UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. REIT ETF and Fundamental Index ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de. St. Paer

Schwab Strategic Trust - Schwab U.S. REIT ETF and Fundamental Index ETFs

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 627-7000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2019

Item 1:	Report(s) to Shareholders.

Semiannual Report  |  August 31, 2019
Schwab U.S. REIT ETF

                  Ticker Symbol  SCHH
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabetfs_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing; or
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedule of Portfolio Holdings are sub-categories of Sector classifications.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended August 31, 2019
Schwab U.S. REIT ETF (Ticker Symbol: SCHH)
Market Price Return[1]	7.68%
NAV Return[1]	7.83%
Dow Jones U.S. Select REIT IndexTM	7.88%
ETF Category: Morningstar Real Estate[2]	10.31%
Performance Details	pages 7-8
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Small-company stocks are subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Select REIT IndexTM is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
From the President

Jonathan de St. Paer
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
If there’s a lesson investors may have learned from recent market cycles, it could be that markets are unpredictable. After a substantial drop in the fourth quarter of 2018, U.S. equity prices were on a steady climb during the first half of the year, with the S&P 500® Index returning more than 18% through June 2019. However, uncertainty about the economic outlook and global trade in the months that followed contributed to a cycle of unsettling one-day declines followed by recoveries. In this environment, the performance of U.S. REITs generally outpaced the broader stock market, bolstered by strong fundamentals as well as the Federal Reserve’s first interest rate cut since 2008. When all was said and done, U.S. REITs, represented by the Dow Jones U.S. Select REIT IndexTM, returned 7.9% during the six-month period ended August 31, 2019, while the S&P 500® Index returned 6.2%.
The ups and downs have understandably put investors on edge, leading many to seek safety in other asset classes such as cash and short-term fixed income. Although market fluctuations can be unnerving, impulsive reactions to sudden market movements—such as chasing performance during a market upswing or fleeing to safety during a market downturn—can often lead to less than optimal results. At Charles Schwab Investment Management, we believe that maintaining a long-term investing plan and a portfolio with exposure to a mix of asset classes that perform differently over time is a better approach to weathering various market cycles.
That’s one of the reasons why we created the Schwab U.S. REIT ETF. REITs can add another layer of diversification when combined with more traditional asset classes in a portfolio since they typically don’t move in lockstep with stocks or bonds, and also tend to perform better in a lower interest rate environment. By offering simple, low-cost access to U.S. REITs across a variety of real estate sectors, including residential, retail, office, industrial, health care, and hospitality, the Schwab U.S. REIT ETF is intended to serve as a component of a well-diversified portfolio.
We have taken great care in developing and designing each of our products. We provide straightforward offerings that meet specific investor needs, without unnecessary cost or complexity. While we may not be able to take all of the surprises out of investing, we can remain constant in our commitment to offering products that are designed to help investors build diversified portfolios—with clear objectives, transparency, and a consistent investing approach.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab U.S. REIT ETF, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ In this environment, the performance of U.S. REITs generally outpaced the broader stock market, bolstered by strong fundamentals as well as the Federal Reserve’s first interest rate cut since 2008.”
Past performance cannot guarantee future results.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
The Investment Environment

Over the six-month reporting period ended August 31, 2019, U.S. REITs produced mixed returns but as a whole generally outpaced broader U.S. equity markets. Despite continued signs of slower global growth, generally steady U.S. economic growth supported the overall real estate market, as did accommodative monetary policies and solid fundamentals. Along with strong fundamentals such as stable office leasing activity, a cut in short-term interest rates during the period provided a tailwind to U.S. REITs. For the reporting period, the Dow Jones U.S. Select REIT IndexTM returned 7.88% and the FTSE EPRA Nareit Global Index (Net)*, which represents general trends in eligible real estate securities worldwide, returned 5.02%. The overall U.S. stock market, as measured by the S&P 500® Index, returned 6.15% for the same period.
Now in its tenth year of expansion, the U.S. economy continued to exhibit steady growth for most of the reporting period, albeit at a slow pace. U.S. gross domestic product (GDP) grew at an annual rate of 2.0% in the second quarter of 2019, down from 3.1% in the first quarter of 2019. Nonfarm payrolls were steady, and the unemployment rate remained low, ending the period at 3.7%, up just slightly from its nearly 50-year low of 3.6% in April and May. Consumer confidence was robust for most of the reporting period. However, in August, it fell to its lowest level since October 2016. U.S. monetary policy grew more accommodative during the reporting period. After raising short-term interest rates four times in 2018, the Federal Reserve (Fed) held rates unchanged through June 2019, declaring its intent to remain “patient.” But amid growing signs of global economic weakness that threatened to dampen U.S. economic growth and to ensure stability given ongoing trade tensions with China, along with continued low inflation and increasing signs of weakness in manufacturing, at the end of July 2019 the Fed enacted a 0.25% cut in the federal funds rate, which ended the reporting period in a range of 2.00% to 2.25%. Going forward, the Fed reiterated that it would closely monitor incoming data on the economic outlook and would act appropriately to sustain the economic expansion. The Fed also announced that, in August, it would once again begin to reinvest proceeds from maturing securities held on its balance sheet. This effectively ended the Fed balance sheet reduction program that had been in place since early 2018.
Asset Class Performance Comparison % returns during the 6 months ended August 31, 2019

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
The Investment Environment (continued)

As trade tensions put pressure on bond yields, with global bond yields mostly down, the U.S. REIT industry grew steadily over the reporting period, outpacing the performance of the broader equity market, particularly in August, as volatility in U.S. equity markets spiked. Among the REITs in the Dow Jones U.S. Select REIT IndexTM, U.S. Residential and Specialized REITs were the strongest contributors to performance for the reporting period. Housing remained strong, driven by consumer confidence and continuing low interest rates. Specialized REITs benefited from strong demand and fundamentals for self-storage and data/cloud services. U.S. Retail REITs struggled, detracting from performance and posting negative returns, as store closings unexpectedly surged in 2019 as a result of higher minimum wages, tariff-related cost pressures, and heavy discounting. U.S. Hotel & Resort REITs also detracted over the period as construction spending on hotels cooled and the long-awaited Airbnb, Inc. IPO appeared to be imminent.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Fund Management

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and head of the Americas institutional index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis and sales and marketing support initiatives.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. REIT ETF (1/13/11)
Market Price Return[2]	7.68%	10.03%	7.70%	10.03%
NAV Return[2]	7.83%	10.18%	7.71%	10.04%
Dow Jones U.S. Select REIT IndexTM	7.88%	10.25%	7.82%	10.16%
ETF Category: Morningstar Real Estate[3]	10.31%	12.04%	7.62%	N/A
Fund Expense Ratio[4]: 0.07%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Small-company stocks may be subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities, and an investment in the fund will be closely linked to the performance of the real estate markets.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Select REIT IndexTM is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (1/13/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Performance and Fund Facts as of August 31, 2019

Statistics1
Number of Holdings	97
Weighted Average Market Cap (millions)	$21,537
Price/Earnings Ratio (P/E)	30.4
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate	2% [2,3]
Industry Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2019 and held through August 31, 2019.
Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 3/1/19	Ending Account Value (Net of Expenses) at 8/31/19	Expenses Paid During Period 3/1/19-8/31/19[2]
Schwab U.S. REIT ETF
Actual Return	0.07%	$1,000.00	$1,078.30	$0.37
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.75	$0.36

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Financial Statements
Financial Highlights
	3/1/19– 8/31/19*	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15
Per-Share Data
Net asset value at beginning of period	$43.29	$37.08	$42.08	$37.71	$40.04	$33.06
Income (loss) from investment operations:
Net investment income (loss)	0.82 [1]	1.29 [1]	1.20 [1]	1.04 [1]	1.03 [1]	0.92
Net realized and unrealized gains (losses)	2.54	6.33	(5.28)	4.48	(2.38)	6.91
Total from investment operations	3.36	7.62	(4.08)	5.52	(1.35)	7.83
Less distributions:
Distributions from net investment income	(0.45)	(1.41)	(0.92)	(1.15)	(0.98)	(0.85)
Net asset value at end of period	$46.20	$43.29	$37.08	$42.08	$37.71	$40.04
Total return	7.83% [2]	20.85%	(9.91%)	14.74%	(3.41%)	24.04%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07% [3]	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	3.60% [3]	3.17%	2.93%	2.50%	2.70%	2.56%
Portfolio turnover rate[4]	2% [2]	7%	8%	14%	12%	15%
Net assets, end of period (x 1,000)	$5,837,752	$5,127,268	$3,691,377	$3,037,968	$1,823,208	$1,269,306

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
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Schwab U.S. REIT ETF  |  Semiannual Report
See financial notes

Schwab U.S. REIT ETF
Portfolio Holdings as of August 31, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Diversified REITs 2.5%
American Assets Trust, Inc.	387,361	18,151,737
Empire State Realty Trust, Inc., Class A	1,168,851	16,434,045
Liberty Property Trust	1,217,202	63,440,568
PS Business Parks, Inc.	164,367	29,521,957
Washington Real Estate Investment Trust	656,368	17,387,188
		144,935,495

Health Care REITs 12.6%
HCP, Inc.	3,923,964	136,200,790
Healthcare Realty Trust, Inc.	1,061,215	35,264,175
LTC Properties, Inc.	325,794	15,898,747
Senior Housing Properties Trust	1,953,628	16,586,302
Universal Health Realty Income Trust	103,836	10,039,903
Ventas, Inc.	3,032,701	222,569,926
Welltower, Inc.	3,323,844	297,683,469
		734,243,312

Hotel & Resort REITs 6.5%
Apple Hospitality REIT, Inc.	1,727,057	27,512,018
Ashford Hospitality Trust, Inc.	718,396	2,011,509
Chatham Lodging Trust	383,752	6,366,446
Chesapeake Lodging Trust	498,865	12,845,774
CorePoint Lodging, Inc.	321,338	2,924,176
DiamondRock Hospitality Co.	1,653,236	15,656,145
Hersha Hospitality Trust	295,175	4,102,932
Hospitality Properties Trust	1,350,948	32,611,885
Host Hotels & Resorts, Inc.	6,081,943	97,554,366
Park Hotels & Resorts, Inc.	1,655,481	38,986,577
Pebblebrook Hotel Trust	1,072,011	28,912,137
RLJ Lodging Trust	1,426,504	23,123,630
Ryman Hospitality Properties, Inc.	422,469	33,653,880
Summit Hotel Properties, Inc.	864,834	9,651,547
Sunstone Hotel Investors, Inc.	1,877,363	24,668,550
Xenia Hotels & Resorts, Inc.	923,317	18,660,236
		379,241,808

Industrial REITs 11.1%
Duke Realty Corp.	2,950,702	98,169,856
EastGroup Properties, Inc.	301,689	37,566,314
First Industrial Realty Trust, Inc.	1,038,160	40,436,332
Prologis, Inc.	5,177,894	432,975,496
Rexford Industrial Realty, Inc.	900,954	39,813,157
		648,961,155

Office REITs 13.3%
Boston Properties, Inc.	1,268,493	162,899,871
Brandywine Realty Trust	1,447,783	20,775,686
Columbia Property Trust, Inc.	959,504	20,523,791
Corporate Office Properties Trust	918,535	26,536,476
Cousins Properties, Inc.	1,192,930	41,394,671
Douglas Emmett, Inc.	1,327,898	56,037,296
Easterly Government Properties, Inc.	644,832	13,251,298
Security	Number of Shares	Value ($)
Equity Commonwealth	1,000,844	33,688,409
Franklin Street Properties Corp.	882,226	6,678,451
Highwoods Properties, Inc.	851,574	36,796,512
Hudson Pacific Properties, Inc.	1,267,281	43,087,554
JBG SMITH Properties	990,612	37,900,815
Kilroy Realty Corp.	828,892	64,537,531
Mack-Cali Realty Corp.	740,615	15,086,327
NorthStar Realty Europe Corp.	413,390	6,998,693
Office Properties Income Trust	394,375	10,691,506
Paramount Group, Inc.	1,657,392	21,844,427
Piedmont Office Realty Trust, Inc., Class A	1,032,107	20,373,792
SL Green Realty Corp.	692,140	55,523,471
Vornado Realty Trust	1,424,979	86,168,480
		780,795,057

Residential REITs 25.4%
American Campus Communities, Inc.	1,126,815	52,374,361
American Homes 4 Rent, Class A	2,136,008	54,639,085
Apartment Investment & Management Co., Class A	1,221,771	62,310,321
AvalonBay Communities, Inc.	1,144,478	243,270,244
Camden Property Trust	793,710	85,919,107
Equity LifeStyle Properties, Inc.	738,266	99,459,195
Equity Residential	3,041,526	257,799,744
Essex Property Trust, Inc.	539,526	173,328,123
Front Yard Residential Corp.	401,474	4,452,347
Independence Realty Trust, Inc.	737,486	10,258,430
Invitation Homes, Inc.	3,447,931	99,162,495
Mid-America Apartment Communities, Inc.	935,834	118,551,451
Sun Communities, Inc.	740,420	109,434,076
UDR, Inc.	2,313,455	111,462,262
		1,482,421,241

Retail REITs 14.8%
Acadia Realty Trust	678,491	18,556,729
Brixmor Property Group, Inc.	2,446,311	45,085,512
CBL & Associates Properties, Inc. (a)	1,420,094	1,292,286
Federal Realty Investment Trust	614,902	79,451,487
Kimco Realty Corp.	3,464,176	63,671,555
Kite Realty Group Trust	686,855	9,815,158
Pennsylvania Real Estate Investment Trust (a)	493,170	2,534,894
Regency Centers Corp.	1,371,781	88,493,592
Retail Opportunity Investments Corp.	937,789	16,420,685
Retail Properties of America, Inc., Class A	1,750,766	19,888,702
Retail Value, Inc.	131,309	4,857,120
RPT Realty	661,418	7,870,874
Seritage Growth Properties, Class A	229,055	8,953,760
Simon Property Group, Inc.	2,536,229	377,745,947
SITE Centers Corp.	1,170,171	16,218,570
Tanger Factory Outlet Centers, Inc. (a)	773,850	10,942,239
Taubman Centers, Inc.	501,370	19,578,499
The Macerich Co.	869,653	24,811,200
Urban Edge Properties	989,104	17,319,211

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Schwab U.S. REIT ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Washington Prime Group, Inc. (a)	1,537,809	4,967,123
Weingarten Realty Investors	981,808	26,008,094
		864,483,237

Specialized REITs 13.7%
CubeSmart	1,547,283	55,531,987
Digital Realty Trust, Inc.	1,709,918	211,397,162
Extra Space Storage, Inc.	1,046,387	127,575,503
Life Storage, Inc.	382,810	40,562,548
National Storage Affiliates Trust	466,816	15,619,663
Public Storage	1,231,991	326,157,297
QTS Realty Trust, Inc., Class A	454,730	22,309,054
		799,153,214
Total Common Stock
(Cost $5,215,348,661)		5,834,234,519

Other Investment Companies 0.3% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07% (b)	1,137,661	1,137,661

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 2.03% (b)	16,941,408	16,941,408
Total Other Investment Companies
(Cost $18,079,069)		18,079,069

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Dow Jones U.S. Real Estate Index, expires 09/20/19	70	2,540,300	15,840
(a)	All or a portion of this security is on loan. Securities on loan were valued at $15,915,451.
(b)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,834,234,519	$—	$—	$5,834,234,519
Other Investment Companies[1]	18,079,069	—	—	18,079,069
Futures Contracts[2]	15,840	—	—	15,840
Total	$5,852,329,428	$—	$—	$5,852,329,428
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab U.S. REIT ETF
Statement of Assets and Liabilities

As of August 31, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $5,216,486,322) including securities on loan of $15,915,451		$5,835,372,180
Collateral invested for securities on loan, at value (cost $16,941,408)		16,941,408
Deposit with broker for futures contracts		556,400
Receivables:
Dividends		2,164,989
Income from securities on loan		17,464
Variation margin on futures contracts	+	1,916
Total assets		5,855,054,357
Liabilities
Collateral held for securities on loan		16,941,408
Payables:
Management fees	+	361,371
Total liabilities		17,302,779
Net Assets
Total assets		5,855,054,357
Total liabilities	–	17,302,779
Net assets		$5,837,751,578
Net Assets by Source
Capital received from investors		5,147,828,088
Total distributable earnings		689,923,490

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,837,751,578		126,350,000		$46.20

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Schwab U.S. REIT ETF
Statement of Operations

For the period March 1, 2019 through August 31, 2019; unaudited
Investment Income
Dividends		$102,096,030
Securities on loan, net	+	54,074
Total investment income		102,150,104
Expenses
Management fees		1,952,416
Total expenses	–	1,952,416
Net investment income		100,197,688
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(16,839,726)
Net realized gains on in-kind redemptions		76,410,473
Net realized gains on futures contracts	+	693,160
Net realized gains		60,263,907
Net change in unrealized appreciation (depreciation) on investments		252,600,893
Net change in unrealized appreciation (depreciation) on futures contracts	+	67,788
Net change in unrealized appreciation (depreciation)	+	252,668,681
Net realized and unrealized gains		312,932,588
Increase in net assets resulting from operations		$413,130,276
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Schwab U.S. REIT ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/19-8/31/19		3/1/18-2/28/19
Net investment income		$100,197,688	$142,620,373
Net realized gains		60,263,907	48,303,810
Net change in unrealized appreciation (depreciation)	+	252,668,681	625,500,961
Increase in net assets resulting from operations		413,130,276	816,425,144
Distributions to Shareholders
Total distributions		($54,893,200)	($155,988,765)

Transactions in Fund Shares
		3/1/19-8/31/19		3/1/18-2/28/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,000,000	$674,108,536	28,900,000	$1,176,924,966
Shares redeemed	+	(7,100,000)	(321,862,015)	(10,000,000)	(401,470,478)
Net transactions in fund shares		7,900,000	$352,246,521	18,900,000	$775,454,488
Shares Outstanding and Net Assets
		3/1/19-8/31/19		3/1/18-2/28/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		118,450,000	$5,127,267,981	99,550,000	$3,691,377,114
Total increase	+	7,900,000	710,483,597	18,900,000	1,435,890,867
End of period		126,350,000	$5,837,751,578	118,450,000	$5,127,267,981
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Schwab U.S. REIT ETF
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab U.S. REIT ETF is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. REIT ETF	Schwab Emerging Markets Equity ETF
Schwab U.S. Broad Market ETF	Schwab U.S. TIPS ETF
Schwab 1000 Index® ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
The fund issues and redeems shares at its net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
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Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAV, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of August 31, 2019 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may
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Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreements. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of August 31, 2019, the fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of August 31, 2019 are disclosed in the fund’s Portfolio Holdings. The value of the securities on loan and investment of cash collateral are also disclosed in the fund’s Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The fund policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Investment Advisory Agreement (Advisory Agreement) between CSIM and the trust, the investment adviser will pay the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year.
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Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The fund is permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The fund has early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and has delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the fund’s financial statements.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictable. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
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Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Small-Cap Company Risk. Securities issued by small-cap companies may be risker than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Real Estate Investment Risk. Due to the composition of the index, the fund concentrates its investments in real estate companies and companies related to the real estate industry. As such, the fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets. These risks include, among others: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Further, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of its index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. The principal types of derivatives used by the fund are futures contracts. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, leverage risk and market risk, are discussed elsewhere in this section. The fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
The fund’s use of derivatives is also subject to credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class (including the real estate industry, as described above), the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
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Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the fund, CSIM is entitled to receive an annual management fee, payable monthly, equal to 0.07% of the fund’s average daily net assets.
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of August 31, 2019.
Schwab VIT Balanced Portfolio	0.1%
Schwab VIT Balanced with Growth Portfolio	0.2%
Schwab VIT Growth Portfolio	0.2%
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.1%
Schwab Target 2025 Index Fund	0.1%
Schwab Target 2030 Index Fund	0.1%
Schwab Target 2035 Index Fund	0.1%
Schwab Target 2040 Index Fund	0.1%
Schwab Target 2045 Index Fund	0.1%
Schwab Target 2050 Index Fund	0.1%
Schwab Target 2055 Index Fund	0.1%
Schwab Target 2060 Index Fund	0.1%
*	Less than 0.05%
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2019, the fund’s total aggregate security transactions with other funds in the Fund Complex was $26,628,478 and includes realized losses of $3,126,936.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The fund had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the fund.
State Street Bank and Trust Company (State Street) serves as the fund’s transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the fund’s shares.
State Street also serves as custodian and accountant for the fund. The custodian is responsible for the daily safekeeping of securities and cash held by the fund. The fund’s accountant maintains all books and records related to the fund’s transactions.
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Financial Notes, unaudited (continued)

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by the fund, CSIM paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, maturing on November 29, 2019. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount the fund borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
The fund entered into equity index futures contracts during the report period. The fund invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at August 31, 2019 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended August 31, 2019, the month-end average notional amounts of futures contracts held by the fund was $7,421,070 and the month-end average number of contracts held was 215.

9. Purchases and Sales of Investment Securities:
For the period ended August 31, 2019, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
Purchases of Securities	Sales of Securities
$161,404,125	$121,874,169

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended August 31, 2019, were as follows:
In-Kind Purchases of Securities	In-Kind Sales of Securities
$655,745,459	$296,759,280
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Financial Notes, unaudited (continued)

10. In-Kind Transactions (continued):
For the period ended August 31, 2019, the fund realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2019 are disclosed in the fund’s Statement of Operations.

11. Federal Income Taxes
As of August 31, 2019, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$5,266,437,599
Gross unrealized appreciation	$877,068,550
Gross unrealized depreciation	(291,176,721)
Net unrealized appreciation (depreciation)	$585,891,829
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2019, the fund had non-expiring capital loss carryforwards of $17,854,448.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of August 31, 2019. The tax-basis components of distributions paid during the year ended February 28, 2019 were as follows:
Ordinary income	$155,988,765
Long-term capital gains	—
As of February 28, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 28, 2019, the fund did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab U.S. REIT ETF (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 13, 2019 and June 4, 2019, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting held on June 4, 2019. The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.	the Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees also considered Schwab’s reputation in connection with the OneSource exchange-traded fund offering and the firm’s overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement

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with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return and market trends, as well as in consideration of the Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees noted that the Fund’s operating expense ratio was below the median operating expense ratio charged by other funds in its peer group. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders by way of the relatively low advisory fee and unitary fee structure of the Fund through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; (ii) graduated investment advisory fee schedule, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab Funds complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that, in addition, CSIM has shared any economies of scale with the Fund by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continues to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 101 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	101	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	101	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	101	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	101	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	101	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	101	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	101	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	101	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	101	Director (2012 – present), Eaton Corporation plc

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	101	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	101	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	101	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab U.S. REIT ETF
Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
Dow Jones U.S. Select REIT Index   An index that is a float-adjusted market-capitalization weighted index comprising of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE EPRA Nareit Global Index (Net)  An index that provides a diverse representation of publicly traded equity real estate investment trusts (REITs) and listed property companies worldwide. The index constituents are free-float adjusted, and screened on liquidity, size and revenue. The index is comprised of countries in developed and emerging markets. The Net of Tax Index is calculated based on the maximum withholding tax rates applicable to dividends received by institutional investors who are not resident in the same country as the remitting company and who do not benefit from double taxation treaties.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
real estate investment trust (REIT)  Real estate companies that own and commonly operate income producing commercial and/or residential real estate.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

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Schwab U.S. REIT ETF  |  Semiannual Report

Notes

Schwab U.S. REIT ETF
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2019 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR63740-08
00234525

Semiannual Report  |  August 31, 2019
Schwab Fundamental Index* ETFs

Schwab Fundamental U.S. Broad Market Index ETF	FNDB
Schwab Fundamental U.S. Large Company Index ETF	FNDX
Schwab Fundamental U.S. Small Company Index ETF	FNDA
Schwab Fundamental International Large Company Index ETF	FNDF
Schwab Fundamental International Small Company Index ETF	FNDC
Schwab Fundamental Emerging Markets Large Company Index ETF	FNDE

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabetfs_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing; or
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.
*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Condensed Portfolio Holdings are sub-categories of Sector classifications.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended August 31, 2019
Schwab Fundamental U.S. Broad Market Index ETF (Ticker Symbol: FNDB)
Market Price Return[1]	2.21%
NAV Return[1]	2.24%
Russell RAFITM US Index	2.35%
Russell 3000® Index	5.00%
ETF Category: Morningstar Large Value[2]	1.52%
Performance Details	pages 8-9

Schwab Fundamental U.S. Large Company Index ETF (Ticker Symbol: FNDX)
Market Price Return[1]	2.61%
NAV Return[1]	2.75%
Russell RAFITM US Large Company Index	2.85%
Russell 1000® Index	5.74%
ETF Category: Morningstar Large Value[2]	1.52%
Performance Details	pages 10-11

Schwab Fundamental U.S. Small Company Index ETF (Ticker Symbol: FNDA)
Market Price Return[1]	-3.69%
NAV Return[1]	-3.64%
Russell RAFITM US Small Company Index	-3.53%
Russell 2000® Index	-4.43%
ETF Category: Morningstar Small Blend[2]	-4.18%
Performance Details	pages 12-13
Total Returns for the 6 Months Ended August 31, 2019
Schwab Fundamental International Large Company Index ETF (Ticker Symbol: FNDF)
Market Price Return[1]	-3.33%
NAV Return[1]	-3.40%
Russell RAFITM Developed ex US Large Company Index (Net)*	-3.56%
MSCI EAFE® Index (Net)*	0.34%
ETF Category: Morningstar Foreign Large Value[2]	-3.91%
Performance Details	pages 14-15

Schwab Fundamental International Small Company Index ETF (Ticker Symbol: FNDC)
Market Price Return[1]	-3.96%
NAV Return[1]	-3.82%
Russell RAFITM Developed ex US Small Company Index (Net)*	-3.72%
S&P Developed ex-U.S. Small Cap Index (Net)*	-1.84%
ETF Category: Morningstar Foreign Small/Mid Blend[2]	-2.42%
Performance Details	pages 16-17

Schwab Fundamental Emerging Markets Large Company Index ETF (Ticker Symbol: FNDE)
Market Price Return[1]	-3.88%
NAV Return[1]	-3.76%
Russell RAFITM Emerging Markets Large Company Index (Net)*	-3.52%
MSCI Emerging Markets Index (Net)*	-4.68%
ETF Category: Morningstar Diversified Emerging Markets[2]	-2.48%
Performance Details	pages 18-19
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for each fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental Index ETFs are not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Index Series (the Indices) or otherwise. The Indices are compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Indices and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Indices. For full disclaimer please see the funds’ statement of additional information.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
From the President

Jonathan de St. Paer
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
If there’s a lesson investors may have learned from recent market cycles, it could be that markets are unpredictable. After a substantial drop in the fourth quarter of 2018, U.S. stock prices were on a steady climb during the first half of the year, with the S&P 500® Index returning more than 18% through June 2019. However, uncertainty around trade and monetary policy in the months that followed contributed to a cycle of unsettling one-day declines followed by recoveries. When all was said and done, U.S. stock prices finished the six-month period ended August 31, 2019, in positive territory, with the S&P 500® Index returning 6.2%.
The ups and downs have understandably put investors on edge, leading many to seek safety in other asset classes such as cash and short-term fixed income. While market fluctuations can be difficult to endure, investors may make matters worse through impulsive reactions to sudden market movements—rather than having a long-term investing plan and sticking to it. In fact, a recent study by the Schwab Center for Financial Research found that investors who stayed invested through the last five market corrections—when the S&P 500® Index fell 20% or more—ended up earning substantially higher returns than those who moved into cash.1 The study showed that missing out on even the first month of gains after the market had hit bottom led to lower returns over time. This is in large part because some of the biggest gains generally occur in the months right after the market has hit a low and begins to recover.
At Charles Schwab Investment Management, we believe that maintaining exposure to a mix of asset classes that perform differently over time is a better way to weather various market cycles. We designed the Schwab Fundamental Index ETFs with this long-term investing strategy in mind. Offering simple, low-cost access to small- and large-company stocks within the U.S., and developed international and emerging markets, the Schwab Fundamental Index ETFs can serve as part of the core of a diversified portfolio. Additionally, by weighting fund holdings based on objective financial measures of company size, Fundamental Index strategies tend to perform differently over time than traditional market-cap index strategies that use market capitalization to weight the same set of stocks, which offers investors the potential for more attractive risk-adjusted returns across various market cycles.
[1]	Schwab Center for Financial Research. (2019, May 24). Why Waiting for a Market Rebound Could Cost You.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
From the President (continued)

“ In fact, a recent study by the Schwab Center for Financial Research found that investors who stayed invested through the last five market corrections—when the S&P 500® Index fell 20% or more—ended up earning substantially higher returns than those who moved into cash.”
We have taken great care in developing and designing each of our products. We provide straightforward offerings that meet specific investor needs, without unnecessary cost or complexity. While we may not be able to take all of the surprises out of investing, we can remain constant in our commitment to offering products with clear objectives, transparency, and a consistent investing approach.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab Fundamental Index ETFs, please continue reading this report. In addition, you can find further details about these funds at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Past performance cannot guarantee future results.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
The Investment Environment

Over the six-month reporting period ended August 31, 2019, global equity markets were mixed. Large-cap U.S. equities delivered positive returns, while U.S. small–cap equities and international markets were weaker, mostly losing ground for the period. As global economies showed increasing weakness, interest rates were lowered in several key economies, including the United States. Over the period, the U.S. dollar strengthened against a basket of foreign currencies, generally reducing the returns on overseas investments in U.S. dollar terms. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 6.15%. Large-cap stocks outperformed small-caps with the Russell RAFI™ US Large Company Index returning 2.85%, and the Russell 2000® Index and Russell RAFI™ US Small Company Index returning -4.43% and -3.53%, respectively. International equities were somewhat weaker, particularly in emerging markets. The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, and the Russell RAFI™ Developed ex US Large Company Index (Net)* returned 0.34% and -3.56%, respectively, while the MSCI Emerging Markets Index (Net)* and the Russell RAFI™ Emerging Markets Large Company Index (Net)* returned -4.68% and -3.52%, respectively.
Economic growth around the globe was uneven over the six-month reporting period as uncertainty related to the trade dispute between the U.S. and China created headwinds for equity markets. Despite these escalated trade tensions, the U.S. maintained its steady growth in its tenth year of expansion, albeit at a declining pace. U.S. gross domestic product (GDP) grew at an annual rate of 2.0% in the second quarter of 2019, down from 3.1% in the first quarter of 2019. Unemployment remained low, ending the period at 3.7%, up just slightly from its nearly 50-year low of 3.6% in April and May. Consumer confidence was robust for most of the reporting period. However, in August, it fell to its lowest level since October 2016. Inflation remained benign.
Outside the U.S., conditions continued to soften, dampened by trade issues, slowing economic output, and geopolitical concerns. In the eurozone, growth softened in the second quarter of 2019, down slightly from the first quarter but consistent with the final quarter of 2018. Growth was subdued by higher inflation and tepid wage growth that constrained consumer spending. The United Kingdom’s economy contracted in the second quarter of 2019 amid
Asset Class Performance Comparison % returns during the 6 months ended August 31, 2019

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
The Investment Environment (continued)

growing Brexit-related economic and political uncertainty that dampened industrial output, construction, and services sectors. Japan’s economy, however, logged steady increases in recent quarters after contracting sharply in the third quarter of 2018. Several Asian economies, including China and India, exhibited signs of slowing, but still outpaced many developed economies.
In response to the economic environment, to bolster growth, and to ensure stability given ongoing trade tensions, a number of central banks reduced their policy rates, including the U.S., while others maintained their generally accommodative policies. In the U.S., after raising rates four times in 2018, the Federal Reserve (Fed) cut its short-term interest rate by 0.25% in July 2019 amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing. Outside the U.S., the European Central Bank held interest rates steady, but in July 2019 signaled that it may launch a stimulus package in coming months that could include interest rate cuts and asset purchases to combat the region’s economic malaise. Also in July 2019, the Bank of Japan announced that it would maintain its short-term interest rate target of –0.1% and increase the size of its asset purchases. Despite ongoing uncertainties over the economy’s wider direction and growing Brexit-related division, in August 2019, the Bank of England maintained its key official bank rate at 0.75%, where it has sat since August 2018. Central banks in key emerging market economies—including India, Thailand, and China—lowered their policy rates in response to inflation and trade-related pressures.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Fund Management

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and head of the Americas institutional index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining CSIM in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis and sales and marketing support initiatives.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in the risk management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. He joined CSIM in 2008 and became a Portfolio Manager in 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operations specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental U.S. Broad Market Index ETF (8/15/13)
Market Price Return[2]	2.21%	-1.64%	7.42%	9.39%
NAV Return[2]	2.24%	-1.61%	7.42%	9.40%
Russell RAFITM US Index	2.35%	-1.38%	7.69%	9.71%
Russell 3000® Index	5.00%	1.31%	9.60%	11.34%
ETF Category: Morningstar Large Value[3]	1.52%	-1.41%	6.12%	N/A
Fund Expense Ratio[4]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental U.S. Broad Market Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF
Performance and Fund Facts as of August 31, 2019

Statistics1
Number of Holdings	1,628
Weighted Average Market Cap (millions)	$166,070
Price/Earnings Ratio (P/E)	16.4
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	8% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Large Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental U.S. Large Company Index ETF (8/15/13)
Market Price Return[2]	2.61%	-0.81%	7.52%	9.50%
NAV Return[2]	2.75%	-0.75%	7.55%	9.53%
Russell RAFITM US Large Company Index	2.85%	-0.52%	7.83%	9.83%
Russell 1000® Index	5.74%	2.49%	9.85%	11.65%
ETF Category: Morningstar Large Value[3]	1.52%	-1.41%	6.12%	N/A
Fund Expense Ratio[4]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental U.S. Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Large Company Index ETF
Performance and Fund Facts as of August 31, 2019

Statistics1
Number of Holdings	706
Weighted Average Market Cap (millions)	$179,100
Price/Earnings Ratio (P/E)	16.4
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	7% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Small Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental U.S. Small Company Index ETF (8/15/13)
Market Price Return[2]	-3.69%	-11.16%	5.78%	7.83%
NAV Return[2]	-3.64%	-11.17%	5.79%	7.85%
Russell RAFITM US Small Company Index	-3.53%	-10.97%	6.03%	8.12%
Russell 2000® Index	-4.43%	-12.89%	6.41%	7.51%
ETF Category: Morningstar Small Blend[3]	-4.18%	-12.34%	5.07%	N/A
Fund Expense Ratio[4]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — The Schwab Fundamental U.S. Small Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Small Company Index ETF
Performance and Fund Facts as of August 31, 2019

Statistics1
Number of Holdings	923
Weighted Average Market Cap (millions)	$4,309
Price/Earnings Ratio (P/E)	16.7
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate	18% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental International Large Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental International Large Company Index ETF (8/15/13)
Market Price Return[2]	-3.33%	-6.69%	0.80%	3.03%
NAV Return[2]	-3.40%	-6.85%	0.86%	3.02%
Russell RAFITM Developed ex US Large Company Index (Net)[3]	-3.56%	-6.91%	0.92%	3.15%
MSCI EAFE® Index (Net)[3]	0.34%	-3.26%	1.89%	3.38%
ETF Category: Morningstar Foreign Large Value[4]	-3.91%	-6.88%	-0.67%	N/A
Fund Expense Ratio[5]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — The Schwab Fundamental International Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Developed ex US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental International Large Company Index ETF
Performance and Fund Facts as of August 31, 2019

Statistics1
Number of Holdings	952
Weighted Average Market Cap (millions)	$57,539
Price/Earnings Ratio (P/E)	12.3
Price/Book Ratio (P/B)	0.9
Portfolio Turnover Rate	12% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental International Small Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental International Small Company Index ETF (8/15/13)
Market Price Return[2]	-3.96%	-10.82%	2.93%	4.64%
NAV Return[2]	-3.82%	-10.66%	3.09%	4.68%
Russell RAFITM Developed ex US Small Company Index (Net)[3]	-3.72%	-10.58%	3.36%	5.07%
S&P Developed ex-U.S. Small Cap Index (Net)[3]	-1.84%	-9.97%	3.13%	5.07%
ETF Category: Morningstar Foreign Small/Mid Blend[4]	-2.42%	-9.97%	2.20%	N/A
Fund Expense Ratio[5]: 0.39%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — The Schwab Fundamental International Small Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Developed ex US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental International Small Company Index ETF
Performance and Fund Facts as of August 31, 2019

Statistics1
Number of Holdings	1,661
Weighted Average Market Cap (millions)	$3,335
Price/Earnings Ratio (P/E)	13.3
Price/Book Ratio (P/B)	1.1
Portfolio Turnover Rate	21% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental Emerging Markets Large Company Index ETF (8/15/13)
Market Price Return[2]	-3.88%	-1.75%	0.66%	2.95%
NAV Return[2]	-3.76%	-1.30%	0.78%	3.01%
Russell RAFITM Emerging Markets Large Company Index (Net)[3]	-3.52%	-0.61%	1.34%	3.62%
MSCI Emerging Markets Index (Net)[3]	-4.68%	-4.36%	0.38%	2.71%
ETF Category: Morningstar Diversified Emerging Markets[4]	-2.48%	-2.54%	0.02%	N/A
Fund Expense Ratio[5]: 0.39%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — The Schwab Fundamental Emerging Markets Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Emerging Markets Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Performance and Fund Facts as of August 31, 2019

Statistics1
Number of Holdings	267
Weighted Average Market Cap (millions)	$60,578
Price/Earnings Ratio (P/E)	10.1
Price/Book Ratio (P/B)	1.1
Portfolio Turnover Rate	23% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2019 and held through August 31, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 3/1/19	Ending Account Value (Net of Expenses) at 8/31/19	Expenses Paid During Period 3/1/19-8/31/19[2]
Schwab Fundamental U.S. Broad Market Index ETF
Actual Return	0.25%	$1,000.00	$1,022.40	$1.27
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.84	$1.27
Schwab Fundamental U.S. Large Company Index ETF
Actual Return	0.25%	$1,000.00	$1,027.50	$1.27
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.84	$1.27
Schwab Fundamental U.S. Small Company Index ETF
Actual Return	0.25%	$1,000.00	$ 963.60	$1.23
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.84	$1.27
Schwab Fundamental International Large Company Index ETF
Actual Return	0.25%	$1,000.00	$ 966.00	$1.24
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.84	$1.27
Schwab Fundamental International Small Company Index ETF
Actual Return	0.39%	$1,000.00	$ 961.80	$1.92
Hypothetical 5% Return	0.39%	$1,000.00	$1,023.14	$1.98
Schwab Fundamental Emerging Markets Large Company Index ETF
Actual Return	0.39%	$1,000.00	$ 962.40	$1.92
Hypothetical 5% Return	0.39%	$1,000.00	$1,023.14	$1.98

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF
Financial Statements
Financial Highlights
	3/1/19– 8/31/19*	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15
Per-Share Data
Net asset value at beginning of period	$37.60	$36.95	$33.82	$27.37	$30.54	$27.36
Income (loss) from investment operations:
Net investment income (loss)	0.49 [1]	0.84 [1]	0.75 [1]	0.67 [1]	0.65 [1]	0.54
Net realized and unrealized gains (losses)	0.35	0.62	3.09	6.45	(3.18)	3.14
Total from investment operations	0.84	1.46	3.84	7.12	(2.53)	3.68
Less distributions:
Distributions from net investment income	(0.43)	(0.81)	(0.71)	(0.67)	(0.64)	(0.50)
Net asset value at end of period	$38.01	$37.60	$36.95	$33.82	$27.37	$30.54
Total return	2.24% [2]	3.98%	11.51%	26.32%	(8.34%)	13.54%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3]	0.25%	0.25%	0.32%	0.32%	0.32%
Net investment income (loss)	2.56% [3]	2.26%	2.14%	2.17%	2.23%	2.14%
Portfolio turnover rate[4]	8% [2]	11%	10%	10%	12%	10%
Net assets, end of period (x 1,000)	$277,477	$276,382	$260,469	$263,785	$166,985	$212,247

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Condensed Portfolio Holdings  as of August 31, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.7%
Ford Motor Co.	147,841	0.5	1,355,702
General Motors Co.	44,912	0.6	1,665,786
Other Securities		0.6	1,754,641
		1.7	4,776,129

Banks 5.4%
Bank of America Corp.	60,063	0.6	1,652,333
Citigroup, Inc.	32,954	0.8	2,120,590
JPMorgan Chase & Co.	30,482	1.2	3,348,753
Wells Fargo & Co.	60,762	1.1	2,829,686
Other Securities		1.7	4,896,537
		5.4	14,847,899

Capital Goods 8.4%
General Electric Co.	322,824	1.0	2,663,298
The Boeing Co.	3,403	0.5	1,238,998
United Technologies Corp.	11,016	0.5	1,434,724
Other Securities		6.4	18,073,093
		8.4	23,410,113

Commercial & Professional Services 1.0%
Other Securities		1.0	2,829,974

Consumer Durables & Apparel 1.6%
Other Securities		1.6	4,316,574

Consumer Services 2.3%
McDonald's Corp.	7,755	0.6	1,690,357
Other Securities		1.7	4,661,177
		2.3	6,351,534

Diversified Financials 5.0%
Berkshire Hathaway, Inc., Class B *	15,957	1.2	3,245,813
The Charles Schwab Corp. (a)	3,560	0.1	136,241
The Goldman Sachs Group, Inc.	6,041	0.5	1,231,820
Other Securities		3.2	9,304,789
		5.0	13,918,663

Energy 8.3%
Chevron Corp.	40,164	1.7	4,728,106
Exxon Mobil Corp.	99,740	2.5	6,830,195
Phillips 66	14,778	0.5	1,457,554
Security	Number of Shares	% of Net Assets	Value ($)
Valero Energy Corp.	17,864	0.5	1,344,802
Other Securities		3.1	8,781,295
		8.3	23,141,952

Food & Staples Retailing 3.0%
Costco Wholesale Corp.	5,529	0.6	1,629,728
Walmart, Inc.	35,106	1.5	4,011,212
Other Securities		0.9	2,698,884
		3.0	8,339,824

Food, Beverage & Tobacco 4.4%
Mondelez International, Inc., Class A	19,563	0.4	1,080,269
PepsiCo, Inc.	13,395	0.7	1,831,498
Philip Morris International, Inc.	19,552	0.5	1,409,504
The Coca-Cola Co.	33,028	0.7	1,817,861
Other Securities		2.1	6,106,480
		4.4	12,245,612

Health Care Equipment & Services 5.5%
CVS Health Corp.	39,114	0.9	2,382,825
Medtronic plc	10,882	0.4	1,174,059
UnitedHealth Group, Inc.	7,870	0.7	1,841,580
Other Securities		3.5	9,749,726
		5.5	15,148,190

Household & Personal Products 1.8%
The Procter & Gamble Co.	27,644	1.2	3,323,638
Other Securities		0.6	1,766,298
		1.8	5,089,936

Insurance 4.0%
American International Group, Inc.	37,827	0.7	1,968,517
The Travelers Cos., Inc.	7,471	0.4	1,097,938
Other Securities		2.9	7,899,787
		4.0	10,966,242

Materials 3.4%
Other Securities		3.4	9,535,264

Media & Entertainment 4.5%
Alphabet, Inc., Class A *	1,040	0.5	1,238,151
Alphabet, Inc., Class C *	1,060	0.5	1,259,386
Comcast Corp., Class A	53,098	0.9	2,350,118

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Condensed Portfolio Holdings  as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
The Walt Disney Co.	20,041	1.0	2,750,828
Other Securities		1.6	4,972,867
		4.5	12,571,350

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
Amgen, Inc.	5,923	0.5	1,235,656
Gilead Sciences, Inc.	21,322	0.5	1,354,800
Johnson & Johnson	22,021	1.0	2,826,616
Merck & Co., Inc.	26,343	0.8	2,277,879
Pfizer, Inc.	68,490	0.9	2,434,819
Other Securities		1.8	5,011,071
		5.5	15,140,841

Real Estate 2.5%
Other Securities		2.5	6,888,750

Retailing 5.0%
Lowe's Cos., Inc.	11,116	0.5	1,247,215
Target Corp.	15,173	0.6	1,624,118
The Home Depot, Inc.	10,181	0.8	2,320,352
Other Securities		3.1	8,646,174
		5.0	13,837,859

Semiconductors & Semiconductor Equipment 3.3%
Intel Corp.	59,324	1.0	2,812,551
QUALCOMM, Inc.	23,375	0.7	1,817,874
Other Securities		1.6	4,485,626
		3.3	9,116,051

Software & Services 6.5%
International Business Machines Corp.	20,959	1.0	2,840,573
Microsoft Corp.	39,033	2.0	5,381,089
Oracle Corp.	30,596	0.6	1,592,828
Other Securities		2.9	8,302,783
		6.5	18,117,273

Technology Hardware & Equipment 6.9%
Apple, Inc.	52,490	4.0	10,956,763
Cisco Systems, Inc.	40,960	0.7	1,917,338
Other Securities		2.2	6,274,715
		6.9	19,148,816

Telecommunication Services 3.7%
AT&T, Inc.	159,070	2.0	5,608,808
Verizon Communications, Inc.	63,155	1.3	3,673,095
Other Securities		0.4	1,047,878
		3.7	10,329,781

Transportation 2.2%
Union Pacific Corp.	7,528	0.5	1,219,235
Other Securities		1.7	4,737,198
		2.2	5,956,433

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 3.9%
Other Securities		3.9	10,882,795
Total Common Stock
(Cost $243,378,269)			276,907,855

Rights 0.0% of net assets

Materials 0.0%
Other Securities		0.0	203
Total Rights
(Cost $203)			203

Other Investment Companies 0.2% of net assets

Money Market Fund 0.0%
Other Securities		0.0	40,251

Securities Lending Collateral 0.2%
Other Securities		0.2	428,115
Total Other Investment Companies
(Cost $468,366)			468,366

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/20/19	4	584,960	(431)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $410,005.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Condensed Portfolio Holdings  as of August 31, 2019 (Unaudited) (continued)

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended August 31, 2019:
	Market Value at 2/28/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 8/31/19	Balance of Shares Held at 8/31/19	Dividends Received
The Charles Schwab Corp.	$136,098	$37,421	($11,361)	($762)	($25,155)	$136,241	3,560	$1,166

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$276,907,855	$—	$—	$276,907,855
Rights [1]
Materials	—	—	203	203
Other Investment Companies[1]	468,366	—	—	468,366
Liabilities
Futures Contracts[2]	(431)	—	—	(431)
Total	$277,375,790	$—	$203	$277,375,993
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Assets and Liabilities

As of August 31, 2019; unaudited
Assets
Investments in affiliated issuer, at value (cost $117,590)		$136,241
Investments in unaffiliated issuers, at value (cost $243,301,133) including securities on loan of $410,005		276,812,068
Collateral invested for securities on loan, at value (cost $428,115)		428,115
Deposit with broker for futures contracts		31,500
Receivables:
Investments sold		122,415
Dividends		725,206
Income from securities on loan	+	2,770
Total assets		278,258,315
Liabilities
Collateral held for securities on loan		428,115
Payables:
Investments bought		290,509
Management fees		62,266
Variation margin on futures contracts	+	380
Total liabilities		781,270
Net Assets
Total assets		278,258,315
Total liabilities	–	781,270
Net assets		$277,477,045
Net Assets by Source
Capital received from investors		244,872,274
Total distributable earnings		32,604,771

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$277,477,045		7,300,000		$38.01

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Operations

For the period March 1, 2019 through August 31, 2019; unaudited
Investment Income
Dividends received from affiliated issuer		$1,166
Dividends received from unaffiliated issuers (net of foreign withholding tax of $253)		3,945,987
Securities on loan, net	+	12,195
Total investment income		3,959,348
Expenses
Management fees		353,579
Total expenses	–	353,579
Net investment income		3,605,769
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(1,976)
Net realized losses on unaffiliated investments		(1,483,311)
Net realized gains on in-kind redemptions on affiliated issuer		1,214
Net realized gains on in-kind redemptions on unaffiliated investments		3,413,071
Net realized gains on futures contracts	+	40,826
Net realized gains		1,969,824
Net change in unrealized appreciation (depreciation) on affiliated issuer		(25,155)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		641,780
Net change in unrealized appreciation (depreciation) on futures contracts	+	(8,600)
Net change in unrealized appreciation (depreciation)	+	608,025
Net realized and unrealized gains		2,577,849
Increase in net assets resulting from operations		$6,183,618

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/19-8/31/19		3/1/18-2/28/19
Net investment income		$3,605,769	$5,939,857
Net realized gains		1,969,824	11,356,465
Net change in unrealized appreciation (depreciation)	+	608,025	(6,239,613)
Increase in net assets resulting from operations		6,183,618	11,056,709
Distributions to Shareholders
Total distributions		($3,128,570)	($5,622,015)

Transactions in Fund Shares
		3/1/19-8/31/19		3/1/18-2/28/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		200,000	$7,568,080	1,250,000	$46,522,467
Shares redeemed	+	(250,000)	(9,528,046)	(950,000)	(36,044,678)
Net transactions in fund shares		(50,000)	($1,959,966)	300,000	$10,477,789
Shares Outstanding and Net Assets
		3/1/19-8/31/19		3/1/18-2/28/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,350,000	$276,381,963	7,050,000	$260,469,480
Total increase or decrease	+	(50,000)	1,095,082	300,000	15,912,483
End of period		7,300,000	$277,477,045	7,350,000	$276,381,963

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/19– 8/31/19*	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15
Per-Share Data
Net asset value at beginning of period	$37.83	$37.20	$33.91	$27.57	$30.55	$27.27
Income (loss) from investment operations:
Net investment income (loss)	0.52 [1]	0.87 [1]	0.78 [1]	0.70 [1]	0.69 [1]	0.52
Net realized and unrealized gains (losses)	0.52	0.57	3.21	6.29	(3.10)	3.25
Total from investment operations	1.04	1.44	3.99	6.99	(2.41)	3.77
Less distributions:
Distributions from net investment income	(0.43)	(0.81)	(0.70)	(0.65)	(0.57)	(0.49)
Net asset value at end of period	$38.44	$37.83	$37.20	$33.91	$27.57	$30.55
Total return	2.75% [2]	3.92%	11.91%	25.66%	(7.92%)	13.92%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3]	0.25%	0.25%	0.32%	0.32%	0.32%
Net investment income (loss)	2.65% [3]	2.33%	2.22%	2.26%	2.39%	2.24%
Portfolio turnover rate[4]	7% [2]	11%	9%	10%	11%	10%
Net assets, end of period (x 1,000)	$5,200,339	$4,596,260	$4,016,040	$2,197,623	$893,389	$336,043

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.7%
Ford Motor Co.	2,996,625	0.5	27,479,051
General Motors Co.	910,245	0.6	33,760,987
Other Securities		0.6	29,825,482
		1.7	91,065,520

Banks 5.2%
Bank of America Corp.	1,216,344	0.7	33,461,623
Citigroup, Inc.	666,371	0.8	42,880,974
JPMorgan Chase & Co.	617,345	1.3	67,821,522
Wells Fargo & Co.	1,230,334	1.1	57,296,654
Other Securities		1.3	70,080,993
		5.2	271,541,766

Capital Goods 8.2%
General Electric Co.	6,535,574	1.0	53,918,485
The Boeing Co.	68,986	0.5	25,117,113
United Technologies Corp.	223,278	0.6	29,079,727
Other Securities		6.1	316,214,782
		8.2	424,330,107

Commercial & Professional Services 0.7%
Other Securities		0.7	34,942,811

Consumer Durables & Apparel 1.4%
Other Securities		1.4	71,539,995

Consumer Services 2.0%
McDonald's Corp.	157,058	0.6	34,233,932
Other Securities		1.4	70,778,927
		2.0	105,012,859

Diversified Financials 5.1%
Berkshire Hathaway, Inc., Class B *	323,091	1.3	65,719,940
The Charles Schwab Corp. (a)	72,566	0.1	2,777,101
The Goldman Sachs Group, Inc.	122,402	0.5	24,958,992
Other Securities		3.2	169,827,424
		5.1	263,283,457

Energy 8.7%
Chevron Corp.	813,500	1.9	95,765,220
Exxon Mobil Corp.	2,020,228	2.7	138,345,213
Phillips 66	299,222	0.6	29,512,266
Security	Number of Shares	% of Net Assets	Value ($)
Valero Energy Corp.	361,411	0.5	27,207,020
Other Securities		3.0	162,314,834
		8.7	453,144,553

Food & Staples Retailing 3.2%
Costco Wholesale Corp.	111,791	0.6	32,951,515
Walmart, Inc.	710,858	1.6	81,222,635
Other Securities		1.0	51,700,342
		3.2	165,874,492

Food, Beverage & Tobacco 4.6%
Mondelez International, Inc., Class A	395,596	0.4	21,844,811
PepsiCo, Inc.	271,263	0.7	37,089,790
Philip Morris International, Inc.	396,195	0.6	28,561,698
The Coca-Cola Co.	668,159	0.7	36,775,471
Other Securities		2.2	112,836,230
		4.6	237,108,000

Health Care Equipment & Services 5.6%
CVS Health Corp.	792,071	0.9	48,252,965
Medtronic plc	220,146	0.5	23,751,552
UnitedHealth Group, Inc.	159,337	0.7	37,284,858
Other Securities		3.5	181,573,947
		5.6	290,863,322

Household & Personal Products 1.9%
The Procter & Gamble Co.	559,843	1.3	67,309,924
Other Securities		0.6	31,951,227
		1.9	99,261,151

Insurance 4.0%
American International Group, Inc.	765,180	0.8	39,819,967
The Travelers Cos., Inc.	151,419	0.4	22,252,536
Other Securities		2.8	148,494,606
		4.0	210,567,109

Materials 3.2%
Other Securities		3.2	165,764,482

Media & Entertainment 4.6%
Alphabet, Inc., Class A *	21,045	0.5	25,054,704
Alphabet, Inc., Class C *	21,461	0.5	25,497,814
Comcast Corp., Class A	1,075,468	0.9	47,600,214

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
The Walt Disney Co.	405,535	1.1	55,663,734
Other Securities		1.6	86,182,605
		4.6	239,999,071

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
Amgen, Inc.	119,946	0.5	25,023,134
Gilead Sciences, Inc.	431,137	0.5	27,394,445
Johnson & Johnson	445,825	1.1	57,226,097
Merck & Co., Inc.	532,946	0.9	46,083,841
Pfizer, Inc.	1,387,515	1.0	49,326,158
Other Securities		1.7	92,887,194
		5.7	297,940,869

Real Estate 1.8%
Other Securities		1.8	93,587,796

Retailing 5.1%
Lowe's Cos., Inc.	224,764	0.5	25,218,521
Target Corp.	307,030	0.6	32,864,491
The Home Depot, Inc.	205,999	0.9	46,949,232
Other Securities		3.1	160,621,267
		5.1	265,653,511

Semiconductors & Semiconductor Equipment 3.3%
Intel Corp.	1,199,677	1.1	56,876,687
QUALCOMM, Inc.	473,562	0.7	36,828,917
Other Securities		1.5	79,911,952
		3.3	173,617,556

Software & Services 6.7%
International Business Machines Corp.	424,242	1.1	57,497,518
Microsoft Corp.	790,320	2.1	108,953,515
Oracle Corp.	618,929	0.6	32,221,444
Other Securities		2.9	147,374,328
		6.7	346,046,805

Technology Hardware & Equipment 7.1%
Apple, Inc.	1,062,866	4.3	221,862,649
Cisco Systems, Inc.	830,037	0.7	38,854,032
Other Securities		2.1	108,477,609
		7.1	369,194,290

Telecommunication Services 4.0%
AT&T, Inc.	3,220,556	2.2	113,556,804
Verizon Communications, Inc.	1,278,779	1.4	74,373,787
Other Securities		0.4	18,142,818
		4.0	206,073,409

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.1%
Union Pacific Corp.	152,335	0.5	24,672,177
Other Securities		1.6	83,952,398
		2.1	108,624,575

Utilities 3.9%
Other Securities		3.9	203,626,704
Total Common Stock
(Cost $4,755,565,118)			5,188,664,210

Other Investment Companies 0.3% of net assets

Money Market Fund 0.1%
Other Securities		0.1	4,367,945

Securities Lending Collateral 0.2%
Other Securities		0.2	10,874,852
Total Other Investment Companies
(Cost $15,242,797)			15,242,797

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/20/19	79	11,552,960	96,077
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $10,400,548.
(c)	The rate shown is the 7-day yield.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2019 (Unaudited) (continued)

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended August 31, 2019:
	Market Value at 2/28/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 8/31/19	Balance of Shares Held at 8/31/19	Dividends Received
The Charles Schwab Corp.	$2,462,133	$929,226	($113,365)	($7,687)	($493,206)	$2,777,101	72,566	$22,672

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,188,664,210	$—	$—	$5,188,664,210
Other Investment Companies[1]	15,242,797	—	—	15,242,797
Futures Contracts[2]	96,077	—	—	96,077
Total	$5,204,003,084	$—	$—	$5,204,003,084
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Large Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2019; unaudited
Assets
Investments in affiliated issuer, at value (cost $2,849,814)		$2,777,101
Investments in unaffiliated issuers, at value (cost $4,757,083,249) including securities on loan of $10,400,548		5,190,255,054
Collateral invested for securities on loan, at value (cost $10,874,852)		10,874,852
Deposit with broker for futures contracts		787,500
Receivables:
Dividends		14,031,756
Fund shares sold		7,678,601
Income from securities on loan	+	59,611
Total assets		5,226,464,475
Liabilities
Collateral held for securities on loan		10,874,852
Payables:
Investments bought		14,087,564
Management fees		1,157,393
Variation margin on futures contracts	+	5,942
Total liabilities		26,125,751
Net Assets
Total assets		5,226,464,475
Total liabilities	–	26,125,751
Net assets		$5,200,338,724
Net Assets by Source
Capital received from investors		4,748,591,140
Total distributable earnings		451,747,584

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,200,338,724		135,300,000		$38.44

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Large Company Index ETF
Statement of Operations

For the period March 1, 2019 through August 31, 2019; unaudited
Investment Income
Dividends received from affiliated issuer		$22,672
Dividends received from unaffiliated issuers (net of foreign withholding tax of $2,574)		72,659,186
Securities on loan, net	+	255,264
Total investment income		72,937,122
Expenses
Management fees		6,313,208
Total expenses	–	6,313,208
Net investment income		66,623,914
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(18,722)
Net realized losses on unaffiliated investments		(30,340,353)
Net realized gains on in-kind redemptions on affiliated issuer		11,035
Net realized gains on in-kind redemptions on unaffiliated investments		54,504,520
Net realized gains on futures contracts	+	808,555
Net realized gains		24,965,035
Net change in unrealized appreciation (depreciation) on affiliated issuer		(493,206)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		33,987,585
Net change in unrealized appreciation (depreciation) on futures contracts	+	(92,631)
Net change in unrealized appreciation (depreciation)	+	33,401,748
Net realized and unrealized gains		58,366,783
Increase in net assets resulting from operations		$124,990,697

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/19-8/31/19		3/1/18-2/28/19
Net investment income		$66,623,914	$102,363,934
Net realized gains		24,965,035	136,394,105
Net change in unrealized appreciation (depreciation)	+	33,401,748	(105,505,059)
Increase in net assets resulting from operations		124,990,697	133,252,980
Distributions to Shareholders
Total distributions		($54,061,560)	($96,068,705)

Transactions in Fund Shares
		3/1/19-8/31/19		3/1/18-2/28/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		19,450,000	$749,787,823	29,100,000	$1,090,604,673
Shares redeemed	+	(5,650,000)	(216,638,452)	(15,550,000)	(547,569,110)
Net transactions in fund shares		13,800,000	$533,149,371	13,550,000	$543,035,563
Shares Outstanding and Net Assets
		3/1/19-8/31/19		3/1/18-2/28/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		121,500,000	$4,596,260,216	107,950,000	$4,016,040,378
Total increase	+	13,800,000	604,078,508	13,550,000	580,219,838
End of period		135,300,000	$5,200,338,724	121,500,000	$4,596,260,216

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Financial Statements
Financial Highlights
	3/1/19– 8/31/19*	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15
Per-Share Data
Net asset value at beginning of period	$38.08	$36.90	$34.89	$26.47	$30.68	$28.44
Income (loss) from investment operations:
Net investment income (loss)	0.33 [1]	0.59 [1]	0.52 [1]	0.45 [1]	0.41 [1]	0.34
Net realized and unrealized gains (losses)	(1.71)	1.14	1.98	8.37	(4.25)	2.22
Total from investment operations	(1.38)	1.73	2.50	8.82	(3.84)	2.56
Less distributions:
Distributions from net investment income	(0.22)	(0.55)	(0.49)	(0.40)	(0.37)	(0.32)
Net asset value at end of period	$36.48	$38.08	$36.90	$34.89	$26.47	$30.68
Total return	(3.64%) [2]	4.69%	7.22%	33.56%	(12.60%)	9.06%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3]	0.25%	0.25%	0.32%	0.32%	0.32%
Net investment income (loss)	1.73% [3]	1.53%	1.45%	1.43%	1.43%	1.32%
Portfolio turnover rate[4]	18% [2]	23%	21%	23%	23%	22%
Net assets, end of period (x 1,000)	$3,321,418	$3,402,783	$2,782,002	$1,568,402	$608,865	$187,141

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.4%
Other Securities		1.4	45,099,937

Banks 6.9%
Other Securities		6.9	229,775,439

Capital Goods 11.9%
Curtiss-Wright Corp.	66,497	0.2	8,155,192
Generac Holdings, Inc. *	115,593	0.3	9,015,098
ITT, Inc.	143,544	0.2	8,170,524
Lennox International, Inc.	31,959	0.2	8,110,555
MasTec, Inc. *	162,007	0.3	10,185,380
Teledyne Technologies, Inc. *	34,054	0.3	10,508,724
Universal Forest Products, Inc.	236,026	0.3	9,228,617
Woodward, Inc.	76,682	0.2	8,270,154
Other Securities		9.9	322,645,719
		11.9	394,289,963

Commercial & Professional Services 5.3%
Copart, Inc. *	119,563	0.3	9,013,855
Kelly Services, Inc., Class A	324,658	0.2	7,859,970
Other Securities		4.8	160,282,332
		5.3	177,156,157

Consumer Durables & Apparel 3.8%
Deckers Outdoor Corp. *	57,959	0.3	8,546,055
Meritage Homes Corp. *	121,085	0.2	7,911,694
Skechers U.S.A., Inc., Class A *	254,237	0.2	8,049,143
Taylor Morrison Home Corp., Class A *	374,143	0.3	8,927,052
Other Securities		2.8	92,953,593
		3.8	126,387,537

Consumer Services 5.6%
Wyndham Hotels & Resorts, Inc.	187,201	0.3	9,618,387
Other Securities		5.3	177,554,911
		5.6	187,173,298

Diversified Financials 4.5%
Cboe Global Markets, Inc.	69,498	0.3	8,281,382
Eaton Vance Corp.	184,746	0.2	7,966,247
Federated Investors, Inc., Class B	247,243	0.2	7,921,666
Security	Number of Shares	% of Net Assets	Value ($)
SLM Corp.	948,545	0.2	8,005,720
Other Securities		3.6	115,944,781
		4.5	148,119,796

Energy 3.7%
Cosan Ltd., A Shares *	690,739	0.3	9,684,161
Other Securities		3.4	112,892,958
		3.7	122,577,119

Food & Staples Retailing 0.7%
Other Securities		0.7	23,489,305

Food, Beverage & Tobacco 2.6%
Other Securities		2.6	87,574,636

Health Care Equipment & Services 3.8%
Chemed Corp.	19,301	0.2	8,288,428
Teleflex, Inc.	26,595	0.3	9,678,452
Other Securities		3.3	107,688,355
		3.8	125,655,235

Household & Personal Products 0.9%
Avon Products, Inc. *	2,697,993	0.3	11,736,270
Other Securities		0.6	18,245,978
		0.9	29,982,248

Insurance 2.7%
Brown & Brown, Inc.	246,161	0.3	9,080,879
Primerica, Inc.	68,179	0.2	8,124,891
Other Securities		2.2	73,373,424
		2.7	90,579,194

Materials 6.5%
Axalta Coating Systems Ltd. *	277,865	0.2	8,024,741
PolyOne Corp.	255,109	0.2	8,166,039
The Scotts Miracle-Gro Co.	80,915	0.3	8,602,883
Other Securities		5.8	191,345,448
		6.5	216,139,111

Media & Entertainment 3.5%
Gannett Co., Inc.	755,079	0.2	7,943,431
TEGNA, Inc.	676,391	0.3	9,679,155
Other Securities		3.0	97,829,484
		3.5	115,452,070

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 2.1%
ICON plc *	51,756	0.2	7,980,258
Other Securities		1.9	61,168,360
		2.1	69,148,618

Real Estate 10.9%
Apartment Investment & Management Co., Class A	169,275	0.3	8,633,025
Extra Space Storage, Inc.	75,531	0.3	9,208,739
Liberty Property Trust	173,469	0.3	9,041,204
Omega Healthcare Investors, Inc.	195,442	0.2	7,950,581
SBA Communications Corp.	36,676	0.3	9,624,883
Other Securities		9.5	318,644,114
		10.9	363,102,546

Retailing 3.5%
Asbury Automotive Group, Inc. *	108,636	0.3	10,244,375
Other Securities		3.2	104,216,521
		3.5	114,460,896

Semiconductors & Semiconductor Equipment 2.6%
Cypress Semiconductor Corp.	415,386	0.3	9,558,032
Teradyne, Inc.	185,929	0.3	9,848,659
Other Securities		2.0	67,974,071
		2.6	87,380,762

Software & Services 5.0%
CoreLogic, Inc. *	167,747	0.3	8,118,955
Genpact Ltd.	266,398	0.3	10,911,662
KBR, Inc.	366,397	0.3	9,350,451
Other Securities		4.1	135,876,391
		5.0	164,257,459

Technology Hardware & Equipment 4.5%
Benchmark Electronics, Inc.	295,533	0.2	7,825,714
Other Securities		4.3	139,983,760
		4.5	147,809,474

Telecommunication Services 0.7%
Other Securities		0.7	24,718,460

Transportation 2.8%
Alaska Air Group, Inc.	193,435	0.3	11,551,938
Genesee & Wyoming, Inc., Class A *	79,335	0.3	8,796,665
JetBlue Airways Corp. *	662,406	0.3	11,472,872
Other Securities		1.9	62,262,979
		2.8	94,084,454

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 4.0%
Hawaiian Electric Industries, Inc.	214,790	0.3	9,536,676
PNM Resources, Inc.	153,713	0.2	7,840,900
Southwest Gas Holdings, Inc.	95,166	0.3	8,681,994
Other Securities		3.2	106,943,511
		4.0	133,003,081
Total Common Stock
(Cost $3,333,222,123)			3,317,416,795

Rights 0.0% of net assets

Materials 0.0%
Other Securities		0.0	29,417
Total Rights
(Cost $29,417)			29,417

Other Investment Companies 1.1% of net assets

Money Market Fund 0.1%
Other Securities		0.1	3,214,312

Securities Lending Collateral 1.0%
Wells Fargo Government Money Market Fund, Select Class 2.03% (c)		1.0	34,513,977
Total Other Investment Companies
(Cost $37,728,289)			37,728,289

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 09/20/19	50	3,735,500	15,223
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $31,864,360.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,317,416,795	$—	$—	$3,317,416,795
Rights [1]
Materials	—	—	29,417	29,417
Other Investment Companies[1]	37,728,289	—	—	37,728,289
Futures Contracts[2]	15,223	—	—	15,223
Total	$3,355,160,307	$—	$29,417	$3,355,189,724
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $3,336,465,852) including securities on loan of $31,864,360		$3,320,660,524
Collateral invested for securities on loan, at value (cost $34,513,977)		34,513,977
Deposit with broker for futures contracts		373,750
Receivables:
Dividends		4,273,861
Income from securities on loan	+	73,734
Total assets		3,359,895,846
Liabilities
Collateral held for securities on loan		34,513,977
Payables:
Investments bought		3,214,051
Management fees		743,493
Variation margin on futures contracts	+	6,286
Total liabilities		38,477,807
Net Assets
Total assets		3,359,895,846
Total liabilities	–	38,477,807
Net assets		$3,321,418,039
Net Assets by Source
Capital received from investors		3,317,581,729
Total distributable earnings		3,836,310

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,321,418,039		91,050,000		$36.48

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Statement of Operations

For the period March 1, 2019 through August 31, 2019; unaudited
Investment Income
Dividends (net of foreign withholding tax of $18,533)		$32,968,771
Securities on loan, net	+	395,345
Total investment income		33,364,116
Expenses
Management fees		4,229,552
Total expenses	–	4,229,552
Net investment income		29,134,564
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(67,738,313)
Net realized gains on in-kind redemptions		138,153,036
Net realized losses on futures contracts	+	(417,078)
Net realized gains		69,997,645
Net change in unrealized appreciation (depreciation) on investments		(217,056,389)
Net change in unrealized appreciation (depreciation) on futures contracts	+	27,144
Net change in unrealized appreciation (depreciation)	+	(217,029,245)
Net realized and unrealized losses		(147,031,600)
Decrease in net assets resulting from operations		($117,897,036)

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/19-8/31/19		3/1/18-2/28/19
Net investment income		$29,134,564	$48,966,373
Net realized gains		69,997,645	154,430,789
Net change in unrealized appreciation (depreciation)	+	(217,029,245)	(87,659,491)
Increase (decrease) in net assets resulting from operations		(117,897,036)	115,737,671
Distributions to Shareholders
Total distributions		($19,087,500)	($46,334,630)

Transactions in Fund Shares
		3/1/19-8/31/19		3/1/18-2/28/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,550,000	$507,227,086	29,750,000	$1,147,395,824
Shares redeemed	+	(11,850,000)	(451,607,377)	(15,800,000)	(596,017,605)
Net transactions in fund shares		1,700,000	$55,619,709	13,950,000	$551,378,219
Shares Outstanding and Net Assets
		3/1/19-8/31/19		3/1/18-2/28/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		89,350,000	$3,402,782,866	75,400,000	$2,782,001,606
Total increase or decrease	+	1,700,000	(81,364,827)	13,950,000	620,781,260
End of period		91,050,000	$3,321,418,039	89,350,000	$3,402,782,866

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Schwab Fundamental International Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/19– 8/31/19*	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15
Per-Share Data
Net asset value at beginning of period	$27.54	$30.28	$26.00	$22.08	$27.17	$28.26
Income (loss) from investment operations:
Net investment income (loss)	0.62 [1]	0.94 [1]	0.80 [1]	0.74 [1]	0.70 [1]	0.30
Net realized and unrealized gains (losses)	(1.55)	(2.81)	4.19	3.79	(5.30)	(0.92) [2]
Total from investment operations	(0.93)	(1.87)	4.99	4.53	(4.60)	(0.62)
Less distributions:
Distributions from net investment income	(0.22)	(0.87)	(0.71)	(0.61)	(0.49)	(0.47)
Net asset value at end of period	$26.39	$27.54	$30.28	$26.00	$22.08	$27.17
Total return	(3.40%) [3]	(6.00%)	19.19%	20.62%	(17.02%)	(2.11%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [4]	0.25%	0.25%	0.32%	0.32%	0.32%
Net investment income (loss)	4.45% [4]	3.29%	2.76%	2.98%	2.80%	2.50%
Portfolio turnover rate[5]	12% [3]	14%	10%	11%	12%	11%
Net assets, end of period (x 1,000)	$4,249,137	$4,083,580	$3,630,569	$1,928,861	$885,348	$290,670

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

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Schwab Fundamental International Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.5% of net assets

Australia 5.9%
Australia & New Zealand Banking Group Ltd.	944,577	0.4	17,017,571
BHP Group Ltd.	1,001,248	0.6	24,480,903
Commonwealth Bank of Australia	469,581	0.6	25,009,856
National Australia Bank Ltd.	962,577	0.4	17,743,953
Westpac Banking Corp.	1,139,341	0.5	21,662,548
Woolworths Group Ltd.	644,209	0.4	16,393,533
Other Securities		3.0	130,492,247
		5.9	252,800,611

Austria 0.3%
Other Securities		0.3	11,735,062

Belgium 0.9%
Anheuser-Busch InBev S.A.	181,390	0.4	17,218,945
Other Securities		0.5	20,078,953
		0.9	37,297,898

Canada 6.8%
Royal Bank of Canada	265,983	0.5	19,932,712
The Toronto-Dominion Bank	301,612	0.4	16,388,009
Other Securities		5.9	250,873,924
		6.8	287,194,645

Denmark 1.0%
Other Securities		1.0	41,539,763

Finland 0.9%
Other Securities		0.9	39,162,363

France 9.2%
BNP Paribas S.A.	441,732	0.5	19,961,779
Engie S.A.	1,081,737	0.4	16,469,210
Orange S.A.	1,050,905	0.4	15,970,866
Sanofi	301,639	0.6	25,949,898
Total S.A.	1,090,771	1.3	54,522,994
Other Securities		6.0	258,962,360
		9.2	391,837,107

Germany 7.9%
Allianz SE	118,581	0.6	26,182,760
BASF SE	438,902	0.7	29,087,452
Bayer AG	307,456	0.5	22,800,376
Security	Number of Shares	% of Net Assets	Value ($)
Daimler AG	617,573	0.7	29,043,768
Deutsche Telekom AG	1,446,738	0.6	24,178,711
Siemens AG	228,801	0.5	22,916,408
Other Securities		4.3	180,374,330
		7.9	334,583,805

Hong Kong 1.6%
Other Securities		1.6	70,290,039

Ireland 0.1%
Other Securities		0.1	2,772,403

Israel 0.2%
Other Securities		0.2	8,117,355

Italy 3.4%
Enel S.p.A.	3,993,884	0.7	29,002,159
Eni S.p.A.	1,773,129	0.6	26,712,366
Other Securities		2.1	87,759,642
		3.4	143,474,167

Japan 24.6%
Hitachi Ltd.	612,971	0.5	20,956,915
Honda Motor Co., Ltd.	1,242,632	0.7	29,542,436
KDDI Corp.	680,855	0.4	18,184,784
Mitsubishi UFJ Financial Group, Inc.	4,373,903	0.5	21,031,985
Nippon Telegraph & Telephone Corp.	391,068	0.5	18,775,096
SoftBank Group Corp.	434,936	0.5	19,766,652
Toyota Motor Corp.	1,112,559	1.7	72,951,252
Other Securities		19.8	842,336,191
		24.6	1,043,545,311

Netherlands 2.5%
Unilever N.V.	257,026	0.4	15,975,336
Other Securities		2.1	89,664,415
		2.5	105,639,751

New Zealand 0.1%
Other Securities		0.1	5,076,339

Norway 0.7%
Other Securities		0.7	29,850,440

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Schwab Fundamental International Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Poland 0.3%
Other Securities		0.3	13,329,301

Portugal 0.2%
Other Securities		0.2	9,183,045

Republic of Korea 5.0%
Samsung Electronics Co., Ltd.	1,865,554	1.6	67,768,319
Other Securities		3.4	143,194,754
		5.0	210,963,073

Singapore 0.8%
Other Securities		0.8	32,953,962

Spain 3.1%
Banco Santander S.A.	8,878,463	0.8	33,634,282
Iberdrola S.A.	1,844,419	0.5	18,995,469
Telefonica S.A.	3,094,578	0.5	21,473,204
Other Securities		1.3	58,409,771
		3.1	132,512,726

Sweden 2.0%
Other Securities		2.0	86,868,425

Switzerland 5.8%
Nestle S.A.	536,861	1.4	60,226,966
Novartis AG	391,434	0.8	35,213,038
Roche Holding AG	122,583	0.8	33,524,645
Zurich Insurance Group AG	43,759	0.4	15,576,249
Other Securities		2.4	102,115,918
		5.8	246,656,816

United Kingdom 15.2%
AstraZeneca plc	224,146	0.5	19,976,403
BP plc	10,617,092	1.5	64,676,002
British American Tobacco plc	533,417	0.4	18,709,115
GlaxoSmithKline plc	1,201,697	0.6	25,049,044
Glencore plc *	8,180,303	0.6	23,605,869
HSBC Holdings plc	5,133,122	0.9	36,970,626
National Grid plc	1,521,547	0.4	15,908,146
Rio Tinto plc	345,982	0.4	17,484,096
Royal Dutch Shell plc, A Shares	1,051,558	0.7	29,140,968
Royal Dutch Shell plc, B Shares	1,813,445	1.2	50,022,627
Vodafone Group plc	17,259,979	0.8	32,631,557
Other Securities		7.2	313,282,417
		15.2	647,456,870
Total Common Stock
(Cost $4,264,857,552)			4,184,841,277

Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 1.0% of net assets

Germany 0.6%
Volkswagen AG	125,168	0.4	20,138,609
Other Securities		0.2	6,571,315
		0.6	26,709,924

Italy 0.1%
Other Securities		0.1	3,190,621

Republic of Korea 0.3%
Other Securities		0.3	13,487,123

Spain 0.0%
Other Securities		0.0	667,953
Total Preferred Stock
(Cost $45,720,823)			44,055,621

Other Investment Companies 0.4% of net assets

United States 0.4%
Money Market Fund 0.1%
Other Securities		0.1	3,352,489
Securities Lending Collateral 0.3%
Other Securities		0.3	11,318,638
Total Other Investment Companies
(Cost $14,671,127)			14,671,127

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/20/19	211	19,453,145	9,238
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,492,716.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental International Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,114,551,238	$—	$—	$4,114,551,238
Hong Kong	69,705,371	—	584,668	70,290,039
Preferred Stock[1]	44,055,621	—	—	44,055,621
Other Investment Companies[1]	14,671,127	—	—	14,671,127
Futures Contracts[2]	9,238	—	—	9,238
Total	$4,242,992,595	$—	$584,668	$4,243,577,263
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Fundamental International Large Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $4,313,930,864) including securities on loan of $10,492,716		$4,232,249,387
Collateral invested for securities on loan, at value (cost $11,318,638)		11,318,638
Deposit with broker for futures contracts		1,066,500
Foreign currency, at value (cost $1,224,572)		1,221,004
Receivables:
Dividends		12,394,195
Foreign tax reclaims		3,507,744
Income from securities on loan		166,083
Variation margin on futures contracts	+	88,620
Total assets		4,262,012,171
Liabilities
Collateral held for securities on loan		11,318,638
Payables:
Investments bought		611,430
Management fees	+	945,138
Total liabilities		12,875,206
Net Assets
Total assets		4,262,012,171
Total liabilities	–	12,875,206
Net assets		$4,249,136,965
Net Assets by Source
Capital received from investors		4,382,771,328
Total distributable loss		(133,634,363)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,249,136,965		161,000,000		$26.39

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Schwab Fundamental International Large Company Index ETF
Statement of Operations

For the period March 1, 2019 through August 31, 2019; unaudited
Investment Income
Dividends (net of foreign withholding tax of $10,397,433)		$99,264,372
Securities on loan, net	+	1,086,414
Total investment income		100,350,786
Expenses
Management fees		5,346,678
Professional fees	+	14,456*
Total expenses		5,361,134
Expense reduction by CSIM	–	14,456*
Net expenses	–	5,346,678
Net investment income		95,004,108
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(6,567,672)
Net realized gains on futures contracts		1,319,584
Net realized losses on foreign currency transactions	+	(171,771)
Net realized losses		(5,419,859)
Net change in unrealized appreciation (depreciation) on investments		(236,532,906)
Net change in unrealized appreciation (depreciation) on futures contracts		(599,994)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	46,871
Net change in unrealized appreciation (depreciation)	+	(237,086,029)
Net realized and unrealized losses		(242,505,888)
Decrease in net assets resulting from operations		($147,501,780)
*	Includes professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2 (d) and 4 for additional information.

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Schwab Fundamental International Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/19-8/31/19		3/1/18-2/28/19
Net investment income		$95,004,108	$127,756,639
Net realized losses		(5,419,859)	(45,889,337)
Net change in unrealized appreciation (depreciation)	+	(237,086,029)	(321,700,413)
Decrease in net assets resulting from operations		(147,501,780)	(239,833,111)
Distributions to Shareholders
Total distributions		($34,533,810)	($123,073,280)

Transactions in Fund Shares
		3/1/19-8/31/19		3/1/18-2/28/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,700,000	$347,592,596	29,900,000	$858,255,108
Shares redeemed	+	—	—	(1,500,000)	(42,337,793)
Net transactions in fund shares		12,700,000	$347,592,596	28,400,000	$815,917,315
Shares Outstanding and Net Assets
		3/1/19-8/31/19		3/1/18-2/28/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		148,300,000	$4,083,579,959	119,900,000	$3,630,569,035
Total increase	+	12,700,000	165,557,006	28,400,000	453,010,924
End of period		161,000,000	$4,249,136,965	148,300,000	$4,083,579,959

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Schwab Fundamental International Small Company Index ETF
Financial Statements
Financial Highlights
	3/1/19– 8/31/19*	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15
Per-Share Data
Net asset value at beginning of period	$31.23	$36.02	$29.99	$24.81	$27.22	$27.75
Income (loss) from investment operations:
Net investment income (loss)	0.52 [1]	0.79 [1]	0.62 [1]	0.55 [1]	0.43 [1]	0.41
Net realized and unrealized gains (losses)	(1.71)	(4.82)	6.11	5.18	(2.49)	(0.53) [2]
Total from investment operations	(1.19)	(4.03)	6.73	5.73	(2.06)	(0.12)
Less distributions:
Distributions from net investment income	(0.16)	(0.76)	(0.70)	(0.55)	(0.35)	(0.41)
Net asset value at end of period	$29.88	$31.23	$36.02	$29.99	$24.81	$27.22
Total return	(3.82%) [3]	(11.06%)	22.47%	23.26%	(7.64%)	(0.32%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39% [4]	0.39%	0.39%	0.46%	0.46%	0.46%
Net investment income (loss)	3.34% [4]	2.38%	1.83%	1.94%	1.65%	1.73%
Portfolio turnover rate[5]	21% [3]	25%	18%	25%	22%	21%
Net assets, end of period (x 1,000)	$1,906,565	$1,842,568	$1,811,898	$866,749	$379,667	$68,046

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

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Schwab Fundamental International Small Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.4% of net assets

Australia 5.6%
ASX Ltd.	48,125	0.2	2,798,534
Automotive Holdings Group Ltd.	1,244,263	0.2	2,841,912
Dexus	316,511	0.2	2,750,916
JB Hi-Fi Ltd.	137,430	0.2	3,046,325
Qantas Airways Ltd.	698,646	0.2	2,876,055
Santos Ltd.	636,680	0.2	3,092,824
Other Securities		4.4	88,730,156
		5.6	106,136,722

Austria 0.6%
Other Securities		0.6	12,241,093

Belgium 1.3%
Other Securities		1.3	24,096,783

Canada 8.6%
CAE, Inc.	118,859	0.2	3,117,276
Canadian Utilities Ltd., Class A	111,187	0.2	3,217,294
Franco-Nevada Corp.	28,858	0.2	2,824,557
Kinross Gold Corp. *	800,722	0.2	3,989,148
Parkland Fuel Corp.	98,930	0.2	3,091,190
Restaurant Brands International, Inc.	34,821	0.1	2,736,048
WestJet Airlines Ltd.	184,954	0.2	4,295,365
Wheaton Precious Metals Corp.	132,971	0.2	3,918,682
Yamana Gold, Inc.	853,261	0.2	3,088,640
Other Securities		6.9	133,273,954
		8.6	163,552,154

Denmark 1.1%
Other Securities		1.1	21,045,118

Finland 1.2%
Huhtamaki Oyj	74,230	0.2	2,870,912
Orion Oyj, Class B	84,950	0.2	3,159,224
Other Securities		0.8	16,536,536
		1.2	22,566,672

France 4.3%
Edenred	68,541	0.2	3,343,798
Getlink SE	193,718	0.2	2,730,649
Other Securities		3.9	76,496,868
		4.3	82,571,315

Security	Number of Shares	% of Net Assets	Value ($)
Germany 3.7%
Dialog Semiconductor plc *	67,819	0.2	3,208,497
Puma SE	35,923	0.2	2,731,632
Suedzucker AG	194,432	0.2	3,211,774
Other Securities		3.1	60,474,464
		3.7	69,626,367

Hong Kong 3.7%
Hang Lung Properties Ltd.	1,270,228	0.2	2,872,678
Other Securities		3.5	68,323,392
		3.7	71,196,070

Ireland 0.3%
Other Securities		0.3	6,446,200

Israel 1.0%
Israel Discount Bank Ltd., A Shares	672,736	0.2	2,802,789
Other Securities		0.8	16,466,825
		1.0	19,269,614

Italy 2.4%
Other Securities		2.4	46,513,359

Japan 34.6%
Azbil Corp.	111,792	0.2	2,854,174
Hitachi Chemical Co., Ltd.	147,228	0.2	4,604,993
Hitachi High-Technologies Corp.	75,069	0.2	4,059,504
Kamigumi Co., Ltd.	123,418	0.2	2,894,036
Kansai Paint Co., Ltd.	137,114	0.2	2,856,084
Kurita Water Industries Ltd.	107,868	0.2	2,807,850
Morinaga Milk Industry Co., Ltd.	87,720	0.2	3,627,969
Nabtesco Corp.	99,601	0.2	2,866,655
Nomura Research Institute Ltd.	172,146	0.2	3,426,864
Rakuten, Inc.	342,283	0.2	3,227,898
Other Securities		32.6	627,386,820
		34.6	660,612,847

Luxembourg 0.0%
Other Securities		0.0	—

Netherlands 1.7%
Altice Europe N.V. *	951,236	0.2	4,212,193
Other Securities		1.5	28,579,826
		1.7	32,792,019

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental International Small Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
New Zealand 1.1%
Other Securities		1.1	20,366,192

Norway 1.5%
Other Securities		1.5	27,767,780

Poland 1.1%
Orange Polska S.A. *	2,140,342	0.2	3,435,260
Other Securities		0.9	18,506,689
		1.1	21,941,949

Portugal 0.4%
Other Securities		0.4	7,629,447

Republic of Korea 4.9%
Other Securities		4.9	93,470,731

Singapore 1.6%
Singapore Technologies Engineering Ltd.	983,540	0.2	2,793,503
Other Securities		1.4	27,166,404
		1.6	29,959,907

Spain 1.4%
Acciona S.A. (a)	33,289	0.2	3,577,968
Other Securities		1.2	23,625,334
		1.4	27,203,302

Sweden 3.3%
Getinge AB, B Shares	253,155	0.2	3,496,538
JM AB	118,224	0.2	2,952,345
Svenska Cellulosa AB SCA, B Shares	321,756	0.2	2,777,651
Other Securities		2.7	53,200,959
		3.3	62,427,493

Switzerland 3.4%
Helvetia Holding AG	21,007	0.1	2,738,797
Vifor Pharma AG	20,890	0.2	3,312,589
Other Securities		3.1	58,206,960
		3.4	64,258,346

United Kingdom 10.6%
BBA Aviation plc	778,694	0.2	3,044,148
Cobham plc *	1,628,083	0.2	3,202,160
Intermediate Capital Group plc	177,544	0.2	2,888,726
Security	Number of Shares	% of Net Assets	Value ($)
IWG plc	566,048	0.2	2,876,017
Phoenix Group Holdings plc	387,534	0.2	3,053,571
Polymetal International plc	206,740	0.2	2,978,538
Other Securities		9.4	183,336,993
		10.6	201,380,153
Total Common Stock
(Cost $1,961,876,852)			1,895,071,633

Preferred Stock 0.3% of net assets

Germany 0.3%
Other Securities		0.3	5,959,082
Total Preferred Stock
(Cost $7,381,798)			5,959,082

Other Investment Companies 2.0% of net assets

United States 2.0%
Money Market Fund 0.1%
Other Securities		0.1	2,363,191
Securities Lending Collateral 1.9%
Wells Fargo Government Money Market Fund, Select Class 2.03% (c)		1.9	36,144,295
Total Other Investment Companies
(Cost $38,507,486)			38,507,486

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/20/19	57	5,255,115	88,477
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $33,200,593.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust

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Schwab Fundamental International Small Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,745,635,974	$—	$—	$1,745,635,974
Belgium	23,995,592	—	101,191	24,096,783
Hong Kong	71,196,070	—	— *	71,196,070
Italy	46,288,299	—	225,060	46,513,359
Luxembourg	—	—	— *	—
Portugal	7,629,447	—	— *	7,629,447
Preferred Stock[1]	5,959,082	—	—	5,959,082
Other Investment Companies[1]	38,507,486	—	—	38,507,486
Futures Contracts[2]	88,477	—	—	88,477
Total	$1,939,300,427	$—	$326,251	$1,939,626,678
*	Level 3 amount shown includes securities determined to have no value at August 31, 2019.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Fundamental International Small Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $1,971,621,841) including securities on loan of $33,200,593		$1,903,393,906
Collateral invested for securities on loan, at value (cost $36,144,295)		36,144,295
Deposit with broker for futures contracts		459,000
Foreign currency, at value (cost $370,166)		364,384
Receivables:
Investments sold		1,060,392
Dividends		3,151,853
Foreign tax reclaims		833,019
Income from securities on loan		200,051
Variation margin on futures contracts	+	31,505
Total assets		1,945,638,405
Liabilities
Collateral held for securities on loan		36,144,295
Payables:
Investments bought		2,264,076
Management fees	+	664,836
Total liabilities		39,073,207
Net Assets
Total assets		1,945,638,405
Total liabilities	–	39,073,207
Net assets		$1,906,565,198
Net Assets by Source
Capital received from investors		2,028,099,474
Total distributable loss		(121,534,276)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,906,565,198		63,800,000		$29.88

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Schwab Fundamental International Small Company Index ETF
Statement of Operations

For the period March 1, 2019 through August 31, 2019; unaudited
Investment Income
Dividends (net of foreign withholding tax of $3,387,795)		$34,879,261
Securities on loan, net	+	1,316,340
Total investment income		36,195,601
Expenses
Management fees		3,789,516
Total expenses	–	3,789,516
Net investment income		32,406,085
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(19,528,214)
Net realized gains on futures contracts		427,889
Net realized gains on foreign currency transactions	+	84,381
Net realized losses		(19,015,944)
Net change in unrealized appreciation (depreciation) on investments		(87,793,191)
Net change in unrealized appreciation (depreciation) on futures contracts		(229,798)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	15,212
Net change in unrealized appreciation (depreciation)	+	(88,007,777)
Net realized and unrealized losses		(107,023,721)
Decrease in net assets resulting from operations		($74,617,636)

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Schwab Fundamental International Small Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/19-8/31/19		3/1/18-2/28/19
Net investment income		$32,406,085	$44,236,756
Net realized gains (losses)		(19,015,944)	6,124,063
Net change in unrealized appreciation (depreciation)	+	(88,007,777)	(273,136,744)
Decrease in net assets resulting from operations		(74,617,636)	(222,775,925)
Distributions to Shareholders
Total distributions		($10,187,840)	($43,257,300)

Transactions in Fund Shares
		3/1/19-8/31/19		3/1/18-2/28/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,800,000	$148,802,421	12,400,000	$423,788,244
Shares redeemed	+	—	—	(3,700,000)	(127,084,991)
Net transactions in fund shares		4,800,000	$148,802,421	8,700,000	$296,703,253
Shares Outstanding and Net Assets
		3/1/19-8/31/19		3/1/18-2/28/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		59,000,000	$1,842,568,253	50,300,000	$1,811,898,225
Total increase	+	4,800,000	63,996,945	8,700,000	30,670,028
End of period		63,800,000	$1,906,565,198	59,000,000	$1,842,568,253

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Schwab Fundamental Emerging Markets Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/19– 8/31/19*	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15
Per-Share Data
Net asset value at beginning of period	$28.08	$31.22	$26.06	$17.78	$24.16	$24.98
Income (loss) from investment operations:
Net investment income (loss)	0.82 [1]	0.85 [1]	0.71 [1]	0.49 [1]	0.57 [1]	0.37
Net realized and unrealized gains (losses)	(1.86)	(3.20)	5.06	8.18	(6.58)	(0.87)
Total from investment operations	(1.04)	(2.35)	5.77	8.67	(6.01)	(0.50)
Less distributions:
Distributions from net investment income	(0.19)	(0.79)	(0.61)	(0.39)	(0.37)	(0.32)
Net asset value at end of period	$26.85	$28.08	$31.22	$26.06	$17.78	$24.16
Total return	(3.76%) [2]	(7.36%)	22.32%	49.03%	(24.92%)	(1.98%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39% [3]	0.39%	0.39%	0.46%	0.46%	0.46%
Net investment income (loss)	5.84% [3]	2.99%	2.48%	2.14%	2.80%	2.20%
Portfolio turnover rate[4]	23% [2]	33%	14%	14%	20%	13%
Net assets, end of period (x 1,000)	$2,379,292	$2,341,576	$2,200,763	$1,011,273	$359,092	$96,642

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

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Schwab Fundamental Emerging Markets Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 92.6% of net assets

Brazil 6.8%
Ambev S.A.	2,925,886	0.6	13,255,067
Banco do Brasil S.A.	1,590,708	0.8	17,800,285
JBS S.A.	2,429,625	0.7	17,427,541
Petroleo Brasileiro S.A.	3,242,349	0.9	22,182,180
Vale S.A.	2,872,307	1.3	31,675,870
Other Securities		2.5	59,727,750
		6.8	162,068,693

Chile 0.8%
Other Securities		0.8	18,204,235

China 24.5%
Agricultural Bank of China Ltd., H Shares	32,392,182	0.5	12,485,006
Alibaba Group Holding Ltd. ADR *	68,603	0.5	12,007,583
Bank of China Ltd., H Shares	96,462,841	1.6	36,810,595
China Construction Bank Corp., H Shares	102,262,663	3.2	75,959,427
China Merchants Bank Co., Ltd., H Shares	2,454,132	0.5	11,181,697
China Mobile Ltd.	5,989,242	2.1	49,646,955
China Petroleum & Chemical Corp., H Shares	70,436,292	1.7	41,262,047
China Telecom Corp., Ltd., H Shares	24,639,124	0.5	11,037,583
China Unicom Hong Kong Ltd.	11,444,316	0.5	11,407,290
CNOOC Ltd.	18,080,267	1.1	26,998,044
Industrial & Commercial Bank of China Ltd., H Shares	79,535,882	2.1	50,246,972
PetroChina Co., Ltd., H Shares	35,863,251	0.8	17,804,954
Ping An Insurance Group Co. of China Ltd., H Shares	1,510,878	0.7	17,335,273
Tencent Holdings Ltd.	455,456	0.8	18,880,089
Other Securities		7.9	188,699,927
		24.5	581,763,442

Colombia 0.3%
Other Securities		0.3	7,462,362

Czech Republic 0.2%
Other Securities		0.2	4,918,732

Egypt 0.1%
Other Securities		0.1	1,607,310

Security	Number of Shares	% of Net Assets	Value ($)
Greece 1.2%
Piraeus Bank S.A. *	3,270,975	0.5	11,094,657
Other Securities		0.7	16,958,779
		1.2	28,053,436

Hungary 0.5%
Other Securities		0.5	12,384,464

India 6.6%
Infosys Ltd.	1,676,936	0.8	19,137,137
Reliance Industries Ltd. GDR	631,365	0.9	21,908,365
Other Securities		4.9	116,797,508
		6.6	157,843,010

Indonesia 1.5%
PT Telekomunikasi Indonesia (Persero) Tbk	37,539,044	0.5	11,776,436
Other Securities		1.0	23,627,709
		1.5	35,404,145

Kuwait 0.3%
Other Securities		0.3	6,508,712

Malaysia 1.8%
Tenaga Nasional Berhad	3,841,900	0.5	12,753,043
Other Securities		1.3	30,120,791
		1.8	42,873,834

Mexico 4.4%
America Movil S.A.B. de C.V., Series L	49,326,900	1.5	36,035,628
Fomento Economico Mexicano S.A.B. de C.V.	1,740,020	0.7	15,870,508
Wal-Mart de Mexico S.A.B. de C.V.	4,053,791	0.5	11,460,101
Other Securities		1.7	40,484,397
		4.4	103,850,634

Philippines 0.3%
Other Securities		0.3	7,656,860

Qatar 0.3%
Other Securities		0.3	6,564,689

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Schwab Fundamental Emerging Markets Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Russia 14.6%
Gazprom PJSC	40,249,547	5.9	140,275,588
LUKOIL PJSC	967,033	3.3	78,097,228
Magnit PJSC	189,742	0.4	10,510,957
Mobile TeleSystems PJSC	2,576,388	0.4	10,301,878
Rosneft Oil Co. PJSC	2,461,291	0.6	15,036,834
Sberbank of Russia PJSC	7,846,330	1.1	26,409,162
Tatneft PJSC	1,256,915	0.6	14,021,858
Other Securities		2.3	52,371,937
		14.6	347,025,442

South Africa 6.2%
Gold Fields Ltd.	1,698,631	0.4	10,164,657
MTN Group Ltd.	4,661,658	1.3	31,496,797
Sasol Ltd.	815,848	0.6	15,472,030
Standard Bank Group Ltd.	1,060,999	0.5	12,386,445
Other Securities		3.4	78,575,318
		6.2	148,095,247

Taiwan 16.6%
Asustek Computer, Inc.	1,721,176	0.5	11,178,602
Hon Hai Precision Industry Co., Ltd.	29,591,928	2.9	69,905,159
MediaTek, Inc.	1,254,046	0.6	14,672,458
Pegatron Corp.	7,748,234	0.6	12,926,057
Taiwan Semiconductor Manufacturing Co., Ltd.	9,592,352	3.3	79,096,440
Other Securities		8.7	207,948,096
		16.6	395,726,812

Thailand 3.3%
PTT PCL NVDR	17,621,000	1.1	25,504,269
The Siam Cement PCL NVDR	735,900	0.4	10,013,391
Other Securities		1.8	42,609,940
		3.3	78,127,600

Turkey 1.8%
Other Securities		1.8	43,417,971

United Arab Emirates 0.5%
Other Securities		0.5	12,842,883
Total Common Stock
(Cost $2,166,110,608)			2,202,400,513

Preferred Stock 7.1% of net assets

Brazil 5.4%
Banco Bradesco S.A.	3,283,771	1.1	26,184,660
Itau Unibanco Holding S.A.	4,412,494	1.5	36,242,207
Security	Number of Shares	% of Net Assets	Value ($)
Petroleo Brasileiro S.A.	4,212,279	1.1	25,994,171
Telefonica Brasil S.A.	763,324	0.4	9,914,234
Other Securities		1.3	31,231,765
		5.4	129,567,037

Colombia 0.2%
Other Securities		0.2	4,793,394

Russia 1.5%
Transneft PJSC	12,107	1.2	27,336,115
Other Securities		0.3	7,897,935
		1.5	35,234,050
Total Preferred Stock
(Cost $145,511,761)			169,594,481

Other Investment Company 0.2% of net assets

United States 0.2%
Money Market Fund 0.2%
Other Securities		0.2	4,363,715
Total Other Investment Company
(Cost $4,363,715)			4,363,715

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 09/20/19	138	6,789,600	83,358
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

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Schwab Fundamental Emerging Markets Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,202,400,513	$—	$—	$2,202,400,513
Preferred Stock[1]	169,594,481	—	—	169,594,481
Other Investment Company[1]	4,363,715	—	—	4,363,715
Futures Contracts[2]	83,358	—	—	83,358
Total	$2,376,442,067	$—	$—	$2,376,442,067
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $2,315,986,084)		$2,376,358,709
Deposit with broker for futures contracts		512,200
Foreign currency, at value (cost $1,308,235)		1,310,738
Receivables:
Dividends		5,736,909
Variation margin on futures contracts	+	74,092
Total assets		2,383,992,648
Liabilities
Payables:
Investments bought		3,866,718
Management fees	+	834,363
Total liabilities		4,701,081
Net Assets
Total assets		2,383,992,648
Total liabilities	–	4,701,081
Net assets		$2,379,291,567
Net Assets by Source
Capital received from investors		2,321,784,200
Total distributable earnings		57,507,367

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,379,291,567		88,600,000		$26.85

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Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Operations

For the period March 1, 2019 through August 31, 2019; unaudited
Investment Income
Dividends (net of foreign withholding tax of $10,280,487)		$75,642,378
Securities on loan, net	+	3,955
Total investment income		75,646,333
Expenses
Management fees		4,750,195
Total expenses	–	4,750,195
Net investment income		70,896,138
Realized and Unrealized Gains (Losses)
Net realized gains on investments		5,274,619
Net realized gains on in-kind redemptions		20,470,106
Net realized losses on futures contracts		(1,807,231)
Net realized losses on foreign currency transactions	+	(1,294,306)
Net realized gains		22,643,188
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of $1,373,240)		(185,714,474)
Net change in unrealized appreciation (depreciation) on futures contracts		69,015
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(125,960)
Net change in unrealized appreciation (depreciation)	+	(185,771,419)
Net realized and unrealized losses		(163,128,231)
Decrease in net assets resulting from operations		($92,232,093)

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Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/19-8/31/19		3/1/18-2/28/19
Net investment income		$70,896,138	$65,586,231
Net realized gains (losses)		22,643,188	(56,473,494)
Net change in unrealized appreciation (depreciation)	+	(185,771,419)	(178,366,547)
Decrease in net assets resulting from operations		(92,232,093)	(169,253,810)
Distributions to Shareholders
Total distributions		($15,924,480)	($62,958,600)

Transactions in Fund Shares
		3/1/19-8/31/19		3/1/18-2/28/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,800,000	$330,980,058	13,400,000	$387,214,447
Shares redeemed	+	(6,600,000)	(185,107,560)	(500,000)	(14,188,920)
Net transactions in fund shares		5,200,000	$145,872,498	12,900,000	$373,025,527
Shares Outstanding and Net Assets
		3/1/19-8/31/19		3/1/18-2/28/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		83,400,000	$2,341,575,642	70,500,000	$2,200,762,525
Total increase	+	5,200,000	37,715,925	12,900,000	140,813,117
End of period		88,600,000	$2,379,291,567	83,400,000	$2,341,575,642

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Schwab Fundamental Index ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab Fundamental U.S. Broad Market Index ETF	Schwab U.S. Mid-Cap ETF
Schwab Fundamental U.S. Large Company Index ETF	Schwab U.S. Small-Cap ETF
Schwab Fundamental U.S. Small Company Index ETF	Schwab U.S. Dividend Equity ETF
Schwab Fundamental International Large Company Index ETF	Schwab U.S. REIT ETF
Schwab Fundamental International Small Company Index ETF	Schwab International Equity ETF
Schwab Fundamental Emerging Markets Large Company Index ETF	Schwab International Small-Cap Equity ETF
Schwab U.S. Broad Market ETF	Schwab Emerging Markets Equity ETF
Schwab 1000 Index® ETF	Schwab U.S. TIPS ETF
Schwab U.S. Large-Cap ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Value ETF	Schwab U.S. Aggregate Bond ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of August 31, 2019 are disclosed in the Condensed Portfolio Holdings.

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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of August 31, 2019, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of August 31, 2019, if any, are disclosed in each fund’s Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code definition of a passive foreign investment company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab Fundamental International Large Company Index ETF filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. For additional details see Affiliates and Affiliated Transactions in financial note 4, Other Affiliated Transactions.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between CSIM and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF generally make distributions from net investment income, if any, quarterly. Effective June 5, 2019, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF generally make distributions from net investment income, if any, semiannually. Prior to June 5, 2019, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF made distributions from net investment income annually. All funds generally make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of August 31, 2019, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Foreign Investment Risk. Certain funds invest in foreign issuers. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its contractual obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
0.25%	0.25%	0.25%	0.25%	0.39%	0.39%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. The investment adviser agreed to pay these professional fees, subject to reimbursement by the Schwab Fundamental International Large Company Index ETF to the extent the fund is able to successfully recover taxes withheld in the future.
As of August 31, 2019, the balance of professional fees related to foreign withholding tax subject to future reimbursement to the investment adviser was $14,456 for Schwab Fundamental International Large Company Index ETF.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2019, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Fundamental U.S. Broad Market Index ETF	$8,734,991	($324,731)
Schwab Fundamental U.S. Large Company Index ETF	191,832,349	(9,615,448)
Schwab Fundamental U.S. Small Company Index ETF	35,886,651	503,657
Schwab Fundamental International Large Company Index ETF	245,123,333	(1,418,856)
Schwab Fundamental International Small Company Index ETF	29,803,978	(1,722,449)
Schwab Fundamental Emerging Markets Large Company Index ETF	256,600,696	6,575,036
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

7. Borrowing from Banks (continued):
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, maturing on November 29, 2019. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at August 31, 2019 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended August 31, 2019, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab Fundamental U.S. Broad Market Index ETF	$448,411	3
Schwab Fundamental U.S. Large Company Index ETF	8,730,525	61
Schwab Fundamental U.S. Small Company Index ETF	5,281,326	69
Schwab Fundamental International Large Company Index ETF	22,475,480	240
Schwab Fundamental International Small Company Index ETF	11,094,919	119
Schwab Fundamental Emerging Markets Large Company Index ETF	11,600,705	224

9. Purchases and Sales of Investment Securities:
For the period ended August 31, 2019, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab Fundamental U.S. Broad Market Index ETF	$22,250,094	$21,298,478
Schwab Fundamental U.S. Large Company Index ETF	365,032,186	337,637,568
Schwab Fundamental U.S. Small Company Index ETF	643,126,986	594,152,098
Schwab Fundamental International Large Company Index ETF	607,441,382	519,542,520
Schwab Fundamental International Small Company Index ETF	440,886,330	397,435,651
Schwab Fundamental Emerging Markets Large Company Index ETF	834,092,712	541,955,801

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.

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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

10. In-Kind Transactions (continued):
The in-kind transactions for the period ended August 31, 2019, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab Fundamental U.S. Broad Market Index ETF	$7,315,640	$9,174,790
Schwab Fundamental U.S. Large Company Index ETF	683,903,127	159,778,450
Schwab Fundamental U.S. Small Company Index ETF	465,964,403	411,791,540
Schwab Fundamental International Large Company Index ETF	322,292,838	—
Schwab Fundamental International Small Company Index ETF	138,283,287	—
Schwab Fundamental Emerging Markets Large Company Index ETF	86,735,899	177,052,170
For the period ended August 31, 2019, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2019 are disclosed in the funds’ Statements of Operations, if any.

11. Federal Income Taxes
As of August 31, 2019, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Tax cost	$244,833,722	$4,790,756,529	$3,381,279,372	$4,358,034,207	$2,023,207,409	$2,362,958,720
Gross unrealized appreciation	$56,785,801	$792,242,458	$412,265,505	$354,030,800	$199,064,847	$234,652,144
Gross unrealized depreciation	(24,243,530)	(378,995,903)	(438,355,153)	(468,487,744)	(282,645,578)	(221,168,797)
Net unrealized appreciation (depreciation)	$32,542,271	$413,246,555	($26,089,648)	($114,456,944)	($83,580,731)	$13,483,347
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2019, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
No expiration	$4,109,118	$28,257,693	$56,542,169	$87,671,029	$37,369,889	$39,640,352
Total	$4,109,118	$28,257,693	$56,542,169	$87,671,029	$37,369,889	$39,640,352
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of August 31, 2019. The tax-basis components of distributions paid during the year ended February 28, 2019 were as follows:
	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Ordinary income	$5,622,015	$96,068,705	$46,334,630	$123,073,280	$43,257,300	$62,958,600

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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

11. Federal Income Taxes (continued):
As of February 28, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 28, 2019, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Fundamental Index ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 13, 2019 and June 4, 2019, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting held on June 4, 2019. The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees also considered Schwab’s reputation in connection with the OneSource exchange-traded fund offering and the firm’s overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered

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Schwab Fundamental Index ETFs
each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Funds, the Trustees considered the risk profile for each Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees noted that the operating expense ratio of certain Funds was below the average operating expense ratio charged by other funds in their peer group. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the
Funds by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Funds’ shareholders by way of the relatively low advisory fee and unitary fee structure of the Funds through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) graduated investment advisory fee schedules, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab Funds complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continues to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Schwab Fundamental Index ETFs
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 101 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	101	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	101	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	101	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	101	None

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Schwab Fundamental Index ETFs
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	101	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	101	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	101	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	101	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	101	Director (2012 – present), Eaton Corporation plc

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Schwab Fundamental Index ETFs
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	101	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	101	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	101	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.

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Schwab Fundamental Index ETFs
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Schwab Fundamental Index ETFs
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
European Depositary Receipt (EDR)  A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
Global Depositary Receipt (GDR)  A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 3000 Index  An index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI Developed ex US Large Company Index (Net)   An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Small Company Index (Net)   An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores rank below the 87.5% threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the smallest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Emerging Markets Large Company Index (Net)  An index that ranks emerging market companies in the FTSE Global Total Cap Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the emerging companies in the FTSE Global Total Cap Index measures the performance of the investable securities in emerging countries globally.
Russell RAFI US Index  An index that selects, ranks, and weights securities by fundamental measures of company size rather than market capitalization. The index measures the performance of the constituent companies by fundamental overall company scores, which are created using as the universe U.S. companies in the FTSE Global Total Cap Index. Securities are grouped in order of decreasing company score and each company receives a weight based on its percentage of the total scores of the companies. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Large Company Index  An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Large Company Index includes only those securities that are members of the U.S. portion whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Small Company Index  An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Small Company Index includes only those securities that are members of the U.S. portion and rank below the 87.5% fundamental score threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
S&P Developed ex-U.S. Small Cap Index (Net)  An index composed of the stocks representing the lowest 15% of float-adjusted market cap in each developed market country, excluding the U.S. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

Schwab Fundamental Index ETFs  |  Semiannual Report

Notes

Notes

Schwab Fundamental Index ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2019 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR76318-06
00234526

Item 2:	Code of Ethics.

Not applicable to this semi-annual report.

Item 3:	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4:	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Schedule of Investments.

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF are filed under this Item.

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.7%
Adient plc	8,442	170,275
American Axle & Manufacturing Holdings, Inc. *	3,110	19,717
Aptiv plc	3,377	280,865
Autoliv, Inc.	1,624	111,082
BorgWarner, Inc.	3,919	127,877
Cooper Tire & Rubber Co.	2,053	48,225
Cooper-Standard Holding, Inc. *	656	24,561
Dana, Inc.	4,072	51,837
Delphi Technologies plc	2,886	38,182
Dorman Products, Inc. *	235	16,704
Ford Motor Co.	147,841	1,355,702
Garrett Motion, Inc. *	955	9,397
General Motors Co.	44,912	1,665,786
Gentex Corp.	3,053	81,210
Gentherm, Inc. *	376	13,799
Harley-Davidson, Inc.	3,216	102,590
LCI Industries	378	32,035
Lear Corp.	1,534	172,207
Modine Manufacturing Co. *	975	9,955
Standard Motor Products, Inc.	392	17,369
Stoneridge, Inc. *	174	5,344
Superior Industries International, Inc.	2,064	5,676
Tenneco, Inc., Class A	2,329	20,309
Tesla, Inc. *	53	11,957
The Goodyear Tire & Rubber Co.	12,494	143,306
Thor Industries, Inc.	1,115	51,190
Tower International, Inc.	705	21,806
Veoneer, Inc. *	1,138	16,694
Visteon Corp. *	1,931	133,181
Winnebago Industries, Inc.	540	17,291
		4,776,129

Banks 5.4%
Associated Banc-Corp.	1,371	26,378
Atlantic Union Bankshares Corp.	336	12,133
BancorpSouth Bank	561	15,478
Bank of America Corp.	60,063	1,652,333
Bank of Hawaii Corp.	361	29,847
Bank OZK	632	16,306
BankUnited, Inc.	957	30,394
Banner Corp.	190	10,243
BB&T Corp.	7,045	335,694
BOK Financial Corp.	246	18,730
Boston Private Financial Holdings, Inc.	440	4,673
Capitol Federal Financial, Inc.	1,298	17,484
Cathay General Bancorp	495	16,429
Central Pacific Financial Corp.	378	10,516
CIT Group, Inc.	2,504	106,645
Citigroup, Inc.	32,954	2,120,590
Citizens Financial Group, Inc.	4,810	162,289
Columbia Banking System, Inc.	416	14,356
Comerica, Inc.	1,199	73,918
Commerce Bancshares, Inc.	561	32,016
Community Bank System, Inc.	238	14,516
Security	Number of Shares	Value ($)
Cullen/Frost Bankers, Inc.	339	28,140
CVB Financial Corp.	558	11,478
East West Bancorp, Inc.	974	40,061
Essent Group Ltd. *	285	13,823
F.N.B. Corp.	2,375	25,531
Fifth Third Bancorp	11,110	293,859
First BanCorp	1,275	12,215
First Citizens BancShares, Inc., Class A	41	18,229
First Commonwealth Financial Corp.	762	9,426
First Financial Bancorp	432	10,117
First Financial Bankshares, Inc.	420	12,860
First Hawaiian, Inc.	633	16,268
First Horizon National Corp.	1,665	26,357
First Midwest Bancorp, Inc.	519	9,965
First Republic Bank	570	51,140
Fulton Financial Corp.	1,744	27,817
Glacier Bancorp, Inc.	427	16,948
Great Western Bancorp, Inc.	407	12,141
Hancock Whitney Corp.	675	23,699
Hilltop Holdings, Inc.	324	7,695
Home BancShares, Inc.	783	13,875
Hope Bancorp, Inc.	963	12,914
Huntington Bancshares, Inc.	7,485	99,176
IBERIABANK Corp.	234	16,144
Independent Bank Corp.	63	4,259
International Bancshares Corp.	453	16,122
Investors Bancorp, Inc.	1,749	19,414
JPMorgan Chase & Co.	30,482	3,348,753
KeyCorp	7,622	126,525
LegacyTexas Financial Group, Inc.	122	4,929
M&T Bank Corp.	1,091	159,515
MGIC Investment Corp.	2,278	28,817
National Bank Holdings Corp., Class A	270	8,813
NBT Bancorp, Inc.	316	11,051
New York Community Bancorp, Inc.	7,625	87,992
Northwest Bancshares, Inc.	857	13,549
Ocwen Financial Corp. *	9,442	16,901
OFG Bancorp	284	5,828
Old National Bancorp	1,111	18,665
PacWest Bancorp	1,024	34,898
Park National Corp.	118	10,629
People's United Financial, Inc.	3,154	45,323
Pinnacle Financial Partners, Inc.	111	5,846
Popular, Inc.	802	42,161
Prosperity Bancshares, Inc.	435	28,240
Provident Financial Services, Inc.	500	11,905
Radian Group, Inc.	1,568	35,358
Regions Financial Corp.	10,869	158,905
Signature Bank	255	29,746
Simmons First National Corp., Class A	206	4,944
South State Corp.	179	13,171
Sterling Bancorp	295	5,626
SunTrust Banks, Inc.	4,484	275,811
SVB Financial Group *	180	35,032
Synovus Financial Corp.	1,137	40,409
TCF Financial Corp.	1,096	42,262
Texas Capital Bancshares, Inc. *	255	13,739
The Bank of NT Butterfield & Son Ltd.	330	9,095
The PNC Financial Services Group, Inc.	4,632	597,204
Trustmark Corp.	573	18,726

1
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
U.S. Bancorp	16,730	881,504
UMB Financial Corp.	287	17,886
Umpqua Holdings Corp.	1,904	29,912
United Bankshares, Inc.	600	22,128
United Community Banks, Inc.	406	10,722
Valley National Bancorp	2,399	25,213
Walker & Dunlop, Inc.	275	15,362
Washington Federal, Inc.	1,010	35,956
Webster Financial Corp.	564	25,245
Wells Fargo & Co.	60,762	2,829,686
WesBanco, Inc.	236	8,076
Westamerica Bancorp	192	11,829
Western Alliance Bancorp	335	14,546
Wintrust Financial Corp.	296	18,598
Zions Bancorp NA	979	40,227
		14,847,899

Capital Goods 8.4%
3M Co.	6,070	981,640
A.O. Smith Corp.	1,141	53,079
AAON, Inc.	250	11,993
AAR Corp.	826	35,485
Actuant Corp., Class A	1,122	24,920
Acuity Brands, Inc.	427	53,550
AECOM *	3,517	124,783
Aegion Corp. *	1,044	20,609
AerCap Holdings N.V. *	2,263	121,342
AGCO Corp.	1,953	134,991
Air Lease Corp.	912	37,884
Aircastle Ltd.	1,134	24,778
Alamo Group, Inc.	143	16,328
Albany International Corp., Class A	197	16,197
Allegion plc	347	33,406
Allison Transmission Holdings, Inc.	1,525	67,756
Altra Industrial Motion Corp.	403	10,474
American Woodmark Corp. *	176	14,497
AMETEK, Inc.	1,511	129,840
Apogee Enterprises, Inc.	511	18,871
Applied Industrial Technologies, Inc.	728	38,868
Arconic, Inc.	3,717	96,047
Arcosa, Inc.	1,248	40,548
Argan, Inc.	113	4,668
Armstrong World Industries, Inc.	390	37,233
Astec Industries, Inc.	601	16,588
Atkore International Group, Inc. *	741	21,496
AZZ, Inc.	395	16,302
Barnes Group, Inc.	488	21,887
Beacon Roofing Supply, Inc. *	1,085	34,590
BMC Stock Holdings, Inc. *	1,214	30,872
Briggs & Stratton Corp.	1,745	7,538
Builders FirstSource, Inc. *	1,107	21,531
BWX Technologies, Inc.	736	43,571
Caesarstone Ltd.	309	4,632
Carlisle Cos., Inc.	667	96,688
Caterpillar, Inc.	6,737	801,703
Chart Industries, Inc. *	222	13,950
Colfax Corp. *	1,690	45,968
Comfort Systems USA, Inc.	427	16,508
Continental Building Products, Inc. *	207	5,204
Crane Co.	494	37,663
Cubic Corp.	289	20,019
Cummins, Inc.	2,760	411,985
Curtiss-Wright Corp.	415	50,896
Deere & Co.	4,385	679,280
Donaldson Co., Inc.	1,217	58,854
Dover Corp.	1,780	166,857
DXP Enterprises, Inc. *	301	9,767
Security	Number of Shares	Value ($)
Dycom Industries, Inc. *	533	23,719
Eaton Corp. plc	6,744	544,376
EMCOR Group, Inc.	1,075	93,998
Emerson Electric Co.	9,171	546,500
Encore Wire Corp.	452	24,403
EnerSys	697	39,032
EnPro Industries, Inc.	229	14,262
ESCO Technologies, Inc.	193	14,693
Fastenal Co.	4,891	149,762
Federal Signal Corp.	700	20,797
Flowserve Corp.	2,195	93,683
Fluor Corp.	7,209	127,383
Fortive Corp.	1,506	106,775
Fortune Brands Home & Security, Inc.	2,032	103,754
Franklin Electric Co., Inc.	491	22,512
Gardner Denver Holdings, Inc. *	193	5,535
GATX Corp.	717	53,216
Generac Holdings, Inc. *	723	56,387
General Dynamics Corp.	3,609	690,293
General Electric Co.	322,824	2,663,298
Gibraltar Industries, Inc. *	333	13,410
GMS, Inc. *	738	21,741
Graco, Inc.	986	44,932
Granite Construction, Inc.	777	22,098
Griffon Corp.	1,108	19,335
H&E Equipment Services, Inc.	833	20,234
Harsco Corp. *	792	14,177
HD Supply Holdings, Inc. *	1,617	62,917
HEICO Corp.	83	12,008
HEICO Corp., Class A	167	18,430
Herc Holdings, Inc. *	467	19,278
Hexcel Corp.	828	69,676
Hillenbrand, Inc.	683	18,742
Honeywell International, Inc.	6,011	989,531
Hubbell, Inc.	762	99,929
Huntington Ingalls Industries, Inc.	492	102,828
Hyster-Yale Materials Handling, Inc.	339	18,492
IDEX Corp.	495	81,531
Illinois Tool Works, Inc.	4,279	641,251
Ingersoll-Rand plc	2,387	289,042
Insteel Industries, Inc.	233	4,357
ITT, Inc.	886	50,431
Jacobs Engineering Group, Inc.	2,477	220,106
JELD-WEN Holding, Inc. *	436	7,525
John Bean Technologies Corp.	121	12,381
Johnson Controls International plc	8,405	358,809
Kaman Corp.	316	18,451
Kennametal, Inc.	1,102	32,939
L3Harris Technologies, Inc.	2,330	492,585
Lennox International, Inc.	197	49,995
Lincoln Electric Holdings, Inc.	895	73,891
Lindsay Corp.	180	15,887
Lockheed Martin Corp.	2,073	796,260
Lydall, Inc. *	225	4,525
Masco Corp.	2,502	101,906
Masonite International Corp. *	483	25,787
MasTec, Inc. *	1,023	64,316
Meritor, Inc. *	756	12,716
Milacron Holdings Corp. *	990	15,692
Moog, Inc., Class A	536	43,550
MRC Global, Inc. *	2,484	31,224
MSC Industrial Direct Co., Inc., Class A	732	49,498
Mueller Industries, Inc.	1,675	44,153
Mueller Water Products, Inc., Class A	1,590	16,631
MYR Group, Inc. *	549	15,740
National Presto Industries, Inc.	87	7,457
Nordson Corp.	414	56,287
Northrop Grumman Corp.	1,922	707,046

2
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
NOW, Inc. *	3,377	40,153
nVent Electric plc	968	19,612
Oshkosh Corp.	1,570	110,324
Owens Corning	2,193	125,791
PACCAR, Inc.	5,259	344,780
Parker-Hannifin Corp.	1,650	273,521
Patrick Industries, Inc. *	142	5,132
Pentair plc	2,128	76,438
Primoris Services Corp.	1,027	20,068
Proto Labs, Inc. *	43	4,074
Quanex Building Products Corp.	810	13,948
Quanta Services, Inc.	3,601	122,074
Raven Industries, Inc.	325	9,480
Raytheon Co.	3,117	577,642
RBC Bearings, Inc. *	96	15,315
Regal Beloit Corp.	739	52,395
Resideo Technologies, Inc. *	2,108	29,048
Rexnord Corp. *	1,047	27,410
Rockwell Automation, Inc.	1,085	165,777
Roper Technologies, Inc.	347	127,266
Rush Enterprises, Inc., Class A	933	33,691
Sensata Technologies Holding plc *	664	30,265
Simpson Manufacturing Co., Inc.	378	24,268
SiteOne Landscape Supply, Inc. *	104	8,133
Snap-on, Inc.	646	96,047
Spirit AeroSystems Holdings, Inc., Class A	1,273	102,604
SPX FLOW, Inc. *	658	22,181
Standex International Corp.	154	10,588
Stanley Black & Decker, Inc.	1,751	232,638
Teledyne Technologies, Inc. *	212	65,421
Tennant Co.	254	17,371
Terex Corp.	2,270	56,364
Textainer Group Holdings Ltd. *	971	7,739
Textron, Inc.	3,679	165,555
The Boeing Co.	3,403	1,238,998
The Greenbrier Cos., Inc.	994	23,150
The Manitowoc Co., Inc. *	283	3,538
The Middleby Corp. *	313	34,324
The Timken Co.	1,402	56,332
The Toro Co.	811	58,400
Titan International, Inc.	1,814	4,716
Titan Machinery, Inc. *	769	11,581
TransDigm Group, Inc.	336	180,876
Trex Co., Inc. *	191	16,336
TriMas Corp. *	458	13,456
Trinity Industries, Inc.	3,657	63,888
Triton International Ltd.	643	20,672
Triumph Group, Inc.	1,343	27,908
Tutor Perini Corp. *	2,084	20,819
United Rentals, Inc. *	1,574	177,169
United Technologies Corp.	11,016	1,434,724
Univar, Inc. *	1,954	37,810
Universal Forest Products, Inc.	1,467	57,360
Valmont Industries, Inc.	476	64,498
Vectrus, Inc. *	156	6,312
Veritiv Corp. *	933	15,450
W.W. Grainger, Inc.	664	181,704
Wabash National Corp.	2,026	27,635
WABCO Holdings, Inc. *	541	72,229
Wabtec Corp.	1,696	117,380
Watsco, Inc.	414	67,710
Watts Water Technologies, Inc., Class A	266	24,374
Welbilt, Inc. *	1,045	16,448
WESCO International, Inc. *	1,741	78,484
Woodward, Inc.	484	52,199
Xylem, Inc.	1,074	82,279
		23,410,113

Security	Number of Shares	Value ($)
Commercial & Professional Services 1.0%
ABM Industries, Inc.	1,660	61,852
ACCO Brands Corp.	2,663	24,686
Advanced Disposal Services, Inc. *	706	22,889
ASGN, Inc. *	498	31,110
Brady Corp., Class A	483	22,802
CBIZ, Inc. *	538	12,019
Cimpress N.V. *	128	14,680
Cintas Corp.	570	150,366
Clean Harbors, Inc. *	647	47,587
Copart, Inc. *	739	55,713
CoStar Group, Inc. *	44	27,054
Covanta Holding Corp.	1,949	33,523
Deluxe Corp.	1,038	47,831
Equifax, Inc.	817	119,592
Exponent, Inc.	228	16,163
FTI Consulting, Inc. *	444	48,014
Healthcare Services Group, Inc.	730	16,461
Herman Miller, Inc.	938	39,659
HNI Corp.	908	28,320
Huron Consulting Group, Inc. *	323	19,771
IAA, Inc. *	1,152	56,275
ICF International, Inc.	230	19,472
IHS Markit Ltd. *	1,362	89,361
InnerWorkings, Inc. *	1,111	4,711
Insperity, Inc.	135	13,373
Interface, Inc.	1,039	11,481
KAR Auction Services, Inc.	1,152	30,597
Kelly Services, Inc., Class A	2,002	48,468
Kforce, Inc.	448	14,578
Knoll, Inc.	803	18,517
Korn Ferry	502	19,618
ManpowerGroup, Inc.	2,499	204,268
Matthews International Corp., Class A	440	12,896
McGrath RentCorp	277	17,736
Mobile Mini, Inc.	412	12,879
MSA Safety, Inc.	204	21,549
Navigant Consulting, Inc.	663	18,478
Nielsen Holdings plc	7,360	152,794
Pitney Bowes, Inc.	10,414	37,074
Quad/Graphics, Inc.	1,672	15,031
R.R. Donnelley & Sons Co.	7,421	17,959
Republic Services, Inc.	2,115	188,764
Resources Connection, Inc.	440	7,282
Robert Half International, Inc.	1,860	99,454
Rollins, Inc.	534	17,521
SP Plus Corp. *	473	16,323
Steelcase, Inc., Class A	2,211	34,337
Stericycle, Inc. *	967	43,409
Team, Inc. *	666	10,976
Tetra Tech, Inc.	558	45,265
The Brink's Co.	373	28,068
TransUnion	540	45,171
TrueBlue, Inc. *	1,112	21,584
UniFirst Corp.	191	37,419
US Ecology, Inc.	85	5,148
Verisk Analytics, Inc.	503	81,255
Viad Corp.	304	19,648
Waste Management, Inc.	3,780	451,143
		2,829,974

Consumer Durables & Apparel 1.6%
Acushnet Holdings Corp.	241	6,259
American Outdoor Brands Corp. *	1,656	9,953
Beazer Homes USA, Inc. *	571	7,155
Brunswick Corp.	1,286	59,928

3
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Callaway Golf Co.	904	16,055
Capri Holdings Ltd. *	3,475	91,670
Carter's, Inc.	816	74,648
Cavco Industries, Inc. *	69	12,659
Columbia Sportswear Co.	244	22,885
Crocs, Inc. *	596	13,291
D.R. Horton, Inc.	3,947	195,258
Deckers Outdoor Corp. *	357	52,640
Ethan Allen Interiors, Inc.	752	12,934
Fossil Group, Inc. *	4,551	58,253
G-III Apparel Group Ltd. *	864	17,721
Garmin Ltd.	1,119	91,277
Hanesbrands, Inc.	5,299	72,384
Hasbro, Inc.	1,148	126,819
Helen of Troy Ltd. *	285	43,750
iRobot Corp. *	151	9,333
KB Home	1,124	31,573
Kontoor Brands, Inc. *	433	14,826
La-Z-Boy, Inc.	1,029	32,794
Leggett & Platt, Inc.	2,078	77,281
Lennar Corp., Class A	2,505	127,755
Lululemon Athletica, Inc. *	337	62,234
M.D.C Holdings, Inc.	869	33,604
M/I Homes, Inc. *	613	22,154
Mattel, Inc. *	10,928	107,094
Meritage Homes Corp. *	758	49,528
Mohawk Industries, Inc. *	912	108,428
Movado Group, Inc.	279	6,004
Newell Brands, Inc.	7,375	122,425
NIKE, Inc., Class B	9,434	797,173
NVR, Inc. *	40	143,960
Oxford Industries, Inc.	239	16,677
Polaris, Inc.	1,064	87,269
PulteGroup, Inc.	5,024	169,811
PVH Corp.	1,205	91,339
Ralph Lauren Corp.	1,151	101,679
Skechers U.S.A., Inc., Class A *	1,584	50,149
Steven Madden Ltd.	1,252	41,591
Sturm Ruger & Co., Inc.	366	15,010
Tapestry, Inc.	4,833	99,801
Taylor Morrison Home Corp., Class A *	2,338	55,785
Tempur Sealy International, Inc. *	531	40,951
Toll Brothers, Inc.	1,698	61,451
TopBuild Corp. *	449	41,586
TRI Pointe Group, Inc. *	2,232	31,248
Tupperware Brands Corp.	1,672	21,753
Under Armour, Inc., Class A *	1,216	22,630
Under Armour, Inc., Class C *	1,201	20,321
Unifi, Inc. *	424	8,158
Universal Electronics, Inc. *	299	13,500
VF Corp.	3,347	274,287
Vista Outdoor, Inc. *	3,159	17,659
Whirlpool Corp.	1,941	269,974
William Lyon Homes, Class A *	356	6,290
Wolverine World Wide, Inc.	1,000	25,950
		4,316,574

Consumer Services 2.3%
Adtalem Global Education, Inc. *	977	41,737
American Public Education, Inc. *	327	7,923
Aramark	3,695	150,978
Arcos Dorados Holdings, Inc., Class A	1,444	9,545
BJ's Restaurants, Inc.	358	13,046
Bloomin' Brands, Inc.	1,774	32,003
Boyd Gaming Corp.	839	20,170
Bright Horizons Family Solutions, Inc. *	245	40,437
Brinker International, Inc.	1,198	45,524
Security	Number of Shares	Value ($)
Caesars Entertainment Corp. *	1,460	16,805
Career Education Corp. *	776	15,916
Carnival Corp.	5,730	252,578
Chipotle Mexican Grill, Inc. *	201	168,522
Choice Hotels International, Inc.	212	19,288
Churchill Downs, Inc.	247	30,445
Cracker Barrel Old Country Store, Inc.	236	39,034
Darden Restaurants, Inc.	1,101	133,199
Dave & Buster's Entertainment, Inc.	295	12,700
Denny's Corp. *	268	6,322
Dine Brands Global, Inc.	225	15,874
Domino's Pizza, Inc.	241	54,668
Dunkin' Brands Group, Inc.	534	44,023
Eldorado Resorts, Inc. *	104	4,005
Extended Stay America, Inc.	2,592	36,418
frontdoor, Inc. *	360	18,482
Graham Holdings Co., Class B	68	47,876
Grand Canyon Education, Inc. *	206	25,874
H&R Block, Inc.	2,811	68,082
Hilton Grand Vacations, Inc. *	697	23,538
Hilton Worldwide Holdings, Inc.	1,260	116,386
Houghton Mifflin Harcourt Co. *	3,355	19,962
Hyatt Hotels Corp., Class A	576	41,558
International Game Technology plc	2,935	35,161
International Speedway Corp., Class A	269	12,110
Jack in the Box, Inc.	486	41,466
K12, Inc. *	774	20,395
Las Vegas Sands Corp.	4,479	248,450
Laureate Education, Inc., Class A *	1,006	18,410
Marriott International, Inc., Class A	1,167	147,112
Marriott Vacations Worldwide Corp.	468	46,140
McDonald's Corp.	7,755	1,690,357
MGM Resorts International	5,377	150,879
Norwegian Cruise Line Holdings Ltd. *	1,574	79,881
Papa John's International, Inc.	109	5,424
Penn National Gaming, Inc. *	1,553	29,771
Red Rock Resorts, Inc., Class A	727	15,158
Regis Corp. *	1,156	18,693
Royal Caribbean Cruises Ltd.	1,473	153,604
Scientific Games Corp., Class A *	355	6,560
SeaWorld Entertainment, Inc. *	739	21,438
Service Corp. International	1,233	57,088
ServiceMaster Global Holdings, Inc. *	485	27,664
Six Flags Entertainment Corp.	925	54,732
Sotheby's *	606	34,997
Starbucks Corp.	8,169	788,799
Strategic Education, Inc.	149	25,215
Texas Roadhouse, Inc.	591	30,413
The Cheesecake Factory, Inc.	925	35,141
The Wendy's Co.	3,116	68,552
Vail Resorts, Inc.	163	38,514
Weight Watchers International, Inc. *	519	15,565
Wyndham Destinations, Inc.	1,645	72,939
Wyndham Hotels & Resorts, Inc.	1,165	59,858
Wynn Resorts Ltd.	1,042	114,776
Yum China Holdings, Inc.	3,278	148,920
Yum! Brands, Inc.	3,977	464,434
		6,351,534

Diversified Financials 5.0%
Affiliated Managers Group, Inc.	625	47,894
AGNC Investment Corp.	3,959	58,870
Ally Financial, Inc.	14,071	441,126
American Express Co.	8,461	1,018,451
Ameriprise Financial, Inc.	2,581	332,897
Annaly Capital Management, Inc.	13,432	111,486
Apollo Commercial Real Estate Finance, Inc.	301	5,584

4
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Artisan Partners Asset Management, Inc., Class A	468	12,467
AXA Equitable Holdings, Inc.	962	19,981
Berkshire Hathaway, Inc., Class B *	15,957	3,245,813
BGC Partners, Inc., Class A	2,833	14,448
BlackRock, Inc.	905	382,417
Blackstone Mortgage Trust, Inc., Class A	307	10,684
Cannae Holdings, Inc. *	1,615	44,929
Capital One Financial Corp.	10,171	881,012
Capstead Mortgage Corp.	1,833	13,326
Cboe Global Markets, Inc.	438	52,192
Chimera Investment Corp.	2,470	47,103
CME Group, Inc.	1,270	275,958
Cohen & Steers, Inc.	253	13,644
Credit Acceptance Corp. *	60	27,159
Discover Financial Services	7,066	565,068
Donnelley Financial Solutions, Inc. *	938	9,971
E*TRADE Financial Corp.	964	40,237
Eaton Vance Corp.	1,148	49,502
Encore Capital Group, Inc. *	335	12,361
Enova International, Inc. *	503	12,022
Evercore, Inc., Class A	417	33,260
FactSet Research Systems, Inc.	202	54,962
Federated Investors, Inc., Class B	1,542	49,406
FGL Holdings	567	4,525
FirstCash, Inc.	245	24,189
Franklin Resources, Inc.	7,855	206,429
Green Dot Corp., Class A *	182	5,566
Greenhill & Co., Inc.	626	8,789
Houlihan Lokey, Inc.	102	4,506
Intercontinental Exchange, Inc.	1,612	150,690
Invesco Ltd.	8,827	138,584
Invesco Mortgage Capital, Inc.	1,456	21,884
Janus Henderson Group plc	2,079	39,730
Jefferies Financial Group, Inc.	4,387	81,774
Ladder Capital Corp., Class A	769	12,904
Lazard Ltd., Class A	1,542	52,952
Legg Mason, Inc.	3,114	114,564
LPL Financial Holdings, Inc.	994	74,500
MarketAxess Holdings, Inc.	79	31,412
MFA Financial, Inc.	4,272	30,630
Moelis & Co., Class A	160	5,365
Moody's Corp.	897	193,375
Morgan Stanley	11,009	456,763
Morningstar, Inc.	124	20,036
MSCI, Inc.	354	83,059
Nasdaq, Inc.	642	64,097
Navient Corp.	14,502	184,755
Nelnet, Inc., Class A	332	22,261
New Residential Investment Corp.	3,222	45,334
New York Mortgage Trust, Inc.	2,494	15,338
Northern Trust Corp.	1,347	118,442
OneMain Holdings, Inc.	1,212	43,450
PennyMac Mortgage Investment Trust	1,075	23,392
Piper Jaffray Cos.	164	11,933
PRA Group, Inc. *	773	26,390
Raymond James Financial, Inc.	788	61,866
Redwood Trust, Inc.	1,093	18,144
S&P Global, Inc.	1,118	290,892
Santander Consumer USA Holdings, Inc.	2,896	75,615
SEI Investments Co.	1,038	59,695
SLM Corp.	5,900	49,796
Starwood Property Trust, Inc.	2,326	54,498
State Street Corp.	4,871	249,931
Stifel Financial Corp.	395	21,101
Synchrony Financial	13,743	440,463
T. Rowe Price Group, Inc.	2,695	298,121
TD Ameritrade Holding Corp.	1,374	61,019
Security	Number of Shares	Value ($)
The Bank of New York Mellon Corp.	9,659	406,258
The Charles Schwab Corp. (a)	3,560	136,241
The Goldman Sachs Group, Inc.	6,041	1,231,820
Two Harbors Investment Corp.	2,576	32,535
Voya Financial, Inc.	3,128	154,273
Waddell & Reed Financial, Inc., Class A	3,058	49,448
WisdomTree Investments, Inc.	825	3,968
World Acceptance Corp. *	159	21,131
		13,918,663

Energy 8.3%
Antero Resources Corp. *	5,699	18,066
Apache Corp.	8,413	181,468
Apergy Corp. *	387	10,054
Arch Coal, Inc., Class A	154	11,790
Archrock, Inc.	2,217	21,527
Baker Hughes a GE Co.	10,636	230,695
Basic Energy Services, Inc. *	1,920	2,554
Cabot Oil & Gas Corp.	2,198	37,630
Cheniere Energy, Inc. *	79	4,717
Chesapeake Energy Corp. *	6,870	9,893
Chevron Corp.	40,164	4,728,106
Cimarex Energy Co.	490	20,962
CNX Resources Corp. *	4,040	32,199
Concho Resources, Inc.	793	58,008
ConocoPhillips	20,036	1,045,478
CONSOL Energy, Inc. *	343	5,749
Continental Resources, Inc. *	532	15,534
Core Laboratories N.V.	367	14,530
Cosan Ltd., A Shares *	4,311	60,440
CVR Energy, Inc.	498	19,810
Delek US Holdings, Inc.	921	30,163
Denbury Resources, Inc. *	3,921	4,235
Devon Energy Corp.	4,182	91,962
Diamond Offshore Drilling, Inc. *	3,998	25,947
Diamondback Energy, Inc.	100	9,808
Dril-Quip, Inc. *	782	35,855
EOG Resources, Inc.	3,734	277,025
EQT Corp.	2,108	21,438
Equitrans Midstream Corp.	1,473	19,871
Exterran Corp. *	955	10,075
Exxon Mobil Corp.	99,740	6,830,195
Frank's International N.V. *	1,660	7,221
Green Plains, Inc.	2,207	18,119
Halliburton Co.	15,314	288,516
Helix Energy Solutions Group, Inc. *	1,871	13,546
Helmerich & Payne, Inc.	2,163	81,307
Hess Corp.	5,810	365,740
HollyFrontier Corp.	5,389	239,056
International Seaways, Inc. *	606	10,435
Kinder Morgan, Inc.	29,820	604,451
Kosmos Energy Ltd.	1,875	11,850
Marathon Oil Corp.	18,221	215,737
Marathon Petroleum Corp.	16,962	834,700
Matrix Service Co. *	780	15,499
McDermott International, Inc. *	4,295	20,272
Murphy Oil Corp.	5,628	102,598
Nabors Industries Ltd.	28,390	47,695
National Oilwell Varco, Inc.	13,316	272,046
Newpark Resources, Inc. *	1,860	12,295
Noble Corp. plc *	32,993	52,789
Noble Energy, Inc.	6,694	151,151
Oasis Petroleum, Inc. *	5,136	16,024
Occidental Petroleum Corp.	13,212	574,458
Oceaneering International, Inc. *	4,768	61,793
Oil States International, Inc. *	1,930	26,615
ONEOK, Inc.	2,263	161,307

5
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Par Pacific Holdings, Inc. *	294	6,392
Parsley Energy, Inc., Class A *	616	11,033
Patterson-UTI Energy, Inc.	5,282	45,689
PBF Energy, Inc., Class A	3,984	94,421
PDC Energy, Inc. *	542	17,263
Peabody Energy Corp.	799	14,726
Phillips 66	14,778	1,457,554
Pioneer Natural Resources Co.	903	111,448
QEP Resources, Inc.	7,061	25,137
Range Resources Corp.	4,678	16,654
Renewable Energy Group, Inc. *	921	11,209
REX American Resources Corp. *	178	12,225
RPC, Inc.	1,453	7,715
SandRidge Energy, Inc. *	697	3,262
Schlumberger Ltd.	24,708	801,280
Scorpio Tankers, Inc.	723	19,008
SEACOR Holdings, Inc. *	310	14,561
SemGroup Corp., Class A	1,623	14,347
Ship Finance International Ltd.	1,354	19,051
SM Energy Co.	2,959	28,051
Superior Energy Services, Inc. *	11,258	3,769
Targa Resources Corp.	2,560	92,467
The Williams Cos., Inc.	10,743	253,535
Tidewater, Inc. *	706	11,127
Transocean Ltd. *	22,466	102,220
Unit Corp. *	1,007	3,051
US Silica Holdings, Inc.	1,310	13,323
Valaris plc *	8,941	41,665
Valero Energy Corp.	17,864	1,344,802
Whiting Petroleum Corp. *	1,421	9,421
World Fuel Services Corp.	10,692	410,573
WPX Energy, Inc. *	3,157	33,969
		23,141,952

Food & Staples Retailing 3.0%
BJ's Wholesale Club Holdings, Inc. *	356	9,349
Casey's General Stores, Inc.	730	122,530
Costco Wholesale Corp.	5,529	1,629,728
Ingles Markets, Inc., Class A	866	33,670
Performance Food Group Co. *	2,265	105,979
PriceSmart, Inc.	489	29,550
Rite Aid Corp. *(b)	6,871	44,387
SpartanNash Co.	3,518	37,889
Sprouts Farmers Market, Inc. *	1,847	33,154
Sysco Corp.	5,957	442,784
The Andersons, Inc.	1,042	23,883
The Kroger Co.	30,109	712,981
US Foods Holding Corp. *	4,911	198,650
Walgreens Boots Alliance, Inc.	17,364	888,863
Walmart, Inc.	35,106	4,011,212
Weis Markets, Inc.	398	15,215
		8,339,824

Food, Beverage & Tobacco 4.4%
Adecoagro S.A. *	1,904	10,624
Altria Group, Inc.	21,081	922,083
Archer-Daniels-Midland Co.	23,292	886,261
B&G Foods, Inc.	942	15,948
Brown-Forman Corp., Class B	2,094	123,525
Bunge Ltd.	8,516	454,840
Cal-Maine Foods, Inc.	573	23,229
Calavo Growers, Inc.	145	12,854
Campbell Soup Co.	2,396	107,820
Coca-Cola Consolidated, Inc.	17	5,722
Coca-Cola European Partners plc	1,744	98,257
Conagra Brands, Inc.	6,777	192,196
Security	Number of Shares	Value ($)
Constellation Brands, Inc., Class A	873	178,398
Darling Ingredients, Inc. *	2,276	42,334
Flowers Foods, Inc.	2,878	65,618
Fresh Del Monte Produce, Inc.	1,478	38,487
General Mills, Inc.	10,158	546,500
Hormel Foods Corp.	2,707	115,345
Ingredion, Inc.	1,369	105,783
J&J Snack Foods Corp.	141	27,221
John B Sanfilippo & Son, Inc.	175	16,205
Kellogg Co.	2,975	186,830
Keurig Dr Pepper, Inc.	480	13,094
Lamb Weston Holdings, Inc.	549	38,644
Lancaster Colony Corp.	168	24,511
McCormick & Co., Inc. Non-Voting Shares	663	107,983
Molson Coors Brewing Co., Class B	2,208	113,403
Mondelez International, Inc., Class A	19,563	1,080,269
Monster Beverage Corp. *	1,607	94,283
Nomad Foods Ltd. *	1,587	31,978
PepsiCo, Inc.	13,395	1,831,498
Philip Morris International, Inc.	19,552	1,409,504
Pilgrim's Pride Corp. *	1,385	43,157
Post Holdings, Inc. *	368	36,686
Pyxus International, Inc. *	301	4,024
Sanderson Farms, Inc.	546	81,693
The Boston Beer Co., Inc., Class A *	63	27,620
The Coca-Cola Co.	33,028	1,817,861
The Hain Celestial Group, Inc. *	1,322	25,184
The Hershey Co.	1,147	181,777
The J.M. Smucker Co.	1,803	189,604
The Kraft Heinz Co.	8,600	219,472
TreeHouse Foods, Inc. *	802	40,621
Tyson Foods, Inc., Class A	6,372	592,851
Universal Corp.	838	41,950
Vector Group Ltd.	1,872	21,865
		12,245,612

Health Care Equipment & Services 5.5%
Abbott Laboratories	8,919	760,969
ABIOMED, Inc. *	16	3,089
Acadia Healthcare Co., Inc. *	829	21,935
Align Technology, Inc. *	110	20,142
Allscripts Healthcare Solutions, Inc. *	1,719	15,609
Amedisys, Inc. *	148	19,049
AmerisourceBergen Corp.	2,204	181,323
AMN Healthcare Services, Inc. *	353	20,615
Anthem, Inc.	4,003	1,046,865
Avanos Medical, Inc. *	368	12,210
Baxter International, Inc.	2,954	259,804
Becton Dickinson & Co.	1,023	259,760
Boston Scientific Corp. *	2,687	114,816
Brookdale Senior Living, Inc. *	5,565	45,522
Cantel Medical Corp.	148	13,606
Cardinal Health, Inc.	12,049	519,673
Centene Corp. *	3,004	140,046
Cerner Corp.	2,238	154,221
Chemed Corp.	120	51,532
Cigna Corp. *	3,729	574,154
Community Health Systems, Inc. *	17,205	42,840
CONMED Corp.	198	19,952
Covetrus, Inc. *	542	7,203
CVS Health Corp.	39,114	2,382,825
Danaher Corp.	2,675	380,091
DaVita, Inc. *	2,961	166,912
DENTSPLY SIRONA, Inc.	2,255	117,598
Diplomat Pharmacy, Inc. *	2,356	13,688
Edwards Lifesciences Corp. *	566	125,561
Encompass Health Corp.	783	47,599

6
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Globus Medical, Inc., Class A *	286	14,606
Haemonetics Corp. *	177	23,635
HCA Healthcare, Inc.	3,621	435,244
Henry Schein, Inc. *	2,132	131,374
Hill-Rom Holdings, Inc.	375	40,380
HMS Holdings Corp. *	414	15,123
Hologic, Inc. *	1,226	60,528
Humana, Inc.	2,169	614,282
ICU Medical, Inc. *	21	3,397
IDEXX Laboratories, Inc. *	104	30,133
Integer Holdings Corp. *	139	10,064
Integra LifeSciences Holdings Corp. *	232	13,925
Intuitive Surgical, Inc. *	251	128,346
Invacare Corp.	1,452	7,028
Laboratory Corp. of America Holdings *	896	150,134
LHC Group, Inc. *	130	15,405
LivaNova plc *	148	11,489
Magellan Health, Inc. *	922	58,095
Masimo Corp. *	183	28,045
McKesson Corp.	6,793	939,268
MEDNAX, Inc. *	2,055	43,319
Medtronic plc	10,882	1,174,059
Merit Medical Systems, Inc. *	95	3,304
Molina Healthcare, Inc. *	496	64,619
Neogen Corp. *	80	5,642
NextGen Healthcare, Inc. *	519	7,375
NuVasive, Inc. *	275	17,468
Orthofix Medical, Inc. *	81	4,118
Patterson Cos., Inc.	2,951	49,341
Premier, Inc., Class A *	313	11,036
Quest Diagnostics, Inc.	2,272	232,585
ResMed, Inc.	656	91,381
Select Medical Holdings Corp. *	2,023	32,813
STERIS plc	467	72,105
Stryker Corp.	1,527	336,948
Teleflex, Inc.	166	60,411
Tenet Healthcare Corp. *	3,462	74,952
The Cooper Cos., Inc.	200	61,950
The Ensign Group, Inc.	352	17,565
The Providence Service Corp. *	173	9,724
Tivity Health, Inc. *	563	10,280
Triple-S Management Corp., Class B *	1,287	26,409
UnitedHealth Group, Inc.	7,870	1,841,580
Universal Health Services, Inc., Class B	1,282	185,352
Varex Imaging Corp. *	538	14,176
Varian Medical Systems, Inc. *	723	76,587
Veeva Systems, Inc., Class A *	40	6,415
WellCare Health Plans, Inc. *	389	105,318
West Pharmaceutical Services, Inc.	333	48,438
Zimmer Biomet Holdings, Inc.	1,388	193,210
		15,148,190

Household & Personal Products 1.8%
Avon Products, Inc. *	16,856	73,324
Central Garden & Pet Co., Class A *	516	12,415
Church & Dwight Co., Inc.	1,813	144,641
Colgate-Palmolive Co.	7,142	529,579
Coty, Inc., Class A	3,279	31,314
Edgewell Personal Care Co. *	1,025	28,536
Energizer Holdings, Inc.	343	13,206
Herbalife Nutrition Ltd. *	1,142	39,319
Kimberly-Clark Corp.	3,032	427,846
Nu Skin Enterprises, Inc., Class A	1,061	43,098
Spectrum Brands Holdings, Inc.	668	37,321
The Clorox Co.	805	127,319
The Estee Lauder Cos., Inc., Class A	1,195	236,598
The Procter & Gamble Co.	27,644	3,323,638
Security	Number of Shares	Value ($)
USANA Health Sciences, Inc. *	122	8,292
WD-40 Co.	74	13,490
		5,089,936

Insurance 4.0%
Aflac, Inc.	10,596	531,707
Alleghany Corp. *	159	119,140
Ambac Financial Group, Inc. *	1,046	18,870
American Equity Investment Life Holding Co.	1,423	30,666
American Financial Group, Inc.	788	79,564
American International Group, Inc.	37,827	1,968,517
American National Insurance Co.	95	10,837
AMERISAFE, Inc.	180	12,366
Aon plc	2,293	446,791
Arch Capital Group Ltd. *	2,419	95,551
Argo Group International Holdings Ltd.	361	23,725
Arthur J. Gallagher & Co.	1,177	106,766
Assurant, Inc.	1,202	147,846
Assured Guaranty Ltd.	2,740	116,587
Athene Holding Ltd., Class A *	1,134	44,067
Axis Capital Holdings Ltd.	1,711	105,038
Brighthouse Financial, Inc. *	983	34,661
Brown & Brown, Inc.	1,521	56,110
Chubb Ltd.	3,690	576,673
Cincinnati Financial Corp.	1,312	147,587
CNA Financial Corp.	401	18,899
CNO Financial Group, Inc.	4,720	68,346
Employers Holdings, Inc.	257	11,084
Enstar Group Ltd. *	61	10,896
Everest Re Group Ltd.	744	175,495
Fidelity National Financial, Inc.	3,035	133,358
First American Financial Corp.	1,433	83,759
Genworth Financial, Inc., Class A *	21,320	94,448
Globe Life, Inc.	1,075	95,954
Horace Mann Educators Corp.	374	16,407
James River Group Holdings Ltd.	459	22,620
Kemper Corp.	485	33,940
Lincoln National Corp.	3,357	177,518
Loews Corp.	5,043	242,417
Markel Corp. *	72	82,302
Marsh & McLennan Cos., Inc.	4,042	403,755
MBIA, Inc. *	3,921	35,289
Mercury General Corp.	421	22,524
MetLife, Inc.	11,641	515,696
National General Holdings Corp.	462	10,894
Old Republic International Corp.	3,660	85,498
Primerica, Inc.	427	50,886
Principal Financial Group, Inc.	3,556	189,250
ProAssurance Corp.	1,105	43,172
Prudential Financial, Inc.	5,748	460,357
Reinsurance Group of America, Inc.	791	121,790
RenaissanceRe Holdings Ltd.	610	110,135
RLI Corp.	153	14,010
Safety Insurance Group, Inc.	158	15,238
Selective Insurance Group, Inc.	397	31,613
Stewart Information Services Corp.	614	21,993
The Allstate Corp.	6,092	623,760
The Hanover Insurance Group, Inc.	470	62,581
The Hartford Financial Services Group, Inc.	5,872	342,220
The Progressive Corp.	4,260	322,908
The Travelers Cos., Inc.	7,471	1,097,938
United Fire Group, Inc.	191	8,626
Universal Insurance Holdings, Inc.	344	8,600
Unum Group	3,704	94,119
W.R. Berkley Corp.	1,696	120,840

7
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
White Mountains Insurance Group Ltd.	84	89,099
Willis Towers Watson plc	621	122,939
		10,966,242

Materials 3.4%
AdvanSix, Inc. *	651	14,543
Air Products & Chemicals, Inc.	1,485	335,491
AK Steel Holding Corp. *	7,067	15,265
Albemarle Corp.	1,078	66,545
Alcoa Corp. *	6,548	117,406
Allegheny Technologies, Inc. *	1,339	26,539
AptarGroup, Inc.	518	63,310
Ashland Global Holdings, Inc.	839	61,448
Avery Dennison Corp.	971	112,219
Axalta Coating Systems Ltd. *	1,754	50,656
Balchem Corp.	134	11,898
Ball Corp.	2,005	161,222
Berry Global Group, Inc. *	1,055	41,293
Boise Cascade Co.	1,393	43,740
Cabot Corp.	1,073	42,920
Carpenter Technology Corp.	844	41,052
Celanese Corp., Series A	1,332	151,009
Century Aluminum Co. *	1,496	8,243
CF Industries Holdings, Inc.	3,763	181,339
Clearwater Paper Corp. *	1,160	18,583
Cleveland-Cliffs, Inc.	3,850	30,569
Commercial Metals Co.	4,441	69,590
Compass Minerals International, Inc.	610	30,335
Constellium SE *	1,290	15,532
Corteva, Inc. *	7,573	222,040
Crown Holdings, Inc. *	1,314	86,514
Domtar Corp.	2,172	71,567
Dow, Inc. *	7,599	323,945
DuPont de Nemours, Inc.	7,675	521,363
Eagle Materials, Inc.	389	32,750
Eastman Chemical Co.	2,614	170,877
Ecolab, Inc.	1,757	362,487
Element Solutions, Inc. *	2,373	22,140
Ferro Corp. *	373	3,801
FMC Corp.	774	66,819
Freeport-McMoRan, Inc.	22,341	205,314
GCP Applied Technologies, Inc. *	618	10,846
Graphic Packaging Holding Co.	5,947	82,128
Greif, Inc., Class A	706	24,844
H.B. Fuller Co.	689	29,358
Hecla Mining Co.	6,178	10,997
Huntsman Corp.	4,470	89,042
Ingevity Corp. *	181	13,787
Innophos Holdings, Inc.	720	20,225
Innospec, Inc.	283	23,540
International Flavors & Fragrances, Inc.	665	72,984
International Paper Co.	7,214	282,067
Kaiser Aluminum Corp.	279	24,672
Kraton Corp. *	485	13,308
Linde plc	4,666	881,454
Louisiana-Pacific Corp.	1,474	35,435
LyondellBasell Industries N.V., Class A	9,946	769,622
Martin Marietta Materials, Inc.	500	126,885
Materion Corp.	349	20,535
Mercer International, Inc.	327	3,937
Minerals Technologies, Inc.	471	22,702
Myers Industries, Inc.	281	4,729
Neenah, Inc.	254	16,200
NewMarket Corp.	100	47,475
Newmont Goldcorp Corp.	7,835	312,538
Nexa Resources S.A.	1,155	10,845
Nucor Corp.	6,159	301,668
Security	Number of Shares	Value ($)
Olin Corp.	2,382	40,446
Owens-Illinois, Inc.	3,809	38,738
Packaging Corp. of America	1,153	115,969
PolyOne Corp.	1,593	50,992
PPG Industries, Inc.	3,147	348,656
Quaker Chemical Corp.	77	12,232
Rayonier Advanced Materials, Inc.	1,302	4,570
Reliance Steel & Aluminum Co.	1,998	194,266
Resolute Forest Products, Inc.	1,811	7,751
Royal Gold, Inc.	232	30,944
RPM International, Inc.	1,269	85,873
Schnitzer Steel Industries, Inc., Class A	1,140	25,240
Schweitzer-Mauduit International, Inc.	636	21,331
Sealed Air Corp.	2,424	96,524
Sensient Technologies Corp.	615	40,172
Silgan Holdings, Inc.	1,540	45,830
Sonoco Products Co.	1,456	83,283
Southern Copper Corp.	988	31,221
Steel Dynamics, Inc.	3,541	95,607
Stepan Co.	309	29,476
Summit Materials, Inc., Class A *	1,240	26,015
SunCoke Energy, Inc. *	1,644	10,259
The Chemours Co.	1,559	22,091
The Mosaic Co.	10,434	191,881
The Scotts Miracle-Gro Co.	507	53,904
The Sherwin-Williams Co.	475	250,206
Trinseo S.A.	867	30,423
Tronox Holdings plc, Class A *	2,493	18,523
United States Steel Corp.	4,536	50,214
US Concrete, Inc. *	114	4,619
Valvoline, Inc.	1,146	25,900
Verso Corp., Class A *	538	5,493
Vulcan Materials Co.	737	104,101
W.R. Grace & Co.	577	39,069
Warrior Met Coal, Inc.	624	13,042
Westlake Chemical Corp.	439	25,721
Westrock Co.	5,287	180,710
Worthington Industries, Inc.	916	31,785
		9,535,264

Media & Entertainment 4.5%
Activision Blizzard, Inc.	5,970	302,082
Alphabet, Inc., Class A *	1,040	1,238,151
Alphabet, Inc., Class C *	1,060	1,259,386
Altice USA, Inc., Class A *	2,200	63,536
AMC Entertainment Holdings, Inc., Class A	1,476	16,398
AMC Networks, Inc., Class A *	619	30,022
Cable One, Inc.	20	25,952
Cars.com, Inc. *	953	8,491
CBS Corp., Class B Non-Voting Shares	8,323	350,065
Charter Communications, Inc., Class A *	975	399,350
Cinemark Holdings, Inc.	1,497	57,126
Comcast Corp., Class A	53,098	2,350,118
Discovery, Inc., Class A *	2,370	65,412
Discovery, Inc., Class C *	5,429	141,317
DISH Network Corp., Class A *	2,906	97,525
Electronic Arts, Inc. *	1,418	132,838
Facebook, Inc., Class A *	4,155	771,459
Fox Corp., Class A	3,925	130,192
Fox Corp., Class B *	1,772	58,122
Gannett Co., Inc.	4,728	49,739
Gray Television, Inc. *	649	9,930
IAC/InterActiveCorp *	299	76,137
John Wiley & Sons, Inc., Class A	662	29,459
Liberty Global plc, Class A *	4,400	117,568
Liberty Global plc, Class C *	11,737	306,570
Liberty Latin America Ltd., Class A *	299	4,910

8
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Liberty Latin America Ltd., Class C *	792	13,060
Liberty Media Corp. - Liberty Formula One, Class A *	43	1,702
Liberty Media Corp. - Liberty Formula One, Class C *	343	14,317
Liberty Media Corp. - Liberty SiriusXM, Class A *	1,813	73,408
Liberty Media Corp. - Liberty SiriusXM, Class C *	3,831	156,343
Liberty TripAdvisor Holdings, Inc., Class A *	985	8,609
Lions Gate Entertainment Corp., Class A	309	2,790
Lions Gate Entertainment Corp., Class B	593	4,946
Live Nation Entertainment, Inc. *	623	43,305
Meredith Corp.	556	24,342
MSG Networks, Inc., Class A *	233	3,821
National CineMedia, Inc.	2,315	18,983
Netflix, Inc. *	144	42,300
New Media Investment Group, Inc.	1,527	13,407
News Corp., Class A	7,770	106,838
News Corp., Class B	2,426	34,352
Nexstar Media Group, Inc., Class A	239	23,635
Omnicom Group, Inc.	2,704	205,666
Scholastic Corp.	665	23,322
Sinclair Broadcast Group, Inc., Class A	1,044	46,531
Sirius XM Holdings, Inc.	5,943	36,668
Take-Two Interactive Software, Inc. *	318	41,967
TEGNA, Inc.	4,227	60,488
The Interpublic Group of Cos., Inc.	4,307	85,623
The Madison Square Garden Co., Class A *	73	18,420
The New York Times Co., Class A	747	21,812
The Walt Disney Co.	20,041	2,750,828
Tribune Media Co., Class A	1,640	76,391
TripAdvisor, Inc. *	556	21,122
Twitter, Inc. *	643	27,424
Viacom, Inc., Class B	16,117	402,603
Yandex N.V., Class A *	1,143	42,405
Yelp, Inc. *	184	6,166
Zynga, Inc., Class A *	4,536	25,901
		12,571,350

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
AbbVie, Inc.	11,999	788,814
Agilent Technologies, Inc.	1,753	124,656
Alexion Pharmaceuticals, Inc. *	677	68,214
Alkermes plc *	180	3,776
Allergan plc	2,304	367,995
Amgen, Inc.	5,923	1,235,656
Bio-Rad Laboratories, Inc., Class A *	115	38,837
Bio-Techne Corp.	115	22,031
Biogen, Inc. *	1,246	273,808
BioMarin Pharmaceutical, Inc. *	116	8,707
Bristol-Myers Squibb Co.	12,008	577,225
Bruker Corp.	581	25,082
Cambrex Corp. *	276	16,541
Catalent, Inc. *	668	35,230
Celgene Corp. *	5,277	510,814
Charles River Laboratories International, Inc. *	231	30,307
Eli Lilly & Co.	5,126	579,084
Emergent BioSolutions, Inc. *	117	5,125
Gilead Sciences, Inc.	21,322	1,354,800
ICON plc *	322	49,649
Illumina, Inc. *	181	50,923
Incyte Corp. *	55	4,500
IQVIA Holdings, Inc. *	866	134,360
Jazz Pharmaceuticals plc *	332	42,546
Johnson & Johnson	22,021	2,826,616
Mallinckrodt plc *	4,986	12,914
Security	Number of Shares	Value ($)
Merck & Co., Inc.	26,343	2,277,879
Mettler-Toledo International, Inc. *	126	82,755
Mylan N.V. *	6,599	128,482
Myriad Genetics, Inc. *	1,046	24,612
PDL BioPharma, Inc. *	8,521	19,939
PerkinElmer, Inc.	561	46,395
Perrigo Co., plc	1,193	55,809
Pfizer, Inc.	68,490	2,434,819
PRA Health Sciences, Inc. *	160	15,814
Prestige Consumer Healthcare, Inc. *	484	15,430
Regeneron Pharmaceuticals, Inc. *	226	65,551
Syneos Health, Inc. *	154	8,090
Taro Pharmaceutical Industries Ltd.	137	10,530
Thermo Fisher Scientific, Inc.	1,574	451,832
United Therapeutics Corp. *	801	66,131
Vertex Pharmaceuticals, Inc. *	41	7,381
Waters Corp. *	402	85,180
Zoetis, Inc.	1,234	156,002
		15,140,841

Real Estate 2.5%
Acadia Realty Trust	429	11,733
Alexander & Baldwin, Inc.	747	17,099
Alexandria Real Estate Equities, Inc.	384	57,539
Altisource Portfolio Solutions S.A. *	431	8,534
American Assets Trust, Inc.	131	6,139
American Campus Communities, Inc.	1,027	47,735
American Homes 4 Rent, Class A	816	20,873
American Tower Corp.	1,240	285,436
Apartment Investment & Management Co., Class A	1,060	54,060
Apple Hospitality REIT, Inc.	2,767	44,078
AvalonBay Communities, Inc.	638	135,613
Boston Properties, Inc.	1,182	151,792
Brandywine Realty Trust	2,018	28,958
Brixmor Property Group, Inc.	3,801	70,052
Brookfield Property REIT, Inc., Class A	644	12,120
Camden Property Trust	571	61,811
CBRE Group, Inc., Class A *	2,406	125,762
Chatham Lodging Trust	277	4,595
Chesapeake Lodging Trust	681	17,536
Colony Capital, Inc.	5,172	23,274
Columbia Property Trust, Inc.	1,558	33,326
CoreCivic, Inc.	3,464	58,715
CorePoint Lodging, Inc.	915	8,326
CoreSite Realty Corp.	58	6,738
Corporate Office Properties Trust	1,042	30,103
Cousins Properties, Inc.	753	26,129
Crown Castle International Corp.	1,704	247,370
CubeSmart	845	30,327
CyrusOne, Inc.	320	23,507
DiamondRock Hospitality Co.	3,038	28,770
Digital Realty Trust, Inc.	947	117,078
Douglas Emmett, Inc.	859	36,250
Duke Realty Corp.	2,061	68,569
EastGroup Properties, Inc.	141	17,557
Empire State Realty Trust, Inc., Class A	619	8,703
EPR Properties	378	29,578
Equinix, Inc.	267	148,527
Equity Commonwealth	809	27,231
Equity LifeStyle Properties, Inc.	340	45,805
Equity Residential	2,319	196,558
Essex Property Trust, Inc.	259	83,206
Extra Space Storage, Inc.	470	57,302
Federal Realty Investment Trust	359	46,386
First Industrial Realty Trust, Inc.	559	21,773
Franklin Street Properties Corp.	2,095	15,859

9
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Front Yard Residential Corp.	981	10,879
Gaming & Leisure Properties, Inc.	1,021	39,941
Global Net Lease, Inc.	269	5,159
HCP, Inc.	4,325	150,121
Healthcare Realty Trust, Inc.	848	28,179
Healthcare Trust of America, Inc., Class A	977	27,708
Hersha Hospitality Trust	683	9,494
Highwoods Properties, Inc.	885	38,241
Hospitality Properties Trust	3,046	73,530
Host Hotels & Resorts, Inc.	10,243	164,298
Hudson Pacific Properties, Inc.	632	21,488
Investors Real Estate Trust	213	14,750
Invitation Homes, Inc.	722	20,765
Iron Mountain, Inc.	3,714	118,291
iStar, Inc.	762	9,754
JBG SMITH Properties	179	6,849
Jones Lang LaSalle, Inc.	605	81,100
Kennedy-Wilson Holdings, Inc.	661	13,868
Kilroy Realty Corp.	461	35,893
Kimco Realty Corp.	3,828	70,359
Kite Realty Group Trust	990	14,147
Lamar Advertising Co., Class A	658	50,436
Lexington Realty Trust	2,710	28,157
Liberty Property Trust	1,079	56,237
Life Storage, Inc.	255	27,020
LTC Properties, Inc.	104	5,075
Mack-Cali Realty Corp.	1,238	25,218
Medical Properties Trust, Inc.	1,646	30,599
Mid-America Apartment Communities, Inc.	576	72,968
National Health Investors, Inc.	167	13,854
National Retail Properties, Inc.	640	35,936
Newmark Group, Inc., Class A	513	4,453
Office Properties Income Trust	601	16,293
Omega Healthcare Investors, Inc.	1,224	49,792
Outfront Media, Inc.	2,561	70,376
Paramount Group, Inc.	1,660	21,879
Park Hotels & Resorts, Inc.	2,085	49,102
Pebblebrook Hotel Trust	1,256	33,874
Physicians Realty Trust	305	5,283
Piedmont Office Realty Trust, Inc., Class A	1,963	38,750
PotlatchDeltic Corp.	404	15,546
Prologis, Inc.	2,276	190,319
PS Business Parks, Inc.	106	19,039
Public Storage	636	168,375
QTS Realty Trust, Inc., Class A	299	14,669
Rayonier, Inc.	1,373	36,796
Realogy Holdings Corp.	6,100	29,158
Realty Income Corp.	999	73,736
Regency Centers Corp.	566	36,513
Retail Opportunity Investments Corp.	625	10,944
Retail Properties of America, Inc., Class A	3,088	35,080
RLJ Lodging Trust	2,292	37,153
RPT Realty	1,104	13,138
Ryman Hospitality Properties, Inc.	356	28,359
Sabra Health Care REIT, Inc.	782	16,907
SBA Communications Corp.	229	60,096
Senior Housing Properties Trust	5,054	42,908
Seritage Growth Properties, Class A	254	9,929
Simon Property Group, Inc.	1,724	256,773
SITE Centers Corp.	2,779	38,517
SL Green Realty Corp.	832	66,743
Spirit Realty Capital, Inc.	865	41,468
STAG Industrial, Inc.	433	12,592
STORE Capital Corp.	463	17,483
Summit Hotel Properties, Inc.	1,266	14,129
Sun Communities, Inc.	297	43,897
Sunstone Hotel Investors, Inc.	2,961	38,908
Tanger Factory Outlet Centers, Inc.	1,136	16,063
Security	Number of Shares	Value ($)
Taubman Centers, Inc.	715	27,921
The GEO Group, Inc.	2,001	34,337
The Howard Hughes Corp. *	142	17,930
The Macerich Co.	1,513	43,166
The St. Joe Co. *	291	5,232
UDR, Inc.	1,342	64,658
Uniti Group, Inc.	2,860	21,135
Urban Edge Properties	852	14,919
Ventas, Inc.	3,122	229,124
VEREIT, Inc.	9,230	89,992
Vornado Realty Trust	1,358	82,118
Washington Prime Group, Inc.	7,807	25,217
Washington Real Estate Investment Trust	711	18,834
Weingarten Realty Investors	1,109	29,377
Welltower, Inc.	3,232	289,458
Weyerhaeuser Co.	8,288	218,057
WP Carey, Inc.	712	63,938
Xenia Hotels & Resorts, Inc.	1,957	39,551
		6,888,750

Retailing 5.0%
Aaron's, Inc.	1,050	67,315
Abercrombie & Fitch Co., Class A	3,678	53,772
Advance Auto Parts, Inc.	699	96,427
Amazon.com, Inc. *	439	779,791
American Eagle Outfitters, Inc.	3,897	65,548
Asbury Automotive Group, Inc. *	670	63,181
Ascena Retail Group, Inc. *	19,070	4,747
AutoNation, Inc. *	2,295	108,921
AutoZone, Inc. *	133	146,525
Barnes & Noble Education, Inc. *	4,368	17,035
Bed Bath & Beyond, Inc. (b)	19,956	192,975
Best Buy Co., Inc.	6,124	389,793
Big 5 Sporting Goods Corp.	3,633	6,503
Big Lots, Inc.	2,534	57,648
Booking Holdings, Inc. *	220	432,610
Burlington Stores, Inc. *	190	38,473
Caleres, Inc.	1,211	24,402
CarMax, Inc. *	2,575	214,446
Chico's FAS, Inc.	11,189	34,910
Citi Trends, Inc.	559	9,397
Conn's, Inc. *	415	8,366
Core-Mark Holding Co., Inc.	2,963	95,972
Designer Brands, Inc., Class A	2,189	36,097
Dick's Sporting Goods, Inc.	2,801	95,346
Dillard's, Inc., Class A (b)	924	54,072
Dollar General Corp.	3,739	583,620
Dollar Tree, Inc. *	2,353	238,900
eBay, Inc.	9,750	392,827
Expedia Group, Inc.	830	107,983
Five Below, Inc. *	140	17,202
Foot Locker, Inc.	3,288	118,993
Francesca's Holdings Corp. *	745	3,241
GameStop Corp., Class A (b)	13,528	53,706
Genesco, Inc. *	1,023	36,501
Genuine Parts Co.	2,194	198,096
GNC Holdings, Inc., Class A *	22,974	45,029
Group 1 Automotive, Inc.	1,000	74,720
Groupon, Inc. *	7,605	18,860
GrubHub, Inc. *	74	4,391
Guess?, Inc.	1,872	33,827
Haverty Furniture Cos., Inc.	800	15,320
Hibbett Sports, Inc. *	1,333	22,048
Kirkland's, Inc. *	1,008	1,482
Kohl's Corp.	6,296	297,549
L Brands, Inc.	7,264	119,929
Lithia Motors, Inc., Class A	586	76,807

10
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
LKQ Corp. *	3,867	101,586
Lowe's Cos., Inc.	11,116	1,247,215
Macy's, Inc.	13,187	194,640
MercadoLibre, Inc. *	17	10,108
Monro, Inc.	248	19,275
Murphy USA, Inc. *	1,555	139,017
National Vision Holdings, Inc. *	188	5,332
Nordstrom, Inc. (b)	3,478	100,758
O'Reilly Automotive, Inc. *	673	258,270
Office Depot, Inc.	33,861	44,019
Ollie's Bargain Outlet Holdings, Inc. *	148	8,207
Overstock.com, Inc. *	355	5,584
Party City Holdco, Inc. *	1,383	6,500
Penske Automotive Group, Inc.	1,131	48,384
Pier 1 Imports, Inc. *	993	4,349
Pool Corp.	231	45,364
Qurate Retail, Inc., Series A *	12,612	135,075
Rent-A-Center, Inc. *	1,271	32,449
RH *	224	32,088
Ross Stores, Inc.	2,708	287,075
Sally Beauty Holdings, Inc. *	3,436	42,022
Shoe Carnival, Inc.	386	11,866
Shutterfly, Inc. *	459	23,354
Signet Jewelers Ltd.	3,768	46,120
Sleep Number Corp. *	603	25,230
Stamps.com, Inc. *	80	5,149
Target Corp.	15,173	1,624,118
The Buckle, Inc.	1,423	27,891
The Cato Corp., Class A	1,450	24,838
The Children's Place, Inc.	287	25,041
The Gap, Inc.	7,962	125,720
The Home Depot, Inc.	10,181	2,320,352
The Michaels Cos., Inc. *	2,017	11,436
The TJX Cos., Inc.	13,339	733,245
Tiffany & Co.	1,305	110,755
Tractor Supply Co.	1,496	152,412
Ulta Salon, Cosmetics & Fragrance, Inc. *	270	64,187
Urban Outfitters, Inc. *	2,050	47,990
Vitamin Shoppe, Inc. *	1,180	7,611
Williams-Sonoma, Inc.	1,695	111,531
Zumiez, Inc. *	631	16,393
		13,837,859

Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc. *	279	14,408
Advanced Micro Devices, Inc. *	321	10,095
Amkor Technology, Inc. *	3,712	32,480
Analog Devices, Inc.	1,608	176,607
Applied Materials, Inc.	9,169	440,295
Broadcom, Inc.	923	260,877
Brooks Automation, Inc.	390	12,999
Cabot Microelectronics Corp.	153	19,071
Cirrus Logic, Inc. *	888	47,632
Cree, Inc. *	990	42,501
Cypress Semiconductor Corp.	2,553	58,745
Diodes, Inc. *	369	13,487
Entegris, Inc.	657	28,139
First Solar, Inc. *	1,205	74,794
Intel Corp.	59,324	2,812,551
KLA Corp.	1,184	175,114
Kulicke & Soffa Industries, Inc.	803	16,726
Lam Research Corp.	1,039	218,720
Marvell Technology Group Ltd.	4,619	110,717
Maxim Integrated Products, Inc.	2,025	110,443
Mellanox Technologies Ltd. *	134	14,345
Microchip Technology, Inc.	1,142	98,589
Micron Technology, Inc. *	9,890	447,720
Security	Number of Shares	Value ($)
MKS Instruments, Inc.	355	27,793
Monolithic Power Systems, Inc.	77	11,593
NVIDIA Corp.	1,355	226,976
NXP Semiconductor N.V.	2,086	213,064
ON Semiconductor Corp. *	3,227	57,441
Photronics, Inc. *	1,324	14,299
Power Integrations, Inc.	204	18,160
Qorvo, Inc. *	1,381	98,645
QUALCOMM, Inc.	23,375	1,817,874
Rambus, Inc. *	461	5,781
Semtech Corp. *	235	9,863
Silicon Laboratories, Inc. *	200	21,800
Skyworks Solutions, Inc.	1,776	133,680
Synaptics, Inc. *	776	24,848
Teradyne, Inc.	1,165	61,710
Texas Instruments, Inc.	7,689	951,514
Versum Materials, Inc.	362	18,824
Xilinx, Inc.	1,442	150,054
Xperi Corp.	823	15,077
		9,116,051

Software & Services 6.5%
Accenture plc, Class A	3,978	788,320
ACI Worldwide, Inc. *	751	22,365
Adobe, Inc. *	687	195,458
Akamai Technologies, Inc. *	1,177	104,906
Alliance Data Systems Corp.	741	91,106
Amdocs Ltd.	2,077	134,465
ANSYS, Inc. *	315	65,066
Aspen Technology, Inc. *	200	26,640
Autodesk, Inc. *	392	55,985
Automatic Data Processing, Inc.	2,136	362,778
Black Knight, Inc. *	558	34,736
Blackbaud, Inc.	69	6,277
Booz Allen Hamilton Holding Corp.	1,446	109,188
Broadridge Financial Solutions, Inc.	664	85,948
CACI International, Inc., Class A *	302	67,132
Cadence Design Systems, Inc. *	1,057	72,383
Cardtronics plc, Class A *	529	15,669
CDK Global, Inc.	977	42,167
Check Point Software Technologies Ltd. *	766	82,498
Citrix Systems, Inc.	1,030	95,769
Cognizant Technology Solutions Corp., Class A	4,827	296,330
CommVault Systems, Inc. *	248	10,756
Conduent, Inc. *	6,126	39,880
CoreLogic, Inc. *	1,056	51,110
CSG Systems International, Inc.	456	24,569
DXC Technology Co.	3,797	126,136
Ebix, Inc.	93	3,294
EPAM Systems, Inc. *	139	26,595
Euronet Worldwide, Inc. *	225	34,457
EVERTEC, Inc.	522	18,197
ExlService Holdings, Inc. *	230	15,571
Fair Isaac Corp. *	121	42,679
Fidelity National Information Services, Inc.	2,423	330,061
Fiserv, Inc. *	3,934	420,702
FleetCor Technologies, Inc. *	234	69,826
Fortinet, Inc. *	109	8,631
Gartner, Inc. *	292	39,032
Genpact Ltd.	1,652	67,666
Global Payments, Inc.	575	95,439
GoDaddy, Inc., Class A *	75	4,751
International Business Machines Corp.	20,959	2,840,573
InterXion Holding N.V. *	211	17,078
Intuit, Inc.	1,031	297,299
j2 Global, Inc.	340	28,764

11
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Jack Henry & Associates, Inc.	419	60,738
KBR, Inc.	2,273	58,007
Leidos Holdings, Inc.	1,853	161,878
LiveRamp Holdings, Inc. *	389	16,478
LogMeIn, Inc.	84	5,615
Manhattan Associates, Inc. *	460	38,010
ManTech International Corp., Class A	447	31,415
Mastercard, Inc., Class A	2,592	729,311
MAXIMUS, Inc.	620	47,703
Microsoft Corp.	39,033	5,381,089
MicroStrategy, Inc., Class A *	77	11,033
Net 1 UEPS Technologies, Inc. *	1,356	4,244
NIC, Inc.	292	6,079
Nuance Communications, Inc. *	1,794	30,157
Oracle Corp.	30,596	1,592,828
Paychex, Inc.	1,886	154,086
PayPal Holdings, Inc. *	2,239	244,163
Perficient, Inc. *	393	14,478
Perspecta, Inc.	1,270	32,957
Presidio, Inc.	383	6,136
Progress Software Corp.	553	20,892
PTC, Inc. *	296	19,379
Sabre Corp.	2,047	48,391
salesforce.com, Inc. *	512	79,908
Science Applications International Corp.	531	46,733
SS&C Technologies Holdings, Inc.	501	23,352
Sykes Enterprises, Inc. *	817	23,693
Symantec Corp.	11,134	258,866
Synopsys, Inc. *	548	77,712
Teradata Corp. *	2,200	67,914
The Western Union Co.	8,535	188,794
TiVo Corp.	1,732	13,042
Total System Services, Inc.	851	114,221
Tyler Technologies, Inc. *	72	18,471
Unisys Corp. *	1,190	7,783
Verint Systems, Inc. *	365	19,451
VeriSign, Inc. *	317	64,620
Virtusa Corp. *	97	3,506
Visa, Inc., Class A	5,323	962,505
VMware, Inc., Class A	250	35,360
WEX, Inc. *	137	28,023
		18,117,273

Technology Hardware & Equipment 6.9%
ADTRAN, Inc.	1,548	15,898
Amphenol Corp., Class A	1,725	151,007
Anixter International, Inc. *	966	57,931
Apple, Inc.	52,490	10,956,763
Arista Networks, Inc. *	62	14,050
Arrow Electronics, Inc. *	3,048	210,922
Avnet, Inc.	6,399	268,054
AVX Corp.	695	9,417
Badger Meter, Inc.	91	4,694
Belden, Inc.	603	27,503
Benchmark Electronics, Inc.	1,856	49,147
CDW Corp.	1,069	123,470
Ciena Corp. *	750	30,698
Cisco Systems, Inc.	40,960	1,917,338
Cognex Corp.	466	21,007
Coherent, Inc. *	173	25,078
CommScope Holding Co., Inc. *	3,309	35,539
Comtech Telecommunications Corp.	532	14,231
Corning, Inc.	16,689	464,789
Cray, Inc. *	449	15,684
CTS Corp.	157	4,479
Dell Technologies, Inc., Class C *	536	27,620
Dolby Laboratories, Inc., Class A	396	24,378
Security	Number of Shares	Value ($)
EchoStar Corp., Class A *	783	33,082
ePlus, Inc. *	209	17,079
F5 Networks, Inc. *	612	78,783
Fabrinet *	307	15,500
Finisar Corp. *	1,093	24,713
Fitbit, Inc., Class A *	2,694	8,324
Flex Ltd. *	16,929	163,026
FLIR Systems, Inc.	1,082	53,310
Hewlett Packard Enterprise Co.	37,930	524,193
HP, Inc.	18,337	335,384
II-VI, Inc. *	473	17,742
Insight Enterprises, Inc. *	1,007	48,396
InterDigital, Inc.	410	20,160
IPG Photonics Corp. *	170	21,034
Itron, Inc. *	369	25,627
Jabil, Inc.	5,935	170,987
Juniper Networks, Inc.	7,773	180,023
KEMET Corp.	276	4,623
Keysight Technologies, Inc. *	802	77,682
Knowles Corp. *	1,410	28,595
Littelfuse, Inc.	121	18,884
Lumentum Holdings, Inc. *	313	17,453
Methode Electronics, Inc.	690	21,901
Motorola Solutions, Inc.	2,293	414,827
MTS Systems Corp.	227	12,909
National Instruments Corp.	708	29,736
NCR Corp. *	2,312	72,851
NetApp, Inc.	3,073	147,688
NETGEAR, Inc. *	467	16,214
NetScout Systems, Inc. *	1,225	27,134
OSI Systems, Inc. *	213	22,367
PC Connection, Inc.	229	8,068
Plantronics, Inc.	465	14,448
Plexus Corp. *	615	35,184
Rogers Corp. *	106	14,037
Sanmina Corp. *	2,729	78,868
ScanSource, Inc. *	1,090	30,803
Seagate Technology plc	9,058	454,802
Stratasys Ltd. *	206	4,907
SYNNEX Corp.	1,319	110,545
TE Connectivity Ltd.	3,620	330,216
Tech Data Corp. *	2,039	189,076
Trimble, Inc. *	1,449	54,366
TTM Technologies, Inc. *	1,909	20,350
ViaSat, Inc. *	380	30,145
Viavi Solutions, Inc. *	1,069	14,848
Vishay Intertechnology, Inc.	2,248	35,586
Western Digital Corp.	7,208	412,802
Xerox Holdings Corp. *	5,523	160,112
Zebra Technologies Corp., Class A *	145	29,729
		19,148,816

Telecommunication Services 3.7%
AT&T, Inc.	159,070	5,608,808
ATN International, Inc.	68	3,864
CenturyLink, Inc.	40,531	461,243
Cogent Communications Holdings, Inc.	264	16,075
Consolidated Communications Holdings, Inc.	2,927	11,796
Frontier Communications Corp. *(b)	58,328	46,692
GCI Liberty, Inc., Class A *	279	17,365
Intelsat S.A. *	897	18,550
Iridium Communications, Inc. *	538	13,009
Shenandoah Telecommunications Co.	257	8,106
Sprint Corp. *	13,907	94,428
T-Mobile US, Inc. *	2,802	218,696
Telephone & Data Systems, Inc.	2,898	73,030
United States Cellular Corp. *	268	9,645

12
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Verizon Communications, Inc.	63,155	3,673,095
Vonage Holdings Corp. *	1,452	19,195
Zayo Group Holdings, Inc. *	1,075	36,184
		10,329,781

Transportation 2.2%
Air Transport Services Group, Inc. *	710	14,342
Alaska Air Group, Inc.	1,211	72,321
Allegiant Travel Co.	153	21,724
AMERCO	84	29,536
American Airlines Group, Inc.	9,512	250,261
ArcBest Corp.	925	27,389
Avis Budget Group, Inc. *	4,574	113,298
C.H. Robinson Worldwide, Inc.	2,173	183,597
Copa Holdings S.A., Class A	395	40,756
Costamare, Inc.	1,879	10,879
CSX Corp.	6,638	444,879
Daseke, Inc. *	2,695	4,743
Delta Air Lines, Inc.	2,756	159,462
Echo Global Logistics, Inc. *	643	12,886
Expeditors International of Washington, Inc.	2,368	168,365
FedEx Corp.	4,449	705,656
Forward Air Corp.	316	19,687
Genesee & Wyoming, Inc., Class A *	495	54,886
Hawaiian Holdings, Inc.	629	15,354
Heartland Express, Inc.	660	13,576
Hertz Global Holdings, Inc. *	9,119	110,431
Hub Group, Inc., Class A *	982	42,285
J.B. Hunt Transport Services, Inc.	963	104,043
JetBlue Airways Corp. *	4,142	71,739
Kansas City Southern	975	122,655
Kirby Corp. *	765	56,296
Knight-Swift Transportation Holdings, Inc.	1,483	50,630
Landstar System, Inc.	508	56,652
Macquarie Infrastructure Corp.	1,340	50,679
Marten Transport Ltd.	690	13,572
Norfolk Southern Corp.	2,564	446,264
Old Dominion Freight Line, Inc.	439	71,891
Ryder System, Inc.	2,079	100,145
Saia, Inc. *	356	30,452
Schneider National, Inc., Class B	791	15,377
Seaspan Corp.	1,913	19,857
Southwest Airlines Co.	2,235	116,935
Spirit Airlines, Inc. *	534	20,046
Union Pacific Corp.	7,528	1,219,235
United Airlines Holdings, Inc. *	1,284	108,254
United Parcel Service, Inc., Class B	5,591	663,428
Werner Enterprises, Inc.	964	31,504
XPO Logistics, Inc. *	929	65,829
YRC Worldwide, Inc. *	2,127	4,637
		5,956,433

Utilities 3.9%
AES Corp.	18,655	285,981
ALLETE, Inc.	484	41,493
Alliant Energy Corp.	2,158	113,187
Ameren Corp.	2,774	214,014
American Electric Power Co., Inc.	5,885	536,418
American States Water Co.	276	25,538
American Water Works Co., Inc.	1,285	163,606
Aqua America, Inc.	1,068	47,302
Atlantica Yield plc	463	11,015
Atmos Energy Corp.	880	97,002
Avangrid, Inc.	426	21,530
Avista Corp.	900	42,210
Black Hills Corp.	521	39,966
Security	Number of Shares	Value ($)
California Water Service Group	351	19,810
CenterPoint Energy, Inc.	6,308	174,668
Chesapeake Utilities Corp.	122	11,539
Clearway Energy, Inc., Class A	222	3,721
Clearway Energy, Inc., Class C	300	5,310
CMS Energy Corp.	3,075	193,879
Consolidated Edison, Inc.	4,289	381,292
Dominion Energy, Inc.	7,483	580,905
DTE Energy Co.	2,097	271,897
Duke Energy Corp.	10,042	931,295
Edison International	5,267	380,646
El Paso Electric Co.	474	31,616
Entergy Corp.	2,873	324,189
Eversource Energy	3,445	276,048
Exelon Corp.	15,059	711,688
FirstEnergy Corp.	4,932	226,872
Hawaiian Electric Industries, Inc.	1,351	59,984
IDACORP, Inc.	413	45,352
MGE Energy, Inc.	272	20,631
National Fuel Gas Co.	797	37,252
New Jersey Resources Corp.	812	37,141
NextEra Energy, Inc.	3,408	746,625
NiSource, Inc.	3,270	96,628
Northwest Natural Holding Co.	297	21,194
NorthWestern Corp.	545	39,480
NRG Energy, Inc.	2,466	89,762
OGE Energy Corp.	2,135	91,527
ONE Gas, Inc.	458	41,957
Ormat Technologies, Inc.	259	19,236
Otter Tail Corp.	388	19,641
Pattern Energy Group, Inc., Class A	753	20,444
PG&E Corp. *	19,599	204,810
Pinnacle West Capital Corp.	1,424	135,721
PNM Resources, Inc.	966	49,276
Portland General Electric Co.	1,110	63,148
PPL Corp.	11,509	340,091
Public Service Enterprise Group, Inc.	6,411	387,673
Sempra Energy	2,488	352,375
South Jersey Industries, Inc.	793	25,646
Southwest Gas Holdings, Inc.	595	54,282
Spire, Inc.	424	35,998
The Southern Co.	13,533	788,433
UGI Corp.	2,213	107,707
Unitil Corp.	92	5,554
Vistra Energy Corp.	6,306	157,335
WEC Energy Group, Inc.	2,638	252,641
Xcel Energy, Inc.	5,771	370,614
		10,882,795
Total Common Stock
(Cost $243,378,269)		276,907,855

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(c)	469	203
Total Rights
(Cost $203)		203

13
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Companies 0.2% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07% (d)	40,251	40,251

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 2.03% (d)	428,115	428,115
Total Other Investment Companies
(Cost $468,366)		468,366

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/20/19	4	584,960	(431)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $410,005.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
14
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.7%
Adient plc	170,751	3,444,048
Aptiv plc	68,645	5,709,205
Autoliv, Inc.	32,815	2,244,546
BorgWarner, Inc.	79,243	2,585,699
Cooper Tire & Rubber Co.	41,529	975,516
Dana, Inc.	82,256	1,047,119
Ford Motor Co.	2,996,625	27,479,051
General Motors Co.	910,245	33,760,987
Gentex Corp.	61,697	1,641,140
Harley-Davidson, Inc.	65,080	2,076,052
Lear Corp.	30,975	3,477,253
The Goodyear Tire & Rubber Co.	252,696	2,898,423
Thor Industries, Inc.	22,538	1,034,720
Visteon Corp. *	39,028	2,691,761
		91,065,520

Banks 5.2%
Bank of America Corp.	1,216,344	33,461,623
BB&T Corp.	142,760	6,802,514
CIT Group, Inc.	50,609	2,155,437
Citigroup, Inc.	666,371	42,880,974
Citizens Financial Group, Inc.	97,551	3,291,371
Comerica, Inc.	24,364	1,502,041
Fifth Third Bancorp	225,720	5,970,294
First Republic Bank	11,631	1,043,533
Huntington Bancshares, Inc.	151,851	2,012,026
JPMorgan Chase & Co.	617,345	67,821,522
KeyCorp	154,635	2,566,941
M&T Bank Corp.	22,222	3,249,079
New York Community Bancorp, Inc.	155,306	1,792,231
People's United Financial, Inc.	63,444	911,690
Regions Financial Corp.	220,398	3,222,219
SunTrust Banks, Inc.	90,751	5,582,094
The PNC Financial Services Group, Inc.	93,930	12,110,395
U.S. Bancorp	339,137	17,869,128
Wells Fargo & Co.	1,230,334	57,296,654
		271,541,766

Capital Goods 8.2%
3M Co.	123,008	19,892,854
A.O. Smith Corp.	23,027	1,071,216
Acuity Brands, Inc.	8,619	1,080,909
AECOM *	71,205	2,526,353
AerCap Holdings N.V. *	45,686	2,449,683
AGCO Corp.	39,482	2,728,996
Allison Transmission Holdings, Inc.	31,179	1,385,283
AMETEK, Inc.	30,592	2,628,771
Arconic, Inc.	75,113	1,940,920
Carlisle Cos., Inc.	13,536	1,962,179
Caterpillar, Inc.	136,318	16,221,842
Cummins, Inc.	56,043	8,365,539
Deere & Co.	88,836	13,761,585
Donaldson Co., Inc.	24,730	1,195,943
Dover Corp.	36,128	3,386,639
Security	Number of Shares	Value ($)
Eaton Corp. plc	136,879	11,048,873
EMCOR Group, Inc.	21,940	1,918,434
Emerson Electric Co.	185,859	11,075,338
EnerSys	14,038	786,128
Fastenal Co.	99,225	3,038,269
Flowserve Corp.	44,340	1,892,431
Fluor Corp.	145,122	2,564,306
Fortive Corp.	30,515	2,163,513
Fortune Brands Home & Security, Inc.	41,092	2,098,157
GATX Corp.	14,539	1,079,085
General Dynamics Corp.	73,157	13,992,739
General Electric Co.	6,535,574	53,918,485
HD Supply Holdings, Inc. *	32,621	1,269,283
Hexcel Corp.	16,659	1,401,855
Honeywell International, Inc.	121,414	19,987,173
Hubbell, Inc.	15,315	2,008,409
Huntington Ingalls Industries, Inc.	9,910	2,071,190
IDEX Corp.	10,060	1,656,983
Illinois Tool Works, Inc.	86,738	12,998,557
Ingersoll-Rand plc	48,375	5,857,729
Jacobs Engineering Group, Inc.	50,123	4,453,930
Johnson Controls International plc	170,948	7,297,770
L3Harris Technologies, Inc.	47,208	9,980,243
Lincoln Electric Holdings, Inc.	18,371	1,516,710
Lockheed Martin Corp.	42,027	16,142,991
Masco Corp.	50,551	2,058,942
MSC Industrial Direct Co., Inc., Class A	14,871	1,005,577
Nordson Corp.	8,265	1,123,709
Northrop Grumman Corp.	38,928	14,320,443
Oshkosh Corp.	31,612	2,221,375
Owens Corning	44,338	2,543,228
PACCAR, Inc.	106,488	6,981,353
Parker-Hannifin Corp.	33,236	5,509,532
Pentair plc	42,962	1,543,195
Quanta Services, Inc.	73,836	2,503,040
Raytheon Co.	63,233	11,718,340
Regal Beloit Corp.	14,973	1,061,586
Resideo Technologies, Inc. *	42,544	586,256
Rockwell Automation, Inc.	21,869	3,341,364
Roper Technologies, Inc.	7,019	2,574,288
Sensata Technologies Holding plc *	13,277	605,166
Snap-on, Inc.	13,116	1,950,087
Spirit AeroSystems Holdings, Inc., Class A	25,738	2,074,483
Stanley Black & Decker, Inc.	35,344	4,695,804
Terex Corp.	45,797	1,137,139
Textron, Inc.	74,693	3,361,185
The Boeing Co.	68,986	25,117,113
The Timken Co.	29,006	1,165,461
The Toro Co.	16,496	1,187,877
TransDigm Group, Inc.	6,831	3,677,264
Trinity Industries, Inc.	74,277	1,297,619
United Rentals, Inc. *	32,109	3,614,189
United Technologies Corp.	223,278	29,079,727
Valmont Industries, Inc.	9,695	1,313,672
W.W. Grainger, Inc.	13,526	3,701,390
WABCO Holdings, Inc. *	10,898	1,454,992
Wabtec Corp.	34,266	2,371,550
Watsco, Inc.	8,315	1,359,918

15
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
WESCO International, Inc. *	35,267	1,589,836
Xylem, Inc.	21,748	1,666,114
		424,330,107

Commercial & Professional Services 0.7%
ABM Industries, Inc.	33,545	1,249,887
Cintas Corp.	11,496	3,032,645
Equifax, Inc.	16,533	2,420,101
IAA, Inc. *	23,910	1,168,003
IHS Markit Ltd. *	28,009	1,837,670
KAR Auction Services, Inc.	23,226	616,883
ManpowerGroup, Inc.	50,578	4,134,246
Nielsen Holdings plc	149,002	3,093,281
Pitney Bowes, Inc.	210,341	748,814
Republic Services, Inc.	42,744	3,814,902
Robert Half International, Inc.	37,576	2,009,189
Verisk Analytics, Inc.	10,275	1,659,823
Waste Management, Inc.	76,727	9,157,367
		34,942,811

Consumer Durables & Apparel 1.4%
Brunswick Corp.	25,886	1,206,288
Capri Holdings Ltd. *	70,166	1,850,979
Carter's, Inc.	16,453	1,505,120
D.R. Horton, Inc.	79,770	3,946,222
Fossil Group, Inc. *	92,052	1,178,266
Garmin Ltd.	22,592	1,842,829
Hanesbrands, Inc.	106,948	1,460,910
Hasbro, Inc.	23,290	2,572,846
Kontoor Brands, Inc. *	8,924	305,558
Leggett & Platt, Inc.	42,544	1,582,211
Lennar Corp., Class A	50,556	2,578,356
Lululemon Athletica, Inc. *	6,870	1,268,683
Mattel, Inc. *	224,680	2,201,864
Mohawk Industries, Inc. *	18,680	2,220,865
Newell Brands, Inc.	149,119	2,475,375
NIKE, Inc., Class B	191,069	16,145,331
NVR, Inc. *	812	2,922,388
Polaris, Inc.	21,662	1,776,717
PulteGroup, Inc.	101,575	3,433,235
PVH Corp.	24,231	1,836,710
Ralph Lauren Corp.	23,191	2,048,693
Tapestry, Inc.	97,659	2,016,658
Toll Brothers, Inc.	34,194	1,237,481
Under Armour, Inc., Class A *	23,699	441,038
Under Armour, Inc., Class C *	25,839	437,196
VF Corp.	68,024	5,574,567
Whirlpool Corp.	39,353	5,473,609
		71,539,995

Consumer Services 2.0%
Aramark	74,809	3,056,696
Carnival Corp.	116,085	5,117,027
Chipotle Mexican Grill, Inc. *	4,068	3,410,693
Darden Restaurants, Inc.	22,323	2,700,637
Domino's Pizza, Inc.	4,828	1,095,184
H&R Block, Inc.	57,177	1,384,827
Hilton Worldwide Holdings, Inc.	25,465	2,352,202
Las Vegas Sands Corp.	90,788	5,036,010
Marriott International, Inc., Class A	23,869	3,008,926
McDonald's Corp.	157,058	34,233,932
MGM Resorts International	108,890	3,055,453
Norwegian Cruise Line Holdings Ltd. *	31,852	1,616,489
Royal Caribbean Cruises Ltd.	29,823	3,109,942
Service Corp. International	25,485	1,179,955
Security	Number of Shares	Value ($)
Six Flags Entertainment Corp.	18,645	1,103,225
Starbucks Corp.	165,557	15,986,184
The Wendy's Co.	63,295	1,392,490
Wyndham Destinations, Inc.	33,440	1,482,730
Wynn Resorts Ltd.	21,021	2,315,463
Yum China Holdings, Inc.	65,921	2,994,791
Yum! Brands, Inc.	80,322	9,380,003
		105,012,859

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	12,650	969,370
AGNC Investment Corp.	80,995	1,204,396
Ally Financial, Inc.	285,816	8,960,332
American Express Co.	171,592	20,654,529
Ameriprise Financial, Inc.	52,225	6,735,980
Annaly Capital Management, Inc.	272,261	2,259,766
Berkshire Hathaway, Inc., Class B *	323,091	65,719,940
BlackRock, Inc.	18,312	7,737,919
Capital One Financial Corp.	206,284	17,868,320
CME Group, Inc.	25,766	5,598,694
Discover Financial Services	142,844	11,423,235
FactSet Research Systems, Inc.	4,079	1,109,855
Franklin Resources, Inc.	159,477	4,191,056
Intercontinental Exchange, Inc.	32,733	3,059,881
Invesco Ltd.	178,971	2,809,845
Janus Henderson Group plc	42,153	805,544
Jefferies Financial Group, Inc.	88,600	1,651,504
Lazard Ltd., Class A	31,274	1,073,949
Legg Mason, Inc.	63,085	2,320,897
LPL Financial Holdings, Inc.	20,141	1,509,568
Moody's Corp.	18,295	3,944,036
Morgan Stanley	223,276	9,263,721
MSCI, Inc.	7,270	1,705,760
Nasdaq, Inc.	13,134	1,311,299
Navient Corp.	293,553	3,739,865
New Residential Investment Corp.	65,133	916,421
Northern Trust Corp.	27,389	2,408,315
Raymond James Financial, Inc.	15,892	1,247,681
S&P Global, Inc.	22,441	5,838,924
Santander Consumer USA Holdings, Inc.	59,146	1,544,302
SEI Investments Co.	21,160	1,216,912
Starwood Property Trust, Inc.	47,000	1,101,210
State Street Corp.	99,397	5,100,060
Synchrony Financial	278,469	8,924,931
T. Rowe Price Group, Inc.	54,468	6,025,250
TD Ameritrade Holding Corp.	28,174	1,251,207
The Bank of New York Mellon Corp.	195,010	8,202,121
The Charles Schwab Corp. (a)	72,566	2,777,101
The Goldman Sachs Group, Inc.	122,402	24,958,992
Voya Financial, Inc.	64,007	3,156,825
Waddell & Reed Financial, Inc., Class A	60,850	983,944
		263,283,457

Energy 8.7%
Antero Resources Corp. *	115,301	365,504
Apache Corp.	168,227	3,628,656
Baker Hughes a GE Co.	215,375	4,671,484
Cabot Oil & Gas Corp.	43,625	746,860
Chevron Corp.	813,500	95,765,220
Concho Resources, Inc.	15,977	1,168,718
ConocoPhillips	405,408	21,154,189
Devon Energy Corp.	84,722	1,863,037
EOG Resources, Inc.	75,808	5,624,196
Exxon Mobil Corp.	2,020,228	138,345,213
Halliburton Co.	305,390	5,753,548
Helmerich & Payne, Inc.	43,592	1,638,623

16
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hess Corp.	117,898	7,421,679
HollyFrontier Corp.	109,224	4,845,177
Kinder Morgan, Inc.	605,097	12,265,316
Marathon Oil Corp.	370,007	4,380,883
Marathon Petroleum Corp.	344,196	16,937,885
Murphy Oil Corp.	113,742	2,073,517
Nabors Industries Ltd.	574,586	965,304
National Oilwell Varco, Inc.	270,195	5,520,084
Noble Corp. plc *	667,929	1,068,686
Noble Energy, Inc.	135,605	3,061,961
Occidental Petroleum Corp.	267,920	11,649,162
Oceaneering International, Inc. *	96,552	1,251,314
ONEOK, Inc.	45,775	3,262,842
Patterson-UTI Energy, Inc.	107,072	926,173
PBF Energy, Inc., Class A	80,581	1,909,770
Phillips 66	299,222	29,512,266
Pioneer Natural Resources Co.	18,237	2,250,811
QEP Resources, Inc.	142,966	508,959
Range Resources Corp.	94,811	337,527
Schlumberger Ltd.	500,679	16,237,020
SM Energy Co.	59,872	567,587
Targa Resources Corp.	51,801	1,871,052
The Williams Cos., Inc.	218,109	5,147,372
Transocean Ltd. *	455,088	2,070,650
Valaris plc *(b)	180,979	843,362
Valero Energy Corp.	361,411	27,207,020
World Fuel Services Corp.	216,821	8,325,926
		453,144,553

Food & Staples Retailing 3.2%
Casey's General Stores, Inc.	14,781	2,480,991
Costco Wholesale Corp.	111,791	32,951,515
Performance Food Group Co. *	45,589	2,133,109
Rite Aid Corp. *(b)	138,997	897,921
SpartanNash Co.	71,257	767,438
Sysco Corp.	120,719	8,973,043
The Kroger Co.	608,067	14,399,027
US Foods Holding Corp. *	99,687	4,032,339
Walgreens Boots Alliance, Inc.	351,953	18,016,474
Walmart, Inc.	710,858	81,222,635
		165,874,492

Food, Beverage & Tobacco 4.6%
Altria Group, Inc.	426,535	18,656,641
Archer-Daniels-Midland Co.	472,803	17,990,154
Brown-Forman Corp., Class B	42,266	2,493,271
Bunge Ltd.	172,914	9,235,337
Campbell Soup Co.	49,450	2,225,250
Coca-Cola European Partners plc	35,442	1,996,802
Conagra Brands, Inc.	137,001	3,885,348
Constellation Brands, Inc., Class A	17,608	3,598,195
Flowers Foods, Inc.	58,174	1,326,367
General Mills, Inc.	206,095	11,087,911
Hormel Foods Corp.	54,779	2,334,133
Ingredion, Inc.	27,730	2,142,697
Kellogg Co.	60,344	3,789,603
McCormick & Co., Inc. Non-Voting Shares	13,263	2,160,145
Molson Coors Brewing Co., Class B	44,670	2,294,251
Mondelez International, Inc., Class A	395,596	21,844,811
Monster Beverage Corp. *	32,586	1,911,821
PepsiCo, Inc.	271,263	37,089,790
Philip Morris International, Inc.	396,195	28,561,698
Sanderson Farms, Inc.	11,234	1,680,831
The Coca-Cola Co.	668,159	36,775,471
The Hershey Co.	23,458	3,717,624
The J.M. Smucker Co.	36,500	3,838,340
Security	Number of Shares	Value ($)
The Kraft Heinz Co.	174,176	4,444,972
Tyson Foods, Inc., Class A	129,262	12,026,537
		237,108,000

Health Care Equipment & Services 5.6%
Abbott Laboratories	180,808	15,426,539
AmerisourceBergen Corp.	44,533	3,663,730
Anthem, Inc.	81,196	21,234,378
Baxter International, Inc.	59,805	5,259,850
Becton Dickinson & Co.	20,492	5,203,329
Boston Scientific Corp. *	55,464	2,369,977
Cardinal Health, Inc.	245,000	10,566,850
Centene Corp. *	60,737	2,831,559
Cerner Corp.	45,355	3,125,413
Cigna Corp. *	75,607	11,641,210
Covetrus, Inc. *	10,914	145,047
CVS Health Corp.	792,071	48,252,965
Danaher Corp.	54,156	7,695,026
DaVita, Inc. *	59,870	3,374,872
DENTSPLY SIRONA, Inc.	45,497	2,372,668
Edwards Lifesciences Corp. *	11,441	2,538,071
Encompass Health Corp.	15,714	955,254
HCA Healthcare, Inc.	73,444	8,827,969
Henry Schein, Inc. *	43,059	2,653,296
Hologic, Inc. *	24,865	1,227,585
Humana, Inc.	44,008	12,463,506
Intuitive Surgical, Inc. *	5,066	2,590,448
Laboratory Corp. of America Holdings *	18,282	3,063,332
Magellan Health, Inc. *	18,559	1,169,403
McKesson Corp.	137,796	19,053,053
MEDNAX, Inc. *	41,473	874,251
Medtronic plc	220,146	23,751,552
Molina Healthcare, Inc. *	10,265	1,337,324
Patterson Cos., Inc.	60,016	1,003,467
Quest Diagnostics, Inc.	46,036	4,712,705
ResMed, Inc.	13,325	1,856,172
STERIS plc	9,026	1,393,614
Stryker Corp.	30,943	6,827,882
Tenet Healthcare Corp. *	69,952	1,514,461
The Cooper Cos., Inc.	4,016	1,243,956
UnitedHealth Group, Inc.	159,337	37,284,858
Universal Health Services, Inc., Class B	26,142	3,779,610
Varian Medical Systems, Inc. *	14,634	1,550,180
WellCare Health Plans, Inc. *	7,863	2,128,829
Zimmer Biomet Holdings, Inc.	28,011	3,899,131
		290,863,322

Household & Personal Products 1.9%
Church & Dwight Co., Inc.	37,046	2,955,530
Colgate-Palmolive Co.	143,515	10,641,637
Coty, Inc., Class A	66,289	633,060
Herbalife Nutrition Ltd. *	24,040	827,697
Kimberly-Clark Corp.	61,427	8,667,964
Nu Skin Enterprises, Inc., Class A	21,404	869,430
The Clorox Co.	16,275	2,574,054
The Estee Lauder Cos., Inc., Class A	24,152	4,781,855
The Procter & Gamble Co.	559,843	67,309,924
		99,261,151

Insurance 4.0%
Aflac, Inc.	214,964	10,786,894
Alleghany Corp. *	3,233	2,422,519
American Financial Group, Inc.	15,932	1,608,654
American International Group, Inc.	765,180	39,819,967
Aon plc	46,463	9,053,316

17
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Arch Capital Group Ltd. *	48,766	1,926,257
Arthur J. Gallagher & Co.	23,888	2,166,881
Assurant, Inc.	24,381	2,998,863
Assured Guaranty Ltd.	55,413	2,357,823
Athene Holding Ltd., Class A *	22,932	891,138
Axis Capital Holdings Ltd.	34,624	2,125,567
Chubb Ltd.	74,634	11,663,802
Cincinnati Financial Corp.	26,582	2,990,209
CNO Financial Group, Inc.	95,509	1,382,970
Everest Re Group Ltd.	15,015	3,541,738
Fidelity National Financial, Inc.	61,649	2,708,857
First American Financial Corp.	28,844	1,685,932
Genworth Financial, Inc., Class A *	431,628	1,912,112
Globe Life, Inc.	21,459	1,915,430
Lincoln National Corp.	68,492	3,621,857
Loews Corp.	102,242	4,914,773
Markel Corp. *	1,427	1,631,175
Marsh & McLennan Cos., Inc.	81,890	8,179,992
MetLife, Inc.	236,146	10,461,268
Old Republic International Corp.	74,436	1,738,825
Principal Financial Group, Inc.	71,922	3,827,689
Prudential Financial, Inc.	116,440	9,325,680
Reinsurance Group of America, Inc.	16,255	2,502,782
RenaissanceRe Holdings Ltd.	12,502	2,257,236
The Allstate Corp.	122,537	12,546,563
The Hanover Insurance Group, Inc.	9,287	1,236,564
The Hartford Financial Services Group, Inc.	118,821	6,924,888
The Progressive Corp.	86,259	6,538,432
The Travelers Cos., Inc.	151,419	22,252,536
Unum Group	75,252	1,912,153
W.R. Berkley Corp.	34,388	2,450,145
White Mountains Insurance Group Ltd.	1,704	1,807,433
Willis Towers Watson plc	12,518	2,478,189
		210,567,109

Materials 3.2%
Air Products & Chemicals, Inc.	30,090	6,797,933
Albemarle Corp.	21,803	1,345,899
Alcoa Corp. *	132,626	2,377,984
AptarGroup, Inc.	10,572	1,292,110
Ashland Global Holdings, Inc.	16,964	1,242,443
Avery Dennison Corp.	19,772	2,285,050
Ball Corp.	40,668	3,270,114
Berry Global Group, Inc. *	21,363	836,148
Celanese Corp., Series A	26,866	3,045,798
CF Industries Holdings, Inc.	76,130	3,668,705
Commercial Metals Co.	89,994	1,410,206
Corteva, Inc. *	153,199	4,491,795
Crown Holdings, Inc. *	26,577	1,749,830
Domtar Corp.	43,884	1,445,978
Dow, Inc. *	154,024	6,566,043
DuPont de Nemours, Inc.	154,558	10,499,125
Eastman Chemical Co.	52,802	3,451,667
Ecolab, Inc.	35,589	7,342,367
FMC Corp.	15,910	1,373,510
Freeport-McMoRan, Inc.	452,844	4,161,636
Graphic Packaging Holding Co.	120,026	1,657,559
Huntsman Corp.	90,367	1,800,111
International Flavors & Fragrances, Inc.	13,368	1,467,138
International Paper Co.	146,204	5,716,576
Linde plc	94,283	17,811,001
LyondellBasell Industries N.V., Class A	201,445	15,587,814
Martin Marietta Materials, Inc.	10,155	2,577,034
Newmont Goldcorp Corp.	158,691	6,330,184
Nucor Corp.	124,789	6,112,165
Olin Corp.	48,064	816,127
Security	Number of Shares	Value ($)
Owens-Illinois, Inc.	77,727	790,484
Packaging Corp. of America	23,322	2,345,727
PPG Industries, Inc.	63,927	7,082,472
Reliance Steel & Aluminum Co.	40,447	3,932,662
RPM International, Inc.	25,633	1,734,585
Sealed Air Corp.	49,169	1,957,910
Sonoco Products Co.	29,663	1,696,724
Steel Dynamics, Inc.	71,718	1,936,386
The Mosaic Co.	211,257	3,885,016
The Sherwin-Williams Co.	9,638	5,076,816
United States Steel Corp. (b)	91,768	1,015,872
Vulcan Materials Co.	15,032	2,123,270
Westrock Co.	106,978	3,656,508
		165,764,482

Media & Entertainment 4.6%
Activision Blizzard, Inc.	120,879	6,116,477
Alphabet, Inc., Class A *	21,045	25,054,704
Alphabet, Inc., Class C *	21,461	25,497,814
Altice USA, Inc., Class A *	44,350	1,280,828
CBS Corp., Class B Non-Voting Shares	168,747	7,097,499
Charter Communications, Inc., Class A *	19,793	8,107,015
Cinemark Holdings, Inc.	30,484	1,163,269
Comcast Corp., Class A	1,075,468	47,600,214
Discovery, Inc., Class A *	48,058	1,326,401
Discovery, Inc., Class C *	109,906	2,860,853
DISH Network Corp., Class A *	58,538	1,964,535
Electronic Arts, Inc. *	28,658	2,684,681
Facebook, Inc., Class A *	84,093	15,613,547
Fox Corp., Class A	78,966	2,619,302
Fox Corp., Class B *	36,425	1,194,740
IAC/InterActiveCorp *	6,101	1,553,559
Liberty Global plc, Class A *	91,076	2,433,551
Liberty Global plc, Class C *	235,990	6,164,059
Liberty Media Corp. - Liberty SiriusXM, Class A *	38,176	1,545,746
Liberty Media Corp. - Liberty SiriusXM, Class C *	76,476	3,120,986
Netflix, Inc. *	2,954	867,738
News Corp., Class A	156,075	2,146,031
News Corp., Class B	50,021	708,297
Omnicom Group, Inc.	54,780	4,166,567
The Interpublic Group of Cos., Inc.	87,956	1,748,565
The Walt Disney Co.	405,535	55,663,734
Tribune Media Co., Class A	32,275	1,503,370
Viacom, Inc., Class B	328,062	8,194,989
		239,999,071

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
AbbVie, Inc.	243,109	15,981,986
Agilent Technologies, Inc.	36,015	2,561,027
Alexion Pharmaceuticals, Inc. *	13,682	1,378,598
Allergan plc	46,670	7,454,132
Amgen, Inc.	119,946	25,023,134
Biogen, Inc. *	25,244	5,547,369
Bristol-Myers Squibb Co.	243,558	11,707,833
Celgene Corp. *	106,732	10,331,658
Eli Lilly & Co.	104,001	11,748,993
Gilead Sciences, Inc.	431,137	27,394,445
Illumina, Inc. *	3,758	1,057,276
IQVIA Holdings, Inc. *	17,483	2,712,487
Johnson & Johnson	445,825	57,226,097
Mallinckrodt plc *	100,814	261,108
Merck & Co., Inc.	532,946	46,083,841
Mettler-Toledo International, Inc. *	2,533	1,663,649
Mylan N.V. *	133,448	2,598,233

18
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Perrigo Co., plc	24,020	1,123,656
Pfizer, Inc.	1,387,515	49,326,158
Regeneron Pharmaceuticals, Inc. *	4,620	1,340,031
Thermo Fisher Scientific, Inc.	31,964	9,175,586
United Therapeutics Corp. *	16,123	1,331,115
Waters Corp. *	8,205	1,738,557
Zoetis, Inc.	25,106	3,173,900
		297,940,869

Real Estate 1.8%
Alexandria Real Estate Equities, Inc.	7,930	1,188,231
American Tower Corp.	25,096	5,776,848
AvalonBay Communities, Inc.	13,038	2,771,357
Boston Properties, Inc.	23,853	3,063,202
Brixmor Property Group, Inc.	76,822	1,415,830
Camden Property Trust	11,540	1,249,205
CBRE Group, Inc., Class A *	48,729	2,547,065
CoreCivic, Inc.	69,792	1,182,974
Crown Castle International Corp.	34,434	4,998,784
Digital Realty Trust, Inc.	19,130	2,365,042
Duke Realty Corp.	41,490	1,380,372
Equinix, Inc.	5,371	2,987,780
Equity Residential	47,015	3,984,991
Essex Property Trust, Inc.	5,290	1,699,465
HCP, Inc.	87,618	3,041,221
Hospitality Properties Trust	61,527	1,485,262
Host Hotels & Resorts, Inc.	208,137	3,338,518
Iron Mountain, Inc.	74,980	2,388,113
Jones Lang LaSalle, Inc.	12,506	1,676,429
Kimco Realty Corp.	77,412	1,422,833
Lamar Advertising Co., Class A	13,564	1,039,681
Mid-America Apartment Communities, Inc.	11,780	1,492,290
Outfront Media, Inc.	52,542	1,443,854
Park Hotels & Resorts, Inc.	42,014	989,430
Prologis, Inc.	46,100	3,854,882
Public Storage	12,809	3,391,055
Realogy Holdings Corp. (b)	123,186	588,829
Realty Income Corp.	20,257	1,495,169
Senior Housing Properties Trust	102,007	866,039
Simon Property Group, Inc.	35,060	5,221,836
SL Green Realty Corp.	16,800	1,347,696
The Macerich Co.	30,554	871,706
UDR, Inc.	27,344	1,317,434
Ventas, Inc.	63,343	4,648,743
VEREIT, Inc.	187,764	1,830,699
Vornado Realty Trust	27,474	1,661,353
Welltower, Inc.	65,422	5,859,194
Weyerhaeuser Co.	167,641	4,410,635
WP Carey, Inc.	14,407	1,293,749
		93,587,796

Retailing 5.1%
Aaron's, Inc.	21,185	1,358,170
Abercrombie & Fitch Co., Class A	74,270	1,085,827
Advance Auto Parts, Inc.	14,152	1,952,268
Amazon.com, Inc. *	8,875	15,764,574
American Eagle Outfitters, Inc.	80,155	1,348,207
AutoNation, Inc. *	46,475	2,205,703
AutoZone, Inc. *	2,674	2,945,919
Bed Bath & Beyond, Inc. (b)	405,376	3,919,986
Best Buy Co., Inc.	124,547	7,927,416
Big Lots, Inc.	51,257	1,166,097
Booking Holdings, Inc. *	4,461	8,772,155
CarMax, Inc. *	52,138	4,342,053
Chico's FAS, Inc.	226,438	706,487
Security	Number of Shares	Value ($)
Core-Mark Holding Co., Inc.	60,207	1,950,105
Designer Brands, Inc., Class A	44,838	739,379
Dick's Sporting Goods, Inc.	56,672	1,929,115
Dillard's, Inc., Class A (b)	18,658	1,091,866
Dollar General Corp.	75,839	11,837,709
Dollar Tree, Inc. *	47,135	4,785,617
eBay, Inc.	197,330	7,950,426
Expedia Group, Inc.	16,697	2,172,280
Foot Locker, Inc.	66,548	2,408,372
GameStop Corp., Class A (b)	273,853	1,087,196
Genuine Parts Co.	44,385	4,007,522
Group 1 Automotive, Inc.	20,618	1,540,577
Kohl's Corp.	127,041	6,003,958
L Brands, Inc.	147,267	2,431,378
Lithia Motors, Inc., Class A	11,981	1,570,350
LKQ Corp. *	78,331	2,057,755
Lowe's Cos., Inc.	224,764	25,218,521
Macy's, Inc.	267,035	3,941,437
Murphy USA, Inc. *	31,460	2,812,524
Nordstrom, Inc. (b)	70,496	2,042,269
O'Reilly Automotive, Inc. *	13,655	5,240,243
Office Depot, Inc.	685,170	890,721
Penske Automotive Group, Inc.	23,717	1,014,613
Qurate Retail, Inc., Series A *	255,227	2,733,481
Ross Stores, Inc.	54,889	5,818,783
Sally Beauty Holdings, Inc. *	71,556	875,130
Signet Jewelers Ltd.	76,241	933,190
Target Corp.	307,030	32,864,491
The Gap, Inc.	161,185	2,545,111
The Home Depot, Inc.	205,999	46,949,232
The TJX Cos., Inc.	270,347	14,860,975
Tiffany & Co.	26,387	2,239,465
Tractor Supply Co.	30,304	3,087,371
Ulta Salon, Cosmetics & Fragrance, Inc. *	5,464	1,298,957
Urban Outfitters, Inc. *	41,551	972,709
Williams-Sonoma, Inc.	34,283	2,255,821
		265,653,511

Semiconductors & Semiconductor Equipment 3.3%
Analog Devices, Inc.	32,551	3,575,076
Applied Materials, Inc.	186,432	8,952,465
Broadcom, Inc.	18,714	5,289,325
First Solar, Inc. *	24,371	1,512,708
Intel Corp.	1,199,677	56,876,687
KLA Corp.	24,096	3,563,798
Lam Research Corp.	21,100	4,441,761
Marvell Technology Group Ltd.	93,461	2,240,260
Maxim Integrated Products, Inc.	41,078	2,240,394
Microchip Technology, Inc.	23,039	1,988,957
Micron Technology, Inc. *	200,961	9,097,505
NVIDIA Corp.	27,390	4,588,099
NXP Semiconductor N.V.	42,124	4,302,545
ON Semiconductor Corp. *	65,228	1,161,058
Qorvo, Inc. *	27,911	1,993,683
QUALCOMM, Inc.	473,562	36,828,917
Skyworks Solutions, Inc.	35,904	2,702,494
Texas Instruments, Inc.	155,406	19,231,493
Xilinx, Inc.	29,121	3,030,331
		173,617,556

Software & Services 6.7%
Accenture plc, Class A	80,639	15,980,231
Adobe, Inc. *	13,974	3,975,743
Akamai Technologies, Inc. *	24,022	2,141,081
Alliance Data Systems Corp.	14,942	1,837,119
Amdocs Ltd.	41,736	2,701,989

19
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
ANSYS, Inc. *	6,528	1,348,424
Autodesk, Inc. *	7,840	1,119,709
Automatic Data Processing, Inc.	43,242	7,344,221
Booz Allen Hamilton Holding Corp.	29,057	2,194,094
Broadridge Financial Solutions, Inc.	13,589	1,758,960
CACI International, Inc., Class A *	6,189	1,375,753
Cadence Design Systems, Inc. *	21,312	1,459,446
CDK Global, Inc.	19,767	853,144
Check Point Software Technologies Ltd. *	15,466	1,665,688
Citrix Systems, Inc.	20,822	1,936,030
Cognizant Technology Solutions Corp., Class A	97,861	6,007,687
Conduent, Inc. *	124,099	807,884
DXC Technology Co.	75,813	2,518,508
Fidelity National Information Services, Inc.	49,271	6,711,696
Fiserv, Inc. *	79,843	8,538,410
FleetCor Technologies, Inc. *	4,796	1,431,126
Global Payments, Inc.	11,711	1,943,792
International Business Machines Corp.	424,242	57,497,518
Intuit, Inc.	20,884	6,022,110
Jack Henry & Associates, Inc.	8,551	1,239,553
Leidos Holdings, Inc.	36,737	3,209,344
Mastercard, Inc., Class A	52,429	14,751,948
Microsoft Corp.	790,320	108,953,515
Oracle Corp.	618,929	32,221,444
Paychex, Inc.	38,145	3,116,446
PayPal Holdings, Inc. *	45,349	4,945,308
Perspecta, Inc.	25,702	666,967
Sabre Corp.	41,519	981,509
salesforce.com, Inc. *	10,529	1,643,261
Symantec Corp.	225,595	5,245,084
Synopsys, Inc. *	11,214	1,590,257
Teradata Corp. *	44,507	1,373,931
The Western Union Co.	173,446	3,836,625
Total System Services, Inc.	17,316	2,324,154
VeriSign, Inc. *	6,390	1,302,601
Visa, Inc., Class A	107,701	19,474,495
		346,046,805

Technology Hardware & Equipment 7.1%
Amphenol Corp., Class A	35,286	3,088,936
Anixter International, Inc. *	19,948	1,196,282
Apple, Inc.	1,062,866	221,862,649
Arrow Electronics, Inc. *	62,035	4,292,822
Avnet, Inc.	130,253	5,456,298
CDW Corp.	21,664	2,502,192
Cisco Systems, Inc.	830,037	38,854,032
CommScope Holding Co., Inc. *	67,089	720,536
Corning, Inc.	337,949	9,411,880
Dell Technologies, Inc., Class C *	10,884	560,853
F5 Networks, Inc. *	12,400	1,596,252
Flex Ltd. *	342,903	3,302,156
FLIR Systems, Inc.	22,063	1,087,044
Hewlett Packard Enterprise Co.	768,406	10,619,371
HP, Inc.	372,153	6,806,678
Jabil, Inc.	121,007	3,486,212
Juniper Networks, Inc.	157,201	3,640,775
Keysight Technologies, Inc. *	16,280	1,576,881
Motorola Solutions, Inc.	46,450	8,403,269
NCR Corp. *	46,201	1,455,793
NetApp, Inc.	62,532	3,005,288
Sanmina Corp. *	54,868	1,585,685
Seagate Technology plc	183,435	9,210,271
SYNNEX Corp.	26,554	2,225,491
TE Connectivity Ltd.	73,254	6,682,230
Tech Data Corp. *	41,425	3,841,340
Trimble, Inc. *	29,354	1,101,362
Security	Number of Shares	Value ($)
Western Digital Corp.	146,178	8,371,614
Xerox Holdings Corp. *	112,111	3,250,098
		369,194,290

Telecommunication Services 4.0%
AT&T, Inc.	3,220,556	113,556,804
CenturyLink, Inc.	825,104	9,389,683
Frontier Communications Corp. *(b)	1,180,011	944,599
Sprint Corp. *	281,696	1,912,716
T-Mobile US, Inc. *	56,624	4,419,503
Telephone & Data Systems, Inc.	58,584	1,476,317
Verizon Communications, Inc.	1,278,779	74,373,787
		206,073,409

Transportation 2.1%
American Airlines Group, Inc.	193,072	5,079,724
Avis Budget Group, Inc. *	92,610	2,293,950
C.H. Robinson Worldwide, Inc.	44,334	3,745,780
CSX Corp.	134,526	9,015,932
Delta Air Lines, Inc.	55,724	3,224,191
Expeditors International of Washington, Inc.	48,271	3,432,068
FedEx Corp.	89,453	14,188,140
Hertz Global Holdings, Inc. *	185,032	2,240,738
J.B. Hunt Transport Services, Inc.	19,545	2,111,642
Kansas City Southern	19,610	2,466,938
Kirby Corp. *	15,513	1,141,602
Knight-Swift Transportation Holdings, Inc.	30,076	1,026,795
Landstar System, Inc.	10,479	1,168,618
Macquarie Infrastructure Corp.	27,243	1,030,330
Norfolk Southern Corp.	51,970	9,045,378
Old Dominion Freight Line, Inc.	8,968	1,468,600
Ryder System, Inc.	42,072	2,026,608
Southwest Airlines Co.	44,118	2,308,254
Union Pacific Corp.	152,335	24,672,177
United Airlines Holdings, Inc. *	25,939	2,186,917
United Parcel Service, Inc., Class B	113,122	13,423,056
XPO Logistics, Inc. *	18,729	1,327,137
		108,624,575

Utilities 3.9%
AES Corp.	377,930	5,793,667
Alliant Energy Corp.	43,547	2,284,040
Ameren Corp.	56,516	4,360,209
American Electric Power Co., Inc.	119,197	10,864,807
American Water Works Co., Inc.	25,936	3,302,172
Atmos Energy Corp.	17,796	1,961,653
CenterPoint Energy, Inc.	127,807	3,538,976
CMS Energy Corp.	62,641	3,949,515
Consolidated Edison, Inc.	87,089	7,742,212
Dominion Energy, Inc.	150,856	11,710,951
DTE Energy Co.	42,525	5,513,791
Duke Energy Corp.	203,175	18,842,449
Edison International	106,765	7,715,907
Entergy Corp.	58,547	6,606,443
Eversource Energy	69,637	5,580,013
Exelon Corp.	304,801	14,404,895
FirstEnergy Corp.	100,013	4,600,598
NextEra Energy, Inc.	68,885	15,091,326
NiSource, Inc.	67,205	1,985,908
NRG Energy, Inc.	49,904	1,816,506
OGE Energy Corp.	42,835	1,836,336
PG&E Corp. *	397,337	4,152,172
Pinnacle West Capital Corp.	28,757	2,740,830
Portland General Electric Co.	22,630	1,287,421

20
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PPL Corp.	233,492	6,899,689
Public Service Enterprise Group, Inc.	130,120	7,868,356
Sempra Energy	50,396	7,137,585
The Southern Co.	273,802	15,951,704
UGI Corp.	45,119	2,195,942
Vistra Energy Corp.	127,682	3,185,666
WEC Energy Group, Inc.	53,839	5,156,161
Xcel Energy, Inc.	117,546	7,548,804
		203,626,704
Total Common Stock
(Cost $4,755,565,118)		5,188,664,210

Other Investment Companies 0.3% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07% (c)	4,367,945	4,367,945

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 2.03% (c)	10,874,852	10,874,852
Total Other Investment Companies
(Cost $15,242,797)		15,242,797

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/20/19	79	11,552,960	96,077
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $10,400,548.
(c)	The rate shown is the 7-day yield.
21
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.4%
American Axle & Manufacturing Holdings, Inc. *	497,850	3,156,369
Cooper-Standard Holding, Inc. *	105,066	3,933,671
Delphi Technologies plc	462,233	6,115,343
Dorman Products, Inc. *	39,572	2,812,778
Garrett Motion, Inc. *	153,451	1,509,958
Gentherm, Inc. *	61,552	2,258,959
LCI Industries	62,095	5,262,551
Modine Manufacturing Co. *	164,544	1,679,994
Standard Motor Products, Inc.	60,456	2,678,805
Stoneridge, Inc. *	27,094	832,057
Superior Industries International, Inc.	355,379	977,292
Tenneco, Inc., Class A	373,338	3,255,507
Tesla, Inc. *	8,588	1,937,539
Tower International, Inc.	106,714	3,300,664
Veoneer, Inc. *	182,182	2,672,610
Winnebago Industries, Inc.	84,817	2,715,840
		45,099,937

Banks 6.9%
Associated Banc-Corp.	213,923	4,115,878
Atlantic Union Bankshares Corp.	52,414	1,892,670
BancorpSouth Bank	88,890	2,452,475
Bank of Hawaii Corp.	55,941	4,625,202
Bank OZK	101,020	2,606,316
BankUnited, Inc.	150,292	4,773,274
Banner Corp.	29,392	1,584,523
BOK Financial Corp.	38,433	2,926,289
Boston Private Financial Holdings, Inc.	70,402	747,669
Capitol Federal Financial, Inc.	210,308	2,832,849
Cathay General Bancorp	75,225	2,496,718
Central Pacific Financial Corp.	57,737	1,606,243
Columbia Banking System, Inc.	70,035	2,416,908
Commerce Bancshares, Inc.	88,264	5,037,226
Community Bank System, Inc.	37,725	2,300,848
Cullen/Frost Bankers, Inc.	54,939	4,560,486
CVB Financial Corp.	86,204	1,773,216
East West Bancorp, Inc.	156,554	6,439,066
Essent Group Ltd. *	45,708	2,216,838
F.N.B. Corp.	375,962	4,041,591
First BanCorp	215,877	2,068,102
First Citizens BancShares, Inc., Class A	6,921	3,077,077
First Commonwealth Financial Corp.	124,766	1,543,355
First Financial Bancorp	73,990	1,732,846
First Financial Bankshares, Inc.	62,607	1,917,026
First Hawaiian, Inc.	102,185	2,626,154
First Horizon National Corp.	266,859	4,224,378
First Midwest Bancorp, Inc.	87,524	1,680,461
Fulton Financial Corp.	276,469	4,409,681
Glacier Bancorp, Inc.	68,313	2,711,343
Great Western Bancorp, Inc.	67,929	2,026,322
Hancock Whitney Corp.	108,278	3,801,641
Hilltop Holdings, Inc.	52,036	1,235,855
Home BancShares, Inc.	120,848	2,141,427
Hope Bancorp, Inc.	146,647	1,966,536
Security	Number of Shares	Value ($)
IBERIABANK Corp.	39,689	2,738,144
Independent Bank Corp.	10,003	676,303
International Bancshares Corp.	70,938	2,524,683
Investors Bancorp, Inc.	272,928	3,029,501
LegacyTexas Financial Group, Inc.	19,372	782,629
MGIC Investment Corp.	368,303	4,659,033
National Bank Holdings Corp., Class A	43,576	1,422,321
NBT Bancorp, Inc.	54,454	1,904,256
Northwest Bancshares, Inc.	133,014	2,102,951
Ocwen Financial Corp. *	1,524,401	2,728,678
OFG Bancorp	44,950	922,374
Old National Bancorp	172,659	2,900,671
PacWest Bancorp	165,239	5,631,345
Park National Corp.	19,945	1,796,646
Pinnacle Financial Partners, Inc.	17,916	943,636
Popular, Inc.	129,833	6,825,321
Prosperity Bancshares, Inc.	67,506	4,382,489
Provident Financial Services, Inc.	75,280	1,792,417
Radian Group, Inc.	245,949	5,546,150
Signature Bank	40,554	4,730,624
Simmons First National Corp., Class A	33,426	802,224
South State Corp.	29,160	2,145,593
Sterling Bancorp	47,735	910,306
SVB Financial Group *	28,918	5,628,021
Synovus Financial Corp.	182,372	6,481,501
TCF Financial Corp.	174,972	6,746,920
Texas Capital Bancshares, Inc. *	40,966	2,207,248
The Bank of NT Butterfield & Son Ltd.	49,756	1,371,275
Trustmark Corp.	89,557	2,926,723
UMB Financial Corp.	43,560	2,714,659
Umpqua Holdings Corp.	305,183	4,794,425
United Bankshares, Inc.	96,831	3,571,127
United Community Banks, Inc.	67,234	1,775,650
Valley National Bancorp	381,692	4,011,583
Walker & Dunlop, Inc.	42,705	2,385,501
Washington Federal, Inc.	161,016	5,732,170
Webster Financial Corp.	89,060	3,986,326
WesBanco, Inc.	41,631	1,424,613
Westamerica Bancorp	29,291	1,804,618
Western Alliance Bancorp	52,221	2,267,436
Wintrust Financial Corp.	47,514	2,985,305
Zions Bancorp NA	157,059	6,453,554
		229,775,439

Capital Goods 11.9%
AAON, Inc.	42,003	2,014,884
AAR Corp.	132,119	5,675,832
Actuant Corp., Class A	181,752	4,036,712
Aegion Corp. *	161,622	3,190,418
Air Lease Corp.	143,945	5,979,475
Aircastle Ltd.	177,026	3,868,018
Alamo Group, Inc.	23,864	2,724,792
Albany International Corp., Class A	30,058	2,471,369
Allegion plc	55,550	5,347,799
Altra Industrial Motion Corp.	63,398	1,647,714
American Woodmark Corp. *	27,691	2,280,908
Apogee Enterprises, Inc.	82,155	3,033,984
Applied Industrial Technologies, Inc.	115,877	6,186,673
Arcosa, Inc.	203,522	6,612,430

22
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Argan, Inc.	18,278	755,064
Armstrong World Industries, Inc.	63,076	6,021,866
Astec Industries, Inc.	95,796	2,643,970
Atkore International Group, Inc. *	114,535	3,322,660
AZZ, Inc.	64,628	2,667,198
Barnes Group, Inc.	81,157	3,639,891
Beacon Roofing Supply, Inc. *	173,941	5,545,239
BMC Stock Holdings, Inc. *	191,166	4,861,351
Briggs & Stratton Corp.	275,805	1,191,478
Builders FirstSource, Inc. *	176,589	3,434,656
BWX Technologies, Inc.	118,446	7,012,003
Caesarstone Ltd.	49,359	739,891
Chart Industries, Inc. *	35,907	2,256,396
Colfax Corp. *	270,042	7,345,142
Comfort Systems USA, Inc.	69,469	2,685,672
Continental Building Products, Inc. *	33,040	830,626
Crane Co.	77,776	5,929,642
Cubic Corp.	45,577	3,157,119
Curtiss-Wright Corp.	66,497	8,155,192
DXP Enterprises, Inc. *	50,569	1,640,964
Dycom Industries, Inc. *	85,466	3,803,237
Encore Wire Corp.	74,959	4,047,036
EnPro Industries, Inc.	34,783	2,166,285
ESCO Technologies, Inc.	31,092	2,367,034
Federal Signal Corp.	110,484	3,282,480
Franklin Electric Co., Inc.	78,252	3,587,854
Gardner Denver Holdings, Inc. *	31,623	906,948
Generac Holdings, Inc. *	115,593	9,015,098
Gibraltar Industries, Inc. *	52,169	2,100,846
GMS, Inc. *	117,732	3,468,385
Graco, Inc.	158,390	7,217,832
Granite Construction, Inc.	123,071	3,500,139
Griffon Corp.	170,989	2,983,758
H&E Equipment Services, Inc.	131,308	3,189,471
Harsco Corp. *	131,492	2,353,707
HEICO Corp.	13,497	1,952,611
HEICO Corp., Class A	26,211	2,892,646
Herc Holdings, Inc. *	75,614	3,121,346
Hillenbrand, Inc.	108,518	2,977,734
Hyster-Yale Materials Handling, Inc.	51,752	2,823,072
Insteel Industries, Inc.	37,073	693,265
ITT, Inc.	143,544	8,170,524
JELD-WEN Holding, Inc. *	71,138	1,227,842
John Bean Technologies Corp.	19,994	2,045,786
Kaman Corp.	53,291	3,111,662
Kennametal, Inc.	176,080	5,263,031
Lennox International, Inc.	31,959	8,110,555
Lindsay Corp.	28,205	2,489,373
Lydall, Inc. *	37,446	753,039
Masonite International Corp. *	77,453	4,135,216
MasTec, Inc. *	162,007	10,185,380
Meritor, Inc. *	118,051	1,985,618
Milacron Holdings Corp. *	153,526	2,433,387
Moog, Inc., Class A	85,097	6,914,131
MRC Global, Inc. *	392,967	4,939,595
Mueller Industries, Inc.	273,563	7,211,121
Mueller Water Products, Inc., Class A	269,772	2,821,815
MYR Group, Inc. *	88,920	2,549,336
National Presto Industries, Inc.	13,458	1,153,485
NOW, Inc. *	552,159	6,565,171
nVent Electric plc	154,715	3,134,526
Patrick Industries, Inc. *	22,551	814,993
Primoris Services Corp.	161,836	3,162,275
Proto Labs, Inc. *	6,663	631,253
Quanex Building Products Corp.	121,376	2,090,095
Raven Industries, Inc.	49,456	1,442,632
RBC Bearings, Inc. *	15,534	2,478,139
Rexnord Corp. *	172,128	4,506,311
Security	Number of Shares	Value ($)
Rush Enterprises, Inc., Class A	146,901	5,304,595
Simpson Manufacturing Co., Inc.	60,649	3,893,666
SiteOne Landscape Supply, Inc. *	16,506	1,290,769
SPX FLOW, Inc. *	106,154	3,578,451
Standex International Corp.	26,687	1,834,731
Teledyne Technologies, Inc. *	34,054	10,508,724
Tennant Co.	39,946	2,731,907
Textainer Group Holdings Ltd. *	170,909	1,362,145
The Greenbrier Cos., Inc.	159,018	3,703,529
The Manitowoc Co., Inc. *	44,827	560,338
The Middleby Corp. *	49,288	5,404,922
Titan International, Inc.	302,085	785,421
Titan Machinery, Inc. *	125,588	1,891,355
Trex Co., Inc. *	30,610	2,618,073
TriMas Corp. *	71,774	2,108,720
Triton International Ltd.	100,448	3,229,403
Triumph Group, Inc.	214,817	4,463,897
Tutor Perini Corp. *	334,824	3,344,892
Univar, Inc. *	312,447	6,045,849
Universal Forest Products, Inc.	236,026	9,228,617
Vectrus, Inc. *	24,635	996,732
Veritiv Corp. *	150,756	2,496,519
Wabash National Corp.	323,720	4,415,541
Watts Water Technologies, Inc., Class A	42,041	3,852,217
Welbilt, Inc. *	170,565	2,684,693
Woodward, Inc.	76,682	8,270,154
		394,289,963

Commercial & Professional Services 5.3%
ACCO Brands Corp.	418,424	3,878,791
Advanced Disposal Services, Inc. *	108,843	3,528,690
ASGN, Inc. *	79,534	4,968,489
Brady Corp., Class A	80,557	3,803,096
CBIZ, Inc. *	86,770	1,938,442
Cimpress N.V. *	21,107	2,420,762
Clean Harbors, Inc. *	104,259	7,668,249
Copart, Inc. *	119,563	9,013,855
CoStar Group, Inc. *	6,752	4,151,602
Covanta Holding Corp.	313,442	5,391,202
Deluxe Corp.	166,326	7,664,302
Exponent, Inc.	34,838	2,469,666
FTI Consulting, Inc. *	70,022	7,572,179
Healthcare Services Group, Inc.	117,381	2,646,942
Herman Miller, Inc.	150,076	6,345,213
HNI Corp.	143,721	4,482,658
Huron Consulting Group, Inc. *	50,211	3,073,415
ICF International, Inc.	35,957	3,044,120
InnerWorkings, Inc. *	176,259	747,338
Insperity, Inc.	21,730	2,152,574
Interface, Inc.	161,862	1,788,575
Kelly Services, Inc., Class A	324,658	7,859,970
Kforce, Inc.	75,541	2,458,104
Knoll, Inc.	127,037	2,929,473
Korn Ferry	79,899	3,122,453
Matthews International Corp., Class A	70,060	2,053,459
McGrath RentCorp	45,831	2,934,559
Mobile Mini, Inc.	68,410	2,138,497
MSA Safety, Inc.	33,669	3,556,456
Navigant Consulting, Inc.	108,657	3,028,271
Quad/Graphics, Inc.	265,440	2,386,306
R.R. Donnelley & Sons Co.	1,198,641	2,900,711
Resources Connection, Inc.	69,155	1,144,515
Rollins, Inc.	81,716	2,681,102
SP Plus Corp. *	71,348	2,462,220
Steelcase, Inc., Class A	352,585	5,475,645
Stericycle, Inc. *	155,581	6,984,031
Team, Inc. *	113,307	1,867,299

23
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tetra Tech, Inc.	91,382	7,412,908
The Brink's Co.	59,360	4,466,840
TransUnion	85,072	7,116,273
TrueBlue, Inc. *	177,917	3,453,369
UniFirst Corp.	30,975	6,068,312
US Ecology, Inc.	13,255	802,855
Viad Corp.	48,002	3,102,369
		177,156,157

Consumer Durables & Apparel 3.8%
Acushnet Holdings Corp.	39,273	1,019,920
American Outdoor Brands Corp. *	266,978	1,604,538
Beazer Homes USA, Inc. *	90,449	1,133,326
Callaway Golf Co.	138,178	2,454,041
Cavco Industries, Inc. *	10,595	1,943,865
Columbia Sportswear Co.	38,147	3,577,807
Crocs, Inc. *	83,612	1,864,548
Deckers Outdoor Corp. *	57,959	8,546,055
Ethan Allen Interiors, Inc.	122,200	2,101,840
G-III Apparel Group Ltd. *	143,969	2,952,804
Helen of Troy Ltd. *	45,120	6,926,371
iRobot Corp. *	22,601	1,396,968
KB Home	180,081	5,058,475
La-Z-Boy, Inc.	170,088	5,420,705
M.D.C Holdings, Inc.	138,285	5,347,481
M/I Homes, Inc. *	96,802	3,498,424
Meritage Homes Corp. *	121,085	7,911,694
Movado Group, Inc.	50,201	1,080,326
Oxford Industries, Inc.	39,426	2,751,146
Skechers U.S.A., Inc., Class A *	254,237	8,049,143
Steven Madden Ltd.	202,221	6,717,782
Sturm Ruger & Co., Inc.	60,535	2,482,540
Taylor Morrison Home Corp., Class A *	374,143	8,927,052
Tempur Sealy International, Inc. *	84,709	6,532,758
TopBuild Corp. *	72,860	6,748,293
TRI Pointe Group, Inc. *	357,657	5,007,198
Tupperware Brands Corp.	267,083	3,474,750
Unifi, Inc. *	73,159	1,407,579
Universal Electronics, Inc. *	51,439	2,322,471
Vista Outdoor, Inc. *	505,816	2,827,511
William Lyon Homes, Class A *	56,373	996,111
Wolverine World Wide, Inc.	165,858	4,304,015
		126,387,537

Consumer Services 5.6%
Adtalem Global Education, Inc. *	156,177	6,671,882
American Public Education, Inc. *	55,765	1,351,186
Arcos Dorados Holdings, Inc., Class A	230,623	1,524,418
BJ's Restaurants, Inc.	54,846	1,998,588
Bloomin' Brands, Inc.	283,866	5,120,943
Boyd Gaming Corp.	134,066	3,222,947
Bright Horizons Family Solutions, Inc. *	40,139	6,624,942
Brinker International, Inc.	190,973	7,256,974
Caesars Entertainment Corp. *	233,439	2,686,883
Career Education Corp. *	122,975	2,522,217
Choice Hotels International, Inc.	34,312	3,121,706
Churchill Downs, Inc.	40,401	4,979,827
Cracker Barrel Old Country Store, Inc.	38,932	6,439,353
Dave & Buster's Entertainment, Inc.	50,456	2,172,131
Denny's Corp. *	42,836	1,010,501
Dine Brands Global, Inc.	35,307	2,490,909
Dunkin' Brands Group, Inc.	85,519	7,050,186
Eldorado Resorts, Inc. *(a)	16,634	640,575
Extended Stay America, Inc.	414,822	5,828,249
frontdoor, Inc. *	58,051	2,980,338
Graham Holdings Co., Class B	10,673	7,514,432
Security	Number of Shares	Value ($)
Grand Canyon Education, Inc. *	33,522	4,210,363
Hilton Grand Vacations, Inc. *	111,564	3,767,516
Houghton Mifflin Harcourt Co. *	523,700	3,116,015
Hyatt Hotels Corp., Class A	93,353	6,735,419
International Game Technology plc	469,644	5,626,335
International Speedway Corp., Class A	44,998	2,025,810
Jack in the Box, Inc.	77,742	6,632,948
K12, Inc. *	123,622	3,257,440
Laureate Education, Inc., Class A *	156,877	2,870,849
Marriott Vacations Worldwide Corp.	74,459	7,340,913
Papa John's International, Inc.	17,331	862,391
Penn National Gaming, Inc. *	248,577	4,765,221
Red Rock Resorts, Inc., Class A	111,299	2,320,584
Regis Corp. *	182,065	2,943,991
Scientific Games Corp., Class A *	58,421	1,079,620
SeaWorld Entertainment, Inc. *	116,162	3,369,860
ServiceMaster Global Holdings, Inc. *	78,956	4,503,650
Sotheby's *	99,785	5,762,584
Strategic Education, Inc.	23,644	4,001,274
Texas Roadhouse, Inc.	94,844	4,880,672
The Cheesecake Factory, Inc.	147,992	5,622,216
Vail Resorts, Inc.	26,025	6,149,187
Weight Watchers International, Inc. *	83,390	2,500,866
Wyndham Hotels & Resorts, Inc.	187,201	9,618,387
		187,173,298

Diversified Financials 4.5%
Apollo Commercial Real Estate Finance, Inc.	50,562	937,925
Artisan Partners Asset Management, Inc., Class A	72,665	1,935,796
AXA Equitable Holdings, Inc.	153,810	3,194,634
BGC Partners, Inc., Class A	428,149	2,183,560
Blackstone Mortgage Trust, Inc., Class A	51,765	1,801,422
Cannae Holdings, Inc. *	262,355	7,298,716
Capstead Mortgage Corp.	270,060	1,963,336
Cboe Global Markets, Inc.	69,498	8,281,382
Chimera Investment Corp.	399,932	7,626,703
Cohen & Steers, Inc.	38,743	2,089,410
Credit Acceptance Corp. *	9,538	4,317,376
Donnelley Financial Solutions, Inc. *	145,474	1,546,389
E*TRADE Financial Corp.	155,957	6,509,645
Eaton Vance Corp.	184,746	7,966,247
Encore Capital Group, Inc. *	52,607	1,941,198
Enova International, Inc. *	83,601	1,998,064
Evercore, Inc., Class A	67,560	5,388,586
Federated Investors, Inc., Class B	247,243	7,921,666
FGL Holdings	98,273	784,219
FirstCash, Inc.	38,598	3,810,780
Green Dot Corp., Class A *	26,854	821,195
Greenhill & Co., Inc.	106,718	1,498,321
Houlihan Lokey, Inc.	18,472	816,093
Invesco Mortgage Capital, Inc.	231,855	3,484,781
Ladder Capital Corp., Class A	122,564	2,056,624
MarketAxess Holdings, Inc.	12,889	5,124,924
MFA Financial, Inc.	661,365	4,741,987
Moelis & Co., Class A	26,036	872,987
Morningstar, Inc.	18,813	3,039,804
Nelnet, Inc., Class A	50,865	3,410,498
New York Mortgage Trust, Inc.	372,012	2,287,874
OneMain Holdings, Inc.	194,966	6,989,531
PennyMac Mortgage Investment Trust	176,193	3,833,960
Piper Jaffray Cos.	25,460	1,852,470
PRA Group, Inc. *	124,223	4,240,973
Redwood Trust, Inc.	168,442	2,796,137
SLM Corp.	948,545	8,005,720
Stifel Financial Corp.	62,684	3,348,579

24
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Two Harbors Investment Corp.	416,489	5,260,256
WisdomTree Investments, Inc.	133,852	643,828
World Acceptance Corp. *	26,307	3,496,200
		148,119,796

Energy 3.7%
Apergy Corp. *	61,869	1,607,357
Arch Coal, Inc., Class A (a)	24,503	1,875,950
Archrock, Inc.	346,174	3,361,350
Basic Energy Services, Inc. *	306,048	407,044
Cheniere Energy, Inc. *	13,018	777,305
Chesapeake Energy Corp. *(a)	1,142,836	1,645,684
Cimarex Energy Co.	78,173	3,344,241
CNX Resources Corp. *	637,616	5,081,800
CONSOL Energy, Inc. *	54,536	914,023
Continental Resources, Inc. *	85,955	2,509,886
Core Laboratories N.V.	58,695	2,323,735
Cosan Ltd., A Shares *	690,739	9,684,161
CVR Energy, Inc.	82,245	3,271,706
Delek US Holdings, Inc.	148,070	4,849,293
Denbury Resources, Inc. *	757,607	818,216
Diamond Offshore Drilling, Inc. *(a)	640,393	4,156,151
Diamondback Energy, Inc.	15,899	1,559,374
Dril-Quip, Inc. *	126,104	5,781,868
EQT Corp.	337,394	3,431,297
Equitrans Midstream Corp.	233,460	3,149,375
Exterran Corp. *	149,858	1,581,002
Frank's International N.V. *	265,210	1,153,664
Green Plains, Inc.	350,071	2,874,083
Helix Energy Solutions Group, Inc. *	316,552	2,291,836
International Seaways, Inc. *	92,597	1,594,520
Kosmos Energy Ltd.	292,680	1,849,738
Matrix Service Co. *	126,230	2,508,190
McDermott International, Inc. *(a)	685,992	3,237,882
Newpark Resources, Inc. *	304,153	2,010,451
Oasis Petroleum, Inc. *	819,562	2,557,033
Oil States International, Inc. *	311,587	4,296,785
Par Pacific Holdings, Inc. *	46,556	1,012,127
Parsley Energy, Inc., Class A *	97,025	1,737,718
PDC Energy, Inc. *	86,441	2,753,146
Peabody Energy Corp.	129,731	2,390,942
Renewable Energy Group, Inc. *	149,020	1,813,573
REX American Resources Corp. *	27,173	1,866,242
RPC, Inc. (a)	212,426	1,127,982
SandRidge Energy, Inc. *	111,499	521,815
Scorpio Tankers, Inc.	114,860	3,019,669
SEACOR Holdings, Inc. *	50,833	2,387,626
SemGroup Corp., Class A	258,617	2,286,174
Ship Finance International Ltd.	217,490	3,060,084
Superior Energy Services, Inc. *	1,834,731	614,268
Tidewater, Inc. *	122,719	1,934,051
Unit Corp. *	148,762	450,749
US Silica Holdings, Inc.	209,185	2,127,411
Whiting Petroleum Corp. *	226,838	1,503,936
WPX Energy, Inc. *	507,863	5,464,606
		122,577,119

Food & Staples Retailing 0.7%
BJ's Wholesale Club Holdings, Inc. *	56,497	1,483,611
Ingles Markets, Inc., Class A	135,970	5,286,514
PriceSmart, Inc.	78,175	4,724,115
Sprouts Farmers Market, Inc. *	302,994	5,438,742
The Andersons, Inc.	173,721	3,981,685
Weis Markets, Inc.	67,346	2,574,638
		23,489,305

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 2.6%
Adecoagro S.A. *	332,929	1,857,744
B&G Foods, Inc. (a)	150,012	2,539,703
Cal-Maine Foods, Inc.	95,411	3,867,962
Calavo Growers, Inc.	22,178	1,966,080
Coca-Cola Consolidated, Inc.	2,812	946,547
Darling Ingredients, Inc. *	373,355	6,944,403
Fresh Del Monte Produce, Inc.	236,498	6,158,408
J&J Snack Foods Corp.	22,047	4,256,394
John B Sanfilippo & Son, Inc.	26,971	2,497,515
Keurig Dr Pepper, Inc.	76,838	2,096,141
Lamb Weston Holdings, Inc.	85,650	6,028,903
Lancaster Colony Corp.	27,719	4,044,202
Nomad Foods Ltd. *	258,272	5,204,181
Pilgrim's Pride Corp. *	226,571	7,059,952
Post Holdings, Inc. *	59,439	5,925,474
Pyxus International, Inc. *(a)	50,574	676,174
The Boston Beer Co., Inc., Class A *	10,522	4,613,055
The Hain Celestial Group, Inc. *	219,329	4,178,217
TreeHouse Foods, Inc. *	128,252	6,495,964
Universal Corp.	134,561	6,736,124
Vector Group Ltd.	298,073	3,481,493
		87,574,636

Health Care Equipment & Services 3.8%
ABIOMED, Inc. *	2,639	509,512
Acadia Healthcare Co., Inc. *	133,894	3,542,835
Align Technology, Inc. *	17,337	3,174,578
Allscripts Healthcare Solutions, Inc. *	276,130	2,507,260
Amedisys, Inc. *	19,408	2,498,004
AMN Healthcare Services, Inc. *	55,514	3,242,018
Avanos Medical, Inc. *	61,610	2,044,220
Brookdale Senior Living, Inc. *	892,186	7,298,081
Cantel Medical Corp.	23,470	2,157,597
Chemed Corp.	19,301	8,288,428
Community Health Systems, Inc. *	2,753,498	6,856,210
CONMED Corp.	29,732	2,996,094
Diplomat Pharmacy, Inc. *	374,839	2,177,815
Globus Medical, Inc., Class A *	46,815	2,390,842
Haemonetics Corp. *	28,250	3,772,222
Hill-Rom Holdings, Inc.	59,541	6,411,375
HMS Holdings Corp. *	68,284	2,494,415
ICU Medical, Inc. *	3,457	559,170
IDEXX Laboratories, Inc. *	16,984	4,920,944
Integer Holdings Corp. *	23,779	1,721,600
Integra LifeSciences Holdings Corp. *	35,127	2,108,323
Invacare Corp.	248,441	1,202,454
LHC Group, Inc. *	19,894	2,357,439
LivaNova plc *	22,130	1,717,952
Masimo Corp. *	29,305	4,490,991
Merit Medical Systems, Inc. *	14,874	517,318
Neogen Corp. *	13,089	923,036
NextGen Healthcare, Inc. *	89,655	1,273,998
NuVasive, Inc. *	43,078	2,736,315
Orthofix Medical, Inc. *	12,533	637,178
Premier, Inc., Class A *	52,318	1,844,733
Select Medical Holdings Corp. *	327,701	5,315,310
Teleflex, Inc.	26,595	9,678,452
The Ensign Group, Inc.	55,702	2,779,530
The Providence Service Corp. *	29,378	1,651,337
Tivity Health, Inc. *	91,639	1,673,328
Triple-S Management Corp., Class B *	201,533	4,135,457
Varex Imaging Corp. *	85,981	2,265,599

25
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Veeva Systems, Inc., Class A *	6,256	1,003,337
West Pharmaceutical Services, Inc.	53,485	7,779,928
		125,655,235

Household & Personal Products 0.9%
Avon Products, Inc. *	2,697,993	11,736,270
Central Garden & Pet Co., Class A *	82,054	1,974,219
Edgewell Personal Care Co. *	161,333	4,491,511
Energizer Holdings, Inc.	57,889	2,228,726
Spectrum Brands Holdings, Inc.	106,810	5,967,475
USANA Health Sciences, Inc. *	21,988	1,494,524
WD-40 Co.	11,462	2,089,523
		29,982,248

Insurance 2.7%
Ambac Financial Group, Inc. *	170,025	3,067,251
American Equity Investment Life Holding Co.	228,997	4,934,885
American National Insurance Co.	14,690	1,675,688
AMERISAFE, Inc.	29,568	2,031,322
Argo Group International Holdings Ltd.	58,707	3,858,224
Brighthouse Financial, Inc. *	142,232	5,015,100
Brown & Brown, Inc.	246,161	9,080,879
CNA Financial Corp.	66,108	3,115,670
Employers Holdings, Inc.	41,460	1,788,170
Enstar Group Ltd. *	10,535	1,881,762
Horace Mann Educators Corp.	61,636	2,703,971
James River Group Holdings Ltd.	73,345	3,614,442
Kemper Corp.	78,630	5,502,527
MBIA, Inc. *	641,976	5,777,784
Mercury General Corp.	67,135	3,591,723
National General Holdings Corp.	81,306	1,917,196
Primerica, Inc.	68,179	8,124,891
ProAssurance Corp.	175,592	6,860,379
RLI Corp.	24,398	2,234,125
Safety Insurance Group, Inc.	25,267	2,436,750
Selective Insurance Group, Inc.	63,691	5,071,714
Stewart Information Services Corp.	95,076	3,405,622
United Fire Group, Inc.	31,866	1,439,069
Universal Insurance Holdings, Inc.	58,002	1,450,050
		90,579,194

Materials 6.5%
AdvanSix, Inc. *	108,987	2,434,770
AK Steel Holding Corp. *	1,140,597	2,463,690
Allegheny Technologies, Inc. *	215,563	4,272,459
Axalta Coating Systems Ltd. *	277,865	8,024,741
Balchem Corp.	22,839	2,027,875
Boise Cascade Co.	222,646	6,991,084
Cabot Corp.	171,870	6,874,800
Carpenter Technology Corp.	134,376	6,536,049
Century Aluminum Co. *	231,325	1,274,601
Clearwater Paper Corp. *	184,944	2,962,803
Cleveland-Cliffs, Inc. (a)	628,344	4,989,051
Compass Minerals International, Inc.	96,793	4,813,516
Constellium SE *	196,033	2,360,237
Eagle Materials, Inc.	62,737	5,281,828
Element Solutions, Inc. *	376,972	3,517,149
Ferro Corp. *	61,280	624,443
GCP Applied Technologies, Inc. *	97,066	1,703,508
Greif, Inc., Class A	117,776	4,144,537
H.B. Fuller Co.	108,031	4,603,201
Hecla Mining Co.	1,005,896	1,790,495
Ingevity Corp. *	29,880	2,275,960
Innophos Holdings, Inc.	115,241	3,237,120
Security	Number of Shares	Value ($)
Innospec, Inc.	45,045	3,746,843
Kaiser Aluminum Corp.	46,464	4,108,812
Kraton Corp. *	76,988	2,112,551
Louisiana-Pacific Corp.	235,698	5,666,180
Materion Corp.	57,810	3,401,540
Mercer International, Inc.	51,883	624,671
Minerals Technologies, Inc.	75,253	3,627,195
Myers Industries, Inc.	43,503	732,155
Neenah, Inc.	38,762	2,472,240
NewMarket Corp.	16,014	7,602,646
Nexa Resources S.A.	178,959	1,680,425
PolyOne Corp.	255,109	8,166,039
Quaker Chemical Corp.	12,823	2,037,062
Rayonier Advanced Materials, Inc.	205,928	722,807
Resolute Forest Products, Inc.	294,502	1,260,469
Royal Gold, Inc.	36,975	4,931,725
Schnitzer Steel Industries, Inc., Class A	182,235	4,034,683
Schweitzer-Mauduit International, Inc.	101,050	3,389,217
Sensient Technologies Corp.	97,985	6,400,380
Silgan Holdings, Inc.	245,102	7,294,236
Southern Copper Corp.	154,449	4,880,588
Stepan Co.	50,739	4,839,993
Summit Materials, Inc., Class A *	200,474	4,205,945
SunCoke Energy, Inc. *	263,345	1,643,273
The Chemours Co.	249,696	3,538,192
The Scotts Miracle-Gro Co.	80,915	8,602,883
Trinseo S.A.	138,405	4,856,631
Tronox Holdings plc, Class A *	400,825	2,978,130
US Concrete, Inc. *	18,122	734,303
Valvoline, Inc.	187,247	4,231,782
Verso Corp., Class A *	85,682	874,813
W.R. Grace & Co.	91,473	6,193,637
Warrior Met Coal, Inc.	100,814	2,107,013
Westlake Chemical Corp.	70,350	4,121,806
Worthington Industries, Inc.	147,387	5,114,329
		216,139,111

Media & Entertainment 3.5%
AMC Entertainment Holdings, Inc., Class A (a)	235,099	2,611,950
AMC Networks, Inc., Class A *	98,832	4,793,352
Cable One, Inc.	3,243	4,208,182
Cars.com, Inc. *	155,302	1,383,741
Gannett Co., Inc.	755,079	7,943,431
Gray Television, Inc. *	109,781	1,679,649
John Wiley & Sons, Inc., Class A	105,471	4,693,459
Liberty Latin America Ltd., Class A *	51,040	838,077
Liberty Latin America Ltd., Class C *	130,069	2,144,838
Liberty Media Corp. - Liberty Formula One, Class A *	6,706	265,491
Liberty Media Corp. - Liberty Formula One, Class C *	54,925	2,292,570
Liberty TripAdvisor Holdings, Inc., Class A *	144,888	1,266,321
Lions Gate Entertainment Corp., Class A	45,778	413,375
Lions Gate Entertainment Corp., Class B	90,826	757,489
Live Nation Entertainment, Inc. *	101,421	7,049,774
Meredith Corp.	89,858	3,933,983
MSG Networks, Inc., Class A *	36,611	600,420
National CineMedia, Inc.	371,274	3,044,447
New Media Investment Group, Inc. (a)	245,684	2,157,106
Nexstar Media Group, Inc., Class A	38,904	3,847,217
Scholastic Corp.	107,991	3,787,244
Sinclair Broadcast Group, Inc., Class A	166,123	7,404,102
Sirius XM Holdings, Inc.	951,212	5,868,978
Take-Two Interactive Software, Inc. *	50,824	6,707,243
TEGNA, Inc.	676,391	9,679,155

26
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Madison Square Garden Co., Class A *	11,935	3,011,559
The New York Times Co., Class A	116,216	3,393,507
TripAdvisor, Inc. *	88,685	3,369,143
Twitter, Inc. *	105,222	4,487,718
Yandex N.V., Class A *	182,524	6,771,640
Yelp, Inc. *	28,847	966,663
Zynga, Inc., Class A *	714,579	4,080,246
		115,452,070

Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Alkermes plc *	28,174	591,090
Bio-Rad Laboratories, Inc., Class A *	18,318	6,186,172
Bio-Techne Corp.	18,303	3,506,306
BioMarin Pharmaceutical, Inc. *	19,878	1,492,043
Bruker Corp.	91,579	3,953,465
Cambrex Corp. *	40,374	2,419,614
Catalent, Inc. *	109,084	5,753,090
Charles River Laboratories International, Inc. *	38,288	5,023,386
Emergent BioSolutions, Inc. *	18,386	805,307
ICON plc *	51,756	7,980,258
Incyte Corp. *	8,576	701,688
Jazz Pharmaceuticals plc *	53,184	6,815,530
Myriad Genetics, Inc. *	165,786	3,900,944
PDL BioPharma, Inc. *	1,398,958	3,273,562
PerkinElmer, Inc.	89,711	7,419,100
PRA Health Sciences, Inc. *	25,631	2,533,368
Prestige Consumer Healthcare, Inc. *	81,776	2,607,019
Syneos Health, Inc. *	24,386	1,280,996
Taro Pharmaceutical Industries Ltd.	23,021	1,769,394
Vertex Pharmaceuticals, Inc. *	6,312	1,136,286
		69,148,618

Real Estate 10.9%
Acadia Realty Trust	69,474	1,900,114
Alexander & Baldwin, Inc.	119,092	2,726,016
Altisource Portfolio Solutions S.A. *	75,405	1,493,019
American Assets Trust, Inc.	20,494	960,349
American Campus Communities, Inc.	164,488	7,645,402
American Homes 4 Rent, Class A	128,331	3,282,707
Apartment Investment & Management Co., Class A	169,275	8,633,025
Apple Hospitality REIT, Inc.	452,684	7,211,256
Brandywine Realty Trust	325,845	4,675,876
Brookfield Property REIT, Inc., Class A	103,066	1,939,702
Chatham Lodging Trust	43,224	717,086
Chesapeake Lodging Trust	111,435	2,869,451
Colony Capital, Inc.	831,300	3,740,850
Columbia Property Trust, Inc.	256,257	5,481,337
CorePoint Lodging, Inc.	145,826	1,327,017
CoreSite Realty Corp.	9,367	1,088,258
Corporate Office Properties Trust	163,820	4,732,760
Cousins Properties, Inc.	121,290	4,208,763
CubeSmart	136,437	4,896,724
CyrusOne, Inc.	51,915	3,813,676
DiamondRock Hospitality Co.	472,716	4,476,620
Douglas Emmett, Inc.	135,864	5,733,461
EastGroup Properties, Inc.	23,220	2,891,354
Empire State Realty Trust, Inc., Class A	101,234	1,423,350
EPR Properties	61,319	4,798,212
Equity Commonwealth	131,193	4,415,956
Equity LifeStyle Properties, Inc.	54,251	7,308,695
Extra Space Storage, Inc.	75,531	9,208,739
Federal Realty Investment Trust	58,100	7,507,101
First Industrial Realty Trust, Inc.	89,758	3,496,074
Security	Number of Shares	Value ($)
Franklin Street Properties Corp.	330,644	2,502,975
Front Yard Residential Corp.	146,020	1,619,362
Gaming & Leisure Properties, Inc.	163,286	6,387,748
Global Net Lease, Inc.	42,143	808,303
Healthcare Realty Trust, Inc.	131,694	4,376,192
Healthcare Trust of America, Inc., Class A	157,338	4,462,106
Hersha Hospitality Trust	111,016	1,543,122
Highwoods Properties, Inc.	139,523	6,028,789
Hudson Pacific Properties, Inc.	101,079	3,436,686
Investors Real Estate Trust	32,628	2,259,489
Invitation Homes, Inc.	111,858	3,217,036
iStar, Inc.	121,220	1,551,616
JBG SMITH Properties	29,457	1,127,025
Kennedy-Wilson Holdings, Inc.	110,616	2,320,724
Kilroy Realty Corp.	74,110	5,770,205
Kite Realty Group Trust	161,486	2,307,635
Lexington Realty Trust	433,300	4,501,987
Liberty Property Trust	173,469	9,041,204
Life Storage, Inc.	41,050	4,349,658
LTC Properties, Inc.	16,083	784,850
Mack-Cali Realty Corp.	198,088	4,035,053
Medical Properties Trust, Inc.	255,788	4,755,099
National Health Investors, Inc.	26,235	2,176,456
National Retail Properties, Inc.	102,117	5,733,869
Newmark Group, Inc., Class A	80,984	702,941
Office Properties Income Trust	93,275	2,528,685
Omega Healthcare Investors, Inc.	195,442	7,950,581
Paramount Group, Inc.	273,010	3,598,272
Pebblebrook Hotel Trust	200,880	5,417,734
Physicians Realty Trust	47,139	816,447
Piedmont Office Realty Trust, Inc., Class A	316,447	6,246,664
PotlatchDeltic Corp.	62,337	2,398,728
PS Business Parks, Inc.	17,099	3,071,151
QTS Realty Trust, Inc., Class A	46,298	2,271,380
Rayonier, Inc.	218,547	5,857,060
Regency Centers Corp.	90,736	5,853,379
Retail Opportunity Investments Corp.	105,866	1,853,714
Retail Properties of America, Inc., Class A	490,050	5,566,968
RLJ Lodging Trust	368,438	5,972,380
RPT Realty	161,819	1,925,646
Ryman Hospitality Properties, Inc.	57,602	4,588,575
Sabra Health Care REIT, Inc.	117,592	2,542,339
SBA Communications Corp.	36,676	9,624,883
Seritage Growth Properties, Class A	38,973	1,523,455
SITE Centers Corp.	451,955	6,264,096
Spirit Realty Capital, Inc.	138,131	6,622,000
STAG Industrial, Inc.	68,826	2,001,460
STORE Capital Corp.	78,200	2,952,832
Summit Hotel Properties, Inc.	191,365	2,135,633
Sun Communities, Inc.	47,432	7,010,450
Sunstone Hotel Investors, Inc.	473,106	6,216,613
Tanger Factory Outlet Centers, Inc. (a)	185,415	2,621,768
Taubman Centers, Inc.	115,644	4,515,898
The GEO Group, Inc.	320,110	5,493,088
The Howard Hughes Corp. *	22,024	2,780,970
The St. Joe Co. *	45,779	823,106
Uniti Group, Inc.	457,938	3,384,162
Urban Edge Properties	128,303	2,246,585
Washington Prime Group, Inc. (a)	1,259,197	4,067,206
Washington Real Estate Investment Trust	113,320	3,001,847
Weingarten Realty Investors	176,730	4,681,578
Xenia Hotels & Resorts, Inc.	310,348	6,272,133
		363,102,546

Retailing 3.5%
Asbury Automotive Group, Inc. *	108,636	10,244,375
Ascena Retail Group, Inc. *	2,992,117	744,738

27
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Barnes & Noble Education, Inc. *	658,164	2,566,840
Big 5 Sporting Goods Corp. (a)	572,795	1,025,303
Burlington Stores, Inc. *	30,357	6,146,989
Caleres, Inc.	193,618	3,901,403
Citi Trends, Inc.	85,140	1,431,203
Conn's, Inc. *	70,528	1,421,844
Five Below, Inc. *	22,569	2,773,053
Francesca's Holdings Corp. *(a)	98,036	426,457
Genesco, Inc. *	167,503	5,976,507
GNC Holdings, Inc., Class A *(a)	3,680,183	7,213,159
Groupon, Inc. *	1,204,654	2,987,542
GrubHub, Inc. *	12,264	727,746
Guess?, Inc.	306,087	5,530,992
Haverty Furniture Cos., Inc.	115,859	2,218,700
Hibbett Sports, Inc. *	214,728	3,551,601
Kirkland's, Inc. *(a)	110,110	161,862
MercadoLibre, Inc. *	2,698	1,604,231
Monro, Inc.	39,507	3,070,484
National Vision Holdings, Inc. *	31,286	887,271
Ollie's Bargain Outlet Holdings, Inc. *	21,979	1,218,736
Overstock.com, Inc. *	57,858	910,106
Party City Holdco, Inc. *	221,180	1,039,546
Pier 1 Imports, Inc. *(a)	169,122	740,754
Pool Corp.	36,933	7,252,902
Rent-A-Center, Inc. *	204,225	5,213,864
RH *	35,962	5,151,556
Shoe Carnival, Inc. (a)	59,824	1,838,990
Shutterfly, Inc. *	73,347	3,731,895
Sleep Number Corp. *	100,084	4,187,515
Stamps.com, Inc. *	12,868	828,184
The Buckle, Inc.	226,036	4,430,306
The Cato Corp., Class A	216,880	3,715,154
The Children's Place, Inc.	44,876	3,915,431
The Michaels Cos., Inc. *	321,822	1,824,731
Vitamin Shoppe, Inc. *	188,303	1,214,554
Zumiez, Inc. *	101,400	2,634,372
		114,460,896

Semiconductors & Semiconductor Equipment 2.6%
Advanced Energy Industries, Inc. *	44,308	2,288,065
Advanced Micro Devices, Inc. *	51,924	1,633,010
Amkor Technology, Inc. *	585,901	5,126,634
Brooks Automation, Inc.	62,390	2,079,459
Cabot Microelectronics Corp.	25,037	3,120,862
Cirrus Logic, Inc. *	145,817	7,821,624
Cree, Inc. *	159,946	6,866,482
Cypress Semiconductor Corp.	415,386	9,558,032
Diodes, Inc. *	62,615	2,288,578
Entegris, Inc.	107,032	4,584,180
Kulicke & Soffa Industries, Inc.	130,637	2,721,169
Mellanox Technologies Ltd. *	20,515	2,196,131
MKS Instruments, Inc.	56,474	4,421,349
Monolithic Power Systems, Inc.	13,111	1,973,992
Photronics, Inc. *	228,486	2,467,649
Power Integrations, Inc.	30,480	2,713,329
Rambus, Inc. *	72,468	908,749
Semtech Corp. *	37,958	1,593,097
Silicon Laboratories, Inc. *	32,999	3,596,891
Synaptics, Inc. *	124,387	3,982,872
Teradyne, Inc.	185,929	9,848,659
Versum Materials, Inc.	58,697	3,052,244
Xperi Corp.	138,521	2,537,705
		87,380,762

Security	Number of Shares	Value ($)
Software & Services 5.0%
ACI Worldwide, Inc. *	121,048	3,604,809
Aspen Technology, Inc. *	32,802	4,369,226
Black Knight, Inc. *	89,289	5,558,240
Blackbaud, Inc.	10,701	973,470
Cardtronics plc, Class A *	80,771	2,392,437
CommVault Systems, Inc. *	35,917	1,557,720
CoreLogic, Inc. *	167,747	8,118,955
CSG Systems International, Inc.	72,783	3,921,548
Ebix, Inc.	15,664	554,819
EPAM Systems, Inc. *	22,119	4,232,028
Euronet Worldwide, Inc. *	36,926	5,654,848
EVERTEC, Inc.	81,637	2,845,866
ExlService Holdings, Inc. *	37,021	2,506,322
Fair Isaac Corp. *	19,501	6,878,393
Fortinet, Inc. *	17,743	1,404,891
Gartner, Inc. *	46,799	6,255,622
Genpact Ltd.	266,398	10,911,662
GoDaddy, Inc., Class A *	12,306	779,462
InterXion Holding N.V. *	32,983	2,669,644
j2 Global, Inc.	55,594	4,703,252
KBR, Inc.	366,397	9,350,451
LiveRamp Holdings, Inc. *	61,840	2,619,542
LogMeIn, Inc.	13,276	887,368
Manhattan Associates, Inc. *	72,127	5,959,854
ManTech International Corp., Class A	71,566	5,029,659
MAXIMUS, Inc.	100,510	7,733,239
MicroStrategy, Inc., Class A *	12,887	1,846,578
Net 1 UEPS Technologies, Inc. *	215,987	676,039
NIC, Inc.	47,957	998,465
Nuance Communications, Inc. *	286,128	4,809,812
Perficient, Inc. *	59,839	2,204,469
Presidio, Inc.	60,566	970,267
Progress Software Corp.	89,284	3,373,150
PTC, Inc. *	46,889	3,069,823
Science Applications International Corp.	84,221	7,412,290
SS&C Technologies Holdings, Inc.	78,763	3,671,143
Sykes Enterprises, Inc. *	133,989	3,885,681
TiVo Corp.	275,528	2,074,726
Tyler Technologies, Inc. *	11,318	2,903,520
Unisys Corp. *	188,492	1,232,738
Verint Systems, Inc. *	57,040	3,039,662
Virtusa Corp. *	15,252	551,207
VMware, Inc., Class A	40,121	5,674,714
WEX, Inc. *	21,461	4,389,848
		164,257,459

Technology Hardware & Equipment 4.5%
ADTRAN, Inc.	243,566	2,501,423
Arista Networks, Inc. *	9,747	2,208,865
AVX Corp.	108,690	1,472,749
Badger Meter, Inc.	14,326	738,935
Belden, Inc.	95,092	4,337,146
Benchmark Electronics, Inc.	295,533	7,825,714
Ciena Corp. *	120,318	4,924,616
Cognex Corp.	74,788	3,371,443
Coherent, Inc. *	27,569	3,996,402
Comtech Telecommunications Corp.	79,789	2,134,356
Cray, Inc. *	68,817	2,403,778
CTS Corp.	24,937	711,453
Dolby Laboratories, Inc., Class A	64,128	3,947,720
EchoStar Corp., Class A *	124,903	5,277,152
ePlus, Inc. *	35,103	2,868,617
Fabrinet *	49,641	2,506,374
Finisar Corp. *(a)	183,978	4,159,743
Fitbit, Inc., Class A *	445,485	1,376,549

28
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
II-VI, Inc. *	71,510	2,682,340
Insight Enterprises, Inc. *	162,053	7,788,267
InterDigital, Inc.	64,463	3,169,646
IPG Photonics Corp. *	27,320	3,380,304
Itron, Inc. *	58,065	4,032,614
KEMET Corp.	43,826	734,086
Knowles Corp. *	225,832	4,579,873
Littelfuse, Inc.	19,166	2,991,238
Lumentum Holdings, Inc. *	48,492	2,703,914
Methode Electronics, Inc.	110,133	3,495,621
MTS Systems Corp.	34,899	1,984,706
National Instruments Corp.	116,430	4,890,060
NETGEAR, Inc. *	74,588	2,589,695
NetScout Systems, Inc. *	197,692	4,378,878
OSI Systems, Inc. *	34,048	3,575,380
PC Connection, Inc.	37,579	1,323,908
Plantronics, Inc.	75,200	2,336,464
Plexus Corp. *	101,234	5,791,597
Rogers Corp. *	16,824	2,227,834
ScanSource, Inc. *	179,567	5,074,563
Stratasys Ltd. *	33,116	788,823
TTM Technologies, Inc. *	305,150	3,252,899
ViaSat, Inc. *	59,850	4,747,900
Viavi Solutions, Inc. *	159,868	2,220,567
Vishay Intertechnology, Inc.	356,869	5,649,236
Zebra Technologies Corp., Class A *	22,709	4,656,026
		147,809,474

Telecommunication Services 0.7%
ATN International, Inc.	10,646	604,906
Cogent Communications Holdings, Inc.	40,871	2,488,635
Consolidated Communications Holdings, Inc.	464,905	1,873,567
GCI Liberty, Inc., Class A *	45,854	2,853,953
Intelsat S.A. *	145,440	3,007,699
Iridium Communications, Inc. *	83,813	2,026,598
Shenandoah Telecommunications Co.	38,667	1,219,557
United States Cellular Corp. *	46,752	1,682,605
Vonage Holdings Corp. *	239,147	3,161,524
Zayo Group Holdings, Inc. *	172,294	5,799,416
		24,718,460

Transportation 2.8%
Air Transport Services Group, Inc. *	112,339	2,269,248
Alaska Air Group, Inc.	193,435	11,551,938
Allegiant Travel Co.	24,397	3,464,130
AMERCO	13,137	4,619,232
ArcBest Corp.	148,722	4,403,658
Copa Holdings S.A., Class A	64,669	6,672,547
Costamare, Inc.	322,836	1,869,220
Daseke, Inc. *	429,518	755,952
Echo Global Logistics, Inc. *	95,522	1,914,261
Forward Air Corp.	52,955	3,299,097
Genesee & Wyoming, Inc., Class A *	79,335	8,796,665
Hawaiian Holdings, Inc.	100,621	2,456,159
Heartland Express, Inc.	108,113	2,223,884
Hub Group, Inc., Class A *	160,388	6,906,307
JetBlue Airways Corp. *	662,406	11,472,872
Marten Transport Ltd.	101,723	2,000,891
Saia, Inc. *	55,850	4,777,409
Schneider National, Inc., Class B	125,494	2,439,603
Seaspan Corp.	315,062	3,270,344
Spirit Airlines, Inc. *	85,215	3,198,971
Security	Number of Shares	Value ($)
Werner Enterprises, Inc.	153,284	5,009,321
YRC Worldwide, Inc. *	326,947	712,745
		94,084,454

Utilities 4.0%
ALLETE, Inc.	77,397	6,635,245
American States Water Co.	40,465	3,744,226
Aqua America, Inc.	171,549	7,597,905
Atlantica Yield plc	72,763	1,731,032
Avangrid, Inc.	72,066	3,642,216
Avista Corp.	144,178	6,761,948
Black Hills Corp.	83,088	6,373,680
California Water Service Group	53,999	3,047,704
Chesapeake Utilities Corp.	19,029	1,799,763
Clearway Energy, Inc., Class A	23,065	386,569
Clearway Energy, Inc., Class C	46,646	825,634
El Paso Electric Co.	75,439	5,031,781
Hawaiian Electric Industries, Inc.	214,790	9,536,676
IDACORP, Inc.	66,630	7,316,640
MGE Energy, Inc.	44,458	3,372,139
National Fuel Gas Co.	128,357	5,999,406
New Jersey Resources Corp.	131,290	6,005,205
Northwest Natural Holding Co.	48,503	3,461,174
NorthWestern Corp.	86,543	6,269,175
ONE Gas, Inc.	72,894	6,677,819
Ormat Technologies, Inc.	43,776	3,251,244
Otter Tail Corp.	63,117	3,194,983
Pattern Energy Group, Inc., Class A	121,120	3,288,408
PNM Resources, Inc.	153,713	7,840,900
South Jersey Industries, Inc.	125,029	4,043,438
Southwest Gas Holdings, Inc.	95,166	8,681,994
Spire, Inc.	66,403	5,637,615
Unitil Corp.	14,056	848,562
		133,003,081
Total Common Stock
(Cost $3,333,222,123)		3,317,416,795

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	67,938	29,417
Total Rights
(Cost $29,417)		29,417

Other Investment Companies 1.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07% (c)	3,214,312	3,214,312

Securities Lending Collateral 1.0%
Wells Fargo Government Money Market Fund, Select Class 2.03% (c)	34,513,977	34,513,977
Total Other Investment Companies
(Cost $37,728,289)		37,728,289

29
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 09/20/19	50	3,735,500	15,223
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $31,864,360.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
30
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.5% of net assets

Australia 5.9%
AGL Energy Ltd.	227,783	2,909,769
Amcor plc	370,443	3,609,013
AMP Ltd.	2,809,804	3,208,814
APA Group	206,165	1,529,329
Aurizon Holdings Ltd.	841,907	3,352,358
Australia & New Zealand Banking Group Ltd.	944,577	17,017,571
Bendigo & Adelaide Bank Ltd.	147,682	1,112,418
BHP Group Ltd.	1,001,248	24,480,903
BlueScope Steel Ltd.	211,241	1,777,622
Boral Ltd.	351,411	1,006,244
Brambles Ltd.	361,992	2,755,981
Caltex Australia Ltd.	237,708	3,837,332
CIMIC Group Ltd.	34,717	725,108
Coca-Cola Amatil Ltd.	202,128	1,480,317
Coles Group Ltd.	373,028	3,478,374
Commonwealth Bank of Australia	469,581	25,009,856
Crown Resorts Ltd.	123,983	1,003,238
CSL Ltd.	36,667	5,950,547
Downer EDI Ltd.	330,551	1,717,084
Fortescue Metals Group Ltd.	827,282	4,459,050
Goodman Group	137,632	1,346,433
GrainCorp Ltd., Class A	165,209	889,363
Incitec Pivot Ltd.	610,839	1,321,085
Insurance Australia Group Ltd.	626,359	3,401,396
LendLease Group	256,747	2,951,095
Macquarie Group Ltd.	54,837	4,575,446
Medibank Pvt Ltd.	889,193	2,180,701
Metcash Ltd.	1,103,690	2,156,472
Mirvac Group	838,813	1,802,829
National Australia Bank Ltd.	962,577	17,743,953
Newcrest Mining Ltd.	81,166	2,023,367
Oil Search Ltd.	118,156	528,595
Orica Ltd.	149,475	2,168,260
Origin Energy Ltd.	707,181	3,635,414
QBE Insurance Group Ltd.	443,914	3,747,561
Ramsay Health Care Ltd.	22,971	1,015,891
Rio Tinto Ltd.	120,461	7,108,046
Scentre Group	822,941	2,240,004
Sims Metal Management Ltd.	86,856	672,386
Sonic Healthcare Ltd.	103,275	2,049,176
South32 Ltd.	595,883	1,059,897
Stockland	650,064	1,979,673
Suncorp Group Ltd.	550,424	5,121,413
Tabcorp Holdings Ltd.	328,038	1,040,984
Telstra Corp., Ltd.	2,918,848	7,315,655
Transurban Group	189,058	1,904,299
Viva Energy Group Ltd.	490,884	649,891
Wesfarmers Ltd.	563,723	14,850,508
Westpac Banking Corp.	1,139,341	21,662,548
Woodside Petroleum Ltd.	270,649	5,858,898
Woolworths Group Ltd.	644,209	16,393,533
WorleyParsons Ltd.	118,945	984,911
		252,800,611

Security	Number of Shares	Value ($)
Austria 0.3%
ANDRITZ AG	21,688	765,240
Erste Group Bank AG *	87,395	2,817,054
OMV AG	80,579	4,118,313
Raiffeisen Bank International AG	57,361	1,256,112
voestalpine AG	82,607	1,905,842
Wienerberger AG	37,872	872,501
		11,735,062

Belgium 0.9%
Ageas	76,884	4,123,356
Anheuser-Busch InBev S.A.	181,390	17,218,945
Colruyt S.A.	21,016	1,077,810
Groupe Bruxelles Lambert S.A.	26,342	2,464,616
KBC Groep N.V.	73,686	4,271,563
Proximus SADP	72,773	2,154,999
Solvay S.A.	28,303	2,858,791
UCB S.A.	17,538	1,312,174
Umicore S.A.	56,911	1,815,644
		37,297,898

Canada 6.8%
Agnico Eagle Mines Ltd.	37,644	2,358,133
Air Canada *	30,482	1,026,542
Alimentation Couche-Tard, Inc., B Shares	107,789	6,797,651
AltaGas Ltd.	71,056	966,806
ARC Resources Ltd.	192,844	815,610
Atco Ltd., Class I	38,719	1,386,401
Bank of Montreal	141,835	9,741,016
Barrick Gold Corp.	218,986	4,253,483
Bausch Health Cos., Inc. *	126,011	2,690,346
BCE, Inc.	116,748	5,535,163
Brookfield Asset Management, Inc., Class A	152,334	7,871,201
Cameco Corp.	102,451	900,533
Canadian Imperial Bank of Commerce	101,673	7,890,982
Canadian National Railway Co.	125,834	11,609,910
Canadian Natural Resources Ltd.	331,258	7,929,950
Canadian Pacific Railway Ltd.	25,109	6,057,490
Canadian Tire Corp., Ltd., Class A	26,437	2,675,533
Celestica, Inc. *	119,968	780,045
Cenovus Energy, Inc.	657,625	5,750,754
CGI, Inc. *	44,584	3,503,508
CI Financial Corp.	116,858	1,677,943
Crescent Point Energy Corp.	875,919	2,768,558
Dollarama, Inc.	48,203	1,848,241
Empire Co., Ltd., A Shares	103,274	2,854,646
Enbridge, Inc.	241,177	8,082,188
Encana Corp.	413,404	1,835,554
Fairfax Financial Holdings Ltd.	3,943	1,760,374
Finning International, Inc.	76,327	1,325,728
First Quantum Minerals Ltd.	191,932	1,178,631
Fortis, Inc.	79,622	3,293,815
George Weston Ltd.	36,586	2,978,257
Gibson Energy, Inc.	75,170	1,302,238
Gildan Activewear, Inc.	42,423	1,558,298
Great-West Lifeco, Inc.	71,455	1,526,108

31
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
H&R Real Estate Investment Trust	76,271	1,298,926
Husky Energy, Inc.	191,475	1,281,015
Hydro One Ltd.	103,100	1,914,892
Imperial Oil Ltd.	105,356	2,590,292
Intact Financial Corp.	22,766	2,229,314
Inter Pipeline Ltd. (a)	101,060	1,846,581
Keyera Corp.	50,134	1,212,226
Linamar Corp.	27,821	846,690
Loblaw Cos. Ltd.	70,314	3,855,946
Magna International, Inc.	223,154	11,194,646
Manulife Financial Corp.	406,531	6,758,180
Methanex Corp.	21,765	706,937
Metro, Inc.	79,073	3,361,555
National Bank of Canada	68,436	3,219,912
Nutrien Ltd.	39,380	1,987,078
Onex Corp.	33,819	1,990,760
Open Text Corp.	23,426	918,317
Pembina Pipeline Corp.	75,475	2,768,401
Power Corp. of Canada	199,375	4,211,662
Power Financial Corp.	93,236	1,992,000
RioCan Real Estate Investment Trust	67,377	1,342,672
Rogers Communications, Inc., B Shares	72,374	3,589,833
Royal Bank of Canada	265,983	19,932,712
Saputo, Inc.	60,802	1,831,198
Shaw Communications, Inc., B Shares	144,786	2,756,687
SNC-Lavalin Group, Inc.	75,400	931,151
Sun Life Financial, Inc.	123,408	5,068,012
Suncor Energy, Inc.	509,321	14,925,466
TC Energy Corp.	159,100	8,168,123
Teck Resources Ltd., Class B	172,814	2,948,294
TELUS Corp.	79,670	2,891,695
TFI International, Inc.	29,962	873,741
The Bank of Nova Scotia	285,054	15,188,007
The Toronto-Dominion Bank	301,612	16,388,009
Thomson Reuters Corp.	70,322	4,841,782
TransAlta Corp.	217,623	1,403,544
Waste Connections, Inc.	15,733	1,448,033
West Fraser Timber Co., Ltd.	24,616	868,822
WSP Global, Inc.	19,908	1,079,898
		287,194,645

Denmark 1.0%
AP Moller - Maersk A/S, A Shares	3,057	3,049,956
AP Moller - Maersk A/S, B Shares	4,291	4,574,549
Carlsberg A/S, B Shares	24,560	3,632,889
Coloplast A/S, B Shares	11,996	1,431,597
Danske Bank A/S	201,743	2,657,885
DSV A/S	30,593	3,038,244
ISS A/S	79,511	2,021,655
Novo Nordisk A/S, B Shares	243,431	12,666,638
Novozymes A/S, B Shares	31,241	1,334,892
Orsted A/S	20,450	1,956,623
Pandora A/S	36,554	1,560,291
The Drilling Co. of 1972 A/S *	14,647	806,920
Vestas Wind Systems A/S	38,133	2,807,624
		41,539,763

Finland 0.9%
Elisa Oyj	31,619	1,593,383
Fortum Oyj	113,485	2,500,757
Kesko Oyj, B Shares	41,618	2,624,330
Kone Oyj, B Shares	67,801	3,927,424
Metso Oyj	34,556	1,296,907
Neste Oyj	86,443	2,726,395
Nokia Oyj	1,260,677	6,246,749
Nokian Renkaat Oyj *	43,165	1,183,633
Security	Number of Shares	Value ($)
Nordea Bank Abp	577,879	3,610,236
Outokumpu Oyj (a)	280,586	811,731
Sampo Oyj, A Shares	92,004	3,661,683
Stora Enso Oyj, R Shares	235,765	2,640,500
UPM-Kymmene Oyj	186,686	5,041,017
Wartsila Oyj Abp	105,631	1,297,618
		39,162,363

France 9.2%
Accor S.A.	33,490	1,447,943
Air France-KLM *	174,711	1,971,143
Air Liquide S.A.	80,096	11,171,255
Airbus SE	56,838	7,845,388
Alstom S.A.	47,627	2,038,702
Arkema S.A.	28,430	2,497,169
Atos SE	29,483	2,236,407
AXA S.A.	651,912	14,982,951
BNP Paribas S.A.	441,732	19,961,779
Bollore S.A.	266,525	1,133,538
Bouygues S.A.	120,760	4,594,699
Bureau Veritas S.A.	49,550	1,187,377
Capgemini SE	33,097	3,978,307
Carrefour S.A.	514,231	8,777,602
Casino Guichard Perrachon S.A. (a)	87,751	3,701,151
CGG S.A. *	612,948	1,249,442
Cie de Saint-Gobain	331,381	11,977,112
Cie Generale des Etablissements Michelin S.C.A.	41,056	4,322,355
CNP Assurances	49,181	894,733
Credit Agricole S.A.	352,174	4,029,571
Danone S.A.	115,074	10,323,039
Dassault Systemes SE	7,062	996,626
Eiffage S.A.	29,349	3,045,892
Electricite de France S.A.	321,005	3,911,552
Engie S.A.	1,081,737	16,469,210
EssilorLuxottica S.A.	30,051	4,442,824
Eurazeo SE	22,707	1,504,116
Eutelsat Communications S.A.	60,716	1,057,781
Faurecia SE	48,947	2,142,640
Hermes International	1,114	761,838
Iliad S.A.	8,513	892,869
Ingenico Group S.A.	12,349	1,226,660
Kering S.A.	6,526	3,165,048
Klepierre S.A.	33,338	1,019,166
L'Oreal S.A.	30,085	8,236,393
Lagardere S.C.A.	51,136	1,090,793
Legrand S.A.	45,287	3,202,800
LVMH Moet Hennessy Louis Vuitton SE	29,958	11,956,028
Natixis S.A.	266,205	1,032,503
Orange S.A.	1,050,905	15,970,866
Pernod-Ricard S.A.	26,744	5,115,783
Peugeot S.A.	243,500	5,451,579
Publicis Groupe S.A.	54,481	2,617,078
Rallye S.A. (a)	239,196	1,343,414
Renault S.A.	127,703	7,335,414
Rexel S.A.	300,424	3,192,625
Rubis S.C.A.	9,982	578,215
Safran S.A.	35,756	5,203,578
Sanofi	301,639	25,949,898
Schneider Electric SE	159,658	13,390,708
SCOR SE	48,568	1,940,989
SES S.A.	120,915	1,951,425
Societe Generale S.A.	551,856	14,011,248
Sodexo S.A.	25,977	2,949,399
STMicroelectronics N.V.	69,410	1,232,559
Suez	196,208	3,052,046
TechnipFMC plc	108,758	2,699,610

32
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Teleperformance	6,836	1,495,090
Thales S.A.	14,558	1,685,765
Total S.A.	1,090,771	54,522,994
Valeo S.A.	137,029	3,748,435
Veolia Environnement S.A.	251,610	6,026,610
Vinci S.A.	126,292	13,838,367
Vivendi S.A.	306,839	8,592,961
Wendel S.A.	10,427	1,464,049
		391,837,107

Germany 7.9%
adidas AG	26,072	7,743,570
Allianz SE	118,581	26,182,760
Aurubis AG	44,981	1,996,274
BASF SE	438,902	29,087,452
Bayer AG	307,456	22,800,376
Bayerische Motoren Werke AG	213,709	14,311,454
Beiersdorf AG	13,434	1,693,935
Brenntag AG	62,322	3,008,145
Commerzbank AG	622,967	3,539,293
Continental AG	54,180	6,548,910
Covestro AG	72,139	3,272,260
Daimler AG	617,573	29,043,768
Deutsche Bank AG	922,983	6,680,011
Deutsche Boerse AG	16,944	2,495,719
Deutsche Lufthansa AG	163,427	2,516,036
Deutsche Pfandbriefbank AG	73,740	875,403
Deutsche Post AG	411,272	13,542,108
Deutsche Telekom AG	1,446,738	24,178,711
Deutsche Wohnen SE	19,791	703,101
E.ON SE	1,145,475	10,665,597
Evonik Industries AG	71,682	1,829,825
Freenet AG	70,627	1,382,504
Fresenius Medical Care AG & Co. KGaA	53,831	3,628,021
Fresenius SE & Co. KGaA	124,345	6,047,047
GEA Group AG	65,621	1,772,664
Hannover Rueck SE	14,177	2,260,679
HeidelbergCement AG	64,845	4,501,722
Henkel AG & Co. KGaA	25,108	2,323,998
HUGO BOSS AG	24,202	1,350,746
Infineon Technologies AG	153,555	2,663,025
Innogy SE	54,740	2,730,191
K+S AG	114,909	1,817,798
KION Group AG	16,452	797,000
Kloeckner & Co. SE	132,141	792,358
LANXESS AG	37,686	2,270,143
Leoni AG *	52,055	656,378
Merck KGaA	20,337	2,178,247
METRO AG	154,890	2,401,662
MTU Aero Engines AG	6,445	1,762,323
Muenchener Rueckversicherungs-Gesellschaft AG	46,709	11,208,403
OSRAM Licht AG	47,959	1,927,742
ProSiebenSat.1 Media SE	124,746	1,645,084
Rheinmetall AG	12,084	1,427,895
RTL Group S.A.	16,841	785,986
RWE AG	372,538	10,629,771
Salzgitter AG	42,989	781,374
SAP SE	106,078	12,686,478
Siemens AG	228,801	22,916,408
Symrise AG	13,215	1,235,842
Telefonica Deutschland Holding AG	300,730	767,010
ThyssenKrupp AG	176,579	2,161,397
Uniper SE	196,821	5,975,774
United Internet AG	25,093	823,483
Security	Number of Shares	Value ($)
Volkswagen AG	20,804	3,401,050
Vonovia SE	43,276	2,158,894
		334,583,805

Hong Kong 1.6%
AIA Group Ltd.	992,536	9,658,901
BOC Hong Kong Holdings Ltd.	639,401	2,158,443
China Mengniu Dairy Co., Ltd. *	381,448	1,514,040
CK Asset Holdings Ltd.	454,166	3,086,568
CK Hutchison Holdings Ltd.	559,522	4,877,300
CLP Holdings Ltd.	377,274	3,888,132
Galaxy Entertainment Group Ltd.	303,883	1,908,153
Hang Seng Bank Ltd.	100,028	2,088,558
Henderson Land Development Co., Ltd.	184,429	859,139
Hong Kong & China Gas Co., Ltd.	823,750	1,591,706
Hong Kong Exchanges & Clearing Ltd.	47,463	1,453,811
Hongkong Land Holdings Ltd.	174,668	953,687
Jardine Matheson Holdings Ltd.	48,988	2,663,478
Jardine Strategic Holdings Ltd.	43,956	1,389,010
Lenovo Group Ltd.	3,454,209	2,274,783
Li & Fung Ltd.	11,894,176	1,351,033
Link REIT	138,609	1,556,739
MTR Corp. Ltd.	277,922	1,610,350
New World Development Co., Ltd.	1,819,589	2,271,192
Noble Group Ltd. *(a)(b)	54,070,092	584,668
PCCW Ltd.	1,973,566	1,070,489
Sands China Ltd.	508,401	2,309,926
Sino Land Co., Ltd.	553,387	791,022
SJM Holdings Ltd.	1,223,403	1,156,989
Sun Hung Kai Properties Ltd.	308,065	4,368,155
Swire Pacific Ltd., Class A	217,190	2,127,452
Swire Pacific Ltd., Class B	456,389	698,969
Techtronic Industries Co., Ltd.	180,628	1,249,470
The Wharf Holdings Ltd.	740,615	1,622,002
Want Want China Holdings Ltd.	1,309,493	1,021,142
WH Group Ltd.	3,564,461	2,870,548
Wharf Real Estate Investment Co., Ltd.	116,808	632,837
Wheelock & Co., Ltd.	243,638	1,416,364
Yue Yuen Industrial Holdings Ltd.	474,804	1,214,983
		70,290,039

Ireland 0.1%
Bank of Ireland Group plc	221,282	843,644
Kerry Group plc, A Shares	16,172	1,928,759
		2,772,403

Israel 0.2%
Bank Hapoalim B.M. *	217,122	1,592,710
Bank Leumi Le-Israel	210,027	1,432,401
Bezeq The Israeli Telecommunication Corp., Ltd.	2,017,436	1,268,486
Israel Chemicals Ltd.	274,053	1,237,246
Teva Pharmaceutical Industries Ltd. *	362,394	2,586,512
		8,117,355

Italy 3.4%
A2A S.p.A.	546,085	961,600
Assicurazioni Generali S.p.A.	440,749	7,994,124
Atlantia S.p.A.	148,344	3,621,776
Banco BPM S.p.A. *	558,153	1,124,531
BPER Banca	269,604	956,913
CNH Industrial N.V.	364,632	3,754,502
Enel S.p.A.	3,993,884	29,002,159
Eni S.p.A.	1,773,129	26,712,366

33
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
EXOR N.V.	131,511	8,906,829
Fiat Chrysler Automobiles N.V.	709,651	9,251,435
Hera S.p.A.	313,700	1,253,337
Intesa Sanpaolo S.p.A.	5,653,937	12,410,457
Leonardo S.p.A.	150,373	1,843,109
Mediobanca Banca di Credito Finanziario S.p.A.	115,357	1,144,602
Pirelli & C S.p.A.	137,433	715,120
Poste Italiane S.p.A.	140,855	1,515,799
Prysmian S.p.A.	82,657	1,811,873
Saipem S.p.A. *	280,230	1,334,401
Saras S.p.A.	520,986	811,263
Snam S.p.A.	569,670	2,885,179
Telecom Italia S.p.A. *	11,545,558	6,158,926
Tenaris S.A.	149,019	1,626,959
Terna Rete Elettrica Nazionale S.p.A.	276,247	1,737,079
UniCredit S.p.A.	1,161,283	12,865,361
Unione di Banche Italiane S.p.A.	600,645	1,534,588
Unipol Gruppo S.p.A.	305,974	1,539,879
		143,474,167

Japan 24.6%
Aeon Co., Ltd.	280,315	4,975,396
AGC, Inc.	116,214	3,355,748
Air Water, Inc.	82,620	1,404,956
Aisin Seiki Co., Ltd.	132,064	3,919,182
Ajinomoto Co., Inc.	174,005	3,175,351
Alfresa Holdings Corp.	99,876	2,262,959
Alps Alpine Co., Ltd.	92,671	1,619,527
Amada Holdings Co., Ltd.	110,588	1,153,337
ANA Holdings, Inc.	47,998	1,642,364
Asahi Group Holdings Ltd.	92,067	4,298,686
Asahi Kasei Corp.	505,964	4,581,776
Asics Corp.	71,818	928,299
Astellas Pharma, Inc.	464,601	6,443,004
Bandai Namco Holdings, Inc.	49,171	2,895,273
Bic Camera, Inc.	81,630	809,802
Bridgestone Corp.	327,348	12,499,331
Brother Industries Ltd.	112,027	1,941,963
Canon, Inc.	484,365	12,599,103
Casio Computer Co., Ltd.	74,782	1,044,813
Central Japan Railway Co.	44,172	8,745,344
Chubu Electric Power Co., Inc.	421,736	6,224,028
Chugai Pharmaceutical Co., Ltd.	17,015	1,218,277
Citizen Watch Co., Ltd.	186,055	848,374
Coca-Cola Bottlers Japan Holdings, Inc.	47,214	1,027,503
COMSYS Holdings Corp.	42,742	1,210,040
Concordia Financial Group Ltd.	314,373	1,081,032
Cosmo Energy Holdings Co., Ltd.	53,675	973,427
Dai Nippon Printing Co., Ltd.	187,732	4,066,097
Dai-ichi Life Holdings, Inc.	337,574	4,605,089
Daicel Corp.	146,079	1,129,878
Daido Steel Co., Ltd.	24,415	916,612
Daiichi Sankyo Co., Ltd.	114,770	7,588,260
Daikin Industries Ltd.	48,950	6,066,581
Daito Trust Construction Co., Ltd.	22,702	2,925,841
Daiwa House Industry Co., Ltd.	238,350	7,482,050
Daiwa Securities Group, Inc.	531,551	2,292,563
Denka Co., Ltd.	40,367	1,053,813
Denso Corp.	222,522	9,345,735
Dentsu, Inc.	58,300	1,993,773
DIC Corp.	54,029	1,429,304
Dowa Holdings Co., Ltd.	34,199	1,095,451
East Japan Railway Co.	119,840	11,420,054
Ebara Corp.	45,553	1,082,766
EDION Corp.	108,375	1,033,261
Eisai Co., Ltd.	34,186	1,748,834
Security	Number of Shares	Value ($)
Electric Power Development Co., Ltd.	95,478	2,214,582
FANUC Corp.	30,860	5,365,503
Fast Retailing Co., Ltd.	4,915	2,881,997
Fuji Electric Co., Ltd.	44,874	1,280,967
FUJIFILM Holdings Corp.	163,598	7,011,233
Fujikura Ltd.	309,037	984,074
Fujitsu Ltd.	111,618	8,625,959
Furukawa Electric Co., Ltd.	43,386	950,327
H2O Retailing Corp.	82,205	863,522
Hakuhodo DY Holdings, Inc.	87,719	1,296,633
Hankyu Hanshin Holdings, Inc.	63,097	2,392,627
Hanwa Co., Ltd.	50,265	1,354,828
Haseko Corp.	129,296	1,389,860
Hino Motors Ltd.	211,310	1,664,281
Hitachi Construction Machinery Co., Ltd.	41,706	891,918
Hitachi Ltd.	612,971	20,956,915
Hitachi Metals Ltd.	116,640	1,257,112
Hokuriku Electric Power Co. *	130,834	823,375
Honda Motor Co., Ltd.	1,242,632	29,542,436
Hoya Corp.	51,377	4,186,346
Ibiden Co., Ltd.	69,153	1,344,035
Idemitsu Kosan Co., Ltd.	330,956	8,901,779
IHI Corp.	56,869	1,108,502
Iida Group Holdings Co., Ltd.	94,304	1,469,488
Inpex Corp.	514,884	4,457,849
Isetan Mitsukoshi Holdings Ltd.	242,245	1,837,178
Isuzu Motors Ltd.	260,946	2,809,942
ITOCHU Corp.	519,436	10,367,188
J Front Retailing Co., Ltd.	154,943	1,754,595
Japan Airlines Co., Ltd.	27,108	847,628
Japan Display, Inc. *(a)	1,798,655	1,084,497
Japan Post Bank Co., Ltd.	117,831	1,074,572
Japan Post Holdings Co., Ltd.	492,082	4,478,319
Japan Tobacco, Inc.	405,469	8,596,806
JFE Holdings, Inc.	443,526	5,195,954
JGC Corp.	113,422	1,319,668
JSR Corp.	82,112	1,344,488
JTEKT Corp.	184,724	2,004,824
JXTG Holdings, Inc.	2,122,604	8,780,776
K's Holdings Corp.	125,124	1,342,656
Kajima Corp.	175,420	2,136,870
Kaneka Corp.	36,349	1,090,693
Kao Corp.	69,980	5,059,367
Kawasaki Heavy Industries Ltd.	96,687	1,897,395
Kawasaki Kisen Kaisha Ltd. *(a)	97,682	983,768
KDDI Corp.	680,855	18,184,784
Keio Corp.	21,266	1,330,315
Kewpie Corp.	51,018	1,194,401
Keyence Corp.	4,018	2,381,009
Kikkoman Corp.	28,342	1,276,318
Kinden Corp.	60,409	884,978
Kintetsu Group Holdings Co., Ltd.	42,689	2,127,512
Kirin Holdings Co., Ltd.	223,904	4,426,610
Kobe Steel Ltd.	396,708	2,070,528
Koito Manufacturing Co., Ltd.	31,039	1,459,180
Komatsu Ltd.	315,854	6,716,119
Konica Minolta, Inc.	284,852	2,028,811
Kubota Corp.	313,787	4,508,222
Kuraray Co., Ltd.	179,640	2,051,191
Kyocera Corp.	92,106	5,479,762
Kyushu Electric Power Co., Inc.	219,096	2,165,262
Kyushu Railway Co.	39,539	1,186,412
Leopalace21 Corp. *(a)	340,193	932,650
LIXIL Group Corp.	182,684	2,996,400
Makita Corp.	50,723	1,493,329
Marubeni Corp.	924,537	5,906,341
Matsumotokiyoshi Holdings Co., Ltd.	32,070	1,190,407
Mazda Motor Corp.	554,601	4,661,689

34
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Medipal Holdings Corp.	115,045	2,446,244
MEIJI Holdings Co., Ltd.	40,969	2,848,473
MINEBEA MITSUMI, Inc.	110,698	1,711,389
MISUMI Group, Inc.	36,498	827,992
Mitsubishi Chemical Holdings Corp.	811,016	5,571,557
Mitsubishi Corp.	393,544	9,584,165
Mitsubishi Electric Corp.	870,042	10,520,504
Mitsubishi Estate Co., Ltd.	191,730	3,674,020
Mitsubishi Gas Chemical Co., Inc.	94,200	1,134,181
Mitsubishi Heavy Industries Ltd.	185,505	6,976,645
Mitsubishi Materials Corp.	104,987	2,546,908
Mitsubishi Motors Corp.	379,673	1,588,156
Mitsubishi Tanabe Pharma Corp.	69,704	770,950
Mitsubishi UFJ Financial Group, Inc.	4,373,903	21,031,985
Mitsui & Co., Ltd.	728,568	11,414,655
Mitsui Chemicals, Inc.	104,684	2,239,742
Mitsui Fudosan Co., Ltd.	195,500	4,689,274
Mitsui Mining & Smelting Co., Ltd.	47,373	994,813
Mitsui OSK Lines Ltd.	95,302	2,246,414
Mizuho Financial Group, Inc.	8,220,547	11,980,956
MS&AD Insurance Group Holdings, Inc.	177,274	5,639,967
Murata Manufacturing Co., Ltd.	110,091	4,624,766
Nagase & Co., Ltd.	99,260	1,346,596
Nagoya Railroad Co., Ltd.	58,174	1,734,615
NEC Corp.	155,155	6,650,857
NGK Insulators Ltd.	91,985	1,235,768
NGK Spark Plug Co., Ltd.	73,130	1,263,559
NH Foods Ltd.	77,309	2,971,602
NHK Spring Co., Ltd.	134,861	959,254
Nichirei Corp.	40,925	940,760
Nidec Corp.	23,317	3,043,545
Nikon Corp.	142,068	1,760,040
Nintendo Co., Ltd.	7,179	2,724,970
Nippon Electric Glass Co., Ltd.	49,558	1,029,492
Nippon Express Co., Ltd.	46,367	2,398,180
Nippon Paper Industries Co., Ltd.	91,019	1,512,624
Nippon Shokubai Co., Ltd.	13,936	807,446
Nippon Steel Corp.	655,279	9,173,721
Nippon Steel Trading Corp.	22,137	845,688
Nippon Telegraph & Telephone Corp.	391,068	18,775,096
Nippon Yusen K.K.	201,330	3,008,238
Nissan Motor Co., Ltd.	1,520,394	9,402,107
Nisshin Seifun Group, Inc.	69,958	1,316,841
Nisshinbo Holdings, Inc.	113,590	848,621
Nissin Foods Holdings Co., Ltd.	18,025	1,251,536
Nitori Holdings Co., Ltd.	10,973	1,584,260
Nitto Denko Corp.	65,431	3,048,865
NOK Corp.	98,814	1,369,404
Nomura Holdings, Inc.	1,335,530	5,386,409
Nomura Real Estate Holdings, Inc.	53,175	1,128,175
NSK Ltd.	252,447	2,026,330
NTN Corp.	367,284	975,779
NTT Data Corp.	175,407	2,265,608
NTT DOCOMO, Inc.	438,281	11,074,188
Obayashi Corp.	288,002	2,656,309
Odakyu Electric Railway Co., Ltd.	54,930	1,247,174
Oji Holdings Corp.	460,181	2,146,023
Olympus Corp.	208,509	2,443,687
Omron Corp.	63,954	3,169,231
Ono Pharmaceutical Co., Ltd.	51,343	949,274
Oriental Land Co., Ltd.	14,613	2,129,757
ORIX Corp.	332,940	4,921,408
Osaka Gas Co., Ltd.	232,446	4,165,173
Otsuka Corp.	28,659	1,065,144
Otsuka Holdings Co., Ltd.	114,938	4,730,926
Pan Pacific International Holdings Corp.	75,468	1,180,954
Panasonic Corp.	1,252,113	9,674,105
Recruit Holdings Co., Ltd.	130,931	3,970,671
Security	Number of Shares	Value ($)
Renesas Electronics Corp. *	195,025	1,219,997
Resona Holdings, Inc.	628,813	2,470,347
Ricoh Co., Ltd.	462,225	4,280,627
Rohm Co., Ltd.	23,228	1,658,752
Ryohin Keikaku Co., Ltd.	44,720	771,419
San-Ai Oil Co., Ltd.	112,525	1,044,205
Santen Pharmaceutical Co., Ltd.	61,642	1,080,746
Secom Co., Ltd.	39,314	3,357,126
Sega Sammy Holdings, Inc.	76,964	1,055,722
Seiko Epson Corp.	157,317	2,094,201
Seino Holdings Co., Ltd.	89,137	1,148,800
Sekisui Chemical Co., Ltd.	171,171	2,468,913
Sekisui House Ltd.	318,216	5,652,610
Seven & i Holdings Co., Ltd.	293,541	10,389,877
SG Holdings Co., Ltd.	37,107	993,878
Shikoku Electric Power Co., Inc.	87,540	837,916
Shimadzu Corp.	42,334	1,053,714
Shimamura Co., Ltd.	15,136	1,183,558
Shimano, Inc.	11,222	1,614,395
Shimizu Corp.	246,747	2,059,615
Shin-Etsu Chemical Co., Ltd.	79,900	8,065,651
Shionogi & Co., Ltd.	32,950	1,767,867
Shiseido Co., Ltd.	33,342	2,729,681
Showa Denko K.K.	47,815	1,235,185
Skylark Holdings Co., Ltd.	56,627	969,346
SMC Corp.	7,728	2,922,436
Softbank Corp.	204,847	2,876,485
SoftBank Group Corp.	434,936	19,766,652
Sojitz Corp.	666,590	2,034,718
Sompo Holdings, Inc.	118,257	4,728,275
Sony Corp.	198,645	11,307,297
Stanley Electric Co., Ltd.	47,881	1,191,330
Subaru Corp.	354,495	9,504,854
Sumitomo Chemical Co., Ltd.	862,962	3,780,464
Sumitomo Corp.	436,062	6,542,265
Sumitomo Electric Industries Ltd.	547,695	6,455,004
Sumitomo Forestry Co., Ltd.	97,709	1,197,601
Sumitomo Heavy Industries Ltd.	53,293	1,533,846
Sumitomo Metal Mining Co., Ltd.	98,714	2,782,071
Sumitomo Mitsui Financial Group, Inc.	443,006	14,540,797
Sumitomo Mitsui Trust Holdings, Inc.	96,778	3,165,606
Sumitomo Realty & Development Co., Ltd.	68,808	2,589,740
Sumitomo Rubber Industries Ltd.	153,541	1,734,379
Suntory Beverage & Food Ltd.	36,556	1,577,337
Suzuken Co., Ltd.	44,475	2,392,503
Suzuki Motor Corp.	141,846	5,476,329
Sysmex Corp.	16,110	1,029,328
T&D Holdings, Inc.	177,883	1,733,666
Taiheiyo Cement Corp.	67,076	1,694,831
Taisei Corp.	66,999	2,373,322
Takashimaya Co., Ltd.	108,809	1,219,866
Takeda Pharmaceutical Co., Ltd.	251,315	8,499,890
TDK Corp.	43,378	3,457,326
Teijin Ltd.	104,907	1,887,723
Terumo Corp.	76,391	2,221,669
The Chugoku Electric Power Co., Inc.	158,127	2,021,559
The Kansai Electric Power Co., Inc.	350,173	4,263,965
The Yokohama Rubber Co., Ltd.	58,630	1,128,467
TIS, Inc.	22,029	1,292,955
Tobu Railway Co., Ltd.	58,634	1,800,809
Toho Gas Co., Ltd.	35,938	1,396,620
Toho Holdings Co., Ltd.	40,255	962,146
Tohoku Electric Power Co., Inc.	355,269	3,554,531
Tokio Marine Holdings, Inc.	157,866	8,138,327
Tokyo Electric Power Co. Holdings, Inc. *	1,816,679	8,660,225
Tokyo Electron Ltd.	24,003	4,297,678
Tokyo Gas Co., Ltd.	249,383	6,309,464
Tokyu Corp.	128,498	2,298,909

35
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tokyu Fudosan Holdings Corp.	226,556	1,406,570
Toppan Printing Co., Ltd.	194,582	3,103,560
Toray Industries, Inc.	705,343	5,034,320
Toshiba Corp.	81,973	2,548,503
Tosoh Corp.	161,656	2,077,336
TOTO Ltd.	42,241	1,530,139
Toyo Seikan Group Holdings Ltd.	90,486	1,319,632
Toyo Suisan Kaisha Ltd.	31,893	1,299,517
Toyoda Gosei Co., Ltd.	57,250	1,066,308
Toyota Industries Corp.	62,221	3,423,342
Toyota Motor Corp.	1,112,559	72,951,252
Toyota Tsusho Corp.	175,629	5,451,953
TS Tech Co., Ltd.	35,548	977,909
Tsuruha Holdings, Inc.	11,613	1,266,932
Ube Industries Ltd.	75,141	1,439,887
Unicharm Corp.	47,822	1,470,996
West Japan Railway Co.	65,856	5,552,887
Yahoo Japan Corp.	476,644	1,194,473
Yakult Honsha Co., Ltd.	15,391	887,399
Yamada Denki Co., Ltd.	637,651	3,003,679
Yamaha Corp.	31,328	1,353,233
Yamaha Motor Co., Ltd.	145,905	2,389,023
Yamato Holdings Co., Ltd.	123,143	2,133,496
Yamazaki Baking Co., Ltd.	66,294	1,152,939
Yaskawa Electric Corp.	40,963	1,377,718
Yokogawa Electric Corp.	64,936	1,180,710
		1,043,545,311

Netherlands 2.5%
Aalberts N.V.	24,175	914,757
ABN AMRO Bank N.V.	89,059	1,587,364
Aegon N.V.	839,647	3,202,102
Akzo Nobel N.V.	55,416	4,971,859
APERAM S.A.	31,199	755,187
ArcelorMittal	457,361	6,594,032
ASML Holding N.V.	24,673	5,495,363
ASR Nederland N.V.	42,198	1,478,228
Boskalis Westminster	48,107	958,634
Heineken Holding N.V.	30,324	3,003,818
Heineken N.V.	41,039	4,372,991
ING Groep N.V.	1,091,604	10,454,915
Koninklijke Ahold Delhaize N.V.	571,670	13,400,006
Koninklijke DSM N.V.	38,054	4,739,678
Koninklijke KPN N.V.	1,397,170	4,431,264
Koninklijke Philips N.V.	211,288	9,978,521
NN Group N.V.	74,805	2,509,265
Randstad N.V.	59,312	2,772,721
Signify N.V.	96,466	2,826,865
Unibail-Rodamco-Westfield	19,005	2,492,674
Unilever N.V.	257,026	15,975,336
Wolters Kluwer N.V.	37,755	2,724,171
		105,639,751

New Zealand 0.1%
Contact Energy Ltd.	273,336	1,444,654
Fletcher Building Ltd.	597,634	1,673,559
Spark New Zealand Ltd.	702,418	1,958,126
		5,076,339

Norway 0.7%
DNB A.S.A.	227,652	3,672,431
Equinor A.S.A.	534,277	9,141,014
Mowi A.S.A.	88,109	2,109,294
Norsk Hydro A.S.A.	676,940	2,143,907
Orkla A.S.A.	227,844	2,089,722
Security	Number of Shares	Value ($)
Seadrill Ltd. *(a)	84,600	201,043
Subsea 7 S.A.	161,561	1,564,469
Telenor A.S.A.	235,382	4,836,236
Yara International A.S.A.	94,272	4,092,324
		29,850,440

Poland 0.3%
Bank Polska Kasa Opieki S.A.	54,580	1,337,584
KGHM Polska Miedz S.A. *	82,196	1,620,763
PGE Polska Grupa Energetyczna S.A. *	625,074	1,212,709
Polski Koncern Naftowy Orlen S.A.	192,159	4,385,073
Polskie Gornictwo Naftowe i Gazownictwo S.A.	830,378	990,947
Powszechna Kasa Oszczednosci Bank Polski S.A.	140,974	1,389,527
Powszechny Zaklad Ubezpieczen S.A.	169,667	1,597,163
Tauron Polska Energia S.A. *	2,112,183	795,535
		13,329,301

Portugal 0.2%
EDP - Energias de Portugal S.A.	1,299,398	4,919,647
Galp Energia, SGPS, S.A.	195,919	2,817,771
Jeronimo Martins, SGPS, S.A.	87,456	1,445,627
		9,183,045

Republic of Korea 5.0%
Amorepacific Corp.	5,368	576,132
CJ CheilJedang Corp.	3,634	685,547
CJ Corp.	12,803	861,461
Daelim Industrial Co., Ltd.	13,386	1,079,721
DB Insurance Co., Ltd.	25,192	996,241
Doosan Heavy Industries & Construction Co., Ltd. *	149,291	737,057
E-MART, Inc.	14,674	1,405,312
GS Holdings Corp.	35,827	1,419,770
Hana Financial Group, Inc.	97,611	2,619,077
Hankook Tire & Technology Co., Ltd.	48,032	1,155,940
Hanwha Chemical Corp.	48,644	694,771
Hanwha Corp.	53,746	1,087,122
Hyundai Engineering & Construction Co., Ltd.	40,836	1,394,071
Hyundai Glovis Co., Ltd.	12,019	1,587,649
Hyundai Marine & Fire Insurance Co., Ltd.	38,100	751,777
Hyundai Mobis Co., Ltd.	44,236	9,075,456
Hyundai Motor Co.	114,237	12,119,261
Hyundai Steel Co.	70,783	2,179,736
Hyundai Wia Corp.	29,458	1,049,422
Industrial Bank of Korea	134,431	1,376,218
KB Financial Group, Inc.	113,016	3,704,219
Kia Motors Corp.	267,937	9,666,747
Korea Electric Power Corp. *	336,680	7,101,898
Korea Gas Corp.	30,627	987,397
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	20,891	1,897,222
Korea Zinc Co., Ltd.	3,415	1,226,440
Korean Air Lines Co., Ltd.	43,033	788,716
KT&G Corp.	29,301	2,467,453
LG Chem Ltd.	16,473	4,494,800
LG Corp.	26,398	1,551,734
LG Display Co., Ltd. *	356,561	4,106,523
LG Electronics, Inc.	93,413	4,727,527
LG Household & Health Care Ltd.	891	867,277
LG Uplus Corp.	127,490	1,389,365
Lotte Chemical Corp.	7,980	1,482,353

36
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Lotte Shopping Co., Ltd.	10,969	1,231,607
NAVER Corp.	11,170	1,351,005
POSCO	61,968	10,794,838
Posco International Corp.	56,861	861,424
S-Oil Corp.	20,217	1,614,022
Samsung C&T Corp.	11,657	831,509
Samsung Electro-Mechanics Co., Ltd.	15,574	1,145,629
Samsung Electronics Co., Ltd.	1,865,554	67,768,319
Samsung Fire & Marine Insurance Co., Ltd.	12,123	2,291,985
Samsung Heavy Industries Co., Ltd. *	183,612	1,174,814
Samsung Life Insurance Co., Ltd.	23,561	1,326,613
Samsung SDI Co., Ltd.	7,410	1,526,353
Samsung SDS Co., Ltd.	6,370	1,030,770
Shinhan Financial Group Co., Ltd.	159,495	5,365,879
SK Holdings Co., Ltd.	10,525	1,737,874
SK Hynix, Inc.	145,806	9,317,139
SK Innovation Co., Ltd.	52,268	7,120,099
SK Networks Co., Ltd.	334,406	1,471,524
SK Telecom Co., Ltd.	5,043	997,150
Woongjin Coway Co., Ltd.	13,354	928,303
Woori Financial Group, Inc.	179,632	1,764,805
		210,963,073

Singapore 0.8%
CapitaLand Ltd.	521,359	1,304,149
ComfortDelGro Corp., Ltd.	815,123	1,439,628
DBS Group Holdings Ltd.	290,756	5,141,468
Golden Agri-Resources Ltd.	4,999,505	955,067
Hutchison Port Holdings Trust	4,301,428	675,324
Jardine Cycle & Carriage Ltd.	48,927	1,086,326
Keppel Corp., Ltd.	659,644	2,777,048
Oversea-Chinese Banking Corp., Ltd.	574,682	4,412,027
Sembcorp Industries Ltd.	531,154	792,596
Singapore Airlines Ltd.	287,178	1,827,986
Singapore Telecommunications Ltd.	2,239,326	5,117,260
United Overseas Bank Ltd.	230,258	4,143,050
Wilmar International Ltd.	1,194,970	3,282,033
		32,953,962

Spain 3.1%
Acerinox S.A.	86,657	718,596
ACS, Actividades de Construccion y Servicios S.A.	107,161	4,056,040
Aena SME S.A.	9,009	1,627,070
Amadeus IT Group S.A.	37,900	2,828,125
Banco Bilbao Vizcaya Argentaria S.A.	2,231,778	10,590,426
Banco de Sabadell S.A.	3,087,840	2,648,297
Banco Santander S.A.	8,878,463	33,634,282
Bankia S.A.	316,508	575,463
Bankinter S.A.	123,334	719,583
CaixaBank S.A.	634,717	1,440,602
Enagas S.A.	52,402	1,145,786
Endesa S.A.	182,644	4,700,565
Ferrovial S.A.	110,227	3,140,294
Grifols S.A.	41,229	1,307,619
Iberdrola S.A.	1,844,419	18,995,469
Industria de Diseno Textil S.A.	173,535	5,373,885
Mapfre S.A.	497,694	1,297,867
Naturgy Energy Group S.A.	129,784	3,401,606
Red Electrica Corp. S.A.	84,674	1,690,106
Repsol S.A.	765,726	11,147,841
Telefonica S.A.	3,094,578	21,473,204
		132,512,726

Security	Number of Shares	Value ($)
Sweden 2.0%
Alfa Laval AB	63,699	1,173,717
Assa Abloy AB, B Shares	155,437	3,247,649
Atlas Copco AB, A Shares	121,905	3,643,427
Atlas Copco AB, B Shares	73,663	1,964,237
BillerudKorsnas AB	72,489	802,739
Boliden AB	99,340	2,198,146
Electrolux AB, Series B	93,780	2,099,024
Epiroc AB, A Shares	84,285	874,065
Epiroc AB, B Shares	57,003	565,333
Essity AB, B Shares	118,699	3,704,956
Hennes & Mauritz AB, B Shares	509,770	9,771,441
Hexagon AB, B Shares	26,989	1,199,903
Husqvarna AB, B Shares	143,764	1,115,597
ICA Gruppen AB	31,028	1,522,798
Industrivarden AB, A Shares	17,780	381,824
Industrivarden AB, C Shares	10,485	219,498
Investor AB, A Shares	16,713	774,059
Investor AB, B Shares	56,242	2,639,247
Kinnevik AB, B Shares	23,266	634,389
Sandvik AB	258,494	3,709,980
Securitas AB, B Shares	113,397	1,699,197
Skandinaviska Enskilda Banken AB, A Shares	385,925	3,319,802
Skanska AB, B Shares	178,638	3,349,872
SKF AB, B Shares	161,683	2,610,689
SSAB AB, A Shares	112,547	311,929
SSAB AB, B Shares	359,631	899,921
Svenska Handelsbanken AB, A Shares	400,619	3,528,722
Swedbank AB, A Shares	283,088	3,640,066
Swedish Match AB	32,793	1,287,403
Tele2 AB, B Shares	171,519	2,421,463
Telefonaktiebolaget LM Ericsson, B Shares	1,065,523	8,307,490
Telia Co. AB	1,243,739	5,448,365
Trelleborg AB, B Shares	83,998	1,147,748
Volvo AB, B Shares	481,563	6,653,729
		86,868,425

Switzerland 5.8%
ABB Ltd.	578,553	10,963,534
Adecco Group AG	97,537	5,131,918
Alcon, Inc. *	82,798	5,045,954
Baloise Holding AG	10,190	1,737,382
Chocoladefabriken Lindt & Sprungli AG	11	904,947
Chocoladefabriken Lindt & Sprungli AG, Participation Certificate	101	747,713
Cie Financiere Richemont S.A.	108,353	8,410,238
Clariant AG *	47,641	877,274
Credit Suisse Group AG *	421,218	4,923,327
Geberit AG	4,122	1,875,095
Georg Fischer AG	1,071	877,301
Givaudan S.A.	1,132	3,061,531
Julius Baer Group Ltd. *	31,361	1,240,241
Kuehne & Nagel International AG	15,071	2,194,126
LafargeHolcim Ltd. *	167,074	7,897,368
Lonza Group AG *	5,121	1,810,426
Nestle S.A.	536,861	60,226,966
Novartis AG	391,434	35,213,038
Pargesa Holding S.A.	6,541	478,287
Roche Holding AG	122,583	33,524,645
Roche Holding AG, Bearer Shares	4,673	1,270,440
Schindler Holding AG	2,854	647,266
Schindler Holding AG, Participation Certificate	5,286	1,207,374
Schweizerische Nationalbank (a)	743	4,017,434
SGS S.A.	797	1,957,360

37
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sika AG	17,469	2,508,813
Sonova Holding AG	4,930	1,144,495
Swiss Life Holding AG	6,205	2,943,056
Swiss Prime Site AG *	13,173	1,311,376
Swiss Re AG	128,860	12,393,065
Swisscom AG	7,881	3,935,522
The Swatch Group AG	15,406	787,077
The Swatch Group AG, Bearer Shares	10,284	2,786,538
UBS Group AG *	665,577	7,029,440
Zurich Insurance Group AG	43,759	15,576,249
		246,656,816

United Kingdom 15.2%
3i Group plc	158,658	2,118,676
Admiral Group plc	38,410	1,004,316
Aggreko plc	144,272	1,346,226
Anglo American plc	246,822	5,333,108
Antofagasta plc	134,527	1,418,800
Ashtead Group plc	91,004	2,516,932
Associated British Foods plc	114,493	3,166,576
AstraZeneca plc	224,146	19,976,403
Aviva plc	1,104,337	4,762,352
Babcock International Group plc	148,582	907,648
BAE Systems plc	1,017,614	6,761,629
Barclays plc	6,162,656	10,252,093
Barratt Developments plc	350,893	2,702,467
Bellway plc	40,578	1,433,614
Berkeley Group Holdings plc	41,725	1,990,416
BHP Group plc	650,146	14,038,268
BP plc	10,617,092	64,676,002
British American Tobacco plc	533,417	18,709,115
BT Group plc	4,424,377	8,925,062
Bunzl plc	69,055	1,692,906
Burberry Group plc	97,278	2,563,692
Capita plc *	846,929	1,297,027
Carnival plc	40,542	1,702,418
Centrica plc	4,600,055	3,904,718
Coca-Cola HBC AG *	38,368	1,275,633
Compass Group plc	287,185	7,285,258
CRH plc	128,282	4,275,968
Croda International plc	17,224	986,303
CYBG plc	322,375	554,554
DCC plc	29,271	2,489,635
Diageo plc	291,921	12,455,506
Direct Line Insurance Group plc	723,675	2,495,039
Dixons Carphone plc	1,202,543	1,572,892
Drax Group plc	268,048	881,394
DS Smith plc	358,757	1,485,502
easyJet plc	111,744	1,311,067
Experian plc	122,713	3,763,052
Ferguson plc *	79,045	5,818,255
Firstgroup plc *	1,619,041	2,563,274
Flutter Entertainment plc	6,504	535,928
G4S plc	613,214	1,298,690
GlaxoSmithKline plc	1,201,697	25,049,044
Glencore plc *	8,180,303	23,605,869
Greene King plc	152,976	1,567,171
Hays plc	572,716	976,475
Hiscox Ltd.	52,190	985,174
HSBC Holdings plc	5,133,122	36,970,626
IMI plc	88,979	1,089,049
Imperial Brands plc	348,873	9,026,471
Inchcape plc	275,776	1,941,235
Informa plc	168,729	1,787,734
Inmarsat plc	207,472	1,526,126
InterContinental Hotels Group plc	32,688	2,040,216
Security	Number of Shares	Value ($)
International Consolidated Airlines Group S.A.	388,092	1,993,114
Intertek Group plc	16,782	1,109,373
Investec plc	182,487	938,750
ITV plc	1,512,248	2,135,441
J Sainsbury plc	1,533,042	3,661,218
John Wood Group plc	227,791	1,045,578
Johnson Matthey plc	113,429	4,019,861
Kingfisher plc	2,074,959	4,913,731
Land Securities Group plc	140,655	1,328,235
Legal & General Group plc	1,474,592	3,943,648
Lloyds Banking Group plc	17,328,960	10,516,162
London Stock Exchange Group plc	18,420	1,559,977
Marks & Spencer Group plc	1,443,690	3,380,136
Meggitt plc	237,540	1,790,694
Micro Focus International plc	33,454	451,747
Mondi plc	149,232	2,902,423
National Grid plc	1,521,547	15,908,146
Next plc	44,766	3,236,205
Pearson plc	268,242	2,716,006
Pennon Group plc	120,501	1,108,272
Persimmon plc	89,934	2,083,735
Prudential plc	406,402	6,770,735
Reckitt Benckiser Group plc	109,200	8,509,982
RELX plc	235,075	5,629,817
Rentokil Initial plc	227,162	1,245,475
Rio Tinto plc	345,982	17,484,096
Rolls-Royce Holdings plc *	492,132	4,622,134
Royal Dutch Shell plc, A Shares	1,051,558	29,140,968
Royal Dutch Shell plc, B Shares	1,813,445	50,022,627
Royal Mail plc	1,214,279	3,047,827
RSA Insurance Group plc	215,471	1,373,461
Severn Trent plc	80,673	2,034,709
Smith & Nephew plc	139,456	3,337,288
Smiths Group plc	106,421	2,163,753
Smurfit Kappa Group plc	46,105	1,423,938
SSE plc	551,081	7,724,754
St. James's Place plc	70,672	789,931
Standard Chartered plc	1,020,211	7,728,128
Standard Life Aberdeen plc	754,631	2,291,136
Tate & Lyle plc	182,144	1,595,803
Taylor Wimpey plc	1,247,388	2,217,173
Tesco plc	3,283,838	8,766,297
The British Land Co. plc	139,746	867,627
The Sage Group plc	205,742	1,755,444
The Weir Group plc	64,486	1,150,135
Travis Perkins plc	171,124	2,606,085
TUI AG	133,439	1,327,696
Unilever plc	179,038	11,329,435
United Utilities Group plc	233,068	2,310,473
Vodafone Group plc	17,259,979	32,631,557
Whitbread plc	38,004	2,023,964
William Hill plc	527,458	1,144,694
Wm Morrison Supermarkets plc	1,817,584	4,041,933
WPP plc	574,812	6,791,739
		647,456,870
Total Common Stock
(Cost $4,264,857,552)		4,184,841,277

Preferred Stock 1.0% of net assets

Germany 0.6%
Bayerische Motoren Werke AG	40,108	2,159,861
FUCHS PETROLUB SE	19,582	685,325

38
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Henkel AG & Co. KGaA	37,141	3,726,129
Volkswagen AG	125,168	20,138,609
		26,709,924

Italy 0.1%
Telecom Italia S.p.A. - RSP	6,253,556	3,190,621

Republic of Korea 0.3%
Hyundai Motor Co., Ltd.	18,283	1,147,169
Hyundai Motor Co., Ltd. 2nd	30,157	2,151,137
LG Chem Ltd.	2,525	375,232
Samsung Electronics Co., Ltd.	322,570	9,813,585
		13,487,123

Spain 0.0%
Grifols S.A., B Shares	31,525	667,953
Total Preferred Stock
(Cost $45,720,823)		44,055,621

Other Investment Companies 0.4% of net assets

United States 0.4%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07% (c)	3,352,489	3,352,489
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 2.03% (c)	11,318,638	11,318,638
Total Other Investment Companies
(Cost $14,671,127)		14,671,127

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/20/19	211	19,453,145	9,238
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,492,716.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
39
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Australia 5.6%
Adelaide Brighton Ltd.	471,043	980,659
ALS Ltd.	299,432	1,547,364
Ansell Ltd.	99,409	1,825,118
Ardent Leisure Group Ltd. *	698,625	484,820
Aristocrat Leisure Ltd.	117,285	2,350,868
ASX Ltd.	48,125	2,798,534
Ausdrill Ltd.	354,733	476,808
AusNet Services	1,584,285	1,921,342
Australian Pharmaceutical Industries Ltd.	1,216,712	1,082,083
Automotive Holdings Group Ltd.	1,244,263	2,841,912
Bank of Queensland Ltd.	364,236	2,250,355
Bapcor Ltd.	65,874	296,032
Beach Energy Ltd.	548,596	905,561
Bega Cheese Ltd. (a)	210,366	566,936
Breville Group Ltd.	74,865	820,159
carsales.com Ltd.	83,551	888,295
Challenger Ltd.	315,910	1,428,186
Charter Hall Retail REIT	177,811	522,329
Cleanaway Waste Management Ltd.	696,242	971,023
Cochlear Ltd.	12,022	1,765,761
Computershare Ltd.	216,381	2,242,200
Costa Group Holdings Ltd. (a)	77,114	163,660
Cromwell Property Group	838,891	695,199
CSR Ltd.	862,926	2,267,446
Dexus	316,511	2,750,916
Domino's Pizza Enterprises Ltd.	8,784	253,122
Eclipx Group Ltd.	327,348	353,984
Evolution Mining Ltd.	315,496	1,101,089
FlexiGroup Ltd.	263,026	328,732
Flight Centre Travel Group Ltd.	46,306	1,451,050
G.U.D. Holdings Ltd.	69,930	424,509
G8 Education Ltd.	452,439	777,319
Genworth Mortgage Insurance Australia Ltd.	469,966	975,250
GWA Group Ltd.	306,853	682,249
Harvey Norman Holdings Ltd.	590,180	1,741,636
Healius Ltd.	965,426	2,087,963
Iluka Resources Ltd.	208,902	1,006,346
Independence Group NL	76,803	281,498
Inghams Group Ltd. (a)	231,903	495,296
InvoCare Ltd. (a)	62,025	612,214
IOOF Holdings Ltd. (a)	392,117	1,339,437
IRESS Ltd.	62,632	527,479
James Hardie Industries plc	158,265	2,404,530
JB Hi-Fi Ltd.	137,430	3,046,325
Link Administration Holdings Ltd.	125,705	464,122
MACA Ltd.	585,211	360,772
Magellan Financial Group Ltd.	11,901	406,848
McMillan Shakespeare Ltd.	58,560	628,910
Mineral Resources Ltd.	142,363	1,268,024
Monadelphous Group Ltd.	170,581	1,828,520
Myer Holdings Ltd. *	7,631,311	2,699,338
nib Holdings Ltd.	310,965	1,548,299
Nine Entertainment Co. Holdings Ltd.	1,192,154	1,598,395
Northern Star Resources Ltd.	146,177	1,171,992
NRW Holdings Ltd.	175,811	286,655
Security	Number of Shares	Value ($)
Nufarm Ltd.	352,838	1,145,833
Orora Ltd.	1,004,683	1,888,565
OZ Minerals Ltd.	283,510	1,747,786
Pact Group Holdings Ltd. *	277,348	454,078
Pendal Group Ltd.	169,171	757,960
Perpetual Ltd.	36,178	866,529
Premier Investments Ltd.	59,814	598,853
Qantas Airways Ltd.	698,646	2,876,055
Qube Holdings Ltd.	607,057	1,312,905
REA Group Ltd.	4,070	286,583
Regis Resources Ltd.	253,097	876,494
Resolute Mining Ltd.	888,137	999,298
Sandfire Resources NL	174,832	733,851
Santos Ltd.	636,680	3,092,824
SEEK Ltd.	129,455	1,773,189
Seven Group Holdings Ltd.	79,293	888,970
Seven West Media Ltd. *	2,182,520	551,427
Sigma Healthcare Ltd.	5,077,219	2,189,297
Southern Cross Media Group Ltd.	849,722	698,450
St. Barbara Ltd.	106,642	231,357
Super Retail Group Ltd.	242,444	1,527,291
Sydney Airport	329,895	1,873,709
Tassal Group Ltd.	74,020	215,443
The GPT Group	577,541	2,486,466
The Star Entertainment Grp Ltd.	744,022	2,060,281
TPG Telecom Ltd.	186,447	836,620
Treasury Wine Estates Ltd.	209,733	2,648,105
Vicinity Centres	1,330,048	2,320,950
Vocus Group Ltd. *	85,075	185,714
Washington H Soul Pattinson & Co., Ltd.	26,984	379,790
Whitehaven Coal Ltd.	275,461	636,580
		106,136,722

Austria 0.6%
AT&S Austria Technologie & Systemtechnik AG	32,639	521,903
BAWAG Group AG *	23,544	895,029
CA Immobilien Anlagen AG	21,266	754,098
DO & Co. AG	2,759	273,451
EVN AG	17,545	296,391
IMMOFINANZ AG *	45,263	1,268,328
Lenzing AG	14,687	1,386,926
Oesterreichische Post AG	44,114	1,574,010
POLYTEC Holding AG (a)	27,068	245,027
S IMMO AG	28,396	618,542
UNIQA Insurance Group AG	125,412	1,111,785
Verbund AG	29,246	1,744,018
Vienna Insurance Group AG Wiener Versicherung Gruppe	43,472	1,072,367
Zumtobel Group AG *	67,362	479,218
		12,241,093

Belgium 1.3%
Ackermans & van Haaren N.V.	12,593	1,825,034
AGFA-Gevaert N.V. *	284,478	1,134,079
Barco N.V.	6,733	1,434,006
Befimmo S.A.	12,434	735,311
Bekaert S.A.	81,880	2,230,814

40
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
bpost S.A.	249,581	2,496,197
Cie d'Entreprises CFE	7,596	695,976
Cofinimmo S.A.	9,727	1,353,979
D'Ieteren S.A. N.V.	47,592	2,405,651
Econocom Group S.A. N.V.	70,357	209,973
Elia System Operator S.A. N.V.	17,896	1,485,981
Euronav N.V.	139,624	1,138,600
Gimv N.V.	5,291	315,225
Greenyard N.V.	66,557	214,024
Melexis N.V.	3,997	253,978
Nyrstar N.V. *(a)(b)	1,508,927	101,191
Ontex Group N.V.	82,589	1,366,086
Orange Belgium S.A.	48,960	1,070,796
Sofina S.A.	3,141	607,405
Telenet Group Holding N.V.	42,402	2,117,161
Tessenderlo Group S.A. *	27,773	905,316
		24,096,783

Canada 8.6%
Aecon Group, Inc.	112,091	1,559,725
Aimia, Inc. *	364,521	844,916
Alacer Gold Corp. *	101,686	446,904
Algonquin Power & Utilities Corp.	143,390	1,877,623
Allied Properties Real Estate Investment Trust	33,021	1,304,638
Altus Group Ltd.	11,968	351,258
Artis Real Estate Investment Trust	176,097	1,643,289
ATS Automation Tooling Systems, Inc. *	19,156	264,822
AutoCanada, Inc. (a)	84,941	540,150
Badger Daylighting Ltd.	10,990	348,937
Baytex Energy Corp. *	1,141,616	1,477,709
Birchcliff Energy Ltd.	181,720	242,056
BlackBerry Ltd. *	112,824	776,047
Boardwalk Real Estate Investment Trust	33,529	1,115,026
Bombardier, Inc., B Shares *	319,949	414,142
Bonavista Energy Corp.	2,052,563	834,124
Bonterra Energy Corp.	93,318	292,848
Boyd Group Income Fund	3,132	419,831
BRP, Inc.	10,284	369,475
CAE, Inc.	118,859	3,117,276
Calfrac Well Services Ltd. *(a)	166,464	196,680
Canadian Apartment Properties REIT	44,927	1,810,536
Canadian Utilities Ltd., Class A	111,187	3,217,294
Canadian Western Bank	54,988	1,314,283
Canfor Corp. *	136,807	1,577,275
Canfor Pulp Products, Inc.	26,422	180,548
CanWel Building Materials Group Ltd. (a)	72,130	242,641
Capital Power Corp.	97,684	2,244,350
Cascades, Inc.	162,152	1,376,486
CCL Industries, Inc., Class B	47,106	2,138,700
Centerra Gold, Inc. *	278,589	2,538,917
CES Energy Solutions Corp.	334,027	485,154
Chartwell Retirement Residences	106,858	1,199,820
Chemtrade Logistics Income Fund	139,513	1,126,561
Choice Properties Real Estate Investment Trust	69,091	721,171
Chorus Aviation, Inc.	83,834	468,128
Cineplex, Inc.	77,771	1,451,476
Cogeco Communications, Inc.	11,727	923,475
Cogeco, Inc.	24,849	1,754,839
Colliers International Group, Inc.	10,549	712,899
Cominar Real Estate Investment Trust	251,345	2,366,290
Constellation Software, Inc.	2,636	2,572,342
Corus Entertainment, Inc., B Shares	266,673	1,023,504
Cott Corp.	94,655	1,195,297
Crombie Real Estate Investment Trust	82,433	970,238
Detour Gold Corp. *	82,608	1,482,692
Security	Number of Shares	Value ($)
Dream Global Real Estate Investment Trust	64,197	700,524
Dream Office Real Estate Investment Trust	109,232	2,240,867
Eldorado Gold Corp. *	249,843	2,301,383
Element Fleet Management Corp.	60,444	484,898
Emera, Inc.	32,485	1,410,095
Enerflex Ltd.	108,103	992,517
Enerplus Corp.	269,139	1,764,149
Ensign Energy Services, Inc.	475,793	1,067,025
Exchange Income Corp. (a)	33,446	969,048
Extendicare, Inc. (a)	120,760	758,840
First Capital Realty, Inc.	79,519	1,327,311
FirstService Corp.	8,898	926,094
Franco-Nevada Corp.	28,858	2,824,557
Frontera Energy Corp.	94,334	912,246
Genworth MI Canada, Inc.	33,169	1,258,066
Granite Real Estate Investment Trust	16,079	770,916
Great Canadian Gaming Corp. *	23,265	697,180
Home Capital Group, Inc. *	102,263	1,970,148
Horizon North Logistics, Inc.	177,688	127,035
Hudbay Minerals, Inc.	172,446	580,098
Hudson's Bay Co. (a)	285,910	2,211,886
IAMGOLD Corp. *	341,681	1,277,961
IGM Financial, Inc.	95,523	2,585,044
Innergex Renewable Energy, Inc.	55,130	615,275
Interfor Corp. *	97,498	980,263
Intertape Polymer Group, Inc.	55,774	775,245
Just Energy Group, Inc.	179,364	197,074
Kinross Gold Corp. *	800,722	3,989,148
Kirkland Lake Gold Ltd.	14,012	682,674
Laurentian Bank of Canada	33,358	1,090,762
Lundin Mining Corp.	372,376	1,779,491
Maple Leaf Foods, Inc.	88,530	2,109,317
Martinrea International, Inc.	215,089	1,652,663
Medical Facilities Corp. (a)	54,247	275,154
MEG Energy Corp. *	340,083	1,300,137
Morneau Shepell, Inc.	31,442	773,982
Mullen Group Ltd.	179,198	1,208,319
NFI Group, Inc.	40,816	892,620
Norbord, Inc. (a)	46,704	1,144,051
Northland Power, Inc.	73,205	1,391,049
Northview Apartment Real Estate Investment Trust	27,543	613,748
OceanaGold Corp.	433,196	1,039,957
Pan American Silver Corp.	142,493	2,631,531
Parex Resources, Inc. *	69,100	1,060,317
Parkland Fuel Corp.	98,930	3,091,190
Pason Systems, Inc.	52,272	621,143
Peyto Exploration & Development Corp. (a)	339,143	816,720
PrairieSky Royalty Ltd. (a)	52,292	663,882
Precision Drilling Corp. *	858,574	1,033,804
Premium Brands Holdings Corp.	13,460	992,989
Quebecor, Inc., Class B	102,445	2,312,105
Restaurant Brands International, Inc.	34,821	2,736,048
Richelieu Hardware Ltd.	47,853	921,912
Ritchie Bros. Auctioneers, Inc.	32,916	1,304,700
Rogers Sugar, Inc.	124,212	501,971
Russel Metals, Inc.	140,963	2,122,719
Secure Energy Services, Inc.	226,692	950,237
SEMAFO, Inc. *	261,705	974,894
Seven Generations Energy Ltd., A Shares *	135,636	734,933
ShawCor Ltd.	129,942	1,628,187
Sherritt International Corp. *	692,406	161,534

41
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
SmartCentres Real Estate Investment Trust	67,036	1,597,200
Stantec, Inc.	81,882	1,785,777
Stella-Jones, Inc.	29,463	868,946
Superior Plus Corp.	233,034	2,032,559
The North West Co., Inc.	56,344	1,311,923
The Stars Group, Inc. *	35,894	546,460
TMX Group Ltd.	20,385	1,768,960
Toromont Industries Ltd.	38,436	1,844,569
Tourmaline Oil Corp.	138,730	1,317,559
Transcontinental, Inc., Class A	119,336	1,264,487
Trican Well Service Ltd. *	960,555	679,502
Turquoise Hill Resources Ltd. *	468,397	204,448
Uni-Select, Inc.	76,439	620,693
Vermilion Energy, Inc. (a)	114,076	1,626,836
Western Forest Products, Inc. (a)	862,310	778,727
WestJet Airlines Ltd.	184,954	4,295,365
Westshore Terminals Investment Corp.	42,989	706,886
Wheaton Precious Metals Corp.	132,971	3,918,682
Whitecap Resources, Inc.	406,254	1,122,029
Winpak Ltd.	20,173	709,881
Yamana Gold, Inc.	853,261	3,088,640
		163,552,154

Denmark 1.1%
Chr Hansen Holding A/S	14,430	1,214,826
D/S Norden A/S	61,311	799,598
Demant A/S *	32,390	983,095
Dfds A/S	28,523	983,261
FLSmidth & Co. A/S	51,703	2,230,592
Genmab A/S *	1,492	305,095
GN Store Nord A/S	35,767	1,500,285
H. Lundbeck A/S	16,577	604,750
Jyske Bank A/S *	50,123	1,408,798
Matas A/S	67,180	530,844
Nilfisk Holding A/S *	27,900	626,355
NKT A/S *(a)	49,516	649,063
Rockwool International A/S, B Shares	5,590	1,092,306
Royal Unibrew A/S	16,092	1,396,101
Scandinavian Tobacco Group A/S, Class A	83,452	961,400
Schouw & Co. A/S	14,626	1,007,096
SimCorp A/S	8,554	797,839
Spar Nord Bank A/S	35,893	275,138
Sydbank A/S	72,277	1,012,536
Topdanmark A/S	14,179	707,002
Tryg A/S	65,407	1,959,138
		21,045,118

Finland 1.2%
Aktia Bank Oyj	26,520	240,942
Cargotec Oyj, B Shares	59,353	1,687,659
Caverion Oyj	132,988	852,357
Cramo Oyj	63,384	529,794
DNA Oyj	35,878	828,933
Finnair Oyj	83,095	568,267
Huhtamaki Oyj	74,230	2,870,912
Kemira Oyj	118,337	1,668,078
Konecranes Oyj	51,178	1,523,405
Metsa Board Oyj	182,250	958,557
Orion Oyj, Class B	84,950	3,159,224
Outotec Oyj *	202,943	1,156,342
Sanoma Oyj	118,147	1,213,921
Tieto Oyj	77,580	1,912,035
Tokmanni Group Corp.	29,681	334,707
Uponor Oyj	68,119	704,401
Security	Number of Shares	Value ($)
Valmet Oyj	80,129	1,452,464
YIT Oyj	163,808	904,674
		22,566,672

France 4.3%
Aeroports de Paris	10,943	1,893,209
Albioma S.A.	30,956	801,122
ALD S.A.	170,115	2,551,559
Altarea S.C.A.	1,687	347,039
Alten S.A.	16,437	1,965,795
Altran Technologies S.A.	168,066	2,678,146
Amundi S.A.	27,826	1,781,913
Beneteau S.A.	20,855	196,709
BioMerieux	14,058	1,144,847
Bonduelle S.C.A.	10,926	280,953
Cie Plastic Omnium S.A.	66,627	1,617,141
Coface S.A.	89,066	1,053,421
Covivio	23,575	2,513,119
Dassault Aviation S.A.	769	1,095,838
Derichebourg S.A.	218,392	781,158
Edenred	68,541	3,343,798
Elior Group S.A.	189,421	2,415,587
Elis S.A.	115,053	2,050,040
Eramet	8,262	410,526
Eurofins Scientific SE (a)	2,399	1,100,087
Euronext N.V.	26,544	2,085,673
Europcar Mobility Group	101,975	627,757
Fnac Darty S.A. *	17,541	1,146,466
Gaztransport Et Technigaz S.A.	7,415	694,907
Gecina S.A.	14,267	2,265,603
Getlink SE	193,718	2,730,649
ICADE	24,046	2,130,369
Imerys S.A.	46,157	1,885,808
Ipsen S.A.	7,953	837,288
IPSOS	57,893	1,561,989
JCDecaux S.A.	52,350	1,402,059
Kaufman & Broad S.A.	18,309	698,842
Korian S.A.	34,814	1,390,936
Latecoere SACA *	152,663	642,219
LISI	18,121	484,925
Maisons du Monde S.A.	31,806	574,783
Mercialys S.A.	60,386	722,856
Mersen S.A.	8,635	293,837
Metropole Television S.A.	82,029	1,411,024
Neopost S.A.	94,156	1,917,215
Nexans S.A.	68,869	2,214,586
Nexity S.A.	42,617	1,983,345
Orpea	15,993	2,021,891
Remy Cointreau S.A.	7,624	1,153,601
Rothschild & Co.	10,614	302,736
SEB S.A.	14,350	2,236,116
Societe BIC S.A.	29,253	1,871,684
Solocal Group *(a)	705,819	558,867
Sopra Steria Group	11,990	1,539,585
SPIE S.A.	145,465	2,643,190
Tarkett S.A.	56,039	830,656
Technicolor S.A. *	1,783,967	1,561,852
Television Francaise 1 S.A.	183,779	1,673,737
Trigano S.A.	3,019	290,078
Ubisoft Entertainment S.A. *	28,023	2,263,914
Vallourec S.A. *(a)	842,936	2,372,692
Vicat S.A.	23,934	1,047,703
Vilmorin & Cie S.A.	8,883	477,870
		82,571,315

42
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Germany 3.7%
1&1 Drillisch AG	9,552	262,558
Aareal Bank AG	59,876	1,702,531
alstria Office REIT-AG	19,426	321,749
Aroundtown S.A.	42,680	355,612
Axel Springer SE *	33,871	2,331,277
Bauer AG	32,550	715,480
BayWa AG	55,656	1,486,311
Bechtle AG	18,569	1,840,420
Bertrandt AG	6,138	305,528
Bilfinger SE	83,861	2,305,104
CANCOM SE	18,861	1,119,539
Carl Zeiss Meditec AG	3,937	454,807
CECONOMY AG *	300,910	1,539,247
Cewe Stiftung & Co. KGaA	2,871	259,575
CTS Eventim AG & Co., KGaA	17,068	936,048
Deutsche Euroshop AG	24,938	647,577
Deutz AG	183,984	1,073,846
Dialog Semiconductor plc *	67,819	3,208,497
DMG Mori AG	12,377	579,964
Duerr AG	46,295	1,176,673
DWS Group GmbH & Co. KGaA	10,821	313,109
ElringKlinger AG *	102,316	545,349
Fielmann AG	14,939	1,065,239
Fraport AG Frankfurt Airport Services Worldwide	25,453	2,129,728
Gerresheimer AG	22,527	1,703,060
Grand City Properties S.A.	14,263	327,965
GRENKE AG	2,668	216,541
Hamburger Hafen und Logistik AG	12,936	313,122
Hapag-Lloyd AG	35,758	2,496,597
Heidelberger Druckmaschinen AG *	454,947	558,627
Hella GmbH & Co. KGaA	59,182	2,468,798
HOCHTIEF AG	18,152	1,978,000
Hornbach Holding AG & Co. KGaA	29,997	1,626,934
Indus Holding AG	24,226	928,425
Jenoptik AG	22,628	544,482
Knorr-Bremse AG	7,574	708,890
Koenig & Bauer AG	6,657	230,194
Krones AG	16,529	910,128
LEG Immobilien AG	17,629	2,073,408
Nordex SE *	82,037	829,803
Norma Group SE	22,077	698,249
Pfeiffer Vacuum Technology AG	4,049	608,202
Puma SE	35,923	2,731,632
QIAGEN N.V. *	23,053	802,487
Rational AG	384	268,106
Rhoen-Klinikum AG	35,177	871,620
SAF-Holland S.A.	63,877	581,749
Scout24 AG	35,729	2,116,845
Siemens Healthineers AG	18,234	717,064
Siltronic AG	11,278	727,309
Sixt SE	9,828	944,314
Software AG	36,834	993,804
Stabilus S.A.	6,575	295,856
Stroeer SE & CO. KGaA	4,635	346,837
Suedzucker AG	194,432	3,211,774
TAG Immobilien AG *	48,804	1,141,552
Takkt AG	49,075	622,585
Talanx AG *	46,102	1,913,007
TLG Immobilien AG	21,422	644,034
Wacker Chemie AG	19,584	1,527,366
Wacker Neuson SE	31,038	551,675
Wirecard AG	7,339	1,172,709
Zalando SE *	31,214	1,546,849
		69,626,367

Security	Number of Shares	Value ($)
Hong Kong 3.7%
AAC Technologies Holdings, Inc.	358,581	1,551,417
ASM Pacific Technology Ltd.	177,502	2,035,462
BOC Aviation Ltd.	86,641	753,030
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	—
Cafe de Coral Holdings Ltd.	363,258	1,159,036
Cathay Pacific Airways Ltd. (a)	999,033	1,303,084
China Harmony New Energy Auto Holding Ltd.	1,945,784	571,168
China Travel International Investment Hong Kong Ltd.	2,849,462	436,401
Chow Tai Fook Jewellery Group Ltd.	1,495,703	1,269,430
CITIC Telecom International Holdings Ltd.	1,572,178	613,995
CK Infrastructure Holdings Ltd.	83,094	560,475
Dah Sing Financial Holdings Ltd.	120,723	443,735
Dairy Farm International Holdings Ltd.	198,417	1,420,666
Esprit Holdings Ltd. *	10,089,550	1,519,481
First Pacific Co., Ltd.	6,648,898	2,723,932
Fortune Real Estate Investment Trust	307,410	353,104
Giordano International Ltd.	1,790,954	560,005
Global Brands Group Holding Ltd.	9,642,539	609,170
Haitong International Securities Group Ltd.	938,758	277,961
Hang Lung Group Ltd.	880,306	2,188,589
Hang Lung Properties Ltd.	1,270,228	2,872,678
Huabao International Holdings Ltd.	562,090	213,778
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,922,185	321,372
Hysan Development Co., Ltd.	203,426	824,312
IGG, Inc.	181,348	122,668
Johnson Electric Holdings Ltd.	507,038	851,605
K Wah International Holdings Ltd.	1,474,009	767,542
Kerry Logistics Network Ltd.	597,148	925,214
Kerry Properties Ltd.	671,057	2,265,305
L'Occitane International S.A.	426,802	827,964
Lifestyle International Holdings Ltd.	334,804	374,741
Luk Fook Holdings International Ltd.	551,681	1,378,613
Man Wah Holdings Ltd.	1,639,202	751,049
Melco International Development Ltd.	449,175	1,003,218
MGM China Holdings Ltd.	561,402	841,170
Minth Group Ltd.	390,680	1,184,204
MMG Ltd. *	2,121,436	438,618
NagaCorp Ltd.	263,456	369,864
NewOcean Energy Holdings Ltd. *	1,797,522	371,647
Nexteer Automotive Group Ltd.	373,770	290,511
NWS Holdings Ltd.	1,014,941	1,748,703
Pacific Basin Shipping Ltd.	4,371,379	853,594
Pacific Textiles Holdings Ltd.	726,307	490,363
Pou Sheng International Holdings Ltd.	3,490,520	1,064,706
Power Assets Holdings Ltd.	216,976	1,445,519
PRADA S.p.A.	479,018	1,344,981
Road King Infrastructure Ltd.	363,929	640,041
Sa Sa International Holdings Ltd. (a)	1,628,125	347,013
Samsonite International S.A.	822,294	1,555,310
Semiconductor Manufacturing International Corp. *	2,007,510	2,208,547
Shangri-La Asia Ltd.	656,214	685,916
Shougang Fushan Resources Group Ltd.	3,891,094	819,402
Shui On Land Ltd.	4,334,867	901,789
SITC International Holdings Co., Ltd.	925,049	961,016
SmarTone Telecommunications Holdings Ltd.	720,483	640,912
Sun Art Retail Group Ltd.	2,355,192	2,293,467
Swire Properties Ltd.	369,312	1,213,702
Television Broadcasts Ltd.	564,597	892,074
The Bank of East Asia Ltd.	693,925	1,755,326
The Hongkong & Shanghai Hotels Ltd.	437,473	463,416

43
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tingyi Cayman Islands Holding Corp.	1,719,725	2,370,415
Towngas China Co., Ltd. *	314,742	217,719
Truly International Holdings Ltd. *	6,308,372	813,168
Uni-President China Holdings Ltd.	975,529	1,084,426
Value Partners Group Ltd.	379,500	193,737
Vitasoy International Holdings Ltd.	175,841	819,133
VSTECS Holdings Ltd.	1,685,138	858,124
VTech Holdings Ltd.	204,053	1,614,642
Wynn Macau Ltd.	851,856	1,704,723
Xinyi Glass Holdings Ltd.	1,445,475	1,438,954
Xinyi Solar Holdings Ltd.	647,435	409,018
		71,196,070

Ireland 0.3%
AIB Group plc	182,131	461,716
C&C Group plc	251,437	1,102,042
Glanbia plc	108,059	1,187,025
Irish Continental Group plc	108,821	449,397
Kingspan Group plc	51,144	2,339,630
Total Produce plc	630,211	906,390
		6,446,200

Israel 1.0%
Azrieli Group Ltd.	14,412	1,075,160
Cellcom Israel Ltd. *	56,099	130,271
Clal Insurance Enterprises Holdings Ltd. *	20,334	302,814
Delek Group Ltd.	3,870	543,658
El Al Israel Airlines *	1,153,092	302,418
Elbit Systems Ltd.	11,538	1,781,965
First International Bank of Israel Ltd. *	29,371	761,155
Gazit-Globe Ltd.	121,877	1,204,358
Harel Insurance Investments & Financial Services Ltd.	51,885	403,971
Israel Discount Bank Ltd., A Shares	672,736	2,802,789
Mizrahi Tefahot Bank Ltd.	63,425	1,460,441
Nice Ltd. *	14,100	2,158,479
Oil Refineries Ltd. *	1,710,610	848,341
Partner Communications Co., Ltd. *	122,978	529,773
Paz Oil Co., Ltd.	8,976	1,192,309
Phoenix Holdings Ltd.	51,030	309,439
Shikun & Binui Ltd.	141,227	453,990
Shufersal Ltd.	49,136	332,607
The Israel Corp., Ltd. *	6,747	1,303,633
Tower Semiconductor Ltd. *	72,336	1,372,043
		19,269,614

Italy 2.4%
ACEA S.p.A.	51,946	1,010,250
Amplifon S.p.A.	31,700	815,489
Anima Holding S.p.A.	277,133	1,001,032
Astaldi S.p.A. *(a)	938,450	661,420
ASTM S.p.A.	46,994	1,452,165
Autogrill S.p.A.	147,142	1,418,661
Azimut Holding S.p.A.	101,108	1,784,307
Banca Carige S.p.A. *(a)(b)	136,245,279	225,060
Banca Generali S.p.A.	34,791	1,035,233
Banca IFIS S.p.A.	16,072	247,082
Banca Mediolanum S.p.A.	188,128	1,363,218
Banca Monte dei Paschi di Siena S.p.A. *	363,990	581,224
Banca Popolare di Sondrio Scarl	817,187	1,529,876
Buzzi Unicem S.p.A.	91,059	1,913,819
Cerved Group S.p.A.	116,803	942,210
Danieli & C Officine Meccaniche S.p.A.	46,497	759,880
Davide Campari-Milano S.p.A.	132,201	1,241,124
Security	Number of Shares	Value ($)
De'Longhi S.p.A.	47,226	918,455
DiaSorin S.p.A.	5,999	711,509
Enav S.p.A.	201,542	1,140,813
ERG S.p.A.	60,802	1,179,134
Esprinet S.p.A.	160,490	524,033
Ferrari N.V.	16,796	2,648,712
Fincantieri S.p.A. *	214,050	216,275
FinecoBank Banca Fineco S.p.A.	96,646	998,114
Freni Brembo S.p.A.	104,991	981,047
IMA Industria Macchine Automatiche S.p.A.	3,645	249,674
Infrastrutture Wireless Italiane S.p.A.	33,674	337,089
Interpump Group S.p.A.	28,644	818,257
Iren S.p.A.	729,362	1,983,928
Italgas S.p.A.	378,775	2,461,043
MARR S.p.A.	24,961	543,169
Mediaset S.p.A. *	598,234	1,838,067
Moncler S.p.A.	31,392	1,178,506
OVS S.p.A. *	650,866	1,191,982
Piaggio & C S.p.A.	100,369	324,741
Recordati S.p.A.	34,514	1,515,021
Salini Impregilo S.p.A *(a)	391,631	762,941
Salvatore Ferragamo Italia S.p.A.	37,526	717,824
Societa Cattolica di Assicurazioni SC	195,396	1,593,407
Societa Iniziative Autostradali e Servizi S.p.A.	56,861	956,180
Tod's S.p.A. (a)	17,344	888,154
UnipolSai Assicurazioni S.p.A.	730,402	1,853,234
		46,513,359

Japan 34.6%
ABC-Mart, Inc.	19,581	1,252,579
Acom Co., Ltd.	85,916	303,533
Adastria Co., Ltd.	60,564	1,173,108
ADEKA Corp.	146,177	1,775,139
Advantest Corp.	54,601	2,245,357
Aeon Delight Co., Ltd.	25,759	795,982
AEON Financial Service Co., Ltd.	90,975	1,333,620
Aeon Mall Co., Ltd.	101,565	1,598,899
Ahresty Corp.	80,636	402,629
Aica Kogyo Co., Ltd.	42,492	1,214,972
Aichi Steel Corp.	36,052	1,056,307
Aida Engineering Ltd.	92,762	701,756
Ain Holdings, Inc.	15,988	864,583
Aisan Industry Co., Ltd.	118,157	801,480
Alconix Corp.	30,082	325,916
Alpen Co., Ltd.	39,726	579,731
Amano Corp.	59,151	1,769,320
Anritsu Corp. (a)	75,079	1,406,869
AOKI Holdings, Inc.	75,204	736,134
Aoyama Trading Co., Ltd.	97,029	1,718,541
Aozora Bank Ltd.	89,065	2,059,961
Arata Corp.	39,974	1,370,817
Arcland Sakamoto Co., Ltd.	55,306	626,814
Arcs Co., Ltd.	103,640	2,151,010
Asahi Diamond Industrial Co., Ltd.	97,231	549,612
Asahi Holdings, Inc.	44,684	945,081
ASKUL Corp.	23,690	647,014
Autobacs Seven Co., Ltd.	104,179	1,747,031
Avex, Inc.	70,329	832,857
Axial Retailing, Inc.	25,350	907,532
Azbil Corp.	111,792	2,854,174
Belc Co., Ltd.	11,826	569,324
Belluna Co., Ltd.	33,502	198,528
Benesse Holdings, Inc.	88,090	2,255,675
BML, Inc.	20,100	570,931
Bunka Shutter Co., Ltd.	109,950	906,366

44
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Calbee, Inc.	50,972	1,555,884
Canon Electronics, Inc.	32,855	555,296
Canon Marketing Japan, Inc.	88,770	1,809,772
Capcom Co., Ltd.	43,159	1,125,074
Cawachi Ltd.	45,236	859,162
Central Glass Co., Ltd.	79,402	1,648,707
Chiyoda Co., Ltd.	49,198	709,152
Chiyoda Corp. *	486,365	1,356,296
Chubu Shiryo Co., Ltd.	51,528	543,218
Chudenko Corp.	34,466	729,616
Chugoku Marine Paints Ltd.	76,689	617,731
CKD Corp.	81,011	807,477
Cocokara fine, Inc.	40,074	2,201,059
Colowide Co., Ltd.	12,844	249,511
CONEXIO Corp.	20,362	257,822
Cosmos Pharmaceutical Corp.	6,168	1,259,807
Create SD Holdings Co., Ltd.	23,356	526,112
Credit Saison Co., Ltd.	221,880	2,470,791
CyberAgent, Inc.	44,044	1,987,571
Daido Metal Co., Ltd.	86,266	486,818
Daifuku Co., Ltd.	35,162	1,662,944
Daihen Corp.	30,176	867,086
Daiho Corp.	26,968	663,116
Daiichikosho Co., Ltd.	33,477	1,510,715
Daikyonishikawa Corp.	99,438	682,937
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	31,281	819,268
Daio Paper Corp. (a)	109,221	1,318,122
Daiseki Co., Ltd.	26,230	640,769
Daiwabo Holdings Co., Ltd.	36,999	1,441,338
DCM Holdings Co., Ltd.	202,200	2,007,808
DeNA Co., Ltd.	122,592	2,590,549
Descente Ltd.	35,261	482,682
Dexerials Corp.	79,990	540,325
Disco Corp.	12,841	2,334,837
DMG Mori Co., Ltd.	72,477	983,931
Doshisha Co., Ltd.	40,252	651,874
Doutor Nichires Holdings Co., Ltd.	42,872	815,879
DTS Corp.	37,012	773,401
Duskin Co., Ltd.	62,660	1,609,815
DyDo Group Holdings, Inc.	15,323	626,519
Eagle Industry Co., Ltd.	58,876	542,472
Earth Corp.	15,336	739,746
Eizo Corp.	19,305	644,743
Exedy Corp.	69,523	1,304,723
Ezaki Glico Co., Ltd.	48,204	2,093,555
F-Tech, Inc.	32,056	207,777
FamilyMart UNY Holdings Co., Ltd.	79,670	1,838,914
Fancl Corp.	26,082	633,959
FCC Co., Ltd.	53,026	964,155
Feed One Co., Ltd.	208,276	310,025
Foster Electric Co., Ltd.	93,296	1,541,676
FP Corp.	14,266	939,463
Fuji Co., Ltd.	56,896	983,063
Fuji Corp.	86,692	1,163,843
Fuji Media Holdings, Inc.	37,898	492,001
Fuji Oil Co., Ltd.	292,475	642,015
Fuji Oil Holdings, Inc.	41,917	1,167,729
Fuji Seal International, Inc.	27,208	740,277
Fuji Soft, Inc.	21,121	908,355
Fujimori Kogyo Co., Ltd.	28,087	781,657
Fujitec Co., Ltd.	119,524	1,410,934
Fujitsu General Ltd.	84,688	1,364,327
Fukuoka Financial Group, Inc.	110,952	1,910,785
Fukuyama Transporting Co., Ltd.	34,985	1,212,914
Funai Electric Co., Ltd. *	85,095	456,160
Furukawa Co., Ltd.	63,743	792,696
Futaba Corp.	45,786	559,465
Security	Number of Shares	Value ($)
Futaba Industrial Co., Ltd.	202,047	1,330,546
Fuyo General Lease Co., Ltd.	11,886	683,071
G-Tekt Corp.	62,351	902,854
Geo Holdings Corp.	106,360	1,335,700
Glory Ltd.	85,643	2,354,386
Gree, Inc.	228,093	1,025,016
GS Yuasa Corp.	128,123	2,148,560
GungHo Online Entertainment, Inc.	75,532	1,717,785
Gunze Ltd.	26,900	1,115,078
H-One Co., Ltd.	33,268	194,634
Hakuto Co., Ltd.	22,758	232,200
Hamakyorex Co., Ltd.	17,489	602,217
Hamamatsu Photonics K.K.	47,792	1,652,425
Happinet Corp.	27,108	315,402
Hazama Ando Corp.	285,165	1,904,772
Heiwa Corp.	68,186	1,375,347
Heiwa Real Estate Co., Ltd.	13,422	314,354
Heiwado Co., Ltd.	65,793	1,219,227
Hikari Tsushin, Inc.	8,995	2,110,090
Hirose Electric Co., Ltd.	22,800	2,592,642
HIS Co., Ltd.	33,665	823,349
Hisamitsu Pharmaceutical Co., Inc.	38,066	1,542,077
Hitachi Capital Corp.	33,823	675,536
Hitachi Chemical Co., Ltd.	147,228	4,604,993
Hitachi High-Technologies Corp.	75,069	4,059,504
Hitachi Transport System Ltd.	54,076	1,696,482
Hitachi Zosen Corp.	504,398	1,615,670
Hokkaido Electric Power Co., Inc.	361,889	1,837,658
Hokuetsu Corp.	280,625	1,401,208
Hokuhoku Financial Group, Inc.	141,666	1,307,953
Horiba Ltd.	31,779	1,634,682
Hoshizaki Corp.	26,722	1,923,370
Hosiden Corp.	149,283	1,406,406
House Foods Group, Inc.	49,589	1,892,086
Hulic Co., Ltd.	142,357	1,359,932
IDOM, Inc. (a)	162,087	635,246
Iino Kaiun Kaisha Ltd.	154,895	472,806
Inaba Denki Sangyo Co., Ltd.	47,523	2,131,136
Inabata & Co., Ltd.	155,409	1,818,437
Internet Initiative Japan, Inc.	33,437	744,059
Iriso Electronics Co., Ltd.	5,798	278,033
Iseki & Co., Ltd.	42,972	548,562
Ishihara Sangyo Kaisha Ltd.	62,558	510,978
Ito En Ltd.	41,792	1,911,538
Itochu Enex Co., Ltd.	166,201	1,269,857
Itochu Techno-Solutions Corp.	70,934	1,956,708
Itoham Yonekyu Holdings, Inc.	414,731	2,570,945
Iwatani Corp.	80,257	2,653,936
Izumi Co., Ltd.	39,949	1,522,386
Jaccs Co., Ltd.	38,554	803,080
Jafco Co., Ltd.	23,758	832,632
Japan Airport Terminal Co., Ltd.	25,199	1,005,396
Japan Aviation Electronics Industry Ltd.	83,206	1,101,365
Japan Exchange Group, Inc.	154,789	2,452,825
Japan Petroleum Exploration Co., Ltd.	67,096	1,640,342
Japan Post Insurance Co., Ltd.	56,475	811,916
Japan Pulp & Paper Co., Ltd.	36,724	1,293,964
Joshin Denki Co., Ltd.	58,850	1,076,704
Joyful Honda Co., Ltd.	109,682	1,397,052
Juki Corp.	29,760	230,465
JVC Kenwood Corp.	470,535	1,356,481
Kadokawa Dwango *	78,501	1,172,948
Kaga Electronics Co., Ltd.	58,958	885,384
Kagome Co., Ltd.	59,498	1,503,355
Kakaku.com, Inc.	35,715	895,357
Kaken Pharmaceutical Co., Ltd.	28,872	1,384,507
Kameda Seika Co., Ltd.	12,026	531,367
Kamigumi Co., Ltd.	123,418	2,894,036

45
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Kanamoto Co., Ltd.	38,696	1,002,170
Kandenko Co., Ltd.	164,233	1,409,546
Kanematsu Corp.	214,687	2,443,279
Kansai Paint Co., Ltd.	137,114	2,856,084
Kasai Kogyo Co., Ltd.	117,214	788,457
Kato Sangyo Co., Ltd.	63,094	1,851,597
Kato Works Co., Ltd.	12,302	195,752
Keihan Holdings Co., Ltd.	57,242	2,399,801
Keihin Corp.	117,849	1,610,993
Keikyu Corp.	145,894	2,677,484
Keisei Electric Railway Co., Ltd.	61,860	2,436,053
KH Neochem Co., Ltd.	23,492	491,330
Kintetsu World Express, Inc.	59,053	790,007
Kissei Pharmaceutical Co., Ltd.	24,855	569,245
Kitz Corp.	129,280	836,736
Kobayashi Pharmaceutical Co., Ltd.	20,966	1,572,277
Kohnan Shoji Co., Ltd.	56,080	1,223,621
Kokusai Pulp & Paper Co., Ltd.	131,516	371,707
Kokuyo Co., Ltd.	120,087	1,604,252
Komeri Co., Ltd.	60,154	1,233,739
Komori Corp.	71,331	703,599
Konami Holdings Corp.	50,974	2,312,307
Konishi Co., Ltd.	42,775	583,927
Konoike Transport Co., Ltd.	58,539	917,145
Kose Corp.	8,433	1,449,925
Kumagai Gumi Co., Ltd.	44,683	1,234,260
Kura Sushi, Inc. (a)	5,356	213,443
Kurabo Industries Ltd.	46,181	841,434
Kureha Corp.	20,349	1,094,661
Kurita Water Industries Ltd.	107,868	2,807,850
Kusuri no Aoki Holdings Co., Ltd.	3,702	284,595
KYB Corp. *	70,884	1,962,007
Kyoei Steel Ltd.	45,516	721,687
Kyokuto Kaihatsu Kogyo Co., Ltd.	54,249	614,834
Kyokuyo Co., Ltd.	23,296	628,352
KYORIN Holdings, Inc.	51,195	855,621
Kyoritsu Maintenance Co., Ltd.	12,216	483,369
Kyowa Exeo Corp.	105,994	2,556,358
Kyowa Kirin Co., Ltd.	144,696	2,651,408
Kyudenko Corp.	37,555	1,165,799
Kyushu Financial Group, Inc.	247,762	966,352
Lawson, Inc.	41,033	2,037,250
Life Corp.	42,091	829,567
Lintec Corp.	69,995	1,359,741
Lion Corp.	125,726	2,445,939
LIXIL VIVA Corp.	21,032	274,628
M3, Inc.	39,333	835,611
Mabuchi Motor Co., Ltd.	47,980	1,701,867
Macnica Fuji Electronics Holdings, Inc.	99,832	1,282,876
Maeda Corp.	144,567	1,168,576
Maeda Road Construction Co., Ltd.	92,680	2,054,511
Makino Milling Machine Co., Ltd.	28,796	1,167,900
Mandom Corp.	29,038	715,110
Marudai Food Co., Ltd.	78,813	1,585,987
Maruha Nichiro Corp.	45,317	1,171,082
Marui Group Co., Ltd.	115,950	2,310,370
Maruichi Steel Tube Ltd.	54,726	1,332,253
Maruzen Showa Unyu Co., Ltd.	12,174	355,546
Max Co., Ltd.	46,093	744,297
Maxell Holdings Ltd.	81,481	1,102,329
MCJ Co., Ltd.	38,368	244,352
Mebuki Financial Group, Inc.	657,388	1,467,813
Megmilk Snow Brand Co., Ltd.	86,899	2,001,677
Meidensha Corp.	77,409	1,275,504
Meitec Corp.	18,202	939,724
Ministop Co., Ltd.	15,134	205,741
Miraca Holdings, Inc.	104,674	2,310,530
Mirait Holdings Corp.	101,932	1,506,725
Security	Number of Shares	Value ($)
Mitsuba Corp.	206,917	1,054,615
Mitsubishi Logistics Corp.	67,978	1,668,309
Mitsubishi Pencil Co., Ltd.	34,747	540,789
Mitsubishi Steel Manufacturing Co., Ltd.	21,538	214,274
Mitsubishi UFJ Lease & Finance Co., Ltd.	260,794	1,410,295
Mitsuboshi Belting Ltd.	27,541	453,287
Mitsui E&S Holdings Co., Ltd. *	234,508	1,782,919
Mitsui Matsushima Holdings Co., Ltd.	19,548	212,893
Mitsui Sugar Co., Ltd.	22,812	467,867
Mitsui-Soko Holdings Co., Ltd.	43,208	658,632
Miura Co., Ltd.	37,901	1,046,567
Mizuno Corp.	41,012	1,062,923
Mochida Pharmaceutical Co., Ltd.	19,424	759,429
Modec, Inc.	10,484	237,839
Morinaga & Co., Ltd.	27,227	1,346,665
Morinaga Milk Industry Co., Ltd.	87,720	3,627,969
Morita Holdings Corp.	35,276	529,747
MOS Food Services, Inc.	22,560	497,555
Musashi Seimitsu Industry Co., Ltd.	62,442	724,161
Nabtesco Corp.	99,601	2,866,655
Nachi-Fujikoshi Corp.	30,901	1,238,718
Namura Shipbuilding Co., Ltd.	201,232	449,310
Nankai Electric Railway Co., Ltd.	79,350	2,032,622
NEC Networks & System Integration Corp.	38,311	1,001,583
NET One Systems Co., Ltd.	52,989	1,421,760
Nexon Co., Ltd. *	134,514	1,810,924
Nichi-iko Pharmaceutical Co., Ltd.	50,980	546,086
Nichias Corp.	68,670	1,142,505
Nichicon Corp.	102,348	900,589
Nichiha Corp.	32,087	815,287
NichiiGakkan Co., Ltd.	58,014	900,721
Nifco, Inc.	77,088	1,773,507
Nihon Kohden Corp.	54,917	1,525,228
Nihon Parkerizing Co., Ltd.	84,966	941,354
Nihon Unisys Ltd.	48,991	1,585,417
Nikkiso Co., Ltd.	74,479	780,961
Nippo Corp.	89,384	1,589,872
Nippon Chemi-Con Corp.	24,304	317,581
Nippon Denko Co., Ltd.	141,442	209,208
Nippon Densetsu Kogyo Co., Ltd.	43,709	836,337
Nippon Flour Mills Co., Ltd.	87,329	1,363,269
Nippon Gas Co., Ltd.	32,120	975,901
Nippon Holdings Co., Ltd.	63,649	1,419,952
Nippon Kayaku Co., Ltd.	194,814	2,123,508
Nippon Koei Co., Ltd.	25,269	618,245
Nippon Light Metal Holdings Co., Ltd.	1,228,392	2,129,390
Nippon Paint Holdings Co., Ltd.	52,737	2,499,101
Nippon Seiki Co., Ltd.	91,593	1,419,478
Nippon Sheet Glass Co., Ltd.	245,936	1,443,479
Nippon Shinyaku Co., Ltd.	13,587	1,117,476
Nippon Signal Co., Ltd.	89,900	978,233
Nippon Soda Co., Ltd.	47,966	1,103,519
Nippon Suisan Kaisha Ltd.	377,742	2,192,181
Nippon Television Holdings, Inc.	33,248	438,838
Nippon Yakin Kogyo Co., Ltd. (a)	120,810	242,428
Nipro Corp.	140,547	1,479,024
Nishi-Nippon Financial Holdings, Inc.	150,175	947,923
Nishi-Nippon Railroad Co., Ltd.	94,767	2,178,449
Nishimatsu Construction Co., Ltd.	89,061	1,594,196
Nishimatsuya Chain Co., Ltd.	81,828	695,359
Nishio Rent All Co., Ltd.	25,804	679,712
Nissan Chemical Corp.	51,042	2,161,513
Nissan Shatai Co., Ltd.	215,547	1,912,905
Nissha Co., Ltd.	52,382	466,846
Nissin Electric Co., Ltd.	28,898	341,946
Nissin Kogyo Co., Ltd.	84,568	1,093,102
Nittetsu Mining Co., Ltd.	19,352	711,947

46
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Nitto Boseki Co., Ltd.	35,949	990,295
Nitto Kogyo Corp.	49,218	921,345
NOF Corp.	50,511	1,639,365
Nojima Corp.	44,188	753,917
Nomura Co., Ltd.	43,886	557,335
Nomura Research Institute Ltd.	172,146	3,426,864
Noritake Co., Ltd.	16,438	600,097
Noritz Corp.	83,281	901,501
North Pacific Bank Ltd.	717,031	1,438,858
NS Solutions Corp.	25,999	869,532
NS United Kaiun Kaisha Ltd.	11,090	223,900
NSD Co., Ltd.	28,795	857,244
Obic Co., Ltd.	12,260	1,403,354
Oiles Corp.	40,117	570,697
Okabe Co., Ltd.	59,911	450,412
Okamoto Industries, Inc.	11,705	443,852
Okamura Corp.	107,853	1,061,815
Okasan Securities Group, Inc.	240,818	794,068
Oki Electric Industry Co., Ltd.	189,163	2,653,575
OKUMA Corp.	34,259	1,678,334
Okumura Corp.	44,270	1,164,462
Onoken Co., Ltd.	29,568	361,574
Onward Holdings Co., Ltd.	290,683	1,374,750
Open House Co., Ltd.	15,649	711,352
Oracle Corp. Japan	13,016	1,122,016
Orient Corp.	601,937	759,900
Osaka Soda Co., Ltd.	27,320	634,966
Osaki Electric Co., Ltd.	42,790	266,467
OSG Corp.	62,268	1,179,716
Pacific Industrial Co., Ltd.	57,001	772,758
PALTAC Corp.	46,690	2,309,317
Paramount Bed Holdings Co., Ltd.	19,664	721,572
Park24 Co., Ltd.	66,918	1,373,728
Penta-Ocean Construction Co., Ltd.	352,572	1,830,206
Persol Holdings Co., Ltd.	122,559	2,490,553
Pigeon Corp.	27,079	984,737
Pilot Corp.	16,544	580,587
Piolax, Inc.	30,071	499,743
Plenus Co., Ltd.	53,104	867,515
Pola Orbis Holdings, Inc.	35,413	842,746
Press Kogyo Co., Ltd.	253,065	1,056,176
Prima Meat Packers Ltd.	57,206	1,132,317
Raito Kogyo Co., Ltd.	54,543	714,770
Raiznext Corp.	61,356	667,058
Rakuten, Inc.	342,283	3,227,898
Relia, Inc.	62,063	785,252
Relo Group, Inc.	27,834	705,651
Rengo Co., Ltd.	324,958	2,329,766
Resorttrust, Inc.	49,420	772,413
Restar Holdings Corp.	59,688	946,393
Riken Corp.	14,976	512,862
Rinnai Corp.	37,149	2,334,390
Riso Kagaku Corp.	37,820	667,359
Rohto Pharmaceutical Co., Ltd.	51,836	1,287,293
Round One Corp.	68,577	1,120,930
Royal Holdings Co., Ltd.	25,768	628,997
Ryobi Ltd.	57,030	858,042
Ryosan Co., Ltd.	71,253	1,740,629
Ryoyo Electro Corp.	50,735	837,418
S Foods, Inc.	20,884	593,200
Saizeriya Co., Ltd.	39,020	968,653
Sakai Chemical Industry Co., Ltd.	30,425	660,410
Sakata INX Corp.	74,598	638,839
Sakata Seed Corp.	15,699	531,706
Sala Corp.	48,090	265,946
San-A Co., Ltd.	24,019	999,047
Sanden Holdings Corp. *	120,346	561,225
Sangetsu Corp.	70,727	1,339,978
Security	Number of Shares	Value ($)
Sanken Electric Co., Ltd.	43,005	750,749
Sanki Engineering Co., Ltd.	72,567	860,727
Sankyo Co., Ltd.	38,763	1,342,070
Sankyo Tateyama, Inc.	112,757	1,219,511
Sankyu, Inc.	52,215	2,646,537
Sanoh Industrial Co., Ltd.	56,760	236,890
Sanrio Co., Ltd.	41,569	793,432
Sanshin Electronics Co., Ltd.	24,412	340,841
Sanwa Holdings Corp.	210,044	2,338,989
Sanyo Chemical Industries Ltd.	16,029	699,933
Sanyo Denki Co., Ltd.	14,197	565,767
Sanyo Shokai Ltd.	43,276	530,834
Sanyo Special Steel Co., Ltd.	57,133	744,406
Sapporo Holdings Ltd.	109,033	2,632,734
Sato Holdings Corp.	24,900	620,477
Sawai Pharmaceutical Co., Ltd.	28,477	1,513,122
SBI Holdings, Inc.	104,372	2,089,505
SCREEN Holdings Co., Ltd.	36,883	2,119,613
SCSK Corp.	26,665	1,316,356
Seibu Holdings, Inc.	160,168	2,720,645
Seiko Holdings Corp.	48,046	1,008,946
Seiren Co., Ltd.	51,908	595,149
Sekisui Jushi Corp.	30,695	548,285
Senko Group Holdings Co., Ltd.	192,260	1,528,734
Senshu Ikeda Holdings, Inc.	273,731	461,612
Seven Bank Ltd.	420,043	1,100,117
Sharp Corp.	89,101	920,012
Shibuya Corp.	8,694	223,524
Shima Seiki Manufacturing Ltd.	18,140	436,645
Shimachu Co., Ltd.	70,730	1,668,547
Shindengen Electric Manufacturing Co., Ltd.	15,793	456,032
Shinko Electric Industries Co., Ltd.	126,131	993,410
Shinko Shoji Co., Ltd.	22,358	395,365
Shinmaywa Industries Ltd.	122,030	1,426,720
Shinsei Bank Ltd.	91,396	1,251,965
Shinsho Corp.	18,272	363,219
Ship Healthcare Holdings, Inc.	38,302	1,771,754
Shizuoka Gas Co., Ltd.	141,774	1,171,377
SHO-BOND Holdings Co., Ltd.	18,580	654,663
Shochiku Co., Ltd. (a)	5,026	584,776
Shoei Foods Corp.	9,578	270,254
Showa Corp.	89,470	1,146,349
Siix Corp.	67,778	863,947
Sintokogio Ltd.	91,696	780,079
SKY Perfect JSAT Holdings, Inc.	236,250	950,386
Sohgo Security Services Co., Ltd.	47,335	2,390,274
Sony Financial Holdings, Inc.	88,813	2,053,296
Sotetsu Holdings, Inc.	52,621	1,403,458
Square Enix Holdings Co., Ltd.	50,767	2,027,906
St Marc Holdings Co., Ltd.	24,718	578,682
Starts Corp., Inc.	33,301	745,112
Starzen Co., Ltd.	28,148	1,063,390
Sugi Holdings Co., Ltd.	44,607	2,340,770
SUMCO Corp.	161,885	2,008,597
Sumitomo Bakelite Co., Ltd.	36,156	1,292,685
Sumitomo Dainippon Pharma Co., Ltd.	81,001	1,416,344
Sumitomo Mitsui Construction Co., Ltd.	217,070	1,077,732
Sumitomo Osaka Cement Co., Ltd.	56,259	2,350,640
Sumitomo Riko Co., Ltd.	108,255	776,128
Sumitomo Seika Chemicals Co., Ltd.	16,223	476,091
Sundrug Co., Ltd.	84,326	2,625,629
Suruga Bank Ltd. *(a)	314,084	1,183,604
Sushiro Global Holdings Ltd.	13,170	831,306
T-Gaia Corp.	49,868	1,002,575
Tachi-S Co., Ltd.	94,360	1,060,544
Tachibana Eletech Co., Ltd.	51,978	739,920
Tadano Ltd.	175,228	1,550,135

47
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Taihei Dengyo Kaisha Ltd.	27,271	615,585
Taikisha Ltd.	42,034	1,259,297
Taisho Pharmaceutical Holdings Co., Ltd.	21,891	1,526,152
Taiyo Holdings Co., Ltd.	7,646	235,910
Taiyo Nippon Sanso Corp.	100,509	1,994,177
Taiyo Yuden Co., Ltd. (a)	116,489	2,193,806
Takamatsu Construction Group Co., Ltd.	23,993	509,720
Takara Holdings, Inc.	130,757	1,273,755
Takara Standard Co., Ltd.	74,465	1,182,095
Takasago International Corp.	24,768	597,120
Takasago Thermal Engineering Co., Ltd.	79,886	1,295,245
Takeuchi Manufacturing Co., Ltd.	35,154	521,622
Takuma Co., Ltd.	60,126	694,470
Tamron Co., Ltd.	28,171	581,759
Tamura Corp.	57,988	290,090
TechnoPro Holdings, Inc.	11,885	690,852
The 77 Bank Ltd.	47,811	623,847
The Awa Bank Ltd.	23,390	503,300
The Bank of Kyoto Ltd.	27,461	986,987
The Chiba Bank Ltd.	484,628	2,419,830
The Chugoku Bank Ltd.	128,548	1,075,422
The Gunma Bank Ltd.	393,756	1,283,523
The Hachijuni Bank Ltd.	364,798	1,312,854
The Hiroshima Bank Ltd.	281,789	1,287,556
The Hokkoku Bank Ltd.	19,627	450,804
The Hyakugo Bank Ltd.	153,424	469,761
The Hyakujushi Bank Ltd.	28,460	537,320
The Iyo Bank Ltd.	231,798	1,107,180
The Japan Steel Works Ltd.	75,254	1,342,087
The Japan Wool Textile Co., Ltd.	105,131	898,335
The Juroku Bank Ltd.	35,729	721,009
The Keiyo Bank Ltd.	126,630	726,531
The Kiyo Bank Ltd.	59,766	819,252
The Musashino Bank Ltd.	30,162	502,108
The Nanto Bank Ltd.	30,827	658,680
The Nippon Road Co., Ltd.	13,475	761,694
The Nisshin Oillio Group Ltd.	51,516	1,601,609
The Ogaki Kyoritsu Bank Ltd.	32,844	681,974
The Oita Bank Ltd.	7,988	224,638
The Okinawa Electric Power Co., Inc.	80,004	1,217,264
The San-In Godo Bank Ltd.	110,023	630,213
The Shiga Bank Ltd.	30,065	657,128
The Shizuoka Bank Ltd.	336,172	2,273,979
The Sumitomo Warehouse Co., Ltd.	79,986	1,058,744
THK Co., Ltd.	99,786	2,320,146
Toa Corp.	45,343	548,926
Toagosei Co., Ltd.	173,914	1,700,718
Toda Corp.	280,811	1,563,515
Toei Co., Ltd.	5,313	766,329
Toho Co., Ltd.	61,301	2,601,734
Toho Zinc Co., Ltd.	33,133	577,475
Tokai Carbon Co., Ltd. (a)	83,681	801,767
TOKAI Holdings Corp.	144,489	1,339,462
Tokai Rika Co., Ltd.	127,991	2,023,354
Tokai Tokyo Financial Holdings, Inc.	254,264	656,351
Token Corp.	15,593	918,143
Tokuyama Corp.	76,893	1,623,413
Tokyo Broadcasting System Holdings, Inc.	42,886	686,451
Tokyo Century Corp.	23,226	936,523
Tokyo Dome Corp.	93,009	905,161
Tokyo Ohka Kogyo Co., Ltd.	39,300	1,329,191
Tokyo Seimitsu Co., Ltd.	36,983	982,892
Tokyo Steel Manufacturing Co., Ltd.	116,646	905,519
Tokyo Tatemono Co., Ltd.	179,040	2,336,148
Tokyu Construction Co., Ltd.	94,417	652,011
TOMONY Holdings, Inc.	69,562	211,678
Tomy Co., Ltd.	86,556	902,704
Security	Number of Shares	Value ($)
Tonami Holdings Co., Ltd.	5,592	226,799
Topcon Corp.	73,697	852,607
Toppan Forms Co., Ltd.	119,130	1,062,849
Topre Corp.	66,313	1,031,445
Topy Industries Ltd.	54,420	933,617
Toshiba Machine Co., Ltd.	46,048	894,540
Toshiba Plant Systems & Services Corp.	34,862	566,883
Toshiba TEC Corp.	37,247	1,082,547
Totetsu Kogyo Co., Ltd.	31,705	922,968
Towa Pharmaceutical Co., Ltd.	9,530	218,621
Toyo Construction Co., Ltd.	152,767	610,233
Toyo Ink SC Holdings Co., Ltd.	78,741	1,632,757
Toyo Tire Corp.	193,055	2,362,603
Toyobo Co., Ltd.	178,318	2,272,969
Toyota Boshoku Corp.	153,728	2,073,941
TPR Co., Ltd.	59,149	917,229
Trancom Co., Ltd.	9,327	497,346
Transcosmos, Inc.	43,221	1,032,222
Trend Micro, Inc.	44,353	2,151,943
Trusco Nakayama Corp.	43,559	988,177
TSI Holdings Co., Ltd.	214,698	1,074,046
Tsubaki Nakashima Co., Ltd.	34,963	522,411
Tsubakimoto Chain Co.	52,374	1,591,278
Tsukishima Kikai Co., Ltd.	43,137	536,444
Tsumura & Co.	47,224	1,296,886
TV Asahi Holdings Corp.	34,727	549,966
UACJ Corp.	78,584	1,148,276
Ulvac, Inc.	39,592	1,613,222
Unipres Corp.	129,515	2,015,722
United Arrows Ltd.	31,920	960,803
United Super Markets Holdings, Inc.	173,156	1,561,169
Unizo Holdings Co., Ltd. (a)	14,592	591,131
Ushio, Inc.	138,108	1,773,435
USS Co., Ltd.	94,856	1,794,440
Valor Holdings Co., Ltd.	87,785	1,474,593
Vital KSK Holdings, Inc.	55,506	546,981
VT Holdings Co., Ltd.	172,736	732,311
Wacoal Holdings Corp.	74,849	1,749,497
Wacom Co., Ltd.	156,885	489,226
Wakita & Co., Ltd.	65,174	631,815
Warabeya Nichiyo Holdings Co., Ltd.	58,289	962,651
Welcia Holdings Co., Ltd.	38,613	2,018,957
World Co., Ltd.	14,364	308,539
Xebio Holdings Co., Ltd.	72,612	770,962
YAMABIKO Corp.	65,395	634,574
Yamaguchi Financial Group, Inc.	194,036	1,233,919
Yamato Kogyo Co., Ltd.	40,270	986,026
Yamazen Corp.	138,398	1,224,323
Yaoko Co., Ltd.	20,203	898,376
Yellow Hat Ltd.	59,600	895,025
Yodogawa Steel Works Ltd.	65,954	1,107,259
Yokogawa Bridge Holdings Corp.	35,965	515,698
Yokohama Reito Co., Ltd.	84,995	824,767
Yorozu Corp.	73,258	864,092
Yoshinoya Holdings Co., Ltd. (a)	73,917	1,566,153
Yuasa Trading Co., Ltd.	41,692	1,149,677
Yurtec Corp.	107,594	672,051
Zenkoku Hosho Co., Ltd.	7,788	296,787
Zensho Holdings Co., Ltd.	62,160	1,410,159
Zeon Corp.	217,841	2,540,743
ZERIA Pharmaceutical Co., Ltd.	28,098	493,426
Zojirushi Corp. (a)	47,744	583,840
ZOZO, Inc.	36,749	734,668
		660,612,847

48
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(b)	8,470	—

Netherlands 1.7%
Accell Group N.V.	35,037	864,293
Altice Europe N.V. *	951,236	4,212,193
Altice Europe N.V., Class B *	86,864	383,593
AMG Advanced Metallurgical Group N.V. (a)	9,159	204,047
Arcadis N.V.	128,207	2,429,845
ASM International N.V.	26,413	2,223,435
BE Semiconductor Industries N.V.	42,708	1,262,814
Brunel International N.V.	48,265	555,968
Corbion N.V.	59,791	1,701,431
Eurocommercial Properties N.V.	28,658	735,339
ForFarmers N.V.	98,812	649,636
Fugro N.V. CVA *(a)	205,559	1,454,213
GrandVision N.V.	29,672	897,944
IMCD N.V.	9,406	660,863
Intertrust N.V.	21,191	440,361
Koninklijke BAM Groep N.V.	503,809	1,479,149
Koninklijke Volkerwessels N.V.	57,387	985,880
Koninklijke Vopak N.V.	45,576	2,176,263
NSI N.V.	13,417	582,154
OCI N.V. *	35,144	771,531
PostNL N.V.	730,123	1,457,337
SBM Offshore N.V.	142,191	2,384,833
Sligro Food Group N.V.	52,195	1,477,229
TKH Group N.V.	32,595	1,563,597
TomTom N.V. *	49,755	607,432
Wereldhave N.V.	31,482	630,639
		32,792,019

New Zealand 1.1%
Air New Zealand Ltd.	965,959	1,745,445
Auckland International Airport Ltd.	236,551	1,435,234
Chorus Ltd.	454,000	1,443,142
EBOS Group Ltd.	84,174	1,259,260
Fisher & Paykel Healthcare Corp., Ltd.	141,757	1,488,612
Freightways Ltd.	47,282	237,671
Genesis Energy Ltd.	611,595	1,326,921
Infratil Ltd.	553,860	1,589,404
Mainfreight Ltd.	53,973	1,400,778
Mercury NZ Ltd.	543,308	1,776,714
Meridian Energy Ltd.	804,827	2,527,870
SKY Network Television Ltd.	1,558,355	1,081,140
SKYCITY Entertainment Group Ltd.	597,446	1,439,411
Z Energy Ltd.	403,785	1,614,590
		20,366,192

Norway 1.5%
Adevinta A.S.A., Class A *	22,526	282,495
Adevinta A.S.A., Class B *	39,428	491,862
Aker A.S.A., A Shares	19,418	995,822
Aker BP A.S.A.	14,585	387,278
Aker Solutions A.S.A. *	268,361	803,057
Atea A.S.A. *	105,178	1,344,430
Austevoll Seafood A.S.A.	79,325	814,919
Bakkafrost P/F	16,834	989,936
Borregaard A.S.A.	87,268	873,998
BW LPG Ltd. *	203,235	1,002,979
BW Offshore Ltd. *	57,237	371,785
DOF A.S.A. *	645,507	185,013
Elkem A.S.A.	109,922	277,393
Security	Number of Shares	Value ($)
Entra A.S.A.	50,554	761,676
Europris A.S.A.	250,114	687,753
Gjensidige Forsikring A.S.A.	134,991	2,608,282
Kongsberg Automotive A.S.A. *	689,153	432,128
Kongsberg Gruppen A.S.A.	69,754	913,840
Kvaerner A.S.A.	163,559	212,301
Leroy Seafood Group A.S.A.	151,576	994,721
PGS A.S.A. *	874,866	1,048,158
Salmar A.S.A.	21,629	1,027,504
Schibsted A.S.A., B Shares	29,198	846,481
Schibsted A.S.A., Class A	24,762	754,859
SpareBank 1 Nord Norge	114,009	850,099
SpareBank 1 SMN	103,604	1,092,215
SpareBank 1 SR-Bank A.S.A.	87,312	906,079
Storebrand A.S.A.	208,647	1,201,532
TGS Nopec Geophysical Co. A.S.A.	77,553	1,871,918
Tomra Systems A.S.A.	32,775	921,389
Veidekke A.S.A.	132,957	1,375,379
XXL A.S.A. *(a)	175,472	440,499
		27,767,780

Poland 1.1%
Alior Bank S.A. *	51,824	527,119
Asseco Poland S.A.	146,486	2,063,443
Bank Handlowy w Warszawie S.A.	17,279	219,253
Bank Millennium S.A. *	275,066	461,565
CCC S.A.	5,925	183,928
Ciech S.A. *	23,023	208,670
Cyfrowy Polsat S.A.	197,102	1,444,043
Enea S.A. *	671,709	1,467,057
Energa S.A. *	1,097,076	1,827,102
Eurocash S.A.	193,028	998,199
Grupa Azoty S.A. *	144,087	1,374,865
Grupa Lotos S.A.	115,766	2,510,044
Jastrzebska Spolka Weglowa S.A.	44,929	336,180
Kernel Holding S.A.	64,846	737,934
LPP S.A.	489	914,732
mBank S.A. *	6,480	526,303
Orange Polska S.A. *	2,140,342	3,435,260
PLAY Communications S.A.	207,206	1,792,469
Santander Bank Polska S.A.	11,900	913,783
		21,941,949

Portugal 0.4%
Banco Espirito Santo S.A. *(b)	45,383	—
CTT-Correios de Portugal S.A.	329,219	681,599
EDP Renovaveis S.A.	66,622	735,142
Mota-Engil, SGPS, S.A.	297,990	621,538
NOS, SGPS S.A.	197,559	1,162,868
REN - Redes Energeticas Nacionais, SGPS, S.A.	375,866	1,055,502
Semapa-Sociedade de Investimento e Gestao	40,611	539,358
Sonae, SGPS, S.A.	1,836,194	1,668,240
The Navigator Co. S.A.	344,424	1,165,200
		7,629,447

Republic of Korea 4.9%
AK Holdings, Inc.	5,584	153,517
AMOREPACIFIC Group	28,084	1,367,972
Asiana Airlines, Inc. *	222,538	1,058,261
BNK Financial Group, Inc.	397,837	2,200,626
Celltrion, Inc. *	3,442	446,146
Cheil Worldwide, Inc.	56,041	1,221,451
CJ ENM Co., Ltd.	7,771	1,032,284

49
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
CJ Hello Co., Ltd.	36,730	190,738
CJ Logistics Corp. *	7,673	905,873
Com2uSCorp	3,020	234,369
Daeduck Electronics Co.	66,173	515,180
Daesang Corp.	37,976	680,354
Daewoo Engineering & Construction Co., Ltd. *	273,903	945,234
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	21,540	485,484
DB HiTek Co., Ltd.	29,314	355,761
DGB Financial Group, Inc.	231,211	1,315,206
Dongkuk Steel Mill Co., Ltd. *	290,374	1,452,769
Dongwon Industries Co., Ltd.	1,170	221,201
Doosan Bobcat, Inc.	27,927	826,570
Doosan Corp.	20,166	1,673,216
Doosan Infracore Co., Ltd. *	274,651	1,401,315
Fila Korea Ltd.	5,066	239,236
Green Cross Corp.	2,753	245,469
Green Cross Holdings Corp.	11,855	181,067
GS Engineering & Construction Corp.	47,230	1,263,366
GS Home Shopping, Inc.	3,861	508,425
GS Retail Co., Ltd.	38,699	1,236,451
Halla Holdings Corp.	18,167	638,189
Hanjin Transportation Co., Ltd.	19,465	470,856
Hanon Systems	141,246	1,352,696
Hansol Paper Co., Ltd.	48,089	631,261
Hanssem Co., Ltd.	9,113	454,427
Hanwha Aerospace Co., Ltd. *	44,945	1,443,435
Hanwha General Insurance Co., Ltd.	237,520	641,230
Hanwha Life Insurance Co., Ltd.	713,033	1,495,235
Harim Holdings Co., Ltd.	76,368	609,053
HDC Holdings Co., Ltd.	48,192	503,306
Hite Jinro Co., Ltd.	47,652	865,506
Hotel Shilla Co., Ltd.	16,449	1,070,119
Huchems Fine Chemical Corp.	12,866	226,250
Hyosung Corp.	15,781	1,125,679
Hyundai Corp.	39,186	608,212
Hyundai Department Store Co., Ltd.	19,682	1,267,448
Hyundai Elevator Co., Ltd. *	3,532	229,489
Hyundai Greenfood Co., Ltd.	81,627	774,993
Hyundai Home Shopping Network Corp.	6,581	505,834
Hyundai Merchant Marine Co., Ltd. *	179,412	502,872
Hyundai Mipo Dockyard Co., Ltd.	5,122	174,433
Hyundai Rotem Co., Ltd. *	35,500	502,642
iMarketKorea, Inc.	100,330	948,424
Interpark Holdings Corp.	130,146	227,789
IS Dongseo Co., Ltd.	9,450	235,226
JB Financial Group Co., Ltd.	177,843	806,075
Kakao Corp.	6,822	757,531
Kangwon Land, Inc.	69,473	1,620,320
KCC Corp.	8,181	1,523,067
KEPCO Plant Service & Engineering Co., Ltd.	26,630	695,843
Kolon Corp.	22,239	278,160
Kolon Industries, Inc.	44,275	1,454,815
Korea Aerospace Industries Ltd.	41,400	1,343,257
Korea Investment Holdings Co., Ltd.	17,096	1,020,467
Korea PetroChemical Ind Co., Ltd.	6,135	592,607
Korean Reinsurance Co.	166,441	1,115,790
Kumho Petrochemical Co., Ltd.	22,439	1,302,342
Kumho Tire Co., Inc. *	328,427	1,111,703
LF Corp.	41,243	657,164
LG Hausys Ltd.	22,656	1,101,704
LG Innotek Co., Ltd.	26,419	2,148,418
LG International Corp.	143,623	2,039,476
Lotte Chilsung Beverage Co., Ltd.	4,780	513,024
Lotte Corp.	14,329	394,528
LOTTE Fine Chemical Co., Ltd.	18,480	665,204
Security	Number of Shares	Value ($)
LOTTE Himart Co., Ltd.	33,656	869,707
LS Corp.	55,262	2,062,202
LS Industrial Systems Co., Ltd.	20,321	770,898
Mando Corp.	81,322	2,289,437
Meritz Financial Group, Inc.	24,331	258,125
Meritz Fire & Marine Insurance Co., Ltd.	82,792	1,226,928
Meritz Securities Co., Ltd.	76,888	301,839
Mirae Asset Daewoo Co., Ltd.	127,500	783,158
Mirae Asset Life Insurance Co., Ltd.	185,733	632,527
NCSoft Corp.	3,819	1,693,129
Nexen Tire Corp.	72,244	556,480
NH Investment & Securities Co., Ltd.	49,370	501,342
NongShim Co., Ltd.	5,094	1,009,337
OCI Co., Ltd.	21,781	1,194,021
Orange Life Insurance Ltd.	21,494	478,236
Ottogi Corp.	939	442,658
Pan Ocean Co., Ltd. *	198,821	797,746
Partron Co., Ltd.	80,236	771,723
Poongsan Corp.	54,581	991,358
S-1 Corp.	13,850	1,154,881
Samsung Card Co., Ltd.	44,821	1,226,680
Samsung Engineering Co., Ltd. *	59,237	758,038
Samsung Securities Co., Ltd.	30,413	886,340
Samyang Holdings Corp.	13,043	648,247
Seah Besteel Corp.	45,095	601,267
Seoul Semiconductor Co., Ltd.	36,075	439,303
Shinsegae, Inc.	6,048	1,153,427
SK Gas Ltd.	15,481	977,747
SKC Co., Ltd.	30,009	1,139,661
SL Corp.	12,973	230,274
Sungwoo Hitech Co., Ltd.	296,104	865,394
Taekwang Industrial Co., Ltd.	1,337	1,184,397
Taeyoung Engineering & Construction Co., Ltd.	20,772	208,363
Tongyang, Inc.	414,761	542,742
Winiadimchae Co., Ltd. *	187,444	359,800
WONIK IPS Co., Ltd.	16,154	313,411
Young Poong Corp.	1,118	519,657
Youngone Corp.	29,404	854,506
Yuhan Corp.	4,075	772,105
		93,470,731

Singapore 1.6%
Ascendas Real Estate Investment Trust	861,418	1,912,606
Ascott Residence Trust	319,248	299,180
Asian Pay Television Trust	6,443,519	785,002
Bukit Sembawang Estates Ltd.	63,602	232,455
CapitaLand Commercial Trust	428,136	657,389
CapitaLand Mall Trust	776,207	1,482,806
City Developments Ltd.	368,737	2,546,497
First Resources Ltd.	201,514	214,995
Genting Singapore Ltd.	3,163,285	2,029,501
Mapletree Commercial Trust	487,402	801,093
Mapletree Industrial Trust	462,975	770,957
Mapletree Logistics Trust	665,831	753,572
Mapletree North Asia Commercial Trust	695,075	661,403
Olam International Ltd.	1,057,413	1,433,057
SATS Ltd.	407,579	1,410,308
Sembcorp Marine Ltd. *	988,269	812,159
Singapore Exchange Ltd.	306,213	1,810,083
Singapore Post Ltd.	1,381,555	916,256
Singapore Press Holdings Ltd.	1,596,206	2,289,828
Singapore Technologies Engineering Ltd.	983,540	2,793,503
StarHub Ltd.	928,426	883,450
Suntec Real Estate Investment Trust	487,334	678,024

50
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
UOL Group Ltd.	265,071	1,404,464
Venture Corp., Ltd.	217,613	2,381,319
		29,959,907

Spain 1.4%
Abengoa S.A., B Shares *	116,287,155	1,114,133
Acciona S.A. (a)	33,289	3,577,968
Applus Services S.A.	96,844	1,289,392
Bolsas y Mercados Espanoles SHMSF S.A.	40,138	1,039,630
Cellnex Telecom S.A. *	23,978	961,170
Cia de Distribucion Integral Logista Holdings S.A.	40,811	803,134
Cie Automotive S.A.	25,777	598,396
Construcciones y Auxiliar de Ferrocarriles S.A.	13,816	600,987
Distribuidora Internacional de Alimentacion S.A. *(a)	2,258,173	1,218,538
Ebro Foods S.A.	75,711	1,579,989
Ence Energia y Celulosa S.A.	47,654	187,245
Euskaltel S.A.	32,732	275,753
Faes Farma S.A.	138,356	727,541
Gestamp Automocion S.A.	207,545	929,321
Indra Sistemas S.A. *	23,757	187,323
Inmobiliaria Colonial Socimi S.A.	23,433	270,959
Liberbank S.A.	1,151,983	401,899
Mediaset Espana Comunicacion S.A.	244,286	1,549,017
Melia Hotels International S.A.	97,410	804,546
Merlin Properties Socimi S.A.	27,402	366,946
Obrascon Huarte Lain S.A. *(a)	1,488,509	1,781,013
Prosegur Cash S.A.	121,674	189,735
Prosegur Cia de Seguridad S.A.	288,955	1,066,009
Sacyr S.A.	401,190	997,608
Siemens Gamesa Renewable Energy S.A.	72,461	988,294
Tecnicas Reunidas S.A. *	34,372	862,272
Unicaja Banco S.A.	1,202,964	887,592
Viscofan S.A.	27,005	1,260,350
Zardoya Otis S.A.	99,588	686,542
		27,203,302

Sweden 3.3%
AAK AB	95,038	1,893,143
Adapteo Oyj *	63,384	757,495
AF Poyry AB	63,139	1,424,149
Arjo AB, B Shares	107,883	432,113
Attendo AB	103,137	452,226
Axfood AB	112,882	2,368,878
Betsson AB *	138,277	669,756
Bilia AB, A Shares	131,409	1,091,412
Bonava AB, B Shares	74,495	835,589
Bravida Holding AB	148,695	1,244,836
Castellum AB	88,158	1,883,295
Clas Ohlson AB, B Shares (a)	86,896	850,193
Cloetta AB, B Shares	104,019	310,144
Coor Service Management Holding AB	85,716	668,646
Dometic Group AB	213,489	1,740,688
Elekta AB, B Shares	119,557	1,525,733
Fabege AB	60,761	1,017,041
Getinge AB, B Shares	253,155	3,496,538
Granges AB	76,237	690,710
Hemfosa Fastigheter AB	64,451	650,964
Hexpol AB	195,570	1,466,755
Holmen AB, B Shares	106,037	2,489,060
Indutrade AB	42,177	1,205,942
Intrum AB (a)	37,359	950,089
Inwido AB	86,430	473,713
Security	Number of Shares	Value ($)
JM AB	118,224	2,952,345
KappAhl AB	143,401	290,551
Kungsleden AB	84,403	781,477
L E Lundbergfortagen AB, B Shares	68,093	2,552,411
Lifco AB, B Shares	13,278	645,838
Lindab International AB	88,669	855,334
Loomis AB, B Shares	68,633	2,323,506
Lundin Petroleum AB	8,689	264,211
Mekonomen AB *	67,562	540,466
Modern Times Group MTG AB, B Shares *	45,578	350,428
NCC AB, B Shares	161,241	2,575,601
Nibe Industrier AB, B Shares	120,771	1,512,285
Nobia AB	192,778	1,134,243
Nolato AB, B Shares	11,403	610,452
Nordic Entertainment Group AB, Class B	45,096	1,094,429
Pandox AB	44,550	874,028
Peab AB	304,842	2,499,215
Ratos AB, B Shares	763,075	1,685,382
Saab AB, Class B	43,915	1,229,663
SAS AB *	433,743	594,877
Scandic Hotels Group AB	100,712	778,436
Svenska Cellulosa AB SCA, B Shares	321,756	2,777,651
Sweco AB, B Shares	34,991	915,558
Thule Group AB	43,576	865,139
Wallenstam AB, B Shares	26,324	296,074
Wihlborgs Fastigheter AB	52,095	838,785
		62,427,493

Switzerland 3.4%
Allreal Holding AG *	8,965	1,716,076
Alpiq Holding AG *	3,976	283,297
ALSO Holding AG *	6,060	863,571
ams AG *	26,067	1,044,050
Arbonia AG *	26,926	297,167
Aryzta AG *	2,398,536	1,940,258
Autoneum Holding AG (a)	5,327	585,219
Banque Cantonale Vaudoise	1,244	956,778
Barry Callebaut AG	879	1,798,066
Belimo Holding AG	174	879,276
Bell Food Group AG *	2,179	547,255
Berner Kantonalbank AG	1,068	233,148
BKW AG	11,438	746,773
Bobst Group S.A.	3,508	170,463
Bucher Industries AG	5,851	1,725,526
Burckhardt Compression Holding AG	2,084	491,803
Cembra Money Bank AG	15,557	1,578,577
Conzzeta AG	948	768,403
Daetwyler Holding AG	6,315	985,432
DKSH Holding AG	36,513	1,779,430
dormakaba Holding AG *	1,475	995,060
Dufry AG *	22,318	1,809,891
Emmi AG	1,359	1,100,166
EMS-Chemie Holding AG	2,674	1,590,428
Flughafen Zuerich AG	9,446	1,733,684
Forbo Holding AG	674	982,271
Galenica AG *	31,915	1,785,330
GAM Holding AG *	454,347	1,766,969
Helvetia Holding AG	21,007	2,738,797
Huber & Suhner AG	11,062	708,809
Implenia AG	34,426	1,176,702
Inficon Holding AG	479	300,631
Komax Holding AG (a)	1,092	206,933
Kudelski S.A. *(a)	77,512	472,381
Landis & Gyr Group AG *	22,226	1,821,748
Logitech International S.A.	54,147	2,194,993
Mobimo Holding AG *	3,869	1,092,916

51
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
OC Oerlikon Corp. AG	139,030	1,288,499
Partners Group Holding AG	3,037	2,463,486
PSP Swiss Property AG	11,586	1,539,804
Rieter Holding AG	4,593	613,669
Schweiter Technologies AG	871	814,265
SFS Group AG	11,732	857,268
Siegfried Holding AG *	926	381,836
SIG Combibloc Group AG *	36,810	485,864
Straumann Holding AG	1,419	1,112,311
Sulzer AG	17,458	1,658,550
Sunrise Communications Group AG *	28,323	2,133,993
Tecan Group AG	3,101	744,654
Temenos AG *	5,590	936,704
u-blox Holding AG *	3,167	206,289
Valiant Holding AG	7,538	784,692
Valora Holding AG *	5,713	1,610,922
VAT Group AG *	6,723	808,567
Vifor Pharma AG	20,890	3,312,589
Vontobel Holding AG	12,174	636,107
		64,258,346

United Kingdom 10.6%
888 Holdings plc	248,303	461,456
AA plc	1,772,946	1,203,744
Ascential plc	56,344	259,790
Ashmore Group plc	196,544	1,079,998
Auto Trader Group plc	122,994	796,274
B&M European Value Retail S.A.	467,377	2,036,580
Balfour Beatty plc	897,807	2,357,359
Bank of Georgia Group plc	14,201	235,381
BBA Aviation plc	778,694	3,044,148
BCA Marketplace plc	627,669	1,846,807
Beazley plc	302,724	2,099,590
Biffa plc	119,156	288,197
Big Yellow Group plc	20,393	265,741
Bodycote plc	178,820	1,560,365
Bovis Homes Group plc	142,123	1,779,309
Brewin Dolphin Holdings plc	174,514	646,947
Britvic plc	158,467	1,674,180
Card Factory plc	473,705	889,583
Centamin plc	1,234,950	2,182,281
Chemring Group plc	334,401	727,349
Cineworld Group plc	319,401	849,538
Clarkson plc	8,176	229,014
Close Brothers Group plc	109,175	1,713,839
Coats Group plc	729,878	650,217
Cobham plc *	1,628,083	3,202,160
Computacenter plc	106,997	1,726,559
ConvaTec Group plc	821,046	1,743,345
Costain Group plc	142,350	259,348
Countryside Properties plc	122,338	445,776
Cranswick plc	50,338	1,691,994
Crest Nicholson Holdings plc	346,998	1,467,238
Daily Mail & General Trust plc N.V., Class A	139,314	1,374,275
De La Rue plc	122,143	318,329
Dechra Pharmaceuticals plc	7,348	268,463
Derwent London plc	24,587	953,394
Dignity plc	30,525	174,425
Diploma plc	48,371	933,702
Domino's Pizza Group plc	232,142	677,949
Dunelm Group plc	91,888	980,295
EI Group plc *	705,382	2,415,648
Electrocomponents plc	242,794	1,717,940
Elementis plc	579,020	1,057,034
Entertainment One Ltd.	329,170	2,345,147
Equiniti Group plc	94,250	235,304
Security	Number of Shares	Value ($)
Essentra plc	329,907	1,615,145
Evraz plc	294,622	1,780,752
Ferrexpo plc	345,968	851,523
Fresnillo plc	112,823	1,017,321
Galliford Try plc	207,002	1,476,031
Games Workshop Group plc	5,104	272,257
Genus plc	22,161	709,805
Grafton Group plc	261,091	2,392,722
Grainger plc	231,879	689,606
Great Portland Estates plc	85,573	725,546
Greencore Group plc	532,514	1,361,248
Greggs plc	87,599	2,255,267
GVC Holdings plc	75,980	582,028
Halfords Group plc	489,650	1,078,744
Halma plc	103,692	2,478,903
Hammerson plc	399,206	1,103,613
Hargreaves Lansdown plc	42,727	977,219
Headlam Group plc	148,715	751,617
Hikma Pharmaceuticals plc	34,921	857,801
Hill & Smith Holdings plc	56,076	785,360
HomeServe plc	91,213	1,275,242
Howden Joinery Group plc	395,079	2,589,534
Hunting plc	147,468	820,744
Ibstock plc	298,038	778,198
IG Group Holdings plc	317,100	2,084,601
Indivior plc *	1,495,991	1,098,966
Intermediate Capital Group plc	177,544	2,888,726
International Personal Finance plc	561,067	603,350
Intu Properties plc (a)	1,400,094	694,830
IWG plc	566,048	2,876,017
J.D. Wetherspoon plc	65,875	1,266,767
JD Sports Fashion plc	145,186	1,090,947
John Laing Group plc	202,113	870,855
Jupiter Fund Management plc	440,249	1,832,050
Just Group plc *	1,422,620	774,098
KAZ Minerals plc	98,737	484,354
Keller Group plc	186,941	1,482,107
Kier Group plc (a)	309,015	442,192
Lancashire Holdings Ltd.	244,110	2,024,541
Lookers plc	1,139,373	646,615
Man Group plc	1,298,460	2,635,286
Marshalls plc	106,033	896,178
Marston's plc	1,121,853	1,736,502
McCarthy & Stone plc	579,074	947,118
Mediclinic International plc	156,341	646,217
Melrose Industries plc	896,196	1,974,947
Merlin Entertainments plc	472,142	2,597,267
Mitchells & Butlers plc *	406,895	1,729,425
Mitie Group plc	627,919	1,121,067
Moneysupermarket.com Group plc	306,813	1,395,591
Morgan Advanced Materials plc	315,862	983,223
Morgan Sindall Group plc	66,913	971,361
N Brown Group plc	499,182	655,347
National Express Group plc	461,151	2,383,485
Northgate plc	380,957	1,496,234
Ocado Group plc *	55,604	877,278
OneSavings Bank plc	62,391	244,513
Pagegroup plc	279,598	1,425,369
Paragon Banking Group plc	168,569	895,483
PayPoint plc	47,190	509,762
Pendragon plc	6,633,610	824,032
Petra Diamonds Ltd. *	1,722,077	167,149
Petrofac Ltd.	460,295	2,344,305
Pets at Home Group plc	843,798	2,375,857
Phoenix Group Holdings plc	387,534	3,053,571
Playtech plc	414,428	1,872,479
Plus500 Ltd.	76,265	633,066
Polymetal International plc	206,740	2,978,538

52
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Polypipe Group plc	126,907	579,576
Premier Oil plc *	2,105,991	2,071,318
Provident Financial plc	434,786	2,135,491
PZ Cussons plc	231,134	591,122
QinetiQ Group plc	473,999	1,665,972
Quilter plc	1,055,944	1,606,191
Rathbone Brothers plc	22,168	602,040
Redrow plc	164,829	1,108,068
Renewi plc	648,606	243,291
Renishaw plc	11,156	482,315
Rhi Magnesita N.V.	9,898	533,040
Rightmove plc	117,198	764,317
Rotork plc	440,688	1,661,598
Royal Bank of Scotland Group plc	379,757	857,682
RPS Group plc	442,971	728,288
Safestore Holdings plc	30,925	252,712
Saga plc	1,888,329	945,637
Savills plc	134,578	1,355,419
Schroders plc	57,748	1,919,966
Segro plc	218,751	2,091,287
Senior plc	480,653	1,184,775
Serco Group plc *	1,078,003	1,915,443
SIG plc	1,401,554	2,152,379
Spectris plc	87,082	2,450,881
Spirax-Sarco Engineering plc	24,103	2,355,646
Spire Healthcare Group plc	654,623	839,486
Sports Direct International plc *	400,401	1,215,170
SSP Group plc	184,325	1,587,075
ST Modwen Properties plc	119,787	593,742
Stagecoach Group plc	815,409	1,224,426
Stock Spirits Group plc	193,699	556,715
Superdry plc	112,798	543,165
Synthomer plc	242,348	912,584
TalkTalk Telecom Group plc	951,376	1,180,648
Ted Baker plc	13,121	146,212
Telecom Plus plc	50,994	720,395
The Go-Ahead Group plc	75,629	1,915,780
The Restaurant Group plc	652,596	1,218,374
The Unite Group plc	59,906	763,855
Thomas Cook Group plc *(a)	5,964,560	373,367
TP ICAP plc	272,753	967,618
TT electronics plc	128,191	369,998
Tullow Oil plc	360,998	898,188
Tyman plc	180,422	447,144
UDG Healthcare plc	179,020	1,711,454
Ultra Electronics Holdings plc	66,300	1,758,593
Vesuvius plc	263,369	1,493,384
Victrex plc	44,872	1,135,573
WH Smith plc	78,719	1,877,095
Wizz Air Holdings plc *	24,016	1,051,754
		201,380,153
Total Common Stock
(Cost $1,961,876,852)		1,895,071,633

Preferred Stock 0.3% of net assets

Germany 0.3%
Draegerwerk AG & Co. KGaA	25,316	1,207,171
Jungheinrich AG	67,858	1,445,251
Sartorius AG	7,035	1,409,233
Schaeffler AG	153,581	1,043,539
Sixt SE	12,486	853,888
Total Preferred Stock
(Cost $7,381,798)		5,959,082

Security	Number of Shares	Value ($)
Other Investment Companies 2.0% of net assets

United States 2.0%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07% (c)	2,363,191	2,363,191
Securities Lending Collateral 1.9%
Wells Fargo Government Money Market Fund, Select Class 2.03% (c)	36,144,295	36,144,295
Total Other Investment Companies
(Cost $38,507,486)		38,507,486

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/20/19	57	5,255,115	88,477
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $33,200,593.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust

53
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 92.6% of net assets

Brazil 6.8%
Ambev S.A.	2,925,886	13,255,067
B3 S.A. - Brasil Bolsa Balcao	432,374	4,687,662
Banco Bradesco S.A.	907,443	6,653,967
Banco do Brasil S.A.	1,590,708	17,800,285
BRF S.A. *	1,041,397	9,612,042
CCR S.A.	1,158,206	4,554,680
Centrais Eletricas Brasileiras S.A.	260,561	2,896,804
Cia Energetica de Minas Gerais	202,330	860,791
Cielo S.A.	1,347,459	2,527,179
Companhia de Saneamento Basico do Estado de Sao Paulo	431,550	5,399,336
Embraer S.A.	931,554	4,046,608
JBS S.A.	2,429,625	17,427,541
Kroton Educacional S.A.	1,181,961	2,883,250
Petrobras Distribuidora S.A.	614,853	4,285,312
Petroleo Brasileiro S.A.	3,242,349	22,182,180
Tim Participacoes S.A.	1,167,905	3,476,412
Ultrapar Participacoes S.A.	1,973,920	7,843,707
Vale S.A.	2,872,307	31,675,870
		162,068,693

Chile 0.8%
Cencosud S.A.	2,909,282	4,366,804
Empresas COPEC S.A.	488,142	4,410,425
Enel Americas S.A.	28,095,889	4,615,453
Latam Airlines Group S.A.	341,500	2,876,142
S.A.C.I. Falabella	343,846	1,935,411
		18,204,235

China 24.5%
Agile Group Holdings Ltd.	2,119,256	2,710,146
Agricultural Bank of China Ltd., H Shares	32,392,182	12,485,006
Alibaba Group Holding Ltd. ADR *	68,603	12,007,583
Anhui Conch Cement Co., Ltd., H Shares	734,105	4,136,476
Baidu, Inc. ADR *	56,774	5,931,180
Bank of China Ltd., H Shares	96,462,841	36,810,595
Bank of Communications Co., Ltd., H Shares	9,118,675	5,970,225
China Cinda Asset Management Co., Ltd., H Shares	11,728,728	2,439,945
China CITIC Bank Corp., Ltd., H Shares	10,809,424	5,656,242
China Communications Construction Co., Ltd., H Shares	5,503,520	4,270,569
China Communications Services Corp., Ltd., H Shares	3,439,543	1,927,112
China Construction Bank Corp., H Shares	102,262,663	75,959,427
China Evergrande Group	1,422,085	2,947,496
China Huarong Asset Management Co., Ltd., H Shares	21,366,889	3,354,193
China Life Insurance Co., Ltd., H Shares	3,089,003	7,230,349
Security	Number of Shares	Value ($)
China Merchants Bank Co., Ltd., H Shares	2,454,132	11,181,697
China Minsheng Banking Corp., Ltd., H Shares	8,294,937	5,462,663
China Mobile Ltd.	5,989,242	49,646,955
China National Building Material Co., Ltd., H Shares	6,908,338	5,924,947
China Overseas Land & Investment Ltd.	2,827,173	8,948,406
China Pacific Insurance (Group) Co., Ltd., H Shares	1,320,252	5,290,882
China Petroleum & Chemical Corp., H Shares	70,436,292	41,262,047
China Railway Construction Corp., Ltd., H Shares	3,071,132	3,315,969
China Railway Group Ltd., H Shares	4,951,319	3,241,753
China Resources Beer Holdings Co., Ltd.	1,019,574	5,790,557
China Resources Land Ltd.	1,766,221	7,190,802
China Resources Power Holdings Co., Ltd.	3,473,117	4,592,200
China Shenhua Energy Co., Ltd., H Shares	4,947,052	9,672,680
China Telecom Corp., Ltd., H Shares	24,639,124	11,037,583
China Unicom Hong Kong Ltd.	11,444,316	11,407,290
China Vanke Co., Ltd., H Shares	840,748	2,907,882
CITIC Ltd.	5,801,164	6,878,163
CNOOC Ltd.	18,080,267	26,998,044
Country Garden Holdings Co., Ltd.	3,515,018	4,373,949
Dongfeng Motor Group Co., Ltd., H Shares	3,602,755	3,347,401
ENN Energy Holdings Ltd.	303,660	3,468,584
Fosun International Ltd.	1,916,420	2,465,431
GCL-Poly Energy Holdings Ltd. *	35,076,872	1,365,408
Geely Automobile Holdings Ltd.	1,711,452	2,647,335
Great Wall Motor Co., Ltd., H Shares	4,975,572	3,162,379
Guangzhou R&F Properties Co., Ltd., H Shares	1,842,560	2,967,718
Haier Electronics Group Co., Ltd.	1,202,796	3,131,582
Hengan International Group Co., Ltd.	400,897	2,640,123
Huaneng Power International, Inc., H Shares	8,238,366	4,531,687
Industrial & Commercial Bank of China Ltd., H Shares	79,535,882	50,246,972
JD.com, Inc. ADR *	136,747	4,170,783
Jiangxi Copper Co., Ltd., H Shares	3,784,749	4,260,369
Kingboard Holdings Ltd.	1,083,709	2,539,376
Kunlun Energy Co., Ltd.	3,150,350	2,746,130
Longfor Group Holdings Ltd.	893,716	3,188,034
NetEase, Inc. ADR	16,482	4,202,910
PetroChina Co., Ltd., H Shares	35,863,251	17,804,954
PICC Property & Casualty Co., Ltd., H Shares	7,096,147	8,141,865
Ping An Insurance Group Co. of China Ltd., H Shares	1,510,878	17,335,273
Shimao Property Holdings Ltd.	1,392,053	3,944,122
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	6,762,633	1,950,589

54
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sinopharm Group Co., Ltd., H Shares	1,012,464	3,663,315
Tencent Holdings Ltd.	455,456	18,880,089
		581,763,442

Colombia 0.3%
Bancolombia S.A.	230,084	2,658,897
Ecopetrol S.A.	6,004,331	4,803,465
		7,462,362

Czech Republic 0.2%
CEZ A/S	223,003	4,918,732

Egypt 0.1%
Commercial International Bank Egypt SAE GDR	345,658	1,607,310

Greece 1.2%
Alpha Bank AE *	4,096,211	7,348,341
Hellenic Telecommunications Organization S.A.	249,180	3,331,331
National Bank of Greece S.A. *	2,161,410	6,279,107
Piraeus Bank S.A. *	3,270,975	11,094,657
		28,053,436

Hungary 0.5%
MOL Hungarian Oil & Gas plc	733,408	7,192,261
OTP Bank Nyrt	129,962	5,192,203
		12,384,464

India 6.6%
Axis Bank Ltd.	276,925	2,574,667
Bharat Petroleum Corp., Ltd.	1,746,951	8,691,025
Bharti Airtel Ltd.	1,363,999	6,624,442
Coal India Ltd.	1,429,055	3,697,341
HCL Technologies Ltd.	281,674	4,340,440
Hero MotoCorp Ltd.	73,774	2,657,290
Hindalco Industries Ltd.	1,343,270	3,469,750
Hindustan Petroleum Corp., Ltd.	1,579,693	5,755,098
Housing Development Finance Corp., Ltd.	306,909	9,311,389
Indian Oil Corp., Ltd.	4,769,863	8,179,389
Infosys Ltd.	1,676,936	19,137,137
ITC Ltd.	983,939	3,384,863
JSW Steel Ltd.	790,456	2,407,095
Mahindra & Mahindra Ltd.	289,679	2,145,184
Maruti Suzuki India Ltd.	24,559	2,106,126
NTPC Ltd.	2,346,542	3,997,575
Oil & Natural Gas Corp., Ltd.	4,975,064	8,444,180
Rajesh Exports Ltd.	303,857	3,005,060
Reliance Industries Ltd. GDR	631,365	21,908,365
State Bank of India *	1,726,467	6,621,055
Sun Pharmaceutical Industries Ltd.	478,536	3,018,347
Tata Consultancy Services Ltd.	296,128	9,370,596
Tata Motors Ltd. *	3,791,393	6,196,206
Tata Motors Ltd., A Shares, DVR *	1,384,192	1,037,066
Tata Steel Ltd.	417,882	2,018,380
Vedanta Ltd.	2,489,641	4,851,501
Wipro Ltd.	812,160	2,893,443
		157,843,010

Security	Number of Shares	Value ($)
Indonesia 1.5%
PT Astra International Tbk	16,420,576	7,726,990
PT Bank Central Asia Tbk	1,837,897	3,951,770
PT Bank Mandiri (Persero) Tbk	9,557,662	4,884,952
PT Bank Rakyat Indonesia (Persero) Tbk	23,466,697	7,063,997
PT Telekomunikasi Indonesia (Persero) Tbk	37,539,044	11,776,436
		35,404,145

Kuwait 0.3%
Kuwait Finance House KSCP	715,904	1,761,501
Mobile Telecommunications Co. KSC	1,470,208	2,732,459
National Bank of Kuwait SAKP	617,424	2,014,752
		6,508,712

Malaysia 1.8%
Axiata Group Berhad	5,214,685	6,261,838
CIMB Group Holdings Berhad	4,350,851	5,234,884
Genting Berhad	2,629,900	3,752,087
Malayan Banking Berhad	3,135,213	6,478,421
Petronas Chemicals Group Berhad	1,659,500	2,734,594
Public Bank Berhad	1,171,200	5,658,967
Tenaga Nasional Berhad	3,841,900	12,753,043
		42,873,834

Mexico 4.4%
Alfa S.A.B. de C.V., A Shares	5,309,486	4,529,711
America Movil S.A.B. de C.V., Series L	49,326,900	36,035,628
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	1,086,808	1,379,418
Cemex S.A.B. de C.V. ADR	2,110,781	7,915,429
Coca-Cola Femsa S.A.B. de C.V.	505,463	2,986,358
Fomento Economico Mexicano S.A.B. de C.V.	1,740,020	15,870,508
Grupo Bimbo S.A.B. de C.V., Series A	2,099,132	3,668,511
Grupo Financiero Banorte S.A.B. de C.V., O Shares	1,447,363	7,776,624
Grupo Mexico S.A.B. de C.V., Series B	3,575,786	8,225,298
Grupo Televisa S.A.B., Series CPO	2,266,641	4,003,048
Wal-Mart de Mexico S.A.B. de C.V.	4,053,791	11,460,101
		103,850,634

Philippines 0.3%
PLDT, Inc.	203,618	4,611,547
SM Investments Corp.	154,514	3,045,313
		7,656,860

Qatar 0.3%
Ooredoo QPSC	1,019,130	1,958,924
Qatar National Bank QPSC	875,877	4,605,765
		6,564,689

Russia 14.6%
Alrosa PJSC	2,564,712	2,859,209
Gazprom PJSC	40,249,547	140,275,588
Inter RAO UES PJSC	92,815,816	5,977,667
LUKOIL PJSC	967,033	78,097,228
Magnit PJSC	189,742	10,510,957
MMC Norilsk Nickel PJSC	38,729	9,353,858

55
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mobile TeleSystems PJSC	2,576,388	10,301,878
NovaTek PJSC	404,180	7,815,254
Rosneft Oil Co. PJSC	2,461,291	15,036,834
Rostelecom PJSC	3,837,168	4,666,614
Sberbank of Russia PJSC	7,846,330	26,409,162
Severstal PJSC	253,678	3,818,999
Sistema PJSC	37,393,351	6,528,692
Surgutneftegas PJSC	16,395,734	6,756,567
Tatneft PJSC	1,256,915	14,021,858
VTB Bank PJSC	7,908,910,000	4,595,077
		347,025,442

South Africa 6.2%
Absa Group Ltd.	884,894	8,956,902
AngloGold Ashanti Ltd.	385,646	8,791,472
Aspen Pharmacare Holdings Ltd.	259,430	1,344,670
Barloworld Ltd.	500,665	3,654,150
Bid Corp., Ltd.	276,893	5,926,746
FirstRand Ltd.	1,837,904	7,261,438
Gold Fields Ltd.	1,698,631	10,164,657
MTN Group Ltd.	4,661,658	31,496,797
MultiChoice Group *	25,995	227,905
Naspers Ltd., N Shares	29,815	6,781,924
Nedbank Group Ltd.	304,067	4,525,835
Remgro Ltd.	240,598	2,720,875
Sanlam Ltd.	935,069	4,480,202
Sappi Ltd.	681,341	2,029,159
Sasol Ltd.	815,848	15,472,030
Shoprite Holdings Ltd.	477,403	3,552,598
Standard Bank Group Ltd.	1,060,999	12,386,445
Steinhoff International Holdings N.V. *	51,742,731	4,089,324
The Bidvest Group Ltd.	246,564	2,901,851
Tiger Brands Ltd.	159,694	2,197,301
Vodacom Group Ltd.	643,766	4,888,106
Woolworths Holdings Ltd.	1,168,048	4,244,860
		148,095,247

Taiwan 16.6%
Acer, Inc.	5,912,470	3,237,647
Asustek Computer, Inc.	1,721,176	11,178,602
AU Optronics Corp.	30,607,371	7,970,974
Catcher Technology Co., Ltd.	661,000	4,640,258
Cathay Financial Holding Co., Ltd.	4,294,840	5,489,902
Cheng Shin Rubber Industry Co., Ltd.	2,641,000	3,699,586
China Steel Corp.	11,979,088	8,828,904
Chunghwa Telecom Co., Ltd.	2,774,764	9,629,076
Compal Electronics, Inc.	16,617,000	9,496,184
CTBC Financial Holding Co., Ltd.	9,243,809	5,988,905
Delta Electronics, Inc.	1,679,696	7,834,303
Far Eastern New Century Corp.	4,993,061	4,530,476
Far EasTone Telecommunications Co., Ltd.	1,259,588	2,935,430
First Financial Holding Co., Ltd.	4,569,730	3,127,959
Formosa Chemicals & Fibre Corp.	2,464,882	6,913,598
Formosa Petrochemical Corp.	1,141,704	3,533,067
Formosa Plastics Corp.	2,251,704	6,745,793
Foxconn Technology Co., Ltd.	1,680,858	3,392,754
Fubon Financial Holding Co., Ltd.	6,270,116	8,713,485
Hon Hai Precision Industry Co., Ltd.	29,591,928	69,905,159
Innolux Corp.	43,690,000	9,764,527
Inventec Corp.	7,102,646	4,861,728
Largan Precision Co., Ltd.	27,700	3,430,532
Lite-On Technology Corp.	3,579,229	5,697,595
MediaTek, Inc.	1,254,046	14,672,458
Mega Financial Holding Co., Ltd.	5,841,548	5,346,848
Nan Ya Plastics Corp.	3,915,588	8,576,646
Security	Number of Shares	Value ($)
Pegatron Corp.	7,748,234	12,926,057
Pou Chen Corp.	4,051,000	5,055,689
President Chain Store Corp.	273,000	2,537,918
Quanta Computer, Inc.	4,979,058	8,956,281
Synnex Technology International Corp.	3,250,178	3,828,608
Taiwan Cement Corp.	3,486,414	4,267,832
Taiwan Mobile Co., Ltd.	939,000	3,348,233
Taiwan Semiconductor Manufacturing Co., Ltd.	9,592,352	79,096,440
Uni-President Enterprises Corp.	3,211,796	7,832,651
United Microelectronics Corp.	20,199,931	8,649,764
Walsin Lihwa Corp.	6,015,000	2,642,693
Wistron Corp.	9,936,934	7,877,417
WPG Holdings Ltd.	4,284,880	5,422,604
Yuanta Financial Holding Co., Ltd.	5,468,000	3,142,229
		395,726,812

Thailand 3.3%
Advanced Info Service PCL NVDR	802,000	6,085,992
Charoen Pokphand Foods PCL NVDR	4,347,300	4,194,794
CP ALL PCL NVDR	1,423,800	3,911,986
Kasikornbank PCL NVDR	651,100	3,407,507
Krung Thai Bank PCL NVDR	5,393,900	3,034,593
PTT Exploration & Production PCL NVDR	1,278,500	5,206,419
PTT Global Chemical PCL NVDR	3,231,200	5,627,979
PTT PCL NVDR	17,621,000	25,504,269
Thai Oil PCL NVDR	1,937,500	4,293,585
The Siam Cement PCL NVDR	735,900	10,013,391
The Siam Commercial Bank PCL NVDR	1,695,000	6,847,085
		78,127,600

Turkey 1.8%
Akbank T.A.S. *	5,339,391	6,360,073
BIM Birlesik Magazalar A/S	450,170	3,633,039
Eregli Demir ve Celik Fabrikalari T.A.S.	2,083,826	2,292,611
Haci Omer Sabanci Holding A/S	2,734,970	4,116,831
KOC Holding A/S	1,929,169	5,791,232
Tupras-Turkiye Petrol Rafinerileri A/S	213,261	4,612,038
Turk Hava YollariI AO *	1,173,349	2,275,708
Turkcell Iletisim Hizmetleri A/S	2,323,145	5,155,677
Turkiye Garanti Bankasi A/S *	4,093,354	6,252,882
Turkiye Halk Bankasi A/S *	3,003,268	2,927,880
		43,417,971

United Arab Emirates 0.5%
Abu Dhabi Commercial Bank PJSC	1,251,158	2,960,010
Emaar Properties PJSC	2,034,209	2,741,335
Emirates Telecommunications Group Co. PJSC	1,059,807	4,876,125
First Abu Dhabi Bank PJSC	545,295	2,265,413
		12,842,883
Total Common Stock
(Cost $2,166,110,608)		2,202,400,513

Preferred Stock 7.1% of net assets

Brazil 5.4%
Banco Bradesco S.A.	3,283,771	26,184,660
Centrais Eletricas Brasileiras S.A., B Shares	186,784	2,122,237
Cia Brasileira de Distribuicao	306,919	6,503,516

56
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of August 31, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Companhia Energetica de Minas Gerais	2,357,861	8,422,155
Gerdau S.A.	1,787,008	5,565,750
Itau Unibanco Holding S.A.	4,412,494	36,242,207
Itausa - Investimentos Itau S.A.	1,536,205	4,568,985
Metalurgica Gerdau S.A.	2,677,085	4,049,122
Petroleo Brasileiro S.A.	4,212,279	25,994,171
Telefonica Brasil S.A.	763,324	9,914,234
		129,567,037

Colombia 0.2%
Bancolombia S.A.	384,122	4,793,394

Russia 1.5%
Surgutneftegas PJSC	14,998,502	7,260,430
Tatneft PJSC	66,874	637,505
Transneft PJSC	12,107	27,336,115
		35,234,050
Total Preferred Stock
(Cost $145,511,761)		169,594,481

Other Investment Company 0.2% of net assets

United States 0.2%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07% (a)	4,363,715	4,363,715
Total Other Investment Company
(Cost $4,363,715)		4,363,715

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 09/20/19	138	6,789,600	83,358
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
57
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	October 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	October 17, 2019

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	October 17, 2019